Schedule of Investments (unaudited)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$4,600	$4,586,282
American Express Credit Account Master Trust
5.15%, 09/15/30	9,000	9,229,224
4.65%, 07/15/29	5,560	5,602,859
4.56%, 12/15/29	5,000	5,032,071
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	6,746	6,772,737
BA Credit Card Trust, 4.98%, 11/15/28	59,311	59,836,696
BMW Vehicle Owner Trust
4.56%, 09/25/29	3,800	3,818,744
4.66%, 12/27/32	1,250	1,260,290
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,872,245
Class A2, 1.39%, 07/15/30	11,000	10,053,966
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	4,200	4,216,461
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,318,802
6.00%, 07/17/28	6,137	6,223,480
4.64%, 04/15/30	2,560	2,576,623
4.84%, 01/15/30	2,260	2,280,400
4.48%, 03/15/30	2,400	2,404,269
4.96%, 11/15/30	1,000	1,006,351
Carvana Auto Receivables Trust, 4.26%, 10/10/29	2,330	2,317,165
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,953,417
4.60%, 01/16/29	44,830	45,009,842
4.63%, 01/15/31	8,935	9,011,117
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	1,973,712
6.15%, 06/15/39	3,000	3,258,492
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,421,499
4.03%, 01/15/30	10,000	9,942,925
5.23%, 11/17/31	2,000	2,047,739
Drive Auto Receivables Trust
4.52%, 07/16/29	500	498,120
4.67%, 05/17/32	890	884,603
4.94%, 05/17/32	2,000	1,986,130
5.41%, 09/15/32	2,800	2,809,186
Exeter Automobile Receivables Trust
5.82%, 02/15/28	6,752	6,765,539
5.61%, 04/17/28	4,026	4,035,914
5.92%, 02/15/30	5,000	5,064,900
5.06%, 02/18/31	1,900	1,882,525
5.57%, 10/15/31	1,500	1,507,778
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,060,782
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,660,991
4.99%, 12/15/27	7,330	7,371,882
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	5,970,185
4.88%, 09/15/30	2,000	2,009,453
4.45%, 10/15/29	4,250	4,260,038
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	2,100	2,107,718
GM Financial Automobile Leasing Trust, 4.66%, 02/21/28	3,200	3,212,245
Security	Par (000)	Value
GM Financial Consumer Automobile Receivables Trust
4.59%, 07/17/28	$3,500	$3,508,354
4.47%, 02/16/28	5,139	5,136,771
4.43%, 10/16/28	13,000	13,006,480
5.71%, 02/16/29	9,710	9,968,243
4.40%, 08/16/29	2,500	2,502,577
4.44%, 04/16/30	1,000	1,002,064
4.62%, 12/17/29	2,500	2,514,034
4.73%, 08/16/30	1,780	1,798,278
4.28%, 04/16/30	1,200	1,201,010
Honda Auto Receivables Owner Trust
5.21%, 08/15/28	1,900	1,915,821
4.57%, 03/21/29	7,300	7,323,523
4.15%, 10/15/29	2,600	2,594,648
Hyundai Auto Receivables Trust
4.58%, 04/15/27	3,876	3,875,360
4.48%, 07/17/28	13,000	13,009,058
4.84%, 03/15/29	4,625	4,662,271
4.32%, 10/15/29	5,300	5,292,812
4.40%, 04/15/31	1,100	1,098,877
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,314,582
4.91%, 02/18/31	1,850	1,872,503
4.06%, 06/15/29	2,140	2,130,755
4.23%, 09/17/29	3,900	3,892,266
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,123,680
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	8,000	8,073,084
Nissan Auto Lease Trust, 5.21%, 12/15/28	2,000	2,014,479
Nissan Auto Receivables Owner Trust, 4.49%, 12/17/29	2,000	2,004,095
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,133,412
5.23%, 12/15/28	6,440	6,466,401
5.25%, 04/17/28	5,735	5,743,369
5.45%, 03/15/30	1,670	1,684,714
5.64%, 08/15/30	3,500	3,548,576
4.62%, 11/15/28	1,460	1,459,413
5.14%, 02/17/32	4,100	4,094,466
4.87%, 05/15/31	1,000	1,006,469
5.43%, 03/17/31	500	503,403
Synchrony Card Funding LLC, 5.04%, 03/15/30	9,330	9,430,756
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	4,620	4,624,456
4.34%, 11/15/29	600	601,541
4.49%, 06/17/30	600	602,023
4.76%, 05/15/30	1,000	1,011,288
4.42%, 08/15/28	1,365	1,364,937
Verizon Master Trust
4.17%, 08/20/30	6,300	6,282,445
4.62%, 11/20/30	7,700	7,750,076
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,351,166
Volkswagen Auto Loan Enhanced Trust, 5.01%, 01/22/30	6,000	6,062,887
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,021,577
4.86%, 11/15/30	2,000	2,027,904

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.34%, 09/16/30	$2,300	$2,305,081
Total Asset-Backed Securities — 0.4% (Cost: $496,304,255)		497,027,382
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
3650R 2021-PF1 Commercial Mortgage Trust, 5.29%, 11/15/55(a)	1,000	1,006,933
Bank
2.29%, 06/15/64	7,260	6,216,642
3.35%, 01/15/63(a)	1,400	1,201,442
3.39%, 03/15/64(a)	1,000	861,452
4.34%, 05/15/61(a)	1,000	970,996
4.79%, 02/15/52(a)	1,000	887,245
5.72%, 06/15/57	4,450	4,616,939
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,306,692
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,457,160
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	961,591
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	13,978,902
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,867,467
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	20,490,633
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,890,460
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	855,608
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,715,023
Bank5
5.64%, 10/15/57	2,000	2,028,782
5.77%, 06/15/57	9,520	9,820,068
5.78%, 04/15/56	1,000	1,020,850
5.79%, 06/15/57	2,000	2,060,139
5.89%, 11/15/57	5,000	5,200,353
6.42%, 08/15/57(a)	650	656,030
6.49%, 06/15/57(a)	2,950	3,077,440
7.14%, 07/15/56(a)	1,949	2,055,640
Bank5 Trust
6.23%, 05/15/57	3,000	3,139,319
6.97%, 05/15/57(a)	2,580	2,700,540
6.97%, 05/15/57(a)	1,000	1,025,712
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,093,955
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,131,690
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	933,926
BBCMS Mortgage Trust
2.69%, 11/15/54	3,000	2,615,194
3.19%, 02/15/54(a)	500	412,909
4.05%, 12/15/51	4,000	3,918,273
4.60%, 06/15/55(a)	5,390	5,197,941
5.14%, 12/15/57	5,400	5,446,682
5.40%, 09/15/57	2,500	2,528,209
5.45%, 09/15/55(a)	500	466,270
5.45%, 04/15/56	1,000	1,017,525
5.53%, 11/15/57	1,500	1,535,152
5.55%, 07/15/57	1,000	1,022,154
5.63%, 09/15/57	5,100	5,166,325
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.71%, 12/15/55(a)	$3,160	$3,259,937
5.72%, 02/15/57	1,386	1,371,119
5.72%, 02/15/62	5,000	5,185,339
5.83%, 11/15/57(a)	1,000	1,007,766
5.84%, 09/15/57(a)	3,000	3,060,295
5.84%, 03/15/58	500	519,930
5.87%, 02/15/57	1,000	1,033,634
5.89%, 09/15/57	1,250	1,284,268
5.94%, 05/15/57(a)	2,210	2,228,521
5.95%, 03/15/57	3,000	3,113,073
5.97%, 07/15/56(a)	500	513,256
6.00%, 09/15/56(a)	18,820	19,773,152
6.13%, 11/15/57	900	933,563
6.15%, 12/15/55(a)	1,500	1,520,740
6.15%, 03/15/57(a)	2,800	2,850,773
6.30%, 09/15/56(a)	3,000	3,157,224
6.36%, 03/15/57(a)	1,000	1,037,708
6.64%, 03/15/57(a)	1,660	1,684,433
6.70%, 07/15/57(a)	1,000	1,020,824
6.80%, 11/15/56(a)	3,970	4,383,534
7.45%, 12/15/56(a)	1,322	1,424,776
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,020,816
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,077,853
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	14,604,659
Series 2021-C11, Class A5, 2.32%, 09/15/54	5,765	4,908,721
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,401,336
BBCMS Trust
2.27%, 07/15/54	2,500	2,318,765
Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	16,438,134
Benchmark Mortgage Trust
2.91%, 09/15/43(a)	750	608,003
3.18%, 02/15/53(a)	1,000	853,017
3.46%, 03/15/55	1,500	1,350,680
3.61%, 03/15/55(a)	350	303,644
5.33%, 02/15/58	6,000	6,063,769
5.36%, 05/15/55	2,000	2,023,494
5.60%, 08/15/57	3,700	3,801,007
5.66%, 04/15/57	2,000	2,065,584
5.77%, 05/15/56	1,000	1,029,129
5.91%, 11/15/57(a)	2,000	2,081,232
6.03%, 12/15/57(a)	1,545	1,590,832
6.06%, 01/10/57(a)	1,610	1,632,533
6.06%, 08/15/57(a)	1,500	1,544,978
6.38%, 03/15/57	4,460	4,625,565
6.63%, 07/15/57(a)	1,000	1,051,281
6.79%, 03/15/57	1,500	1,559,615
6.85%, 05/15/56(a)	500	523,827
6.95%, 07/15/57(a)	2,000	2,103,260
6.95%, 07/15/57(a)	1,500	1,552,555
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,161,087
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,358,714
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,893,704
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,021,891
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,957,040

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	$1,100	$1,054,945
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,559,161
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,424,501
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	18,923,857
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,072,304
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,033,199
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,369,661
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,142,759
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	398,523
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,188,037
BMARK, 7.46%, 11/15/56(a)	1,097	1,165,423
BMO Mortgage Trust
4.81%, 07/15/54(a)	1,972	1,972,414
5.31%, 09/15/54	1,200	1,202,344
5.32%, 09/15/57	500	507,468
5.57%, 06/15/58	1,000	1,020,888
5.63%, 12/15/57(a)	1,100	1,131,394
5.74%, 02/15/57	1,000	1,027,664
5.74%, 12/15/57(a)	900	885,876
5.75%, 09/15/57(a)	2,000	2,026,421
5.78%, 04/15/58(a)	950	984,046
5.86%, 02/15/57	3,730	3,860,107
5.88%, 09/15/57(a)	500	492,863
5.89%, 11/15/57(a)	3,500	3,593,800
5.91%, 03/15/57(a)	4,000	4,112,775
5.96%, 09/15/56(a)	30,000	31,333,371
6.09%, 09/15/57(a)	750	762,770
6.14%, 03/15/57(a)	2,330	2,349,163
6.20%, 11/15/57(a)	4,700	4,808,343
6.23%, 03/15/57(a)	1,500	1,405,261
6.26%, 04/15/58(a)	1,000	1,013,960
6.29%, 02/15/57(a)	5,310	5,504,153
6.36%, 02/15/57(a)	260	271,092
6.38%, 07/15/57(a)	500	484,201
6.49%, 05/15/58(a)	500	507,048
6.86%, 02/15/57(a)	687	696,519
7.24%, 11/15/56(a)	11,200	11,915,627
CD Mortgage Trust
3.91%, 11/13/50(a)	995	934,386
4.66%, 08/15/51(a)	1,188	1,136,952
Series 2017-CD3, Class A4, 3.63%, 02/10/50	5,500	5,269,718
Series 2017-CD5, Class A4, 3.43%, 08/15/50	1,020	990,113
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	1,000	938,613
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,806,884
3.74%, 03/10/51	1,932	1,889,994
3.92%, 12/15/72(a)	1,500	1,343,709
Series 2016-P5, Class A4, 2.94%, 10/10/49	10,000	9,651,252
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,545,882
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,934,254
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-B2, Class A4, 4.01%, 03/10/51	$20,020	$19,620,457
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,369,070
Commission Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,977,808
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	461,878
3.91%, 12/15/52(a)	220	197,055
4.45%, 04/15/51(a)	1,500	1,448,964
Series 2015-C4, Class A4, 3.81%, 11/15/48	14,411	14,329,210
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,092,411
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,497,906
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,205,349
Series 2020-C19, Class A3, 2.56%, 03/15/53	5,500	4,902,335
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	5,500	5,222,398
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	975,987
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,347,099
2.36%, 10/25/36	2,500	1,943,183
3.00%, 09/25/29	20,868	19,902,464
3.53%, 09/25/32	1,000	927,536
3.78%, 01/25/32	10,787	10,518,826
3.78%, 11/25/32(a)	17,795	16,859,999
3.80%, 03/25/32	1,938	1,891,098
3.82%, 12/25/32(a)	21,500	20,407,099
4.05%, 07/25/33	35,000	33,555,975
4.20%, 05/25/33	48,000	46,546,495
4.25%, 04/25/33	40,000	38,957,210
4.28%, 07/25/30	10,500	10,469,452
4.35%, 01/25/33(a)	33,140	32,527,219
4.46%, 08/25/31	5,000	4,991,678
4.51%, 07/25/29	5,700	5,728,992
4.57%, 12/25/28	3,253	3,275,431
4.74%, 08/25/28(a)	15,000	15,175,072
4.80%, 09/25/28(a)	3,920	3,973,047
4.85%, 09/25/28	5,000	5,074,460
5.20%, 02/25/31	5,560	5,764,732
5.36%, 01/25/29(a)	14,300	14,749,160
5.40%, 01/25/29	15,000	15,491,448
5.40%, 01/25/29	8,000	8,255,867
Federal National Mortgage Association, 2.59%, 06/25/32(a)	1,048	923,351
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,619,481
1.81%, 10/25/31(a)	3,000	2,563,694
2.40%, 11/25/31	5,000	4,406,221
4.18%, 07/25/28(a)	19,104	19,034,381
Series 2017, Class A2, 2.97%, 09/25/27(a)	1,528	1,489,776
Series 2020-M20, Class A2, 1.44%, 10/25/29	2,000	1,770,595
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	484,480
Freddie Mac Multifamily Structured Pass Through Certificates, 5.07%, 10/25/28(a)	1,525	1,559,017
GS Mortgage Securities Trust
2.91%, 02/13/53	1,000	917,371
3.45%, 05/12/53(a)	1,840	1,633,945

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.45%, 05/12/53(a)	$526	$432,561
3.70%, 02/10/52	1,000	961,821
4.38%, 07/10/51(a)	2,433	2,296,026
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,549,099
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,921,983
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,939,516
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,421,738
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	2,000	1,897,715
4.03%, 03/10/52	3,500	3,314,604
Morgan Stanley BAML Trust, 5.64%, 03/15/58	400	412,241
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,236,188
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,943,656
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,325,537
Morgan Stanley Capital I Trust
2.70%, 07/15/53	200	164,999
2.73%, 05/15/54	1,275	1,127,777
2.75%, 06/15/54(a)	2,000	1,676,259
2.88%, 02/15/53	1,264	1,122,134
3.46%, 06/15/54(a)	1,000	774,929
3.65%, 11/15/52(a)	500	451,581
3.65%, 11/15/52(a)	1,000	842,855
4.85%, 07/15/51(a)	1,000	933,610
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,708,482
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,223,294
Series 2018-H3, Class A4, 3.91%, 07/15/51	687	670,390
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,485,200
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	7,242,481
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,186,556
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,009,014
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,568,843
UBS Commercial Mortgage Trust
3.17%, 08/15/50	4,626	4,516,826
4.03%, 08/15/51	5,496	5,372,886
4.58%, 12/15/50(a)	528	491,904
4.67%, 12/15/51(a)	1,000	976,028
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,729,482
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	2,000	1,873,473
2.70%, 07/15/53	375	307,316
3.31%, 11/15/54	500	422,662
4.15%, 03/15/51(a)	1,749	1,699,886
4.19%, 11/15/50(a)	110	104,666
4.55%, 03/15/52	1,000	954,483
4.67%, 09/15/61(a)	3,000	2,945,953
5.93%, 07/15/57	3,000	3,111,013
6.10%, 01/15/58	1,500	1,573,357
Class A4, 2.34%, 08/15/54	4,600	3,962,688
Class ASB, 4.17%, 05/15/51	479	475,442
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-C35, Class A4, 2.93%, 07/15/48	$550	$536,766
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,657,412
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,827,299
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,246,544
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,515,769
		1,260,270,174
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,308,164,808)		1,260,270,174
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,978	2,620,286
3.38%, 03/01/41	2,222	1,606,022
4.65%, 10/01/28	3,091	3,093,108
4.75%, 03/30/30	3,888	3,901,920
5.38%, 06/15/33	2,738	2,726,204
5.40%, 10/01/48(b)	1,950	1,748,107
Omnicom Group Inc.
2.45%, 04/30/30	3,297	2,972,446
2.60%, 08/01/31	4,044	3,546,832
4.20%, 06/01/30(b)	3,212	3,143,600
5.30%, 11/01/34	3,695	3,665,897
		29,024,422
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.25%, 06/15/26	3,129	3,050,688
2.70%, 02/01/27	4,762	4,611,811
2.80%, 03/01/27	1,924	1,856,237
2.95%, 02/01/30	5,159	4,735,978
3.20%, 03/01/29	4,531	4,291,522
3.25%, 02/01/28	3,870	3,734,452
3.25%, 03/01/28	2,734	2,628,408
3.25%, 02/01/35	3,389	2,788,598
3.38%, 06/15/46	2,618	1,728,438
3.45%, 11/01/28	2,603	2,486,481
3.50%, 03/01/39	2,054	1,546,334
3.55%, 03/01/38	1,688	1,305,686
3.60%, 05/01/34	3,881	3,355,046
3.63%, 02/01/31(b)	4,187	3,903,364
3.63%, 03/01/48	2,703	1,787,703
3.65%, 03/01/47	2,201	1,493,308
3.75%, 02/01/50	6,466	4,435,019
3.83%, 03/01/59	2,257	1,469,469
3.85%, 11/01/48	2,394	1,647,726
3.90%, 05/01/49	4,771	3,338,404
3.95%, 08/01/59	5,353	3,534,222
5.04%, 05/01/27	8,594	8,645,631
5.15%, 05/01/30	15,423	15,562,643
5.71%, 05/01/40	10,772	10,391,719
5.81%, 05/01/50	22,196	20,789,683
5.88%, 02/15/40	2,138	2,083,075
5.93%, 05/01/60	14,662	13,586,351
6.13%, 02/15/33	2,018	2,096,043

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.26%, 05/01/27	$4,870	$5,008,570
6.30%, 05/01/29	5,525	5,811,436
6.39%, 05/01/31	2,795	2,981,658
6.53%, 05/01/34	11,075	11,828,472
6.63%, 02/15/38	1,789	1,887,436
6.86%, 05/01/54	6,795	7,253,544
6.88%, 03/15/39	2,421	2,587,500
7.01%, 05/01/64	3,390	3,619,312
GE Capital Funding LLC, 4.55%, 05/15/32	3,032	2,982,313
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,419	4,189,722
General Dynamics Corp.
1.15%, 06/01/26	4,240	4,109,209
2.13%, 08/15/26	4,423	4,316,366
2.25%, 06/01/31	2,505	2,206,190
2.63%, 11/15/27	3,169	3,055,620
2.85%, 06/01/41	3,279	2,343,144
3.50%, 04/01/27	3,297	3,262,177
3.60%, 11/15/42	1,283	1,001,153
3.63%, 04/01/30	5,217	5,042,635
3.75%, 05/15/28	5,583	5,533,883
4.25%, 04/01/40	4,024	3,519,516
4.25%, 04/01/50	4,065	3,318,078
4.95%, 08/15/35	1,530	1,506,120
General Electric Co.
4.35%, 05/01/50	1,485	1,222,582
4.50%, 03/11/44	1,600	1,381,401
5.88%, 01/14/38	2,247	2,353,244
6.75%, 03/15/32	3,115	3,477,008
6.88%, 01/10/39	1,880	2,149,041
HEICO Corp.
5.25%, 08/01/28	1,560	1,593,930
5.35%, 08/01/33	1,760	1,777,751
Hexcel Corp.
4.20%, 02/15/27	2,635	2,604,161
5.88%, 02/26/35	965	960,936
Howmet Aerospace Inc.
3.00%, 01/15/29	1,130	1,074,987
4.85%, 10/15/31	1,270	1,273,206
5.90%, 02/01/27	480	491,031
5.95%, 02/01/37	1,745	1,830,505
6.75%, 01/15/28	1,500	1,581,014
L3Harris Technologies Inc.
1.80%, 01/15/31	3,710	3,157,366
2.90%, 12/15/29	2,756	2,550,576
3.85%, 12/15/26	4,257	4,216,692
4.40%, 06/15/28	9,374	9,333,389
4.85%, 04/27/35	1,876	1,800,571
5.05%, 06/01/29	2,450	2,486,857
5.05%, 04/27/45	2,523	2,290,680
5.25%, 06/01/31	2,150	2,193,365
5.35%, 06/01/34	3,065	3,085,386
5.40%, 01/15/27	6,245	6,333,996
5.40%, 07/31/33	6,180	6,260,387
5.50%, 08/15/54	2,770	2,602,150
5.60%, 07/31/53	2,390	2,275,489
6.15%, 12/15/40	1,745	1,802,055
Lockheed Martin Corp.
1.85%, 06/15/30	3,100	2,740,768
2.80%, 06/15/50	4,678	2,844,710
3.60%, 03/01/35	2,488	2,217,381
Security	Par (000)	Value
Aerospace & Defense (continued)
3.80%, 03/01/45	$5,270	$4,079,261
3.90%, 06/15/32	3,525	3,348,643
4.07%, 12/15/42	4,083	3,365,219
4.09%, 09/15/52	7,801	6,003,346
4.15%, 06/15/53	4,910	3,789,716
4.30%, 06/15/62	4,360	3,332,964
4.45%, 05/15/28	1,555	1,566,035
4.50%, 02/15/29	2,665	2,679,296
4.50%, 05/15/36	2,240	2,117,894
4.70%, 12/15/31	1,550	1,556,272
4.70%, 05/15/46	5,484	4,789,593
4.75%, 02/15/34	3,665	3,598,024
4.80%, 08/15/34	2,650	2,606,138
5.10%, 11/15/27	5,080	5,200,170
5.20%, 02/15/55	3,610	3,314,222
5.20%, 02/15/64	2,510	2,249,760
5.25%, 01/15/33	4,095	4,209,916
5.70%, 11/15/54	3,335	3,284,402
5.72%, 06/01/40	2,542	2,605,280
5.90%, 11/15/63	2,665	2,698,952
Series B, 6.15%, 09/01/36	2,930	3,172,702
Northrop Grumman Corp.
3.20%, 02/01/27	3,341	3,277,440
3.25%, 01/15/28	9,798	9,526,132
3.85%, 04/15/45	2,989	2,305,681
4.03%, 10/15/47	9,526	7,373,793
4.40%, 05/01/30	2,637	2,616,735
4.60%, 02/01/29	2,360	2,376,055
4.65%, 07/15/30	3,125	3,134,662
4.70%, 03/15/33	3,740	3,677,700
4.75%, 06/01/43	4,374	3,867,720
4.90%, 06/01/34	3,290	3,236,140
4.95%, 03/15/53	3,885	3,411,484
5.05%, 11/15/40	1,773	1,663,832
5.15%, 05/01/40	2,515	2,401,642
5.20%, 06/01/54	4,955	4,508,136
5.25%, 07/15/35(b)	2,355	2,362,562
5.25%, 05/01/50	4,518	4,151,331
RTX Corp.
1.90%, 09/01/31	4,361	3,675,177
2.25%, 07/01/30	4,710	4,208,951
2.38%, 03/15/32	4,367	3,728,250
2.65%, 11/01/26	2,608	2,545,426
2.82%, 09/01/51	4,294	2,561,747
3.03%, 03/15/52	5,517	3,419,814
3.13%, 05/04/27	5,821	5,685,757
3.13%, 07/01/50	5,190	3,322,463
3.50%, 03/15/27	5,930	5,836,335
3.75%, 11/01/46	5,099	3,796,068
4.05%, 05/04/47	2,973	2,300,222
4.13%, 11/16/28	11,614	11,495,488
4.15%, 05/15/45	4,380	3,506,000
4.35%, 04/15/47	4,861	3,952,882
4.45%, 11/16/38	3,525	3,166,281
4.50%, 06/01/42	15,367	13,292,424
4.63%, 11/16/48	7,143	5,987,378
4.70%, 12/15/41	2,410	2,132,555
4.80%, 12/15/43	2,479	2,184,987
4.88%, 10/15/40	2,089	1,917,190
5.15%, 02/27/33	5,200	5,235,095
5.38%, 02/27/53	4,555	4,237,731

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 05/01/35	$1,832	$1,852,275
5.70%, 04/15/40	980	997,033
5.75%, 11/08/26	7,050	7,171,977
5.75%, 01/15/29	3,215	3,352,286
6.00%, 03/15/31	4,425	4,696,767
6.05%, 06/01/36	690	728,484
6.10%, 03/15/34	6,515	6,933,389
6.13%, 07/15/38	1,920	2,027,367
6.40%, 03/15/54	5,175	5,527,809
7.20%, 08/15/27	2,383	2,517,714
7.50%, 09/15/29	2,818	3,125,455
		568,788,335
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	7,735	6,558,536
2.63%, 09/16/26	3,180	3,106,110
3.40%, 05/06/30	4,254	3,992,258
3.40%, 02/04/41	6,627	4,790,720
3.70%, 02/04/51	5,452	3,673,635
3.88%, 09/16/46	7,012	5,025,613
4.00%, 02/04/61(b)	4,275	2,924,450
4.25%, 08/09/42	4,269	3,373,943
4.45%, 05/06/50	2,403	1,830,879
4.50%, 05/02/43	2,983	2,418,754
4.80%, 02/14/29	6,509	6,533,522
4.88%, 02/04/28	980	988,928
5.38%, 01/31/44	7,912	7,284,963
5.63%, 02/06/35	1,200	1,204,993
5.80%, 02/14/39	9,382	9,270,825
5.95%, 02/14/49	9,692	9,406,294
6.20%, 11/01/28	2,960	3,110,013
6.88%, 11/01/33	1,980	2,172,253
Archer-Daniels-Midland Co.
2.50%, 08/11/26	6,470	6,334,060
2.70%, 09/15/51	3,850	2,272,359
2.90%, 03/01/32	3,435	3,056,943
3.25%, 03/27/30	5,546	5,245,618
3.75%, 09/15/47	2,049	1,513,861
4.02%, 04/16/43	1,557	1,254,391
4.50%, 08/15/33	1,670	1,609,273
4.50%, 03/15/49	2,604	2,155,219
4.54%, 03/26/42	2,007	1,755,696
5.38%, 09/15/35	1,956	1,996,127
5.94%, 10/01/32	1,882	2,013,383
BAT Capital Corp.
2.26%, 03/25/28(b)	4,255	4,000,644
2.73%, 03/25/31	5,128	4,553,069
3.22%, 09/06/26	5,171	5,084,547
3.46%, 09/06/29	2,797	2,658,637
3.56%, 08/15/27	4,918	4,810,481
3.73%, 09/25/40	1,490	1,139,995
3.98%, 09/25/50	830	578,558
4.39%, 08/15/37	11,334	9,965,739
4.54%, 08/15/47	7,960	6,289,374
4.70%, 04/02/27	5,079	5,089,080
4.74%, 03/16/32	4,230	4,129,976
4.76%, 09/06/49	4,713	3,785,899
4.91%, 04/02/30	4,783	4,805,052
5.28%, 04/02/50(b)	2,337	2,011,821
5.35%, 08/15/32	2,860	2,888,251
5.63%, 08/15/35	2,850	2,855,947
Security	Par (000)	Value
Agriculture (continued)
5.65%, 03/16/52	$2,725	$2,455,651
5.83%, 02/20/31	3,825	3,986,319
6.00%, 02/20/34	3,605	3,750,938
6.34%, 08/02/30	4,875	5,197,589
6.42%, 08/02/33	5,430	5,827,657
7.08%, 08/02/43	3,500	3,784,770
7.08%, 08/02/53	4,520	4,908,910
7.75%, 10/19/32	2,836	3,237,151
BAT International Finance PLC
4.45%, 03/16/28	5,930	5,909,041
5.93%, 02/02/29	4,970	5,189,405
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,405	4,834,242
3.25%, 08/15/26	4,468	4,399,996
3.75%, 09/25/27	3,191	3,140,529
4.10%, 01/07/28	3,040	3,016,419
4.20%, 09/17/29	2,950	2,911,640
4.65%, 09/17/34	2,315	2,228,454
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(c)	3,350	3,419,592
Philip Morris International Inc.
1.75%, 11/01/30	4,948	4,262,236
2.10%, 05/01/30	3,288	2,923,726
3.13%, 08/17/27	2,900	2,829,875
3.13%, 03/02/28	3,076	2,986,332
3.38%, 08/15/29	7,401	7,095,340
3.88%, 08/21/42	3,461	2,741,789
4.13%, 04/28/28	2,745	2,727,892
4.13%, 03/04/43	4,309	3,502,654
4.25%, 11/10/44	3,838	3,172,436
4.38%, 11/01/27	3,780	3,779,542
4.38%, 04/30/30	2,580	2,550,920
4.38%, 11/15/41	3,732	3,175,278
4.50%, 03/20/42	3,580	3,076,876
4.63%, 11/01/29	2,990	2,998,724
4.75%, 02/12/27	4,635	4,669,611
4.75%, 11/01/31	3,230	3,220,500
4.88%, 02/15/28	7,540	7,641,141
4.88%, 02/13/29	3,265	3,304,917
4.88%, 04/30/35	2,255	2,182,144
4.88%, 11/15/43(b)	3,305	2,948,889
4.90%, 11/01/34	2,800	2,743,045
5.13%, 11/17/27	7,212	7,339,809
5.13%, 02/15/30	6,360	6,496,045
5.13%, 02/13/31	5,475	5,567,414
5.25%, 09/07/28	2,315	2,374,255
5.25%, 02/13/34	7,365	7,403,763
5.38%, 02/15/33	8,520	8,688,108
5.50%, 09/07/30	2,350	2,437,511
5.63%, 11/17/29	8,410	8,774,298
5.63%, 09/07/33	3,155	3,263,269
5.75%, 11/17/32	5,281	5,529,331
6.38%, 05/16/38	6,873	7,462,854
Reynolds American Inc.
5.70%, 08/15/35	3,404	3,406,590
5.85%, 08/15/45	9,663	9,089,616
6.15%, 09/15/43	2,581	2,552,937
7.25%, 06/15/37	2,475	2,717,663
		397,356,322

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28(b)	$1,361	$1,322,880
Series 2015-1, Class A, 3.38%, 11/01/28(b)	1,923	1,853,555
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,254	2,177,607
Series 2016-1, Class AA, 3.58%, 07/15/29	1,498	1,438,541
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	2,144	2,024,320
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,293	1,209,985
Series 2017-1, Class AA, 3.65%, 02/15/29	2,178	2,085,683
Series 2017-2, Class AA, 3.35%, 04/15/31	2,145	2,019,512
Series 2019-1, Class AA, 3.15%, 08/15/33	2,611	2,367,761
Series A, Class A, 2.88%, 01/11/36	3,486	3,026,279
Delta Air Lines Inc.
3.75%, 10/28/29	2,320	2,185,480
4.38%, 04/19/28	1,340	1,324,804
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,064	3,819,115
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(b)	2,614	2,397,727
Series 2019-1, Class AA, 2.75%, 11/15/33(b)	2,384	2,044,303
Southwest Airlines Co.
2.63%, 02/10/30	2,918	2,625,569
3.00%, 11/15/26	2,225	2,167,802
3.45%, 11/16/27	2,053	1,985,429
5.13%, 06/15/27	8,447	8,499,344
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,986	5,980,016
Series 2014-2, Class A, 3.75%, 03/03/28(b)	3,291	3,235,378
Series 2016-1, Class AA, 3.10%, 01/07/30	2,728	2,580,945
Series 2016-2, Class AA, 2.88%, 04/07/30	2,295	2,141,908
Series 2018-1, Class AA, 3.50%, 09/01/31	2,915	2,724,792
Series 2019, Class AA, 4.15%, 02/25/33	2,094	1,979,890
Series 2019-2, Class AA, 2.70%, 11/01/33	3,301	2,911,416
Series 2020-1, 5.88%, 04/15/29(b)	4,241	4,308,287
Series 24-A, 5.88%, 08/15/38	1,948	1,902,409
Series AA, 5.45%, 08/15/38	4,317	4,275,659
		78,616,396
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	5,048	4,922,689
2.75%, 03/27/27	5,748	5,601,121
2.85%, 03/27/30	7,410	6,920,290
3.25%, 03/27/40	5,160	3,990,637
3.38%, 11/01/46	2,975	2,089,478
3.38%, 03/27/50	6,047	4,145,806
3.63%, 05/01/43	2,999	2,309,872
3.88%, 11/01/45	4,983	3,854,667
Ralph Lauren Corp., 2.95%, 06/15/30	2,939	2,710,126
Tapestry Inc.
3.05%, 03/15/32(b)	2,503	2,183,606
4.13%, 07/15/27	2,031	2,007,716
5.10%, 03/11/30	1,475	1,475,728
5.50%, 03/11/35	685	671,829
		42,883,565
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26	4,370	4,194,321
Security	Par (000)	Value
Auto Manufacturers (continued)
1.80%, 01/13/31(b)	$2,722	$2,304,416
2.00%, 03/24/28	3,840	3,586,118
2.25%, 01/12/29	3,225	2,966,933
2.30%, 09/09/26	3,461	3,363,989
2.35%, 01/08/27	2,766	2,672,416
3.50%, 02/15/28	2,806	2,731,638
4.40%, 10/05/26	2,220	2,215,524
4.40%, 09/05/29	3,630	3,589,924
4.45%, 10/22/27	3,385	3,376,377
4.55%, 03/03/28	2,240	2,240,794
4.60%, 04/17/30	3,290	3,266,343
4.70%, 01/12/28	2,770	2,781,725
4.80%, 03/05/30	2,020	2,023,366
4.85%, 10/23/31	3,055	3,025,992
4.90%, 03/12/27	3,655	3,676,689
4.90%, 07/09/27	2,055	2,069,040
4.90%, 03/13/29	3,635	3,662,814
4.90%, 01/10/34(b)	2,375	2,307,876
5.05%, 07/10/31	3,145	3,161,531
5.13%, 07/07/28	3,355	3,407,754
5.20%, 03/05/35(b)	1,825	1,784,156
5.25%, 07/07/26	2,465	2,483,468
5.65%, 11/15/28	3,485	3,599,430
5.85%, 10/04/30	2,520	2,637,443
Cummins Inc.
1.50%, 09/01/30(b)	4,549	3,919,875
2.60%, 09/01/50	5,145	2,968,442
4.25%, 05/09/28	970	971,408
4.70%, 02/15/31	2,520	2,511,627
4.88%, 10/01/43	2,621	2,391,800
4.90%, 02/20/29	1,455	1,484,531
5.15%, 02/20/34	1,450	1,460,045
5.30%, 05/09/35	2,100	2,097,045
5.45%, 02/20/54	1,380	1,299,595
Ford Motor Co.
3.25%, 02/12/32	10,955	9,041,672
4.35%, 12/08/26	2,090	2,060,684
4.75%, 01/15/43	9,380	7,040,230
5.29%, 12/08/46	5,790	4,562,545
6.10%, 08/19/32(b)	7,355	7,177,713
6.63%, 10/01/28(b)	402	418,830
7.40%, 11/01/46	3,275	3,325,887
7.45%, 07/16/31	4,650	4,942,275
9.63%, 04/22/30	1,850	2,098,549
Ford Motor Credit Co. LLC
2.70%, 08/10/26	5,265	5,089,381
2.90%, 02/16/28	2,360	2,184,720
2.90%, 02/10/29	2,730	2,445,690
3.63%, 06/17/31	4,710	4,050,788
3.82%, 11/02/27	2,181	2,079,725
4.00%, 11/13/30	7,400	6,593,016
4.13%, 08/17/27	4,580	4,418,599
4.27%, 01/09/27	2,355	2,302,464
4.54%, 08/01/26	5,571	5,491,666
4.95%, 05/28/27	4,715	4,642,454
5.11%, 05/03/29	10,035	9,652,255
5.13%, 11/05/26	3,150	3,121,579
5.30%, 09/06/29	2,650	2,563,629
5.80%, 03/05/27	8,620	8,608,410
5.80%, 03/08/29	4,510	4,450,030
5.85%, 05/17/27	5,070	5,062,172

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.88%, 11/07/29	$2,700	$2,666,331
5.92%, 03/20/28	2,410	2,413,102
6.05%, 03/05/31	4,380	4,291,336
6.05%, 11/05/31	3,160	3,077,498
6.13%, 03/08/34	7,225	6,863,752
6.50%, 02/07/35	3,520	3,434,760
6.53%, 03/19/32	2,210	2,202,215
6.80%, 05/12/28	6,435	6,571,580
6.80%, 11/07/28	5,510	5,629,378
6.95%, 06/10/26	6,079	6,145,843
7.12%, 11/07/33	5,375	5,462,210
7.20%, 06/10/30	3,370	3,493,182
7.35%, 11/04/27	8,550	8,799,674
7.35%, 03/06/30	5,140	5,354,222
General Motors Co.
4.20%, 10/01/27	3,934	3,867,569
5.00%, 10/01/28	5,425	5,426,632
5.00%, 04/01/35	3,573	3,302,003
5.15%, 04/01/38	4,390	3,959,080
5.20%, 04/01/45	5,682	4,720,910
5.35%, 04/15/28(b)	700	706,017
5.40%, 10/15/29	2,740	2,758,500
5.40%, 04/01/48(b)	3,536	2,974,435
5.60%, 10/15/32	5,905	5,876,398
5.63%, 04/15/30	2,075	2,092,757
5.95%, 04/01/49	4,252	3,830,753
6.25%, 04/15/35	790	799,440
6.25%, 10/02/43	6,665	6,328,766
6.60%, 04/01/36	5,545	5,726,126
6.75%, 04/01/46	3,557	3,538,679
6.80%, 10/01/27	5,246	5,439,667
General Motors Financial Co. Inc.
1.50%, 06/10/26	6,550	6,328,723
2.35%, 02/26/27	4,580	4,380,927
2.35%, 01/08/31	2,900	2,468,358
2.40%, 04/10/28	4,920	4,586,137
2.40%, 10/15/28	5,372	4,941,100
2.70%, 08/20/27	3,264	3,106,840
2.70%, 06/10/31	5,360	4,591,835
3.10%, 01/12/32	4,312	3,720,714
3.60%, 06/21/30	3,701	3,407,718
3.85%, 01/05/28	2,549	2,476,807
4.00%, 10/06/26	3,530	3,489,280
4.30%, 04/06/29	3,350	3,245,350
4.35%, 01/17/27	5,659	5,606,633
4.90%, 10/06/29	2,865	2,822,400
5.00%, 04/09/27	5,535	5,542,946
5.00%, 07/15/27	1,975	1,976,851
5.05%, 04/04/28	3,200	3,208,495
5.35%, 07/15/27	1,050	1,057,863
5.35%, 01/07/30	2,615	2,616,490
5.40%, 05/08/27	3,535	3,565,023
5.45%, 07/15/30	1,975	1,978,318
5.45%, 09/06/34	2,895	2,772,570
5.55%, 07/15/29	3,950	3,991,289
5.60%, 06/18/31	1,470	1,473,813
5.63%, 04/04/32	1,585	1,574,194
5.65%, 01/17/29	2,639	2,675,102
5.75%, 02/08/31	2,645	2,675,363
5.80%, 06/23/28	3,415	3,486,279
5.80%, 01/07/29	4,700	4,801,756
Security	Par (000)	Value
Auto Manufacturers (continued)
5.85%, 04/06/30	$3,800	$3,880,781
5.90%, 01/07/35	4,045	3,991,414
5.95%, 04/04/34	5,600	5,562,139
6.00%, 01/09/28	4,670	4,786,814
6.10%, 01/07/34	6,722	6,759,584
6.15%, 07/15/35	2,015	2,021,725
6.40%, 01/09/33	4,148	4,283,328
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,650	2,561,622
2.97%, 03/10/32	3,900	3,443,609
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,849	8,059,554
PACCAR Financial Corp.
2.00%, 02/04/27	2,145	2,066,276
4.00%, 09/26/29	1,630	1,607,045
4.45%, 08/06/27	2,790	2,808,133
4.55%, 03/03/28	2,155	2,174,973
4.55%, 05/08/30	1,525	1,528,774
4.60%, 01/10/28	1,825	1,843,759
4.60%, 01/31/29(b)	1,825	1,841,634
4.95%, 08/10/28	1,050	1,070,959
5.00%, 05/13/27	3,260	3,309,112
5.00%, 03/22/34	1,560	1,557,938
5.05%, 08/10/26(b)	1,530	1,542,676
5.20%, 11/09/26	1,595	1,616,880
Series R, 4.50%, 11/25/26	2,800	2,814,483
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,211,386
2.76%, 07/02/29	2,168	2,036,468
3.67%, 07/20/28	3,130	3,081,335
5.12%, 07/13/28	2,648	2,706,556
5.12%, 07/13/33	1,590	1,613,596
5.28%, 07/13/26	1,415	1,428,702
Toyota Motor Credit Corp.
1.13%, 06/18/26	6,069	5,867,607
1.15%, 08/13/27	3,432	3,208,611
1.65%, 01/10/31	3,000	2,554,033
1.90%, 01/13/27	4,170	4,012,357
1.90%, 04/06/28	3,959	3,709,341
1.90%, 09/12/31	2,615	2,210,759
2.15%, 02/13/30	5,219	4,689,118
2.40%, 01/13/32	1,205	1,038,041
3.05%, 03/22/27	6,750	6,600,675
3.05%, 01/11/28	2,915	2,823,429
3.20%, 01/11/27	4,152	4,079,228
3.38%, 04/01/30	4,609	4,364,096
3.65%, 01/08/29	4,495	4,374,540
4.35%, 10/08/27	5,020	5,020,807
4.45%, 06/29/29	3,710	3,710,009
4.50%, 05/14/27	3,805	3,816,783
4.55%, 08/07/26	4,130	4,139,147
4.55%, 09/20/27	3,785	3,802,312
4.55%, 08/09/29	4,230	4,237,783
4.55%, 05/17/30	3,415	3,407,536
4.60%, 01/08/27	2,115	2,125,716
4.60%, 10/10/31	3,625	3,592,727
4.63%, 01/12/28	4,880	4,916,743
4.65%, 01/05/29	2,210	2,225,929
4.70%, 01/12/33	3,145	3,109,020
4.80%, 05/15/30	3,360	3,381,343
4.80%, 01/05/34	1,180	1,163,291

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.95%, 01/09/30	$2,685	$2,725,849
5.00%, 08/14/26	4,115	4,144,887
5.05%, 05/16/29	3,205	3,273,178
5.10%, 03/21/31	3,050	3,101,309
5.25%, 09/11/28	2,065	2,121,165
5.35%, 01/09/35	1,880	1,899,790
5.40%, 11/20/26	4,300	4,366,295
5.45%, 11/10/27	3,680	3,773,501
5.55%, 11/20/30	4,540	4,732,046
Series B, 5.00%, 03/19/27	3,310	3,349,889
		647,861,542
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51	6,595	3,778,298
4.35%, 03/15/29	2,060	2,012,201
4.40%, 10/01/46	1,562	1,143,073
5.40%, 03/15/49	2,172	1,804,788
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	3,805	3,341,163
4.15%, 05/01/52	4,575	3,145,630
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	1,420	1,397,535
5.15%, 09/13/34	2,510	2,372,899
5.75%, 09/13/54	2,670	2,305,965
BorgWarner Inc.
2.65%, 07/01/27	5,313	5,103,731
4.38%, 03/15/45	2,890	2,301,194
4.95%, 08/15/29	2,065	2,071,937
5.40%, 08/15/34(b)	1,245	1,240,268
Lear Corp.
2.60%, 01/15/32(b)	1,850	1,571,066
3.50%, 05/30/30	2,020	1,871,778
3.55%, 01/15/52	1,960	1,209,984
3.80%, 09/15/27	2,389	2,338,315
4.25%, 05/15/29	2,355	2,294,121
5.25%, 05/15/49(b)	2,840	2,348,948
Magna International Inc.
2.45%, 06/15/30	2,193	1,959,410
5.05%, 03/14/29	2,700	2,732,263
5.50%, 03/21/33(b)	2,070	2,078,651
5.88%, 06/01/35	575	578,906
		51,002,124
Banks — 5.5%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	455	460,947
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,555	3,529,417
4.42%, 12/16/26	3,470	3,478,762
4.62%, 12/16/29	3,620	3,657,608
4.75%, 01/18/27	5,745	5,789,805
4.90%, 07/16/27	3,655	3,703,352
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,350	3,428,880
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	4,040	4,129,928
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	3,590	3,695,075
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	3,180	3,556,080
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	5,603	5,386,181
2.75%, 12/03/30	5,560	4,889,501
Security	Par (000)	Value
Banks (continued)
2.96%, 03/25/31	$4,390	$3,967,050
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	4,860	4,249,867
3.31%, 06/27/29	4,882	4,643,403
3.49%, 05/28/30	4,773	4,472,116
3.80%, 02/23/28	4,439	4,329,931
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	5,603	5,548,696
4.25%, 04/11/27	6,763	6,705,624
4.38%, 04/12/28	5,054	5,010,205
5.29%, 08/18/27	6,263	6,336,985
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,990	7,091,825
5.44%, 07/15/31	5,760	5,904,779
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	3,240	3,314,440
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	2,200	2,227,041
5.57%, 01/17/30	2,600	2,669,946
5.59%, 08/08/28	7,160	7,358,106
6.03%, 01/17/35	3,590	3,724,952
6.35%, 03/14/34	5,460	5,636,129
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,630	4,745,273
6.61%, 11/07/28	3,450	3,663,530
6.92%, 08/08/33	8,625	9,196,263
6.94%, 11/07/33	6,310	7,020,556
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	22,658	21,915,907
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	8,685	7,516,639
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	13,116	11,293,368
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,855	11,934,000
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,855	14,443,348
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	10,555	8,824,882
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	17,435	15,739,488
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	10,980	10,611,087
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,755	11,066,238
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	15,664	14,136,416
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	22,507	15,711,231
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	17,284	15,268,142
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	5,629	3,406,400
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	6,348	5,880,359
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	19,090	16,796,810
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	9,655	6,018,331
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	10,834	10,209,141
3.25%, 10/21/27	11,510	11,227,623
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	15,830	11,812,093
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	24,702	23,970,530

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	$10,266	$10,044,517
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	9,789	9,623,260
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	12,073	11,914,342
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	6,555	5,868,629
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	6,000	4,566,603
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	11,465	11,260,930
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	9,468	9,235,744
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	6,459	5,475,456
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	22,558	17,401,749
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	9,573	8,486,774
4.25%, 10/22/26	10,818	10,772,711
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	9,964	9,851,800
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	12,261	9,901,883
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	9,476	9,431,005
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	9,116	7,566,599
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	20,510	19,892,287
4.62%, 05/09/29, (1-day SOFR + 1.110%)(a)	13,045	13,044,860
4.88%, 04/01/44	2,873	2,591,025
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	11,745	11,816,457
4.98%, 01/24/29, (1-day SOFR + 0.830%)(a)	12,445	12,568,693
5.00%, 01/21/44	9,295	8,558,593
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	19,970	19,883,215
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)	15,780	16,020,544
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	8,140	8,271,960
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	28,765	28,778,021
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	10,590	10,364,728
5.46%, 05/09/36, (1-day SOFR + 1.640%)(a)	12,795	12,885,624
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	18,150	18,357,140
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)	11,650	11,749,462
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	13,805	13,533,089
5.74%, 02/12/36, (1-day SOFR + 1.697%)(a)	13,260	13,172,596
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	16,435	17,030,341
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	15,040	15,617,823
Security	Par (000)	Value
Banks (continued)
5.88%, 02/07/42	$7,247	$7,431,035
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	7,900	8,021,629
6.00%, 10/15/36	6,288	6,513,732
6.11%, 01/29/37	5,702	5,907,964
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	8,299	8,594,294
6.22%, 09/15/26	3,979	4,053,186
7.75%, 05/14/38	7,924	9,275,927
Series L, 4.18%, 11/25/27	8,763	8,683,968
Series L, 4.75%, 04/21/45	3,647	3,147,359
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	10,991	9,726,947
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,295	3,651,453
Bank of America NA, 5.53%, 08/18/26	7,815	7,915,201
Bank of Montreal
1.25%, 09/15/26	7,406	7,113,061
2.65%, 03/08/27	6,700	6,506,106
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	4,240	3,613,844
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,466	5,282,374
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	2,310	2,307,871
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	3,270	3,303,854
5.20%, 02/01/28	5,470	5,576,321
5.27%, 12/11/26	5,845	5,913,749
5.30%, 06/05/26	5,115	5,155,628
5.37%, 06/04/27(b)	3,510	3,574,593
5.51%, 06/04/31	4,660	4,815,141
5.72%, 09/25/28	5,290	5,486,700
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	3,230	3,226,931
Series H, 4.70%, 09/14/27	4,640	4,665,378
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	3,401	3,255,907
1.65%, 07/14/28	2,240	2,075,424
1.65%, 01/28/31	2,307	1,975,950
1.80%, 07/28/31	2,545	2,172,372
2.05%, 01/26/27	4,500	4,342,424
2.45%, 08/17/26	4,666	4,563,982
2.50%, 01/26/32(b)	2,285	1,982,961
3.00%, 10/30/28	2,689	2,567,285
3.25%, 05/16/27	5,212	5,122,041
3.30%, 08/23/29	3,964	3,775,594
3.40%, 01/29/28	4,794	4,698,011
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	4,811	4,740,227
3.85%, 04/28/28	5,630	5,591,445
3.85%, 04/26/29	2,595	2,547,741
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	2,867	2,843,621
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,672	3,509,036
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,145	4,159,986
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	2,935	2,937,147
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	3,565	3,471,073

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.73%, 04/20/29, (1-day SOFR + 1.135%)(a)	$2,030	$2,046,685
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	3,465	3,499,882
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	3,115	3,149,535
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,795	4,742,599
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	5,050	5,135,745
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	5,190	5,247,631
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	4,595	4,596,052
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	3,995	4,015,183
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	2,480	2,479,485
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	5,044	5,206,509
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	6,730	7,046,381
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,525	4,785,076
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	5,070	5,513,210
Series J, 1.90%, 01/25/29	2,658	2,436,442
Bank of Nova Scotia (The)
1.30%, 09/15/26	4,675	4,498,661
1.35%, 06/24/26	4,195	4,063,765
1.95%, 02/02/27	3,930	3,783,112
2.15%, 08/01/31	3,096	2,662,752
2.45%, 02/02/32	3,875	3,322,526
2.70%, 08/03/26(b)	6,306	6,183,336
2.95%, 03/11/27	3,830	3,735,329
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	2,390	2,381,085
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,387	5,018,735
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)	2,600	2,571,893
4.85%, 02/01/30	5,825	5,878,530
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	3,550	3,576,100
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	3,600	3,642,017
5.25%, 06/12/28	3,290	3,373,865
5.35%, 12/07/26	5,185	5,247,982
5.40%, 06/04/27	4,050	4,127,546
5.45%, 08/01/29	3,310	3,411,618
5.65%, 02/01/34	3,550	3,669,268
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(b)	995	893,668
BankUnited Inc., 5.13%, 06/11/30	1,359	1,328,500
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,381	8,083,740
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,949	3,518,970
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	3,955	3,456,672
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	6,113	5,316,157
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	6,025	4,314,265
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	5,005	4,558,389
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)	3,893	2,962,945
Security	Par (000)	Value
Banks (continued)
4.34%, 01/10/28	$6,665	$6,609,534
4.84%, 05/09/28	8,888	8,903,981
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	1,790	1,794,052
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	5,700	5,688,684
4.95%, 01/10/47	7,735	6,831,306
4.97%, 05/16/29(a)	8,330	8,367,331
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	7,590	7,632,951
5.09%, 06/20/30(a)	6,783	6,747,493
5.25%, 08/17/45(b)	7,518	7,044,801
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	9,160	8,901,004
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	7,460	7,528,288
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	8,910	9,040,629
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	4,720	4,791,071
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	6,965	7,140,240
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	4,195	4,281,012
5.79%, 02/25/36, (1-day SOFR + 1.590%)(a)	7,220	7,238,756
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	1,150	1,140,400
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,165	8,518,311
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	2,585	2,711,900
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	2,655	2,710,512
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	6,080	6,531,776
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	6,865	7,391,302
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	3,906	4,133,122
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	8,235	9,208,223
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	1,945	1,896,349
BPCE SA, 3.38%, 12/02/26	2,463	2,423,741
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,810	3,686,477
3.45%, 04/07/27	4,455	4,378,901
3.60%, 04/07/32	4,125	3,790,816
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	3,555	3,549,786
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	2,865	2,850,720
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	2,825	2,836,527
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	3,815	3,835,689
5.00%, 04/28/28	5,175	5,257,481
5.24%, 06/28/27	3,525	3,577,415
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	2,985	3,033,490
5.26%, 04/08/29	4,575	4,685,033
5.62%, 07/17/26	2,995	3,032,862
5.93%, 10/02/26	3,835	3,903,092
5.99%, 10/03/28	3,955	4,133,009
6.09%, 10/03/33	4,315	4,576,387

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Capital One NA
2.70%, 02/06/30	$2,128	$1,928,505
3.45%, 07/27/26	4,498	4,435,364
4.65%, 09/13/28	4,092	4,093,530
Citibank NA
4.58%, 05/29/27	11,000	11,020,114
4.84%, 08/06/29	8,790	8,899,230
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	5,730	5,752,819
4.91%, 05/29/30	7,655	7,723,037
4.93%, 08/06/26	5,260	5,289,083
5.49%, 12/04/26	9,050	9,180,677
5.57%, 04/30/34	5,680	5,816,488
5.80%, 09/29/28	6,730	7,005,394
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	11,523	11,143,604
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	5,480	4,714,369
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,640	11,039,688
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	18,760	16,794,759
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	11,532	10,432,651
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)	6,955	4,782,147
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,422	8,711,837
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	15,330	13,478,872
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	11,150	10,848,244
3.20%, 10/21/26	13,238	13,003,129
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	11,523	11,208,368
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	9,760	9,543,033
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	12,520	11,500,197
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	5,906	4,958,641
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	12,042	11,887,785
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	8,509	8,262,226
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	9,326	9,176,127
4.13%, 07/25/28	9,279	9,143,392
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	5,859	4,688,527
4.30%, 11/20/26	5,528	5,501,038
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,559	15,221,361
4.45%, 09/29/27	15,692	15,618,620
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	15,795	15,591,877
4.64%, 05/07/28, (1-day SOFR + 1.143%)(a)	9,455	9,439,567
4.65%, 07/30/45	5,610	4,800,200
4.65%, 07/23/48	9,408	7,848,696
Security	Par (000)	Value
Banks (continued)
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	$5,170	$5,168,868
4.75%, 05/18/46	9,728	8,077,486
4.79%, 03/04/29, (1-day SOFR + 0.870%)(a)	10,270	10,283,145
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	5,370	5,274,750
4.95%, 05/07/31, (1-day SOFR + 1.463%)(a)	9,155	9,154,276
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	6,955	7,046,381
5.30%, 05/06/44	4,935	4,514,750
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	6,872	6,544,723
5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(b)	9,620	9,499,794
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	1,750	1,667,329
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,620	11,638,211
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	1,690	1,692,181
5.61%, 03/04/56, (1-day SOFR + 1.746%)(a)	6,065	5,773,803
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	9,185	9,153,291
5.88%, 02/22/33	2,742	2,813,954
5.88%, 01/30/42	6,009	6,041,493
6.00%, 10/31/33	8,080	8,370,433
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)	5,730	5,748,232
6.13%, 08/25/36	3,788	3,838,698
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	8,690	8,893,175
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	12,620	13,398,905
6.63%, 01/15/28	4,837	5,107,834
6.63%, 06/15/32	6,085	6,552,288
6.68%, 09/13/43	5,444	5,761,863
8.13%, 07/15/39	9,428	11,593,807
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	2,958	2,948,432
Citizens Financial Group Inc.
2.50%, 02/06/30	1,371	1,226,503
2.64%, 09/30/32	2,592	2,120,792
2.85%, 07/27/26	2,375	2,326,708
3.25%, 04/30/30	4,563	4,215,145
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)	2,760	2,764,419
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,750	1,698,576
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5,405	5,514,865
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	670	687,449
6.65%, 04/25/35, (1-day SOFR + 2.325%)(a)	3,115	3,297,380
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	1,895	1,806,938
Comerica Inc.
4.00%, 02/01/29	4,021	3,894,900
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	2,770	2,816,155

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	$3,610	$3,627,544
4.58%, 11/27/26	4,760	4,786,561
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,473	6,407,277
5.25%, 05/24/41	7,221	6,948,601
5.25%, 08/04/45	5,325	4,892,616
5.75%, 12/01/43	5,620	5,528,871
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	2,315	2,314,050
4.37%, 05/27/27	2,930	2,938,004
4.49%, 10/17/29	3,550	3,562,206
4.80%, 01/09/29	1,510	1,529,114
4.88%, 01/21/28	2,620	2,662,700
5.04%, 03/05/27	2,940	2,979,607
5.50%, 10/05/26	3,080	3,125,344
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,523	7,243,521
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,755	5,547,245
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	3,124	2,755,120
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	7,237	6,663,587
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	6,105	5,487,449
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,785	5,087,928
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	4,015	3,937,360
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	4,710	4,691,529
5.30%, 05/09/31, (1-day SOFR + 1.720%)(a)	3,530	3,536,483
5.37%, 09/09/27	3,644	3,715,591
5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	2,940	2,972,221
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(b)	5,120	4,994,906
5.41%, 05/10/29	3,385	3,484,625
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	2,355	2,385,472
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	900	910,817
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	5,095	5,315,963
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	6,640	7,025,547
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	5,980	6,270,459
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	6,315	6,463,752
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)(b)	3,159	3,030,475
2.55%, 05/05/27	3,934	3,788,064
3.95%, 03/14/28	4,685	4,622,479
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	1,938	1,916,353
Security	Par (000)	Value
Banks (continued)
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	$2,321	$2,177,570
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	5,685	5,665,603
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	710	711,824
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	2,140	2,197,601
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	1,610	1,683,954
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	5,200	5,392,201
8.25%, 03/01/38	5,257	6,140,278
Fifth Third Bank NA
2.25%, 02/01/27	3,401	3,281,228
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)	2,435	2,444,342
First Citizens BancShares Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.970%)(a)(b)	195	188,767
First Horizon Bank, 5.75%, 05/01/30(b)	1,636	1,646,907
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,195	1,236,535
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(a)	345	341,195
Goldman Sachs Capital I, 6.35%, 02/15/34	6,093	6,241,354
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	14,292	13,728,138
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	19,250	18,541,918
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	11,875	10,102,385
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	12,537	10,792,159
2.60%, 02/07/30	11,781	10,765,005
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,320	13,440,085
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	14,000	13,527,111
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	13,565	11,783,550
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	6,885	4,790,734
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	22,220	19,621,941
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	10,303	7,486,842
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	8,700	6,441,176
3.50%, 11/16/26	6,856	6,757,296
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	15,818	15,531,980
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	10,772	10,572,696
3.80%, 03/15/30	9,467	9,134,351
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	11,319	11,076,582
3.85%, 01/26/27	9,774	9,695,223
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	14,166	12,061,733

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	$14,606	$14,457,778
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	4,336	4,322,437
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	7,853	6,886,548
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	11,605	11,565,442
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	7,225	7,195,173
4.75%, 10/21/45	8,494	7,348,605
4.80%, 07/08/44	7,954	6,946,612
4.94%, 04/23/28, (1-day SOFR + 1.319%)(a)	2,375	2,385,515
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	12,325	11,919,892
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	20,100	20,280,579
5.15%, 05/22/45	9,052	7,973,978
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	7,065	7,168,123
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	14,895	15,119,867
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	12,740	12,647,914
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)	15,660	15,772,087
5.56%, 11/19/45, (1-day SOFR + 1.580%)(a)	2,890	2,767,059
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	14,106	14,582,899
5.73%, 01/28/56, (1-day SOFR + 1.696%)(a)	15,340	14,901,317
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,420	13,830,056
5.95%, 01/15/27	4,563	4,681,782
6.13%, 02/15/33	7,793	8,404,132
6.25%, 02/01/41	11,321	11,815,521
6.45%, 05/01/36	4,049	4,258,993
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	11,730	12,372,989
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	3,265	3,560,504
6.75%, 10/01/37	23,551	25,326,730
HSBC Bank USA NA, 7.00%, 01/15/39	4,425	4,963,825
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,815	1,812,745
5.88%, 11/01/34	2,385	2,471,686
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	5,140	4,828,976
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	6,330	5,830,565
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	1,180	1,136,719
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	6,808	5,970,908
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	13,095	11,461,775
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	6,878	6,195,523
Security	Par (000)	Value
Banks (continued)
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	$7,790	$6,771,721
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	13,630	13,133,722
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	12,101	11,959,889
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	14,167	14,064,018
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,685	11,674,123
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,790	7,459,559
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	7,650	7,665,106
4.95%, 03/31/30	11,520	11,617,769
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	5,070	5,107,607
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	5,665	5,675,136
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	4,540	4,582,141
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)	8,420	8,460,348
5.25%, 03/14/44	7,009	6,485,770
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	8,240	8,317,840
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10,935	11,025,252
5.45%, 03/03/36, (1-day SOFR + 1.560%)(a)	7,600	7,486,632
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,900	7,057,537
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	7,160	7,266,013
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	6,500	6,629,238
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	6,485	6,654,754
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)	8,480	8,548,115
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)	7,310	7,235,362
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	8,325	8,428,319
6.10%, 01/14/42	3,542	3,684,403
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	9,210	9,523,379
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,180	10,702,961
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	11,945	12,552,791
6.50%, 05/02/36	8,687	9,118,123
6.50%, 09/15/37	11,007	11,436,864
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,620	5,872,475
6.80%, 06/01/38	6,655	7,075,726
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	9,690	10,240,554
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,480	8,223,841

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	$9,280	$10,587,121
HSBC USA Inc.
4.65%, 06/03/28	3,000	3,008,180
5.29%, 03/04/27	2,915	2,957,595
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	2,640	2,188,468
2.55%, 02/04/30	3,752	3,393,083
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	3,370	3,363,772
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	1,844	1,789,409
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	2,610	2,638,701
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5,250	5,274,481
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	3,050	3,039,958
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,390	4,574,655
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	3,600	3,590,615
4.87%, 04/12/28, (1-day SOFR + 0.720%)(a)	3,120	3,126,231
5.65%, 01/10/30	4,500	4,638,874
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,465	2,419,659
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	4,413	3,907,740
3.95%, 03/29/27	7,810	7,735,735
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	5,998	5,935,559
4.05%, 04/09/29	6,975	6,836,351
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,655	3,464,976
4.55%, 10/02/28	5,726	5,718,211
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	3,230	3,242,645
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	3,220	3,239,404
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	5,425	5,530,368
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)	1,545	1,541,144
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	6,215	6,248,815
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	3,230	3,286,596
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	5,050	5,299,870
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	9,973	9,576,029
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	5,985	5,113,231
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	13,115	11,229,862
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	10,196	9,481,453
Security	Par (000)	Value
Banks (continued)
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	$4,235	$4,041,855
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	13,916	12,566,987
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)	11,205	7,647,889
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	10,300	8,922,638
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	10,964	9,671,422
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	20,501	18,904,273
2.95%, 10/01/26	14,296	14,037,048
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	7,159	6,967,475
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	9,691	8,804,894
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	14,570	12,877,956
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	8,733	6,521,692
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,870	7,736,863
3.16%, 04/22/42, (1-day SOFR + 1.460%)(a)	9,039	6,660,457
3.20%, 06/15/26	8,885	8,784,338
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	13,840	9,408,936
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	8,253	8,030,084
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	11,070	10,858,542
3.63%, 12/01/27	7,481	7,341,110
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	16,231	15,673,488
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	8,601	8,487,984
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	12,391	10,654,403
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	9,728	7,435,278
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	19,415	15,044,766
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	8,814	8,674,863
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	8,361	6,562,317
4.13%, 12/15/26	12,261	12,207,614
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	12,147	12,007,452
4.25%, 10/01/27	7,263	7,263,005
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	13,089	10,698,348
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	15,858	15,783,748
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	10,896	10,818,973
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	13,600	13,432,526
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	6,545	6,528,471

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	$7,426	$7,390,433
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	9,410	9,171,579
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	11,405	11,338,559
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	10,540	10,592,650
4.85%, 02/01/44	6,201	5,616,404
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	13,460	13,339,211
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)	10,195	10,280,493
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	8,080	7,847,296
4.95%, 06/01/45	7,571	6,840,802
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	8,185	8,248,811
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	10,140	10,234,258
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,185	11,320,166
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	8,895	8,954,195
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)	8,630	8,756,603
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)	15,780	16,020,127
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	9,960	9,951,021
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	14,960	15,258,864
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	8,345	8,393,238
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	17,010	17,232,370
5.40%, 01/06/42	7,669	7,535,857
5.50%, 01/24/36, (1-day SOFR + 1.315%)(a)	6,260	6,339,641
5.50%, 10/15/40	6,919	6,860,905
5.53%, 11/29/45, (1-day SOFR + 1.550%)(a)	6,420	6,284,905
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	10,940	11,141,531
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)	9,519	9,685,632
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,550	11,926,909
5.60%, 07/15/41	6,485	6,507,102
5.63%, 08/16/43	6,448	6,363,264
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	16,625	17,052,203
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	15,185	15,704,841
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	9,700	9,901,422
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	7,490	7,827,009
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	13,395	14,316,111
6.40%, 05/15/38	12,281	13,371,056
7.63%, 10/15/26	6,901	7,194,068
8.00%, 04/29/27	11,011	11,724,722
Security	Par (000)	Value
Banks (continued)
8.75%, 09/01/30	$3,654	$4,291,914
JPMorgan Chase Bank NA, 5.11%, 12/08/26	10,195	10,309,353
KeyBank NA, 5.00%, 01/26/33	4,463	4,319,174
KeyBank NA/Cleveland OH
3.90%, 04/13/29	1,983	1,889,526
4.39%, 12/14/27	1,400	1,389,645
4.90%, 08/08/32	3,275	3,092,785
5.85%, 11/15/27(b)	4,288	4,397,742
6.95%, 02/01/28	790	830,672
KeyCorp
2.25%, 04/06/27	3,704	3,547,544
2.55%, 10/01/29	3,341	3,043,726
4.10%, 04/30/28	2,891	2,849,628
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	3,048	2,906,439
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(b)	210	209,464
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	4,385	4,603,812
Korea Development Bank (The)
0.80%, 07/19/26	2,030	1,950,170
1.00%, 09/09/26	1,390	1,332,244
1.63%, 01/19/31	3,620	3,108,296
2.00%, 09/12/26	1,125	1,091,238
2.00%, 10/25/31	4,320	3,728,161
2.25%, 02/24/27	1,495	1,442,970
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,579,523
0.00%, 06/29/37(b)(d)	14,383	8,303,782
0.75%, 09/30/30	5,599	4,729,230
1.00%, 10/01/26	7,384	7,095,239
1.75%, 09/14/29	10,055	9,191,797
2.88%, 04/03/28	11,992	11,667,596
3.00%, 05/20/27	3,655	3,589,109
3.50%, 08/27/27	2,125	2,107,160
3.75%, 02/15/28(b)	6,310	6,287,873
3.75%, 07/15/30	2,060	2,037,406
3.88%, 06/15/28	7,738	7,732,857
4.00%, 03/15/29	7,620	7,633,924
4.13%, 07/15/33	17,095	16,851,984
4.38%, 03/01/27	7,292	7,339,723
4.38%, 02/28/34	3,060	3,057,181
4.63%, 08/07/26	15,142	15,232,913
4.63%, 03/18/30	7,535	7,751,336
4.75%, 10/29/30	4,695	4,853,915
Series GLOB, 3.88%, 05/15/28	505	505,050
Landwirtschaftliche Rentenbank
0.88%, 09/03/30(b)	6,653	5,665,799
1.75%, 07/27/26	3,845	3,743,521
3.88%, 09/28/27(b)	2,480	2,477,182
3.88%, 06/14/28	903	901,961
4.13%, 05/28/30	2,055	2,067,424
4.63%, 04/17/29	1,980	2,026,339
5.00%, 10/24/33	1,900	1,980,115
Series 37, 2.50%, 11/15/27	1,097	1,060,791
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	5,842	4,064,331
3.57%, 11/07/28(a)	6,937	6,748,646
3.75%, 01/11/27	6,349	6,271,876
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	5,105	5,021,537
4.34%, 01/09/48	7,159	5,489,886

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.38%, 03/22/28	$4,963	$4,933,807
4.55%, 08/16/28	7,323	7,290,221
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,605	2,552,618
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	5,450	5,499,197
5.30%, 12/01/45	4,239	3,819,594
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	6,560	6,634,048
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	4,300	4,300,959
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,470	8,558,234
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,240	4,374,664
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	1,725	1,776,028
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	7,300	7,400,772
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,665	5,297,785
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	2,885	2,872,910
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	1,480	1,481,940
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	4,095	3,963,553
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)	2,085	2,031,935
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,680	4,866,702
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	3,365	3,631,112
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,465	3,359,744
4.70%, 01/27/28	5,465	5,485,551
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	9,390	9,069,315
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	5,990	5,753,846
2.05%, 07/17/30	4,715	4,134,533
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	8,964	7,713,653
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	6,735	6,494,028
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	3,764	3,250,459
2.56%, 02/25/30	5,260	4,779,551
2.76%, 09/13/26	4,015	3,928,877
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	4,660	4,057,659
3.20%, 07/18/29	7,539	7,131,612
3.29%, 07/25/27	3,867	3,775,004
3.68%, 02/22/27	4,359	4,305,155
3.74%, 03/07/29	6,309	6,142,636
3.75%, 07/18/39	7,465	6,287,069
3.96%, 03/02/28	5,548	5,487,180
4.05%, 09/11/28	4,486	4,442,591
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	4,075	4,034,159
4.15%, 03/07/39(b)	2,701	2,396,318
4.29%, 07/26/38(b)	2,847	2,573,566
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	3,335	3,174,326
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	5,840	5,889,283
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	6,535	6,532,670
5.16%, 04/24/31, (1-year CMT + 1.170%)(a)	1,810	1,835,251
5.20%, 01/16/31, (1-year CMT + 0.780%)(a)	4,170	4,238,190
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,935	2,984,073
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	4,220	4,296,944
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	5,050	5,133,233
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	3,245	3,281,342
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,485	4,577,404
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	7,300	7,329,203
Security	Par (000)	Value
Banks (continued)
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	$3,920	$3,969,401
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,270	3,323,092
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	2,635	2,708,609
5.57%, 01/16/36, (1-year CMT + 0.950%)(a)	4,700	4,758,392
5.62%, 04/24/36, (1-year CMT + 1.270%)(a)	2,870	2,915,776
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	4,783	4,624,030
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	4,480	3,869,076
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	2,328	1,987,777
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	4,705	4,131,470
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	2,660	2,273,985
2.56%, 09/13/31	4,235	3,629,812
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	2,733	2,462,424
2.84%, 09/13/26	3,607	3,531,885
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	2,470	2,282,479
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	3,632	3,407,037
3.17%, 09/11/27	4,893	4,754,991
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,780	2,626,429
3.66%, 02/28/27	2,882	2,830,819
4.02%, 03/05/28	6,155	6,088,247
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	4,720	4,655,760
5.10%, 05/13/31, (1-year CMT + 0.820%)(a)	1,630	1,647,392
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,690	3,764,607
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,610	2,662,504
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,340	4,416,893
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)	1,400	1,400,089
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	3,605	3,654,061
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	3,130	3,171,317
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	3,000	3,093,492
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	3,115	3,186,749
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,270	3,392,025
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,735	3,833,429
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,550	4,672,800
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,200	7,432,352
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	12,454	12,017,973
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	9,180	7,727,142
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	13,690	11,559,776
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	26,632	22,701,600
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	10,295	9,941,620
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,893	12,437,619
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	11,578	9,966,290
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	20,352	18,576,362
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,939	5,965,001

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	$14,083	$12,380,691
3.13%, 07/27/26	14,182	13,965,942
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	8,211	6,040,586
3.59%, 07/22/28(a)	17,712	17,307,125
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	8,454	8,015,059
3.63%, 01/20/27	13,985	13,818,233
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	10,104	9,887,823
3.95%, 04/23/27	10,360	10,265,005
3.97%, 07/22/38(a)	10,635	9,085,967
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	10,100	10,027,447
4.30%, 01/27/45	11,504	9,555,350
4.35%, 09/08/26	11,154	11,107,723
4.38%, 01/22/47	10,485	8,661,952
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	8,523	8,451,697
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	5,527	5,001,195
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	16,135	16,025,053
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,595	7,484,853
4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	3,595	3,628,580
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	7,285	7,354,753
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	12,915	13,068,093
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	8,840	8,962,908
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	7,615	7,735,049
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	13,685	13,882,286
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	9,140	9,278,722
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	13,715	13,709,256
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	8,540	8,364,153
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)	15,355	15,256,431
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,405	9,483,396
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	8,910	9,116,075
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	9,295	9,347,359
5.52%, 11/19/55, (1-day SOFR + 1.710%)(a)	10,010	9,533,487
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)	7,525	7,600,204
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	9,360	9,034,241
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,530	9,704,454
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	13,480	13,918,806
Security	Par (000)	Value
Banks (continued)
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)	$7,555	$7,687,138
5.83%, 04/19/35, (1-day SOFR + 1.580%)(a)	14,555	15,007,883
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	6,150	6,198,930
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	9,140	9,213,512
6.25%, 08/09/26	5,696	5,811,015
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	6,883	7,135,708
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	13,440	14,372,487
6.38%, 07/24/42	9,203	9,836,122
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	4,235	4,464,084
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,500	9,223,542
7.25%, 04/01/32	6,204	7,068,558
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	13,030	13,019,361
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	6,620	6,657,098
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)	4,115	4,148,075
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	11,860	11,977,054
5.50%, 05/26/28, (1-day SOFR + 0.865%)(a)	9,290	9,453,081
5.88%, 10/30/26	8,625	8,795,348
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,331	5,229,809
3.91%, 06/09/27	955	948,598
4.50%, 10/26/27	3,565	3,584,407
4.79%, 01/10/29	4,490	4,561,915
4.90%, 06/13/28	3,620	3,688,284
4.90%, 01/14/30	3,020	3,085,908
4.94%, 01/12/28	4,715	4,801,053
5.09%, 06/11/27	3,980	4,044,024
National Bank of Canada
4.50%, 10/10/29	3,200	3,169,317
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	3,485	3,499,602
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)	4,055	4,092,549
5.60%, 12/18/28	4,290	4,431,026
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	7,680	7,439,921
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,423	3,909,777
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,517	5,349,044
4.45%, 05/08/30(a)	4,574	4,497,422
4.89%, 05/18/29(a)	7,405	7,432,408
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	6,380	6,394,136
5.08%, 01/27/30(a)	8,920	8,970,944
5.12%, 05/23/31, (1-year CMT + 1.050%)(a)	4,650	4,669,900
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	4,300	4,369,105
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	3,140	3,184,600
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,160	6,270,852
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	3,020	3,113,921
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	3,995	4,156,559
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,640	3,776,701

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp.
1.95%, 05/01/30	$6,071	$5,385,031
3.15%, 05/03/29	3,167	3,037,091
3.38%, 05/08/32(a)	3,866	3,731,402
3.65%, 08/03/28	2,200	2,161,094
4.00%, 05/10/27	12,380	12,337,708
6.13%, 11/02/32	3,541	3,765,434
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,760	1,748,101
3.75%, 09/05/29	2,940	2,910,051
4.13%, 01/18/29	4,655	4,675,412
4.25%, 03/01/28	1,715	1,728,852
4.50%, 01/24/30	4,810	4,903,061
4.75%, 05/21/27	4,290	4,348,237
5.00%, 10/23/26(b)	2,990	3,026,042
PNC Bank NA
2.70%, 10/22/29	4,567	4,204,469
3.10%, 10/25/27	5,648	5,487,727
3.25%, 01/22/28	4,269	4,148,723
4.05%, 07/26/28	6,859	6,755,908
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,366	3,237,305
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	5,318	4,596,309
2.55%, 01/22/30	11,665	10,659,833
2.60%, 07/23/26	4,961	4,868,896
3.15%, 05/19/27	4,487	4,387,083
3.45%, 04/23/29(b)	8,535	8,236,021
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	4,982	4,726,452
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	5,760	5,680,694
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)	4,700	4,706,721
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,070	6,986,974
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	4,475	4,500,877
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	4,515	4,584,037
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,580	4,632,041
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	4,970	5,058,114
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	3,910	3,901,392
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	7,915	8,140,736
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	5,680	5,842,630
5.58%, 01/29/36, (1-day SOFR + 1.394%)(a)	3,185	3,210,401
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	4,000	4,081,441
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,355	4,507,888
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	5,930	6,200,370
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	5,520	5,673,363
Security	Par (000)	Value
Banks (continued)
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	$10,045	$11,029,625
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,765	2,806,363
Regions Financial Corp.
1.80%, 08/12/28	2,400	2,194,652
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	1,150	1,127,854
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	3,355	3,432,192
7.38%, 12/10/37	2,573	2,828,891
Royal Bank of Canada
1.15%, 07/14/26	6,862	6,625,139
1.40%, 11/02/26	4,913	4,719,580
2.05%, 01/21/27	3,045	2,938,550
2.30%, 11/03/31	7,975	6,904,299
3.63%, 05/04/27(b)	5,354	5,284,506
3.88%, 05/04/32	4,120	3,889,328
4.24%, 08/03/27	6,654	6,639,231
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	4,720	4,721,917
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	3,050	3,047,174
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	8,260	8,222,942
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	5,125	5,141,923
4.88%, 01/19/27	7,090	7,149,982
4.90%, 01/12/28	4,160	4,218,164
4.95%, 02/01/29	4,070	4,144,063
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	6,565	6,629,387
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	6,890	6,941,768
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	5,125	5,164,473
5.00%, 02/01/33	7,055	7,070,709
5.00%, 05/02/33	3,700	3,703,544
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	6,860	6,905,078
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	7,505	7,614,003
5.15%, 02/01/34	5,670	5,725,093
5.20%, 07/20/26	6,805	6,870,206
5.20%, 08/01/28	4,120	4,215,868
6.00%, 11/01/27	6,765	7,011,648
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	4,545	4,367,723
3.24%, 10/05/26	4,164	4,081,281
4.40%, 07/13/27	4,973	4,931,519
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	810	814,565
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	2,785	2,807,255
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	2,955	2,987,471
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,985	3,077,436
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	2,915	2,987,201
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	4,555	4,715,757

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	$2,655	$2,754,696
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	2,885	3,177,345
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	5,682	5,490,370
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,708	4,524,918
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	2,365	2,079,427
3.82%, 11/03/28(a)	4,986	4,847,197
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	3,750	3,714,952
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	3,060	3,131,510
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	3,135	3,253,488
Standard Chartered Bank/New York, 4.85%, 12/03/27	225	226,804
State Street Bank & Trust Co.
4.59%, 11/25/26	2,570	2,582,553
4.78%, 11/23/29	3,420	3,461,172
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	2,045	1,967,371
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,475	3,349,679
2.20%, 03/03/31	4,210	3,663,807
2.40%, 01/24/30(b)	5,208	4,786,866
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)(b)	2,815	2,448,080
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	2,895	2,638,770
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	2,851	2,672,381
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	3,328	3,293,189
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	3,520	3,332,008
4.33%, 10/22/27	6,125	6,133,683
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	2,475	2,404,734
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	4,550	4,564,360
4.54%, 02/28/28	2,700	2,719,504
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)	2,280	2,285,199
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)	3,880	3,840,123
4.73%, 02/28/30	2,670	2,683,505
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	3,175	3,114,227
4.83%, 04/24/30	3,775	3,807,331
4.99%, 03/18/27	5,620	5,688,440
5.15%, 02/28/36, (1-day SOFR + 1.217%)(a)	2,650	2,633,479
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	4,025	4,055,431
5.27%, 08/03/26	5,795	5,849,360
Security	Par (000)	Value
Banks (continued)
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	$4,145	$4,309,490
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	2,175	2,245,624
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,400	2,505,959
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	9,110	8,753,117
1.71%, 01/12/31	2,635	2,231,441
1.90%, 09/17/28	9,110	8,379,286
2.13%, 07/08/30	6,145	5,419,031
2.14%, 09/23/30	4,166	3,625,071
2.17%, 01/14/27	2,559	2,467,550
2.22%, 09/17/31	3,415	2,928,997
2.30%, 01/12/41	2,620	1,728,024
2.47%, 01/14/29	2,225	2,069,398
2.63%, 07/14/26	9,463	9,272,859
2.72%, 09/27/29	2,296	2,123,258
2.75%, 01/15/30	5,680	5,219,964
2.93%, 09/17/41	4,060	2,867,594
3.01%, 10/19/26	6,818	6,682,707
3.04%, 07/16/29	10,835	10,185,166
3.05%, 01/14/42(b)	2,415	1,756,169
3.35%, 10/18/27	4,129	4,028,158
3.36%, 07/12/27	3,336	3,266,981
3.45%, 01/11/27	4,502	4,433,742
3.54%, 01/17/28	3,816	3,731,084
3.94%, 07/19/28	3,954	3,895,016
4.31%, 10/16/28(b)	3,232	3,216,175
5.24%, 04/15/30	2,500	2,553,467
5.32%, 07/09/29	3,555	3,641,229
5.42%, 07/09/31	3,590	3,687,343
5.45%, 01/15/32	2,200	2,258,423
5.52%, 01/13/28	8,300	8,520,514
5.56%, 07/09/34	4,800	4,896,439
5.63%, 01/15/35	3,470	3,547,673
5.71%, 01/13/30	6,080	6,331,185
5.72%, 09/14/28	5,145	5,324,531
5.77%, 01/13/33	8,310	8,614,076
5.78%, 07/13/33	3,215	3,329,527
5.80%, 07/13/28	3,140	3,255,631
5.81%, 09/14/33(b)	4,120	4,302,340
5.84%, 07/09/44	2,935	2,927,816
5.85%, 07/13/30	3,300	3,458,605
5.88%, 07/13/26	3,580	3,632,308
6.18%, 07/13/43	1,960	2,052,555
Synchrony Bank, 5.63%, 08/23/27	3,162	3,204,009
Synovus Bank, 5.63%, 02/15/28	1,445	1,450,658
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	375	379,477
Toronto-Dominion Bank (The)
1.20%, 06/03/26(b)	6,945	6,723,107
1.25%, 09/10/26	7,258	6,967,788
1.95%, 01/12/27	4,670	4,490,724
2.00%, 09/10/31(b)	4,813	4,140,616
2.45%, 01/12/32	3,200	2,754,920
2.80%, 03/10/27	5,395	5,245,910
3.20%, 03/10/32	7,350	6,580,578
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	6,986	6,857,070
4.11%, 06/08/27	7,315	7,260,312

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.46%, 06/08/32	$7,030	$6,814,130
4.57%, 12/17/26	5,220	5,227,052
4.57%, 06/02/28	3,210	3,212,201
4.69%, 09/15/27	8,385	8,421,573
4.78%, 12/17/29	3,670	3,682,591
4.81%, 06/03/30	3,170	3,172,697
4.86%, 01/31/28	3,580	3,613,613
4.98%, 04/05/27	4,310	4,347,020
4.99%, 04/05/29(b)	5,935	6,023,153
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	2,380	2,363,179
5.16%, 01/10/28	6,475	6,583,677
5.26%, 12/11/26	2,960	2,993,215
5.30%, 01/30/32	3,830	3,884,006
5.52%, 07/17/28	6,450	6,641,738
5.53%, 07/17/26	6,425	6,494,416
Truist Bank
2.25%, 03/11/30	7,315	6,469,394
3.80%, 10/30/26	6,516	6,435,490
Truist Financial Corp.
1.13%, 08/03/27	3,962	3,702,666
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	5,610	5,184,212
1.95%, 06/05/30	3,730	3,258,269
3.88%, 03/19/29	4,406	4,273,799
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	2,495	2,474,641
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,940	4,966,360
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	4,560	4,375,437
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)	5,820	5,850,444
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	4,830	4,734,622
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	5,860	5,883,186
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	6,355	6,498,016
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	8,755	8,893,929
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,645	7,833,925
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	5,125	5,192,040
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	3,568	3,726,104
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	5,525	5,945,633
U.S. Bancorp
1.38%, 07/22/30	7,468	6,362,690
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	5,550	5,343,280
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	6,895	5,731,710
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	5,563	4,795,879
3.00%, 07/30/29	6,029	5,648,766
3.90%, 04/26/28	6,364	6,301,017
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,650	7,642,939
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	5,985	5,993,861
Security	Par (000)	Value
Banks (continued)
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	$6,525	$6,327,207
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	6,895	6,701,427
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	3,300	3,324,952
5.08%, 05/15/31, (1-day SOFR + 1.296%)(a)	770	776,586
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	7,165	7,252,455
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	3,890	3,979,410
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)	2,710	2,701,854
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	9,970	10,155,141
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	5,835	6,022,407
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	5,250	5,418,597
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	8,035	8,318,805
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	4,605	4,741,568
Series V, 2.38%, 07/22/26	6,237	6,112,437
Series X, 3.15%, 04/27/27	3,077	3,011,584
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	2,540	2,536,757
4.73%, 05/15/28, (1-day SOFR + 0.910%)(a)	580	580,552
UBS AG/London
1.25%, 06/01/26	1,909	1,849,704
4.50%, 06/26/48	4,525	3,777,674
5.65%, 09/11/28	5,050	5,230,321
UBS AG/Stamford CT
1.25%, 08/07/26	6,533	6,293,090
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)(b)	1,000	1,004,774
5.00%, 07/09/27	6,440	6,509,687
7.50%, 02/15/28	10,705	11,506,696
UBS Group AG, 4.88%, 05/15/45	9,432	8,239,295
Wachovia Corp.
5.50%, 08/01/35	5,665	5,637,205
7.57%, 08/01/26(e)	1,135	1,170,315
Webster Financial Corp., 4.10%, 03/25/29	1,435	1,392,067
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	14,381	13,763,227
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	15,013	13,567,501
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	16,022	14,788,282
3.00%, 10/23/26	15,483	15,172,755
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	18,390	13,477,158
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	11,013	10,854,656
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	14,480	13,001,218

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	$14,605	$14,320,710
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	14,739	14,447,917
3.90%, 05/01/45	10,271	7,903,117
4.10%, 06/03/26	10,597	10,540,355
4.15%, 01/24/29	14,187	14,005,244
4.30%, 07/22/27	12,361	12,301,378
4.40%, 06/14/46	9,532	7,543,815
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	7,892	7,761,842
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	14,825	12,200,177
4.65%, 11/04/44	9,433	7,836,142
4.75%, 12/07/46	9,040	7,478,256
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	8,345	8,367,446
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	11,745	11,546,110
4.90%, 11/17/45	9,363	7,994,055
4.97%, 04/23/29, (1-day SOFR + 1.370%)(a)	13,255	13,358,125
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	24,611	21,615,274
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)	12,805	12,963,330
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	11,745	11,941,509
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	15,180	14,893,712
5.24%, 01/24/31, (1-day SOFR + 1.110%)(a)	6,310	6,405,938
5.38%, 02/07/35(b)	3,490	3,577,788
5.38%, 11/02/43	8,988	8,285,359
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	14,120	14,181,537
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	15,245	15,332,150
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	22,339	22,629,090
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	13,890	14,248,878
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)	7,785	7,876,606
5.61%, 01/15/44	11,000	10,355,492
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	15,105	15,384,181
5.95%, 12/01/86	2,551	2,538,131
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	7,710	8,093,072
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	14,220	15,242,181
Series B, 7.95%, 11/15/29	2,389	2,656,453
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	10,230	10,268,630
Wells Fargo Bank NA
5.25%, 12/11/26	9,985	10,112,243
5.45%, 08/07/26	9,850	9,958,482
5.85%, 02/01/37	5,149	5,231,585
5.95%, 08/26/36	2,782	2,847,079
6.60%, 01/15/38	6,311	6,831,886
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
1.15%, 06/03/26	$6,505	$6,303,282
1.95%, 11/20/28	5,780	5,353,153
2.15%, 06/03/31	4,840	4,251,264
2.65%, 01/16/30	3,364	3,121,413
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	6,979	6,085,873
2.70%, 08/19/26	4,631	4,548,447
2.96%, 11/16/40	4,413	3,189,054
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	6,215	5,374,578
3.13%, 11/18/41	5,154	3,632,803
3.35%, 03/08/27	4,705	4,635,512
3.40%, 01/25/28	4,655	4,562,797
4.04%, 08/26/27	2,196	2,190,942
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	5,318	5,095,947
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	6,628	6,561,386
4.42%, 07/24/39	4,431	3,917,211
4.60%, 10/20/26	2,135	2,146,343
5.05%, 04/16/29	3,440	3,526,477
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	3,150	3,140,366
5.46%, 11/18/27	6,492	6,677,125
5.54%, 11/17/28	4,665	4,858,029
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	6,480	6,432,104
6.82%, 11/17/33	3,435	3,733,903
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	994,346
Zions Bancorp NA
3.25%, 10/29/29	2,081	1,877,578
6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)	1,080	1,085,670
		6,811,024,506
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	23,398	22,472,403
4.90%, 02/01/46	39,041	35,181,496
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	2,963	2,618,104
4.70%, 02/01/36	3,316	3,184,226
4.90%, 02/01/46(b)	6,434	5,788,408
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	7,791	7,464,112
4.38%, 04/15/38	3,873	3,518,274
4.44%, 10/06/48	7,810	6,488,460
4.60%, 04/15/48	410	354,573
4.75%, 01/23/29	9,434	9,564,697
4.75%, 04/15/58	2,545	2,151,862
4.90%, 01/23/31	4,034	4,112,596
4.95%, 01/15/42	6,125	5,675,600
5.00%, 06/15/34(b)	4,518	4,551,094
5.45%, 01/23/39	8,715	8,752,190
5.55%, 01/23/49	16,770	16,450,068
5.80%, 01/23/59	8,516	8,493,973
5.88%, 06/15/35(b)	2,145	2,275,011
8.00%, 11/15/39	3,060	3,803,086
8.20%, 01/15/39	6,171	7,764,596
Brown-Forman Corp.
4.00%, 04/15/38	1,644	1,416,737
4.50%, 07/15/45	2,540	2,152,957
4.75%, 04/15/33(b)	3,010	2,977,181

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$6,834	$6,312,602
1.38%, 03/15/31	5,020	4,262,044
1.45%, 06/01/27	5,102	4,856,562
1.50%, 03/05/28	4,522	4,223,855
1.65%, 06/01/30	6,449	5,671,623
2.00%, 03/05/31	4,396	3,877,785
2.13%, 09/06/29	6,073	5,599,888
2.25%, 01/05/32	9,475	8,307,971
2.50%, 06/01/40	5,098	3,608,030
2.50%, 03/15/51	6,995	4,066,734
2.60%, 06/01/50	7,134	4,287,111
2.75%, 06/01/60(b)	4,931	2,841,309
2.88%, 05/05/41	3,770	2,741,720
2.90%, 05/25/27	4,432	4,338,947
3.00%, 03/05/51	5,555	3,597,049
3.38%, 03/25/27	6,707	6,635,477
3.45%, 03/25/30	6,373	6,157,915
4.20%, 03/25/50	3,556	2,874,947
4.65%, 08/14/34	3,105	3,078,526
5.00%, 05/13/34	4,245	4,311,319
5.20%, 01/14/55	3,485	3,267,962
5.30%, 05/13/54	4,155	3,970,524
5.40%, 05/13/64	5,105	4,835,712
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	3,020	3,088,807
5.45%, 06/01/34	2,375	2,418,005
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,968	3,206,162
2.75%, 01/22/30	5,648	5,221,752
5.10%, 05/06/35	700	686,356
5.25%, 11/26/43	1,992	1,852,600
Constellation Brands Inc.
2.25%, 08/01/31(b)	1,560	1,337,021
2.88%, 05/01/30	3,475	3,182,244
3.15%, 08/01/29	3,972	3,739,811
3.50%, 05/09/27	3,260	3,194,116
3.60%, 02/15/28	2,885	2,819,728
3.70%, 12/06/26	3,625	3,583,610
3.75%, 05/01/50	2,895	2,054,051
4.10%, 02/15/48	2,701	2,042,557
4.35%, 05/09/27	2,895	2,885,924
4.50%, 05/09/47	2,355	1,898,149
4.65%, 11/15/28	2,757	2,758,538
4.75%, 05/09/32	1,105	1,082,290
4.80%, 01/15/29	1,995	2,004,565
4.80%, 05/01/30	1,050	1,049,163
4.90%, 05/01/33(b)	3,735	3,658,503
5.25%, 11/15/48	2,280	2,036,588
Diageo Capital PLC
2.00%, 04/29/30	6,096	5,428,217
2.13%, 04/29/32	4,048	3,398,793
2.38%, 10/24/29	3,705	3,408,726
3.88%, 05/18/28	3,169	3,136,115
3.88%, 04/29/43	2,532	1,980,866
5.30%, 10/24/27	5,435	5,548,894
5.38%, 10/05/26	4,060	4,105,699
5.50%, 01/24/33	3,647	3,755,875
5.63%, 10/05/33	3,540	3,675,773
5.88%, 09/30/36	2,370	2,506,862
Security	Par (000)	Value
Beverages (continued)
Diageo Investment Corp.
4.25%, 05/11/42	$1,212	$1,003,744
5.13%, 08/15/30	300	306,011
5.63%, 04/15/35	420	430,840
7.45%, 04/15/35	2,940	3,422,662
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	675	477,833
4.38%, 05/10/43(b)	340	286,882
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,093	2,697,562
2.55%, 09/15/26	2,778	2,710,283
3.20%, 05/01/30	2,844	2,655,370
3.35%, 03/15/51	2,495	1,629,498
3.43%, 06/15/27	3,498	3,426,334
3.80%, 05/01/50	3,250	2,324,305
3.95%, 04/15/29	5,635	5,507,065
4.05%, 04/15/32	3,805	3,617,048
4.35%, 05/15/28	2,035	2,028,176
4.42%, 12/15/46	2,007	1,594,866
4.50%, 11/15/45	2,810	2,288,486
4.50%, 04/15/52	4,620	3,711,991
4.60%, 05/25/28	3,390	3,403,642
4.60%, 05/15/30	1,525	1,517,814
5.05%, 03/15/29	2,245	2,277,765
5.09%, 05/25/48	1,860	1,614,355
5.10%, 03/15/27	2,005	2,023,848
5.15%, 05/15/35	1,785	1,750,014
5.30%, 03/15/34(b)	1,870	1,885,882
Series 10, 5.20%, 03/15/31	2,885	2,941,234
Molson Coors Beverage Co.
3.00%, 07/15/26	7,656	7,527,987
4.20%, 07/15/46	8,222	6,437,579
5.00%, 05/01/42	5,102	4,551,918
PepsiCo Inc.
1.40%, 02/25/31	3,950	3,349,310
1.63%, 05/01/30	5,028	4,415,708
1.95%, 10/21/31	5,685	4,869,334
2.38%, 10/06/26	5,047	4,928,222
2.63%, 03/19/27	3,478	3,388,694
2.63%, 07/29/29	5,398	5,064,320
2.63%, 10/21/41	3,200	2,205,212
2.75%, 03/19/30	7,228	6,730,836
2.75%, 10/21/51	4,440	2,704,344
2.88%, 10/15/49	4,277	2,733,737
3.00%, 10/15/27	6,866	6,687,139
3.38%, 07/29/49	2,190	1,532,952
3.45%, 10/06/46	3,949	2,871,602
3.50%, 03/19/40	1,845	1,493,898
3.60%, 02/18/28(b)	4,605	4,547,464
3.60%, 08/13/42	1,670	1,300,494
3.63%, 03/19/50	3,834	2,806,443
3.88%, 03/19/60	1,085	787,709
3.90%, 07/18/32	6,550	6,247,344
4.00%, 03/05/42	2,330	1,929,328
4.00%, 05/02/47	2,565	2,034,101
4.20%, 07/18/52	2,355	1,872,029
4.25%, 10/22/44	990	842,400
4.40%, 02/07/27	1,740	1,746,766
4.45%, 02/07/28	1,860	1,876,538
4.45%, 05/15/28	3,620	3,659,594
4.45%, 02/15/33(b)	4,020	3,991,330

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.45%, 04/14/46	$4,085	$3,518,534
4.50%, 07/17/29	4,235	4,276,362
4.60%, 02/07/30	1,880	1,899,158
4.65%, 02/15/53	2,635	2,264,326
4.80%, 07/17/34	3,620	3,590,108
4.88%, 11/01/40	1,355	1,281,306
5.00%, 02/07/35	1,850	1,847,628
5.13%, 11/10/26	3,835	3,884,503
5.25%, 07/17/54	3,255	3,084,869
5.50%, 01/15/40	1,490	1,514,661
7.00%, 03/01/29	3,595	3,934,584
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	2,000	2,015,778
4.65%, 02/16/27	2,290	2,306,518
4.70%, 02/16/34	1,960	1,924,502
		563,694,355
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,238	5,719,919
2.00%, 01/15/32	5,520	4,636,616
2.20%, 02/21/27	4,787	4,611,604
2.30%, 02/25/31	6,006	5,267,168
2.45%, 02/21/30	5,042	4,570,182
2.60%, 08/19/26	7,830	7,667,784
2.77%, 09/01/53	3,935	2,258,564
2.80%, 08/15/41	3,325	2,338,930
3.00%, 02/22/29	2,985	2,829,942
3.00%, 01/15/52	3,717	2,315,307
3.15%, 02/21/40	8,072	6,096,850
3.20%, 11/02/27	5,777	5,614,943
3.35%, 02/22/32	3,521	3,216,541
3.38%, 02/21/50	7,445	5,077,648
4.05%, 08/18/29	5,980	5,854,699
4.20%, 03/01/33	4,080	3,858,652
4.20%, 02/22/52	3,549	2,709,446
4.40%, 05/01/45	9,649	7,999,698
4.40%, 02/22/62	5,271	3,980,303
4.56%, 06/15/48	6,429	5,305,631
4.66%, 06/15/51	13,240	10,978,984
4.88%, 03/01/53	4,825	4,094,361
4.95%, 10/01/41	3,517	3,169,654
5.15%, 03/02/28	16,915	17,224,255
5.15%, 11/15/41	3,765	3,457,862
5.25%, 03/02/30	12,235	12,545,746
5.25%, 03/02/33	16,795	16,951,751
5.60%, 03/02/43	12,460	12,075,387
5.65%, 06/15/42	2,270	2,202,397
5.65%, 03/02/53	16,570	15,766,935
5.75%, 03/15/40	1,250	1,249,325
5.75%, 03/02/63	10,560	10,001,258
6.38%, 06/01/37	2,315	2,495,670
6.40%, 02/01/39	2,925	3,104,248
Baxalta Inc., 5.25%, 06/23/45	2,358	2,141,843
Biogen Inc.
2.25%, 05/01/30	8,040	7,131,540
3.15%, 05/01/50	6,956	4,236,006
3.25%, 02/15/51	3,616	2,221,657
5.05%, 01/15/31	815	818,835
5.20%, 09/15/45	4,562	4,005,832
5.75%, 05/15/35	635	639,710
6.45%, 05/15/55	1,255	1,256,842
Security	Par (000)	Value
Biotechnology (continued)
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	$2,821	$2,752,531
3.70%, 03/15/32	4,200	3,816,595
Gilead Sciences Inc.
1.20%, 10/01/27	4,387	4,104,675
1.65%, 10/01/30	5,248	4,532,376
2.60%, 10/01/40	5,496	3,842,904
2.80%, 10/01/50	7,425	4,529,514
2.95%, 03/01/27	6,449	6,325,519
4.00%, 09/01/36	4,383	3,930,110
4.15%, 03/01/47	8,290	6,626,348
4.50%, 02/01/45	6,660	5,680,965
4.60%, 09/01/35	5,293	5,061,145
4.75%, 03/01/46	9,853	8,633,226
4.80%, 11/15/29	3,160	3,201,896
4.80%, 04/01/44	5,931	5,284,145
5.10%, 06/15/35	3,900	3,878,638
5.25%, 10/15/33	2,945	2,993,909
5.50%, 11/15/54	3,590	3,430,782
5.55%, 10/15/53	4,010	3,849,504
5.60%, 11/15/64	3,255	3,102,618
5.65%, 12/01/41	4,437	4,410,486
Illumina Inc.
2.55%, 03/23/31	915	788,133
4.65%, 09/09/26	2,180	2,177,776
5.75%, 12/13/27	3,595	3,667,923
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	6,782	5,806,623
2.80%, 09/15/50	4,363	2,501,965
Royalty Pharma PLC
1.75%, 09/02/27	4,566	4,295,440
2.15%, 09/02/31	2,989	2,525,653
2.20%, 09/02/30	4,109	3,579,268
3.30%, 09/02/40	4,342	3,155,426
3.35%, 09/02/51	3,250	2,021,063
3.55%, 09/02/50	4,637	3,014,182
5.15%, 09/02/29	3,210	3,246,180
5.40%, 09/02/34	2,515	2,504,322
5.90%, 09/02/54	2,520	2,367,348
		361,339,713
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	3,278	3,176,614
2.70%, 02/15/31(b)	3,770	3,388,004
2.72%, 02/15/30	9,238	8,502,632
3.38%, 04/05/40	7,465	5,793,872
3.58%, 04/05/50	6,188	4,430,268
5.90%, 03/15/34	2,902	3,047,454
6.20%, 03/15/54	1,689	1,783,830
CRH America Finance Inc.
5.40%, 05/21/34	1,650	1,665,607
5.50%, 01/09/35	2,810	2,832,234
5.88%, 01/09/55	940	922,782
CRH SMW Finance DAC
5.13%, 01/09/30	2,560	2,601,432
5.20%, 05/21/29	1,800	1,831,283
Eagle Materials Inc., 2.50%, 07/01/31	2,660	2,313,322
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,977	3,734,861
4.00%, 03/25/32	2,195	2,024,850
4.50%, 03/25/52	2,942	2,262,818

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.88%, 06/01/33(b)	$2,564	$2,633,020
Holcim Finance U.S. LLC
4.60%, 04/07/27(c)	800	800,877
4.70%, 04/07/28(c)	950	955,057
4.95%, 04/07/30(c)	600	603,808
5.40%, 04/07/35(c)	810	805,632
Johnson Controls International PLC
4.50%, 02/15/47	2,962	2,420,338
4.63%, 07/02/44	2,515	2,098,143
4.95%, 07/02/64(e)	1,997	1,611,714
6.00%, 01/15/36	1,249	1,313,339
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,055	2,647,819
2.00%, 09/16/31	2,455	2,078,812
4.90%, 12/01/32	2,520	2,491,326
5.50%, 04/19/29	2,905	2,996,542
Lafarge SA, 7.13%, 07/15/36	1,070	1,174,953
Lennox International Inc.
1.70%, 08/01/27	1,843	1,728,375
5.50%, 09/15/28	2,370	2,432,246
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,280	1,983,307
3.20%, 07/15/51	4,900	3,113,622
3.45%, 06/01/27	2,113	2,066,290
3.50%, 12/15/27(b)	3,604	3,517,338
4.25%, 12/15/47	3,315	2,610,418
5.15%, 12/01/34	1,380	1,369,972
5.50%, 12/01/54	1,720	1,609,514
Series CB, 2.50%, 03/15/30	3,516	3,199,358
Masco Corp.
1.50%, 02/15/28	3,557	3,275,204
2.00%, 10/01/30	2,094	1,800,976
2.00%, 02/15/31	2,600	2,198,778
3.13%, 02/15/51	2,021	1,223,444
3.50%, 11/15/27	2,328	2,265,850
4.50%, 05/15/47	2,360	1,867,731
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,601,694
5.85%, 09/18/28	1,825	1,883,060
Owens Corning
3.40%, 08/15/26	3,338	3,288,513
3.50%, 02/15/30	780	737,289
3.88%, 06/01/30	2,115	2,018,766
3.95%, 08/15/29	3,713	3,598,508
4.30%, 07/15/47	3,566	2,808,472
4.40%, 01/30/48	2,324	1,845,713
5.50%, 06/15/27	1,900	1,930,950
5.70%, 06/15/34	3,580	3,655,642
5.95%, 06/15/54(b)	1,095	1,075,564
7.00%, 12/01/36	1,605	1,774,824
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,430	4,351,534
4.50%, 03/21/49	1,925	1,576,574
4.65%, 11/01/44	1,493	1,273,898
5.10%, 06/13/34	2,735	2,730,626
5.25%, 03/03/33	1,175	1,198,493
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	3,733	3,662,018
4.30%, 02/21/48	1,838	1,460,262
5.75%, 06/15/43	2,597	2,557,605
Security	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co.
3.50%, 06/01/30	$4,165	$3,950,034
3.90%, 04/01/27	2,660	2,636,000
4.50%, 06/15/47	3,654	3,009,339
4.70%, 03/01/48	3,238	2,716,962
4.95%, 12/01/29	2,175	2,202,168
5.35%, 12/01/34	2,990	3,010,375
5.70%, 12/01/54	2,965	2,853,531
		176,614,080
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,887	6,590,601
2.05%, 05/15/30	4,617	4,116,594
2.70%, 05/15/40	4,161	2,969,525
2.80%, 05/15/50	5,022	3,106,744
4.60%, 02/08/29	5,555	5,610,825
4.75%, 02/08/31	3,525	3,553,759
4.80%, 03/03/33	3,565	3,556,279
4.85%, 02/08/34	4,480	4,434,036
Albemarle Corp.
4.65%, 06/01/27	3,355	3,316,252
5.05%, 06/01/32(b)	2,450	2,273,487
5.45%, 12/01/44	1,870	1,520,274
5.65%, 06/01/52(b)	2,180	1,748,562
Cabot Corp.
4.00%, 07/01/29	1,810	1,750,140
5.00%, 06/30/32	2,415	2,365,598
CF Industries Inc.
4.95%, 06/01/43	4,120	3,528,209
5.15%, 03/15/34	3,756	3,644,787
5.38%, 03/15/44	3,072	2,761,166
Dow Chemical Co. (The)
2.10%, 11/15/30(b)	2,151	1,862,631
3.60%, 11/15/50	3,521	2,296,428
4.25%, 10/01/34	2,374	2,128,785
4.38%, 11/15/42	6,366	5,013,271
4.63%, 10/01/44	3,615	2,877,133
4.80%, 11/30/28	4,317	4,347,015
4.80%, 05/15/49	3,515	2,779,257
5.15%, 02/15/34(b)	1,785	1,745,444
5.25%, 11/15/41	4,041	3,590,942
5.35%, 03/15/35	2,125	2,059,890
5.55%, 11/30/48	4,238	3,773,316
5.60%, 02/15/54(b)	1,895	1,674,610
5.95%, 03/15/55	2,125	1,970,607
6.30%, 03/15/33(b)	1,105	1,170,044
6.90%, 05/15/53	2,600	2,712,048
7.38%, 11/01/29	3,891	4,282,873
9.40%, 05/15/39	2,567	3,254,798
DuPont de Nemours Inc.
4.73%, 11/15/28	10,787	10,914,230
5.32%, 11/15/38	4,729	4,824,482
5.42%, 11/15/48	8,464	8,321,664
Eastman Chemical Co.
4.50%, 12/01/28	2,056	2,046,473
4.65%, 10/15/44	4,353	3,576,501
4.80%, 09/01/42	2,537	2,154,782
5.00%, 08/01/29	2,695	2,708,153
5.63%, 02/20/34	2,020	2,018,606
5.75%, 03/08/33	2,195	2,248,158

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab Inc.
1.30%, 01/30/31	$3,320	$2,788,974
1.65%, 02/01/27	3,477	3,334,090
2.13%, 02/01/32(b)	3,390	2,887,549
2.13%, 08/15/50	2,308	1,215,397
2.70%, 11/01/26	6,232	6,096,529
2.70%, 12/15/51	5,125	3,061,858
2.75%, 08/18/55	5,679	3,283,623
3.25%, 12/01/27	2,905	2,837,099
3.95%, 12/01/47	1,000	779,329
4.30%, 06/15/28	615	616,660
4.80%, 03/24/30	3,438	3,492,660
5.25%, 01/15/28(b)	3,540	3,631,889
5.50%, 12/08/41	805	800,276
EIDP Inc.
2.30%, 07/15/30	3,852	3,467,529
4.80%, 05/15/33	1,340	1,314,029
5.13%, 05/15/32	2,100	2,120,862
FMC Corp.
3.20%, 10/01/26	3,188	3,116,121
3.45%, 10/01/29	2,866	2,638,527
4.50%, 10/01/49	2,525	1,793,230
5.15%, 05/18/26	2,745	2,762,378
5.65%, 05/18/33(b)	2,495	2,404,168
6.38%, 05/18/53	2,430	2,233,763
Huntsman International LLC
2.95%, 06/15/31	2,185	1,802,043
4.50%, 05/01/29	3,725	3,487,717
5.70%, 10/15/34	1,630	1,484,239
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,719	2,035,091
4.45%, 09/26/28	1,725	1,708,674
5.00%, 09/26/48(b)	3,027	2,486,357
Linde Inc./CT
1.10%, 08/10/30	5,412	4,603,014
2.00%, 08/10/50	3,075	1,561,399
3.55%, 11/07/42	2,642	2,034,299
Lubrizol Corp. (The), 6.50%, 10/01/34	2,167	2,410,893
LYB International Finance BV
4.88%, 03/15/44	4,410	3,639,564
5.25%, 07/15/43	2,224	1,928,779
LYB International Finance II BV, 3.50%, 03/02/27	2,340	2,293,928
LYB International Finance III LLC
2.25%, 10/01/30	3,092	2,703,500
3.38%, 10/01/40	4,018	2,880,176
3.63%, 04/01/51	4,826	3,109,303
3.80%, 10/01/60	3,331	2,072,010
4.20%, 10/15/49	4,218	3,015,795
4.20%, 05/01/50	4,732	3,377,005
5.50%, 03/01/34(b)	3,405	3,322,366
5.63%, 05/15/33	3,180	3,192,972
6.15%, 05/15/35	705	715,630
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	3,827	2,897,117
Mosaic Co. (The)
4.05%, 11/15/27	1,160	1,144,964
4.88%, 11/15/41	1,090	943,754
5.38%, 11/15/28	1,500	1,526,352
5.45%, 11/15/33(b)	1,817	1,820,326
5.63%, 11/15/43	923	866,187
Security	Par (000)	Value
Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31	$2,181	$1,917,428
Nutrien Ltd.
2.95%, 05/13/30	2,439	2,240,320
3.95%, 05/13/50	2,525	1,825,660
4.00%, 12/15/26	3,114	3,085,962
4.13%, 03/15/35	2,280	2,030,311
4.20%, 04/01/29	4,685	4,610,256
4.50%, 03/12/27	1,725	1,723,810
4.90%, 03/27/28	3,287	3,320,330
4.90%, 06/01/43	2,989	2,615,674
5.00%, 04/01/49	3,034	2,629,912
5.20%, 06/21/27	2,440	2,470,556
5.25%, 03/12/32	2,575	2,586,609
5.25%, 01/15/45	2,647	2,376,595
5.40%, 06/21/34(b)	2,150	2,141,371
5.63%, 12/01/40	1,921	1,854,190
5.80%, 03/27/53	2,380	2,290,150
5.88%, 12/01/36	2,419	2,457,823
6.13%, 01/15/41	615	615,616
PPG Industries Inc.
2.55%, 06/15/30	2,277	2,054,491
2.80%, 08/15/29	2,075	1,934,724
3.75%, 03/15/28	4,811	4,721,113
RPM International Inc.
2.95%, 01/15/32	2,000	1,741,081
3.75%, 03/15/27	3,040	2,992,244
4.25%, 01/15/48	1,426	1,158,577
4.55%, 03/01/29	2,459	2,441,034
5.25%, 06/01/45	2,160	1,952,830
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,947	2,490,989
2.30%, 05/15/30(b)	2,703	2,411,981
2.90%, 03/15/52	2,440	1,440,269
2.95%, 08/15/29(b)	4,677	4,376,280
3.30%, 05/15/50	2,275	1,489,633
3.45%, 06/01/27	8,495	8,340,894
3.80%, 08/15/49	2,695	1,929,035
4.00%, 12/15/42	1,420	1,104,677
4.50%, 06/01/47	5,868	4,807,064
4.55%, 03/01/28	500	501,999
4.55%, 08/01/45	1,892	1,559,607
4.80%, 09/01/31	1,580	1,578,790
Westlake Corp.
2.88%, 08/15/41	1,933	1,270,613
3.13%, 08/15/51	2,680	1,579,834
3.38%, 06/15/30(b)	2,245	2,092,114
3.38%, 08/15/61	2,504	1,417,820
3.60%, 08/15/26	4,354	4,289,411
4.38%, 11/15/47	2,455	1,843,179
5.00%, 08/15/46	3,190	2,675,927
		373,927,756
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,079,919
Automatic Data Processing Inc.
1.25%, 09/01/30	7,032	6,025,534
1.70%, 05/15/28	5,730	5,360,998
4.45%, 09/09/34	3,445	3,319,909
4.75%, 05/08/32	3,415	3,429,749
Block Financial LLC
2.50%, 07/15/28(b)	2,933	2,732,409

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.88%, 08/15/30	$3,163	$2,977,911
Brown University, Series A, 2.92%, 09/01/50	2,835	1,798,762
California Endowment (The), Series 2021, 2.50%, 04/01/51(b)	3,488	1,987,434
California Institute of Technology
3.65%, 09/01/2119	1,094	670,673
4.32%, 08/01/45	1,292	1,080,001
4.70%, 11/01/2111	1,769	1,392,534
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,300,694
Cintas Corp. No. 2
3.70%, 04/01/27	6,147	6,082,421
4.00%, 05/01/32	2,515	2,402,221
4.20%, 05/01/28	1,675	1,672,402
Claremont Mckenna College, 3.78%, 01/01/2122	830	514,661
Cornell University, 4.84%, 06/15/34(b)	2,070	2,044,341
Duke University
Series 2020, 2.68%, 10/01/44	2,001	1,399,129
Series 2020, 2.76%, 10/01/50	1,628	994,621
Series 2020, 2.83%, 10/01/55	2,710	1,623,000
Emory University
Series 2020, 2.14%, 09/01/30	358	317,755
Series 2020, 2.97%, 09/01/50	2,063	1,298,035
Equifax Inc.
2.35%, 09/15/31	5,005	4,296,475
3.10%, 05/15/30	3,296	3,042,659
4.80%, 09/15/29	3,550	3,543,890
5.10%, 12/15/27	4,260	4,302,042
5.10%, 06/01/28	3,540	3,583,238
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50(b)	2,760	1,572,247
Series 2020, 2.82%, 06/01/70	3,132	1,682,522
George Washington University (The)
4.87%, 09/15/45	1,735	1,537,578
Series 2014, 4.30%, 09/15/44	1,470	1,215,006
Series 2018, 4.13%, 09/15/48	3,631	2,829,134
Georgetown University (The)
5.12%, 04/01/53(b)	160	143,973
Series 20A, 2.94%, 04/01/50	1,744	1,082,836
Series A, 5.22%, 10/01/2118	1,286	1,104,542
Series B, 4.32%, 04/01/49	1,793	1,414,687
Global Payments Inc.
2.15%, 01/15/27	4,267	4,098,596
2.90%, 05/15/30	3,909	3,540,210
2.90%, 11/15/31	3,609	3,136,766
3.20%, 08/15/29	6,022	5,635,502
4.15%, 08/15/49	3,849	2,749,113
4.45%, 06/01/28	2,590	2,566,972
4.95%, 08/15/27	2,669	2,681,754
5.30%, 08/15/29	2,620	2,641,745
5.40%, 08/15/32(b)	3,385	3,396,205
5.95%, 08/15/52(b)	3,125	2,900,206
GXO Logistics Inc.
1.65%, 07/15/26	3,969	3,821,014
2.65%, 07/15/31	2,852	2,416,732
6.25%, 05/06/29	2,870	2,940,279
6.50%, 05/06/34	2,510	2,568,256
Howard University, 5.21%, 10/01/52	978	832,801
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,073,717
Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
4.71%, 07/01/32	$1,450	$1,443,979
Series 2013, 4.08%, 07/01/53	2,283	1,760,589
Series A, 2.81%, 01/01/60(b)	1,785	1,001,354
Leland Stanford Junior University (The)
1.29%, 06/01/27(b)	1,380	1,303,787
2.41%, 06/01/50	2,355	1,345,830
3.65%, 05/01/48	3,541	2,635,515
4.68%, 03/01/35(b)	2,100	2,062,836
Massachusetts Institute of Technology
3.07%, 04/01/52	2,428	1,571,583
3.89%, 07/01/2116	708	476,225
3.96%, 07/01/38	819	736,369
4.68%, 07/01/2114	2,478	1,999,952
5.60%, 07/01/2111	3,070	2,970,391
5.62%, 06/01/55	1,170	1,167,815
Series F, 2.99%, 07/01/50	2,596	1,679,318
Series G, 2.29%, 07/01/51(b)	1,824	1,002,127
Moody's Corp.
2.00%, 08/19/31	3,652	3,120,804
2.75%, 08/19/41	2,985	2,036,594
3.10%, 11/29/61	2,345	1,398,274
3.25%, 01/15/28	3,534	3,447,800
3.25%, 05/20/50	1,453	945,098
3.75%, 02/25/52	2,100	1,519,677
4.25%, 02/01/29	3,246	3,225,502
4.25%, 08/08/32	3,540	3,425,308
4.88%, 12/17/48	1,865	1,625,334
5.00%, 08/05/34	2,425	2,408,172
5.25%, 07/15/44	2,861	2,653,638
Northeastern University, Series 2020, 2.89%, 10/01/50	1,541	977,482
Northwestern University
4.64%, 12/01/44	2,040	1,872,081
4.94%, 12/01/35	2,175	2,158,715
Series 2017, 3.66%, 12/01/57(b)	1,729	1,211,337
Series 2020, 2.64%, 12/01/50	2,684	1,598,615
PayPal Holdings Inc.
2.30%, 06/01/30	5,664	5,098,946
2.65%, 10/01/26	4,726	4,627,291
2.85%, 10/01/29	6,319	5,908,374
3.25%, 06/01/50	5,127	3,352,231
3.90%, 06/01/27	1,790	1,777,615
4.40%, 06/01/32(b)	4,865	4,739,657
4.45%, 03/06/28	500	502,158
5.05%, 06/01/52(b)	4,520	4,009,070
5.10%, 04/01/35	1,625	1,602,058
5.15%, 06/01/34	4,120	4,109,833
5.25%, 06/01/62	3,020	2,661,156
5.50%, 06/01/54	1,310	1,235,188
President and Fellows of Harvard College
2.52%, 10/15/50(b)	3,174	1,846,629
3.15%, 07/15/46	2,150	1,494,718
3.30%, 07/15/56	2,006	1,321,723
3.75%, 11/15/52	1,160	858,002
4.88%, 10/15/40	895	849,545
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,926,998
2.90%, 10/01/30	3,635	3,302,068
3.05%, 10/01/41	2,670	1,844,264
4.75%, 08/09/27	2,050	2,058,040

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 08/09/34	$2,050	$2,029,786
RELX Capital Inc.
3.00%, 05/22/30	4,619	4,309,295
4.00%, 03/18/29	6,092	6,011,261
4.75%, 03/27/30	1,680	1,693,623
4.75%, 05/20/32	1,680	1,668,385
5.25%, 03/27/35	470	471,729
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,399	3,114,165
Rollins Inc., 5.25%, 02/24/35(c)	640	634,707
S&P Global Inc.
1.25%, 08/15/30	4,398	3,746,999
2.30%, 08/15/60(b)	2,885	1,427,780
2.45%, 03/01/27	5,265	5,106,678
2.50%, 12/01/29	2,847	2,624,462
2.70%, 03/01/29	5,765	5,428,099
2.90%, 03/01/32	3,921	3,512,550
2.95%, 01/22/27	4,246	4,162,308
3.25%, 12/01/49	3,203	2,213,314
3.70%, 03/01/52	5,030	3,711,029
3.90%, 03/01/62	2,189	1,590,550
4.25%, 05/01/29	4,490	4,459,148
4.75%, 08/01/28	3,850	3,886,957
5.25%, 09/15/33	2,327	2,385,296
Thomas Jefferson University, 3.85%, 11/01/57	1,469	984,350
TR Finance LLC
5.50%, 08/15/35	3,122	3,090,713
5.65%, 11/23/43	1,826	1,713,399
5.85%, 04/15/40	2,699	2,718,589
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,744	2,324,746
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,169,368
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	615,449
Trustees of Princeton University (The)
4.20%, 03/01/52	1,580	1,278,986
4.65%, 07/01/30	290	293,141
5.70%, 03/01/39	2,490	2,610,853
Series 2020, 2.52%, 07/01/50	3,232	1,929,014
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,450,120
4.67%, 09/01/2112	390	313,726
Series 2020, 2.40%, 10/01/50	1,863	1,047,987
UL Solutions Inc., 6.50%, 10/20/28(c)	1,150	1,201,305
University of Chicago (The)
3.00%, 10/01/52(b)	320	206,384
4.00%, 10/01/53	2,064	1,572,348
Series 20B, 2.76%, 04/01/45	1,477	1,116,037
Series C, 2.55%, 04/01/50	1,696	1,061,119
University of Miami, 4.06%, 04/01/52	2,047	1,558,742
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,400	1,795,021
Series 2017, 3.39%, 02/15/48	2,154	1,541,244
University of Southern California
2.81%, 10/01/50	1,360	836,379
3.03%, 10/01/39	3,714	2,941,094
4.98%, 10/01/53(b)	1,425	1,279,616
5.25%, 10/01/2111(b)	1,128	1,012,102
Security	Par (000)	Value
Commercial Services (continued)
Series 2017, 3.84%, 10/01/47	$2,173	$1,675,751
Series 21A, 2.95%, 10/01/51	2,735	1,712,792
Series A, 3.23%, 10/01/2120	979	535,811
Verisk Analytics Inc.
3.63%, 05/15/50	2,571	1,782,493
4.13%, 03/15/29(b)	4,453	4,382,123
5.25%, 06/05/34	2,690	2,697,150
5.25%, 03/15/35	1,500	1,485,942
5.50%, 06/15/45	1,950	1,829,852
5.75%, 04/01/33	2,870	2,985,616
Washington University (The)
3.52%, 04/15/54	2,816	1,973,876
4.35%, 04/15/2122	1,599	1,186,437
William Marsh Rice University
3.57%, 05/15/45	1,545	1,198,801
3.77%, 05/15/55	1,695	1,241,075
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,304,278
Series 2020, 2.40%, 04/15/50	1,988	1,135,304
Series 2025, 4.70%, 04/15/32	425	426,875
		373,167,604
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	3,950	3,921,487
4.05%, 10/04/29	4,155	4,101,893
4.25%, 10/04/31	4,955	4,865,626
4.50%, 10/04/34	3,575	3,433,024
Amdocs Ltd., 2.54%, 06/15/30	3,551	3,169,415
Apple Inc.
1.20%, 02/08/28	8,557	7,935,922
1.25%, 08/20/30	8,102	6,969,786
1.40%, 08/05/28	9,495	8,742,454
1.65%, 05/11/30	8,953	7,913,057
1.65%, 02/08/31	7,270	6,289,308
1.70%, 08/05/31	5,748	4,936,853
2.05%, 09/11/26	4,667	4,546,945
2.20%, 09/11/29	7,035	6,491,818
2.38%, 02/08/41	4,920	3,372,551
2.40%, 08/20/50	4,471	2,582,837
2.45%, 08/04/26	6,631	6,503,970
2.55%, 08/20/60	11,912	6,684,448
2.65%, 05/11/50	9,991	6,094,146
2.65%, 02/08/51	10,480	6,345,107
2.70%, 08/05/51	8,904	5,420,695
2.80%, 02/08/61	6,053	3,487,561
2.85%, 08/05/61	5,245	3,072,536
2.90%, 09/12/27	9,696	9,460,049
2.95%, 09/11/49	6,553	4,280,342
3.00%, 06/20/27	2,570	2,517,247
3.00%, 11/13/27	7,637	7,456,196
3.20%, 05/11/27	9,362	9,218,048
3.25%, 08/08/29	4,500	4,343,507
3.35%, 02/09/27	5,470	5,406,044
3.35%, 08/08/32	8,045	7,506,686
3.45%, 02/09/45	8,616	6,568,201
3.75%, 09/12/47	6,049	4,664,300
3.75%, 11/13/47	6,552	5,046,201
3.85%, 05/04/43	12,998	10,645,369
3.85%, 08/04/46	9,419	7,468,582
3.95%, 08/08/52	8,040	6,247,996
4.00%, 05/10/28	4,160	4,164,839

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.00%, 05/12/28	$4,300	$4,294,235
4.10%, 08/08/62	5,295	4,090,554
4.15%, 05/10/30	2,950	2,962,329
4.20%, 05/12/30	4,520	4,508,842
4.25%, 02/09/47	4,486	3,770,965
4.30%, 05/10/33	4,855	4,817,622
4.38%, 05/13/45	8,174	7,092,116
4.45%, 05/06/44	3,672	3,282,472
4.50%, 05/12/32	4,250	4,227,553
4.50%, 02/23/36	7,843	7,695,481
4.65%, 02/23/46	14,959	13,409,950
4.75%, 05/12/35	4,250	4,214,538
4.85%, 05/10/53(b)	4,350	4,037,005
Booz Allen Hamilton Inc.
5.95%, 08/04/33	1,437	1,450,257
5.95%, 04/15/35	1,500	1,491,646
CGI Inc.
1.45%, 09/14/26	2,991	2,873,659
2.30%, 09/14/31	2,883	2,467,061
4.95%, 03/14/30(c)	1,530	1,530,343
Dell Inc.
6.50%, 04/15/38	2,005	2,076,697
7.10%, 04/15/28(b)	3,505	3,729,817
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,275	3,820,154
3.45%, 12/15/51	4,259	2,809,029
4.35%, 02/01/30	2,550	2,503,772
4.75%, 04/01/28	1,275	1,280,430
4.85%, 02/01/35(b)	3,835	3,631,502
4.90%, 10/01/26	8,994	9,019,392
5.00%, 04/01/30	2,200	2,211,580
5.25%, 02/01/28	2,420	2,470,627
5.30%, 10/01/29	7,225	7,370,368
5.30%, 04/01/32	3,570	3,585,516
5.40%, 04/15/34	3,900	3,905,525
5.50%, 04/01/35	4,200	4,148,304
5.75%, 02/01/33	2,940	3,040,819
6.02%, 06/15/26	5,593	5,644,793
6.10%, 07/15/27(b)	3,250	3,343,061
6.20%, 07/15/30	3,043	3,221,729
8.10%, 07/15/36	4,572	5,406,046
8.35%, 07/15/46	2,285	2,817,519
DXC Technology Co.
1.80%, 09/15/26	3,505	3,371,365
2.38%, 09/15/28	3,717	3,402,967
Fortinet Inc., 2.20%, 03/15/31	3,689	3,206,975
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	1,770	1,824,631
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	6,260	6,249,766
4.45%, 09/25/26	6,770	6,760,014
4.55%, 10/15/29	7,210	7,150,818
4.85%, 10/15/31	4,230	4,193,656
5.00%, 10/15/34	5,390	5,247,056
5.25%, 07/01/28(b)	3,285	3,345,628
5.60%, 10/15/54	5,060	4,710,486
6.20%, 10/15/35	4,575	4,747,633
6.35%, 10/15/45	7,642	7,631,785
HP Inc.
1.45%, 06/17/26	1,201	1,161,517
2.65%, 06/17/31	5,385	4,667,010
Security	Par (000)	Value
Computers (continued)
3.00%, 06/17/27	$4,914	$4,753,972
3.40%, 06/17/30	540	499,266
4.00%, 04/15/29	5,240	5,077,633
4.20%, 04/15/32	3,140	2,933,790
4.75%, 01/15/28	4,455	4,467,110
5.40%, 04/25/30	1,330	1,346,850
5.50%, 01/15/33	5,605	5,587,332
6.00%, 09/15/41	6,067	5,921,000
6.10%, 04/25/35	1,660	1,679,179
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,005	3,013,753
4.60%, 02/05/29	4,500	4,513,235
4.75%, 02/05/31	3,405	3,413,661
4.90%, 02/05/34	4,580	4,484,501
5.25%, 02/05/44	3,150	2,957,352
5.30%, 02/05/54	6,580	5,977,711
International Business Machines Corp.
1.70%, 05/15/27	6,154	5,856,072
1.95%, 05/15/30	6,710	5,918,959
2.20%, 02/09/27	3,725	3,593,034
2.72%, 02/09/32	2,285	2,005,868
2.85%, 05/15/40	2,578	1,852,792
2.95%, 05/15/50	3,069	1,891,335
3.30%, 01/27/27	3,138	3,085,607
3.43%, 02/09/52	4,470	2,968,714
3.50%, 05/15/29	12,875	12,421,227
4.00%, 06/20/42	3,901	3,154,161
4.15%, 07/27/27	4,338	4,317,498
4.15%, 05/15/39	9,274	7,976,209
4.25%, 05/15/49	11,945	9,410,139
4.40%, 07/27/32(b)	3,725	3,609,830
4.50%, 02/06/28	4,550	4,577,167
4.65%, 02/10/28	3,000	3,021,483
4.70%, 02/19/46	3,474	2,979,238
4.75%, 02/06/33	3,667	3,624,428
4.80%, 02/10/30	3,000	3,026,563
4.90%, 07/27/52	3,180	2,745,449
5.00%, 02/10/32	3,000	3,021,916
5.10%, 02/06/53	3,095	2,754,172
5.20%, 02/10/35	3,010	2,996,997
5.60%, 11/30/39	3,860	3,871,311
5.70%, 02/10/55	3,000	2,885,424
5.88%, 11/29/32	2,994	3,181,872
6.22%, 08/01/27	2,762	2,870,904
6.50%, 01/15/28	1,830	1,925,657
7.13%, 12/01/96	1,529	1,805,407
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,710	3,578,530
2.70%, 10/15/28	2,942	2,758,181
3.15%, 10/15/31	3,740	3,316,955
4.10%, 10/15/41	3,085	2,379,644
6.35%, 02/20/34(b)	1,185	1,243,068
Leidos Inc.
2.30%, 02/15/31	4,138	3,574,349
4.38%, 05/15/30	1,553	1,513,324
5.75%, 03/15/33	180	184,833
NetApp Inc.
2.38%, 06/22/27	2,421	2,313,462
2.70%, 06/22/30	2,719	2,448,950
5.50%, 03/17/32	2,270	2,299,861
5.70%, 03/17/35	1,990	2,000,240

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30	$2,341	$2,092,643
Western Digital Corp.
2.85%, 02/01/29	2,009	1,835,688
3.10%, 02/01/32	2,713	2,346,127
		637,661,294
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27(b)	2,160	2,118,705
3.25%, 08/15/32	2,870	2,629,856
3.70%, 08/01/47	2,345	1,786,222
4.00%, 08/15/45	3,218	2,623,085
4.20%, 05/01/30	2,680	2,668,903
4.60%, 03/01/28	1,374	1,396,185
4.60%, 03/01/33(b)	1,964	1,959,229
Conopco Inc., Series E, 7.25%, 12/15/26	1,727	1,801,550
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	3,505	3,008,293
2.38%, 12/01/29	3,613	3,302,786
2.60%, 04/15/30	3,764	3,436,922
3.13%, 12/01/49	3,217	1,969,618
3.15%, 03/15/27	3,672	3,595,230
4.15%, 03/15/47	2,405	1,812,480
4.38%, 05/15/28	4,375	4,380,009
4.38%, 06/15/45	1,968	1,551,784
4.65%, 05/15/33	2,250	2,179,032
5.00%, 02/14/34(b)	2,145	2,121,295
5.15%, 05/15/53(b)	2,915	2,614,483
6.00%, 05/15/37	1,592	1,669,474
Haleon U.S. Capital LLC
3.38%, 03/24/27	9,425	9,266,737
3.38%, 03/24/29	6,160	5,913,983
3.63%, 03/24/32	6,850	6,345,789
4.00%, 03/24/52	5,200	3,924,131
Kenvue Inc.
4.85%, 05/22/32	2,100	2,109,238
4.90%, 03/22/33	6,470	6,485,201
5.00%, 03/22/30	4,950	5,073,186
5.05%, 03/22/28	3,945	4,043,923
5.05%, 03/22/53	6,730	6,144,542
5.10%, 03/22/43	3,480	3,290,284
5.20%, 03/22/63	3,080	2,794,763
Procter & Gamble Co. (The)
1.20%, 10/29/30	6,285	5,370,332
1.90%, 02/01/27(b)	2,440	2,357,357
1.95%, 04/23/31	3,292	2,890,677
2.30%, 02/01/32	4,760	4,222,425
2.45%, 11/03/26	1,811	1,772,098
2.80%, 03/25/27	4,432	4,335,758
2.85%, 08/11/27	5,211	5,080,969
3.00%, 03/25/30	8,140	7,717,745
3.50%, 10/25/47	2,415	1,799,900
3.55%, 03/25/40(b)	2,795	2,331,589
3.60%, 03/25/50	2,592	1,940,518
3.95%, 01/26/28	4,035	4,045,860
4.05%, 05/01/30	3,270	3,242,983
4.05%, 01/26/33	3,770	3,673,261
4.15%, 10/24/29	2,725	2,729,269
4.35%, 01/29/29	3,280	3,312,763
4.55%, 01/29/34	3,380	3,346,025
4.55%, 10/24/34	2,295	2,264,694
4.60%, 05/01/35(b)	3,150	3,120,122
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$2,530	$2,692,060
5.80%, 08/15/34	1,860	1,992,809
Unilever Capital Corp.
1.38%, 09/14/30	3,291	2,830,844
1.75%, 08/12/31	4,335	3,712,963
2.00%, 07/28/26	5,752	5,612,841
2.13%, 09/06/29	5,460	4,998,105
2.90%, 05/05/27	8,620	8,427,579
3.50%, 03/22/28	6,484	6,374,071
4.25%, 08/12/27	2,350	2,357,681
4.63%, 08/12/34	2,980	2,921,992
4.88%, 09/08/28	2,440	2,494,126
5.00%, 12/08/33	2,841	2,886,865
5.90%, 11/15/32	5,375	5,806,567
Series 30Y, 2.63%, 08/12/51	2,830	1,677,666
		224,357,432
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	256,284
6.25%, 06/15/33	315	328,138
WW Grainger Inc.
3.75%, 05/15/46	2,581	1,961,936
4.20%, 05/15/47	2,500	1,989,139
4.45%, 09/15/34	2,125	2,048,394
4.60%, 06/15/45	4,425	3,825,461
		10,409,352
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	13,748	13,320,751
3.00%, 10/29/28	15,923	15,031,410
3.30%, 01/30/32	16,964	15,060,935
3.40%, 10/29/33	7,297	6,282,627
3.65%, 07/21/27	5,765	5,636,596
3.85%, 10/29/41(b)	4,788	3,716,120
3.88%, 01/23/28	3,927	3,839,138
4.63%, 10/15/27	3,796	3,785,134
4.63%, 09/10/29	4,530	4,489,892
4.88%, 04/01/28	2,570	2,582,567
4.95%, 09/10/34	5,415	5,197,414
5.10%, 01/19/29	3,505	3,538,335
5.30%, 01/19/34	3,745	3,698,939
5.38%, 12/15/31	3,190	3,213,549
5.75%, 06/06/28(b)	4,820	4,951,981
6.10%, 01/15/27	4,000	4,078,325
6.15%, 09/30/30	3,635	3,838,443
6.45%, 04/15/27	2,660	2,737,517
6.50%, 01/31/56, (5-year CMT + 2.441%)(a)	100	98,866
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	3,180	3,262,945
Affiliated Managers Group Inc.
3.30%, 06/15/30(b)	2,581	2,406,245
5.50%, 08/20/34	1,680	1,647,724
Air Lease Corp.
1.88%, 08/15/26	4,083	3,948,657
2.10%, 09/01/28	2,310	2,140,239
2.20%, 01/15/27	2,675	2,577,071
2.88%, 01/15/32	4,523	3,958,014
3.00%, 02/01/30	2,906	2,693,708
3.13%, 12/01/30	2,518	2,299,426
3.25%, 10/01/29	2,221	2,096,630

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 04/01/27	$4,618	$4,550,893
3.63%, 12/01/27	2,504	2,449,869
3.75%, 06/01/26	5,798	5,751,595
4.63%, 10/01/28	2,354	2,353,977
5.10%, 03/01/29	2,000	2,031,569
5.20%, 07/15/31	1,590	1,607,736
5.30%, 06/25/26	2,565	2,582,182
5.30%, 02/01/28	3,480	3,546,179
5.85%, 12/15/27	1,770	1,822,186
Aircastle Ltd., 4.25%, 06/15/26	4,067	4,037,084
Ally Financial Inc.
2.20%, 11/02/28	4,270	3,897,774
4.75%, 06/09/27	3,725	3,729,719
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	950	948,574
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(a)	810	817,888
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	2,960	2,944,037
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,160	3,300,709
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	2,545	2,658,905
7.10%, 11/15/27	3,365	3,528,279
8.00%, 11/01/31	11,365	12,712,251
American Express Co.
1.65%, 11/04/26	5,314	5,113,792
2.55%, 03/04/27	9,465	9,183,009
3.30%, 05/03/27	8,435	8,281,632
4.05%, 05/03/29	5,295	5,261,990
4.05%, 12/03/42	6,525	5,410,443
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	5,406	5,217,429
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	6,585	6,622,570
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	3,135	3,099,482
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	6,575	6,649,565
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	4,095	4,141,880
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	7,265	7,237,623
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	3,775	3,830,288
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	4,905	4,950,771
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	6,570	6,717,645
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	6,940	6,901,656
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	3,625	3,656,589
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(a)	4,395	4,425,160
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	5,985	6,185,236
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	1,060	1,072,887
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)	5,260	5,363,819
Security	Par (000)	Value
Diversified Financial Services (continued)
5.85%, 11/05/27	$7,625	$7,892,333
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	2,010	2,074,606
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	4,470	4,834,338
American Express Credit Corp., 3.30%, 05/03/27	2,662	2,616,101
Ameriprise Financial Inc.
2.88%, 09/15/26	3,343	3,281,844
4.50%, 05/13/32	2,905	2,843,504
5.15%, 05/15/33	2,775	2,799,499
5.20%, 04/15/35	2,325	2,306,084
5.70%, 12/15/28	3,050	3,177,944
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,252,675
Apollo Global Management Inc.
5.80%, 05/21/54	1,820	1,739,511
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	2,350	2,245,997
6.38%, 11/15/33	2,014	2,161,666
Ares Management Corp.
5.60%, 10/11/54	2,045	1,862,696
6.38%, 11/10/28	670	706,159
BGC Group Inc.
6.15%, 04/02/30(c)	1,255	1,255,058
6.60%, 06/10/29	1,640	1,685,071
8.00%, 05/25/28	1,715	1,821,833
Blue Owl Finance LLC
3.13%, 06/10/31	2,780	2,427,674
4.13%, 10/07/51	560	370,948
4.38%, 02/15/32	1,780	1,632,167
6.25%, 04/18/34	4,090	4,148,858
Brookfield Asset Management Ltd., 5.80%, 04/24/35	1,785	1,808,279
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,870	1,948,059
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	4,850	4,066,005
Brookfield Finance Inc.
2.72%, 04/15/31	2,885	2,565,341
3.50%, 03/30/51	2,946	1,931,078
3.63%, 02/15/52	2,197	1,468,077
3.90%, 01/25/28	6,571	6,455,154
4.25%, 06/02/26	3,159	3,146,137
4.35%, 04/15/30	4,614	4,503,999
4.70%, 09/20/47	4,466	3,678,744
4.85%, 03/29/29(b)	5,102	5,109,799
5.68%, 01/15/35	2,160	2,180,771
5.97%, 03/04/54	2,275	2,202,645
6.35%, 01/05/34	2,965	3,134,183
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,250	2,122,087
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	5,735	5,514,490
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	4,623	3,823,610
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	2,910	2,486,751
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	4,125	3,893,477
3.65%, 05/11/27	4,557	4,481,305

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 07/28/26	$6,712	$6,631,120
3.75%, 03/09/27	5,989	5,912,172
3.80%, 01/31/28	6,115	5,994,467
4.10%, 02/09/27	4,650	4,613,108
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	7,030	7,050,586
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	4,125	4,164,649
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	5,040	4,987,389
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	2,535	2,582,486
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	4,252	4,326,219
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(b)	4,045	4,148,151
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,630	5,693,615
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	4,675	4,736,093
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	4,570	4,685,710
6.18%, 01/30/36, (1-day SOFR + 2.036%)(a)	150	148,739
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	7,110	7,405,002
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,725	8,068,583
6.70%, 11/29/32	3,605	3,875,928
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,490	3,600,696
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	5,465	6,088,930
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	4,225	4,835,015
Cboe Global Markets Inc.
1.63%, 12/15/30	3,550	3,028,471
3.00%, 03/16/32	1,670	1,481,756
3.65%, 01/12/27	4,479	4,420,762
Charles Schwab Corp. (The)
1.65%, 03/11/31(b)	3,654	3,088,362
1.95%, 12/01/31	3,866	3,244,611
2.00%, 03/20/28	4,792	4,514,742
2.30%, 05/13/31	3,538	3,100,637
2.45%, 03/03/27	5,820	5,636,132
2.75%, 10/01/29	3,249	3,025,195
2.90%, 03/03/32	4,508	3,977,715
3.20%, 03/02/27	4,317	4,235,802
3.20%, 01/25/28	4,593	4,470,301
3.25%, 05/22/29	3,295	3,162,480
3.30%, 04/01/27	4,705	4,622,730
4.00%, 02/01/29	3,578	3,544,071
4.63%, 03/22/30(b)	3,078	3,111,317
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	2,460	2,547,353
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	5,220	5,440,547
5.88%, 08/24/26	4,313	4,382,321
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	4,885	5,188,977
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,560	4,820,240
Security	Par (000)	Value
Diversified Financial Services (continued)
CI Financial Corp.
3.20%, 12/17/30	$4,663	$4,068,896
4.10%, 06/15/51	750	519,096
CME Group Inc.
2.65%, 03/15/32	3,911	3,460,679
3.75%, 06/15/28	6,303	6,228,793
4.15%, 06/15/48(b)	3,538	2,900,538
4.40%, 03/15/30	2,095	2,092,912
5.30%, 09/15/43	3,409	3,343,519
Credit Suisse USA LLC, 7.13%, 07/15/32	2,881	3,221,700
Eaton Vance Corp., 3.50%, 04/06/27	3,519	3,463,955
Enact Holdings Inc., 6.25%, 05/28/29	2,570	2,640,772
Franklin Resources Inc.
1.60%, 10/30/30	3,927	3,346,793
2.95%, 08/12/51	1,780	1,058,129
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,498	5,322,923
2.10%, 06/15/30	6,287	5,596,001
2.65%, 09/15/40	4,618	3,287,553
3.00%, 06/15/50	6,652	4,224,788
3.00%, 09/15/60	4,830	2,853,285
3.10%, 09/15/27	4,705	4,583,318
3.63%, 09/01/28	990	965,745
3.75%, 09/21/28	3,727	3,651,290
4.00%, 09/15/27	6,295	6,244,688
4.25%, 09/21/48	6,150	4,944,587
4.35%, 06/15/29	7,210	7,192,467
4.60%, 03/15/33	6,440	6,328,981
4.95%, 06/15/52	5,482	4,831,864
5.20%, 06/15/62	4,515	4,081,193
5.25%, 06/15/31	3,080	3,175,964
Invesco Finance PLC, 5.38%, 11/30/43	1,899	1,749,890
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	1,195	1,153,295
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,575	3,904,793
2.75%, 10/15/32	4,185	3,463,476
4.15%, 01/23/30	4,470	4,313,460
4.85%, 01/15/27	4,438	4,458,496
5.88%, 07/21/28	5,015	5,151,159
6.20%, 04/14/34	4,760	4,856,103
6.25%, 01/15/36	3,003	3,057,103
6.45%, 06/08/27	2,336	2,416,150
6.50%, 01/20/43	2,009	2,022,437
Lazard Group LLC
3.63%, 03/01/27	2,736	2,677,352
4.38%, 03/11/29	3,537	3,463,363
4.50%, 09/19/28	2,428	2,402,686
6.00%, 03/15/31	1,905	1,970,343
Legg Mason Inc., 5.63%, 01/15/44	2,828	2,719,901
LPL Holdings Inc.
4.90%, 04/03/28	575	575,794
5.15%, 06/15/30	1,365	1,368,682
5.20%, 03/15/30	3,520	3,537,895
5.65%, 03/15/35	2,200	2,170,736
5.70%, 05/20/27	2,300	2,338,220
5.75%, 06/15/35	645	640,554
6.00%, 05/20/34	2,160	2,194,616
6.75%, 11/17/28	1,705	1,811,159
Marex Group PLC, 6.40%, 11/04/29	2,200	2,242,061

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
1.90%, 03/15/31	$4,380	$3,824,893
2.00%, 11/18/31	4,330	3,726,362
2.95%, 11/21/26	3,901	3,835,164
2.95%, 06/01/29	5,439	5,185,020
2.95%, 03/15/51	3,440	2,187,005
3.30%, 03/26/27	6,120	6,038,701
3.35%, 03/26/30	7,700	7,358,233
3.50%, 02/26/28	3,265	3,217,619
3.65%, 06/01/49	4,526	3,363,521
3.80%, 11/21/46	2,702	2,095,117
3.85%, 03/26/50	6,639	5,090,961
3.95%, 02/26/48	2,556	2,017,843
4.10%, 01/15/28	1,960	1,961,841
4.35%, 01/15/32	3,315	3,265,863
4.55%, 03/15/28	1,765	1,786,841
4.55%, 01/15/35	3,010	2,917,192
4.85%, 03/09/33	4,251	4,277,160
4.88%, 03/09/28	4,935	5,033,529
4.88%, 05/09/34	4,190	4,178,142
4.95%, 03/15/32	2,895	2,948,674
Nasdaq Inc.
1.65%, 01/15/31	4,206	3,581,264
2.50%, 12/21/40	3,860	2,600,676
3.25%, 04/28/50	4,558	2,971,067
3.85%, 06/30/26	5,861	5,825,983
3.95%, 03/07/52	1,347	971,594
5.35%, 06/28/28(b)	5,751	5,898,685
5.55%, 02/15/34	5,203	5,329,132
5.95%, 08/15/53	1,699	1,680,401
6.10%, 06/28/63	2,069	2,044,802
Nomura Holdings Inc.
1.65%, 07/14/26	6,095	5,889,257
2.17%, 07/14/28	5,422	5,023,916
2.33%, 01/22/27	6,468	6,220,554
2.61%, 07/14/31	4,505	3,912,432
2.68%, 07/16/30	4,760	4,263,205
2.71%, 01/22/29	3,310	3,066,835
3.00%, 01/22/32	3,445	2,998,906
3.10%, 01/16/30	5,225	4,826,414
5.39%, 07/06/27	2,395	2,421,893
5.59%, 07/02/27	3,045	3,090,894
5.61%, 07/06/29	2,680	2,745,871
5.78%, 07/03/34	4,135	4,214,632
5.84%, 01/18/28	3,655	3,748,024
6.07%, 07/12/28	3,210	3,333,631
6.09%, 07/12/33(b)	2,727	2,847,733
6.18%, 01/18/33	2,220	2,330,007
ORIX Corp.
2.25%, 03/09/31	3,225	2,797,902
3.70%, 07/18/27	3,253	3,193,571
4.00%, 04/13/32(b)	2,613	2,438,469
4.65%, 09/10/29	1,450	1,446,272
5.00%, 09/13/27(b)	1,913	1,928,874
5.20%, 09/13/32(b)	2,320	2,314,143
5.40%, 02/25/35	2,125	2,113,319
Radian Group Inc.
4.88%, 03/15/27	3,110	3,103,491
6.20%, 05/15/29	2,760	2,842,052
Raymond James Financial Inc.
3.75%, 04/01/51	3,795	2,694,441
Security	Par (000)	Value
Diversified Financial Services (continued)
4.65%, 04/01/30	$3,932	$3,962,494
4.95%, 07/15/46	3,609	3,173,504
Stifel Financial Corp., 4.00%, 05/15/30	2,477	2,352,678
Synchrony Financial
2.88%, 10/28/31	4,771	4,041,081
3.70%, 08/04/26	2,177	2,144,758
3.95%, 12/01/27	4,552	4,426,264
5.15%, 03/19/29	3,017	2,991,230
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)	520	517,645
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	2,780	2,818,544
TPG Operating Group II LP, 5.88%, 03/05/34	2,655	2,680,599
Visa Inc.
0.75%, 08/15/27	3,079	2,873,914
1.10%, 02/15/31	5,712	4,828,675
1.90%, 04/15/27	7,616	7,321,402
2.00%, 08/15/50	7,793	4,156,587
2.05%, 04/15/30	7,656	6,906,738
2.70%, 04/15/40	4,759	3,532,455
2.75%, 09/15/27	4,124	4,007,738
3.65%, 09/15/47	3,774	2,880,578
4.15%, 12/14/35	8,674	8,161,854
4.30%, 12/14/45	15,709	13,401,011
Voya Financial Inc.
3.65%, 06/15/26	3,012	2,983,222
4.70%, 01/23/48(a)	1,479	1,396,187
4.80%, 06/15/46	2,039	1,707,685
5.00%, 09/20/34	1,940	1,848,236
5.70%, 07/15/43	2,383	2,252,038
Western Union Co. (The)
2.75%, 03/15/31	2,270	1,969,840
6.20%, 11/17/36(b)	2,647	2,673,099
		1,074,294,039
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	2,075	1,353,655
3.80%, 10/01/47(b)	1,611	1,141,291
3.95%, 06/01/28	2,262	2,214,685
4.70%, 05/15/32	2,410	2,333,633
5.25%, 05/15/52	2,290	1,994,896
5.40%, 06/01/33	1,980	1,973,646
5.45%, 05/15/29	1,820	1,863,496
5.70%, 05/15/34	1,720	1,725,355
Series G, 4.15%, 05/01/49	1,556	1,136,186
Series H, 3.45%, 01/15/50	2,257	1,488,384
Series I, 2.10%, 07/01/30	3,285	2,873,844
AEP Transmission Co. LLC
3.10%, 12/01/26	2,718	2,662,716
3.15%, 09/15/49	739	476,632
3.75%, 12/01/47	2,525	1,859,851
3.80%, 06/15/49	1,876	1,339,629
4.00%, 12/01/46	1,740	1,343,260
4.25%, 09/15/48	1,772	1,386,446
4.50%, 06/15/52	1,940	1,575,493
5.15%, 04/01/34	1,635	1,621,969
5.38%, 06/15/35	380	381,635
5.40%, 03/15/53	2,610	2,432,880
Series M, 3.65%, 04/01/50	2,660	1,898,693
Series N, 2.75%, 08/15/51	1,884	1,108,414

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
AES Corp. (The)
2.45%, 01/15/31	$6,060	$5,184,098
5.45%, 06/01/28	4,370	4,427,090
5.80%, 03/15/32	90	89,248
Alabama Power Co.
3.00%, 03/15/52	3,520	2,202,176
3.05%, 03/15/32	1,020	916,705
3.13%, 07/15/51	2,845	1,814,704
3.45%, 10/01/49	2,858	1,971,753
3.75%, 09/01/27	2,440	2,416,313
3.75%, 03/01/45	3,358	2,556,922
3.85%, 12/01/42	1,487	1,162,175
3.94%, 09/01/32	2,740	2,580,506
4.15%, 08/15/44	2,040	1,639,114
4.30%, 01/02/46	1,852	1,509,628
5.10%, 04/02/35	1,805	1,792,389
5.85%, 11/15/33	1,615	1,698,684
6.00%, 03/01/39	754	796,844
6.13%, 05/15/38	1,285	1,362,495
Series 20-A, 1.45%, 09/15/30	3,214	2,757,417
Series A, 4.30%, 07/15/48	2,396	1,930,538
Series B, 3.70%, 12/01/47	2,626	1,934,511
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	1,110	1,115,862
Ameren Corp.
1.75%, 03/15/28	2,511	2,327,012
1.95%, 03/15/27	3,075	2,944,126
3.50%, 01/15/31	3,555	3,316,400
5.00%, 01/15/29	3,309	3,347,796
5.38%, 03/15/35	1,770	1,752,507
5.70%, 12/01/26	3,570	3,626,299
Ameren Illinois Co.
1.55%, 11/15/30	1,767	1,512,856
2.90%, 06/15/51	2,219	1,347,532
3.25%, 03/15/50	1,572	1,032,863
3.70%, 12/01/47	2,761	2,025,448
3.80%, 05/15/28	2,382	2,355,481
3.85%, 09/01/32	2,215	2,061,803
4.15%, 03/15/46	2,446	1,959,841
4.50%, 03/15/49	2,419	1,990,219
4.95%, 06/01/33	2,180	2,169,286
5.55%, 07/01/54	2,835	2,695,388
5.63%, 03/01/55	1,510	1,455,673
5.90%, 12/01/52	1,775	1,776,490
American Electric Power Co. Inc.
2.30%, 03/01/30	2,531	2,264,806
3.20%, 11/13/27	2,993	2,906,758
3.25%, 03/01/50	1,597	1,007,749
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	3,330	3,172,615
5.20%, 01/15/29	5,045	5,142,919
5.63%, 03/01/33	3,101	3,177,358
5.75%, 11/01/27	2,990	3,077,079
5.95%, 11/01/32	2,214	2,309,358
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	2,450	2,507,147
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	1,380	1,418,036
Series J, 4.30%, 12/01/28	3,335	3,304,767
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,225,216
4.45%, 06/01/45	1,778	1,403,842
4.50%, 08/01/32	2,625	2,517,395
5.65%, 04/01/34	1,790	1,806,779
Security	Par (000)	Value
Electric (continued)
7.00%, 04/01/38	$1,865	$2,042,000
Series AA, 2.70%, 04/01/31	1,452	1,284,145
Series X, 3.30%, 06/01/27	2,179	2,127,740
Series Y, 4.50%, 03/01/49	1,950	1,516,561
Series Z, 3.70%, 05/01/50	2,510	1,697,680
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,666,143
2.60%, 08/15/29	2,505	2,308,970
2.65%, 09/15/50	2,051	1,166,526
2.95%, 09/15/27	2,124	2,046,530
3.35%, 05/15/50(b)	2,672	1,749,376
3.50%, 12/01/49	1,763	1,173,580
3.75%, 05/15/46	1,786	1,292,955
4.20%, 08/15/48	1,523	1,144,468
4.25%, 03/01/49	1,975	1,484,554
4.35%, 11/15/45	2,422	1,923,776
4.50%, 04/01/42	2,215	1,834,402
5.05%, 09/01/41	1,825	1,636,656
5.55%, 08/01/33	2,065	2,080,618
5.70%, 08/15/34	2,170	2,200,654
6.35%, 12/15/32	1,765	1,869,571
Atlantic City Electric Co.
2.30%, 03/15/31	1,849	1,615,978
4.00%, 10/15/28	2,447	2,421,936
Avangrid Inc., 3.80%, 06/01/29	4,318	4,167,791
Avista Corp.
4.00%, 04/01/52	2,985	2,121,659
4.35%, 06/01/48	2,320	1,826,667
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,425	3,002,710
2.40%, 08/15/26	2,033	1,986,128
2.90%, 06/15/50	1,725	1,051,329
3.20%, 09/15/49	1,950	1,273,816
3.50%, 08/15/46	2,480	1,764,281
3.75%, 08/15/47	1,789	1,307,975
4.25%, 09/15/48	1,694	1,339,326
4.55%, 06/01/52	2,352	1,912,271
5.30%, 06/01/34	1,495	1,507,411
5.40%, 06/01/53	2,825	2,606,962
5.45%, 06/01/35	4,200	4,232,818
5.65%, 06/01/54	1,680	1,615,586
6.35%, 10/01/36	1,280	1,370,119
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,711	2,275,509
2.85%, 05/15/51(b)	6,845	4,046,055
3.25%, 04/15/28	3,477	3,383,130
3.70%, 07/15/30	5,030	4,840,265
3.80%, 07/15/48	3,571	2,607,883
4.25%, 10/15/50	3,687	2,835,628
4.45%, 01/15/49	4,576	3,670,747
4.50%, 02/01/45	3,004	2,510,351
4.60%, 05/01/53	4,475	3,628,287
5.15%, 11/15/43	3,318	3,050,416
5.95%, 05/15/37	2,448	2,555,019
6.13%, 04/01/36	6,588	6,938,467
Black Hills Corp.
2.50%, 06/15/30	1,797	1,598,463
3.05%, 10/15/29	2,722	2,529,213
3.15%, 01/15/27	2,954	2,881,091
3.88%, 10/15/49	2,514	1,776,783
4.20%, 09/15/46	970	752,037

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.35%, 05/01/33	$1,615	$1,500,662
5.95%, 03/15/28	3,040	3,141,692
6.00%, 01/15/35	1,990	2,029,159
6.15%, 05/15/34	1,365	1,404,866
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,125	1,606,104
3.60%, 03/01/52	1,500	1,050,597
3.95%, 03/01/48	2,638	1,989,130
4.50%, 04/01/44	2,703	2,293,941
4.80%, 03/15/30	2,125	2,145,401
4.95%, 04/01/33	2,165	2,143,936
5.05%, 03/01/35	1,675	1,649,019
5.15%, 03/01/34	1,140	1,132,349
5.20%, 10/01/28	2,375	2,431,480
5.30%, 04/01/53	870	795,364
Series AA, 3.00%, 02/01/27	1,980	1,933,526
Series AC, 4.25%, 02/01/49	2,447	1,924,665
Series AD, 2.90%, 07/01/50	2,570	1,586,834
Series AE, 2.35%, 04/01/31	1,775	1,561,358
Series AF, 3.35%, 04/01/51	2,110	1,427,711
Series AG, 3.00%, 03/01/32	1,235	1,095,790
Series ai., 4.45%, 10/01/32	2,825	2,731,895
Series AJ, 4.85%, 10/01/52	2,210	1,905,799
Series K2, 6.95%, 03/15/33	675	749,540
Series Z, 2.40%, 09/01/26	2,278	2,218,780
CenterPoint Energy Inc.
1.45%, 06/01/26	2,790	2,704,780
2.65%, 06/01/31	1,630	1,426,603
2.95%, 03/01/30	3,278	3,028,613
5.40%, 06/01/29	2,815	2,894,238
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)	1,400	1,401,232
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	2,290	2,354,023
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(b)	1,340	1,364,013
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	1,909	1,564,205
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,279	1,306,386
CMS Energy Corp.
3.45%, 08/15/27	2,498	2,441,706
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,650	1,444,376
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	2,830	2,672,767
4.88%, 03/01/44	1,495	1,295,967
6.50%, 06/01/55, (5-year CMT + 1.961%)(a)	70	69,092
Commonwealth Edison Co.
2.20%, 03/01/30	1,955	1,762,139
2.55%, 06/15/26	2,660	2,608,442
3.00%, 03/01/50	2,630	1,644,000
3.15%, 03/15/32	1,155	1,031,913
3.65%, 06/15/46	3,334	2,444,004
3.70%, 08/15/28	3,875	3,809,620
3.70%, 03/01/45	1,780	1,334,574
3.80%, 10/01/42	1,074	832,307
4.00%, 03/01/48	3,670	2,797,014
4.00%, 03/01/49	1,981	1,490,594
4.35%, 11/15/45	2,111	1,729,617
4.60%, 08/15/43	1,335	1,142,408
4.70%, 01/15/44	1,575	1,370,953
4.90%, 02/01/33	1,165	1,157,263
5.30%, 06/01/34	1,135	1,145,837
Security	Par (000)	Value
Electric (continued)
5.30%, 02/01/53	$2,050	$1,872,140
5.65%, 06/01/54	1,235	1,187,900
5.90%, 03/15/36	2,064	2,154,525
5.95%, 06/01/55	2,570	2,576,819
6.45%, 01/15/38	2,082	2,253,924
Series 122, 2.95%, 08/15/27	3,067	2,978,747
Series 123, 3.75%, 08/15/47	3,090	2,270,986
Series 127, 3.20%, 11/15/49	1,648	1,066,863
Series 130, 3.13%, 03/15/51	3,150	2,007,793
Series 131, 2.75%, 09/01/51	2,130	1,237,383
Series 133, 3.85%, 03/15/52	1,870	1,350,664
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,571	2,727,204
4.30%, 04/15/44	2,460	2,027,826
4.65%, 01/01/29	1,535	1,544,421
4.90%, 07/01/33	1,315	1,295,975
4.95%, 01/15/30	2,020	2,050,773
4.95%, 08/15/34	1,535	1,505,801
5.25%, 01/15/53	2,450	2,243,579
Series A, 2.05%, 07/01/31	2,030	1,746,175
Series A, 3.20%, 03/15/27	2,988	2,936,502
Series A, 4.15%, 06/01/45	755	603,879
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,296,155
3.20%, 12/01/51	1,920	1,232,439
3.60%, 06/15/61	3,698	2,429,467
3.70%, 11/15/59	3,043	2,034,544
3.80%, 05/15/28(b)	3,211	3,161,630
3.85%, 06/15/46	3,369	2,522,464
3.95%, 03/01/43	2,901	2,287,547
4.45%, 03/15/44	3,938	3,315,635
4.50%, 12/01/45	3,367	2,804,648
4.50%, 05/15/58	3,214	2,503,125
4.63%, 12/01/54	2,977	2,423,875
5.20%, 03/01/33	2,130	2,152,610
5.38%, 05/15/34	1,700	1,729,224
5.50%, 03/15/34	2,921	2,999,182
5.70%, 06/15/40	1,997	1,998,320
5.70%, 05/15/54	2,850	2,766,278
5.90%, 11/15/53	3,280	3,260,468
6.15%, 11/15/52	3,670	3,763,713
Series 05-A, 5.30%, 03/01/35	1,140	1,147,770
Series 06-A, 5.85%, 03/15/36	2,737	2,831,670
Series 06-B, 6.20%, 06/15/36	1,012	1,070,332
Series 07-A, 6.30%, 08/15/37	1,503	1,601,460
Series 08-B, 6.75%, 04/01/38	2,043	2,275,143
Series 09-C, 5.50%, 12/01/39	2,851	2,826,198
Series 12-A, 4.20%, 03/15/42	2,023	1,656,439
Series 2017, 3.88%, 06/15/47	3,067	2,292,327
Series 20A, 3.35%, 04/01/30	3,604	3,433,443
Series 20B, 3.95%, 04/01/50	4,874	3,686,046
Series A, 4.13%, 05/15/49	3,297	2,530,966
Series B, 3.13%, 11/15/27	1,313	1,277,184
Series C, 3.00%, 12/01/60	2,428	1,369,576
Series C, 4.00%, 11/15/57	1,505	1,061,990
Series C, 4.30%, 12/01/56	2,359	1,789,841
Series D, 4.00%, 12/01/28	3,057	3,024,808
Series E, 4.65%, 12/01/48	3,344	2,788,165
Constellation Energy Generation LLC
5.60%, 03/01/28	3,675	3,787,348
5.60%, 06/15/42	3,893	3,731,555

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 10/01/41	$3,121	$3,032,452
5.75%, 03/15/54	3,935	3,746,802
5.80%, 03/01/33	2,700	2,806,282
6.13%, 01/15/34	2,200	2,323,915
6.25%, 10/01/39	2,832	2,942,061
6.50%, 10/01/53	3,805	3,990,518
Consumers Energy Co.
2.50%, 05/01/60	2,245	1,194,850
2.65%, 08/15/52	1,357	811,502
3.10%, 08/15/50	3,085	2,017,173
3.25%, 08/15/46	2,328	1,666,053
3.50%, 08/01/51	2,786	1,997,704
3.60%, 08/15/32	1,490	1,361,071
3.75%, 02/15/50	1,861	1,372,071
3.80%, 11/15/28	906	890,111
3.95%, 05/15/43	1,591	1,266,204
3.95%, 07/15/47	1,743	1,341,825
4.05%, 05/15/48	2,622	2,047,724
4.20%, 09/01/52	2,360	1,871,174
4.35%, 04/15/49	2,551	2,100,187
4.50%, 01/15/31	2,295	2,281,268
4.60%, 05/30/29	3,450	3,469,533
4.63%, 05/15/33	4,965	4,831,107
4.65%, 03/01/28	2,795	2,820,837
4.70%, 01/15/30	1,495	1,506,647
4.90%, 02/15/29	2,960	3,004,658
5.05%, 05/15/35	850	844,716
Dayton Power & Light Co. (The), 3.95%, 06/15/49	2,950	2,120,091
Delmarva Power & Light Co., 4.15%, 05/15/45	1,799	1,436,943
Dominion Energy Inc.
4.25%, 06/01/28	2,952	2,933,361
4.35%, 08/15/32	1,640	1,547,263
4.60%, 05/15/28	2,395	2,401,070
4.70%, 12/01/44	2,110	1,760,619
4.85%, 08/15/52	2,755	2,265,594
5.00%, 06/15/30	2,480	2,504,799
5.38%, 11/15/32	3,870	3,916,829
5.45%, 03/15/35	2,570	2,540,191
6.63%, 05/15/55, (5-year CMT + 2.207%)(a)	660	660,495
7.00%, 06/15/38	1,345	1,491,720
Series A, 4.60%, 03/15/49	1,805	1,430,074
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	340	351,804
Series B, 3.30%, 04/15/41	2,300	1,650,041
Series B, 3.60%, 03/15/27	1,925	1,896,253
Series B, 5.95%, 06/15/35	2,307	2,385,087
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	4,050	4,271,130
Series C, 2.25%, 08/15/31	3,003	2,575,029
Series C, 3.38%, 04/01/30	6,529	6,129,472
Series C, 4.05%, 09/15/42	1,655	1,273,928
Series C, 4.90%, 08/01/41	2,360	2,060,231
Series D, 2.85%, 08/15/26	2,248	2,200,048
Series E, 6.30%, 03/15/33	1,735	1,828,214
Series F, 5.25%, 08/01/33	2,285	2,259,373
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,915	1,651,682
5.10%, 06/01/65	2,170	1,855,499
5.30%, 05/15/33	1,535	1,550,901
5.45%, 02/01/41	1,235	1,184,877
Security	Par (000)	Value
Electric (continued)
6.05%, 01/15/38	$2,195	$2,282,670
6.25%, 10/15/53	2,020	2,117,074
6.63%, 02/01/32	625	682,011
Series 2025, 5.30%, 01/15/35	1,185	1,189,644
Series A, 2.30%, 12/01/31	2,330	2,010,116
DTE Electric Co.
2.25%, 03/01/30	2,767	2,502,338
2.95%, 03/01/50	2,752	1,746,997
3.70%, 03/15/45	2,560	1,934,454
3.70%, 06/01/46	1,510	1,120,217
3.75%, 08/15/47(b)	2,307	1,713,851
3.95%, 03/01/49	3,004	2,299,552
4.25%, 05/14/27	560	559,385
4.30%, 07/01/44	1,706	1,404,390
4.85%, 12/01/26	2,880	2,909,637
5.20%, 04/01/33	2,655	2,688,550
5.20%, 03/01/34	2,215	2,223,802
5.25%, 05/15/35	2,125	2,125,357
5.40%, 04/01/53	2,665	2,521,495
5.85%, 05/15/55	1,035	1,033,094
Series A, 1.90%, 04/01/28	3,545	3,325,980
Series A, 3.00%, 03/01/32	2,385	2,133,748
Series A, 4.00%, 04/01/43	1,927	1,540,094
Series A, 4.05%, 05/15/48	2,456	1,925,406
Series B, 3.25%, 04/01/51	2,596	1,729,832
Series B, 3.65%, 03/01/52	1,835	1,309,826
Series C, 2.63%, 03/01/31	2,500	2,245,785
DTE Energy Co.
2.85%, 10/01/26	4,125	4,033,107
2.95%, 03/01/30	1,653	1,520,953
4.88%, 06/01/28	4,195	4,230,961
4.95%, 07/01/27	4,285	4,320,122
5.10%, 03/01/29	5,570	5,647,165
5.20%, 04/01/30	4,250	4,324,568
5.85%, 06/01/34	3,665	3,772,007
Series C, 3.40%, 06/15/29	2,435	2,315,994
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,299,898
2.45%, 02/01/30	2,415	2,207,218
2.55%, 04/15/31	2,738	2,439,174
2.85%, 03/15/32	2,510	2,219,053
2.95%, 12/01/26	2,897	2,842,438
3.20%, 08/15/49	3,105	2,031,351
3.45%, 04/15/51	2,585	1,750,906
3.55%, 03/15/52	2,520	1,750,054
3.70%, 12/01/47	2,317	1,685,097
3.75%, 06/01/45	2,404	1,817,578
3.88%, 03/15/46	2,840	2,158,574
3.95%, 11/15/28	3,761	3,721,299
3.95%, 03/15/48	2,225	1,681,840
4.00%, 09/30/42	1,854	1,487,490
4.25%, 12/15/41	2,009	1,671,312
4.85%, 03/15/30	1,075	1,093,252
4.85%, 01/15/34	2,595	2,544,957
4.95%, 01/15/33	4,250	4,252,895
5.25%, 03/15/35	1,825	1,833,271
5.30%, 02/15/40	3,535	3,463,908
5.35%, 01/15/53	2,155	1,994,684
5.40%, 01/15/54	4,119	3,840,749
6.00%, 01/15/38	1,442	1,498,842
6.05%, 04/15/38	1,955	2,044,263

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.10%, 06/01/37	$2,320	$2,427,490
6.45%, 10/15/32	1,740	1,883,200
Series A, 6.00%, 12/01/28	1,804	1,888,459
Duke Energy Corp.
2.45%, 06/01/30	3,470	3,118,430
2.55%, 06/15/31	3,285	2,883,216
2.65%, 09/01/26	4,784	4,681,375
3.15%, 08/15/27	3,983	3,878,743
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,487	2,369,260
3.30%, 06/15/41	3,758	2,735,044
3.40%, 06/15/29	2,687	2,566,019
3.50%, 06/15/51	3,670	2,424,601
3.75%, 09/01/46	6,557	4,711,942
3.95%, 08/15/47	2,420	1,761,630
4.20%, 06/15/49	2,840	2,144,649
4.30%, 03/15/28	4,460	4,449,354
4.50%, 08/15/32(b)	5,160	4,964,146
4.80%, 12/15/45	3,044	2,560,002
4.85%, 01/05/27	2,205	2,220,054
4.85%, 01/05/29	2,265	2,288,531
5.00%, 12/08/27	2,810	2,843,310
5.00%, 08/15/52	4,785	4,051,034
5.45%, 06/15/34(b)	2,980	3,008,233
5.75%, 09/15/33	2,970	3,079,028
5.80%, 06/15/54	2,900	2,748,094
6.10%, 09/15/53	3,165	3,138,223
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	600	607,652
Duke Energy Florida LLC
1.75%, 06/15/30	2,790	2,434,916
2.40%, 12/15/31	3,495	3,040,164
2.50%, 12/01/29	3,323	3,064,212
3.00%, 12/15/51	2,122	1,302,080
3.20%, 01/15/27	4,772	4,688,544
3.40%, 10/01/46	3,213	2,237,655
3.80%, 07/15/28	2,880	2,834,815
3.85%, 11/15/42	2,111	1,639,395
4.20%, 07/15/48	2,115	1,649,213
5.65%, 04/01/40	1,856	1,860,303
5.88%, 11/15/33	2,325	2,438,426
5.95%, 11/15/52	2,195	2,189,836
6.20%, 11/15/53	2,580	2,661,153
6.35%, 09/15/37	1,811	1,949,400
6.40%, 06/15/38	4,615	4,969,200
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	705	633,834
Series 2035, 3.11%, 09/01/38(b)	1,165	971,691
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,848,421
3.75%, 05/15/46	1,734	1,277,483
5.25%, 03/01/34	1,540	1,545,524
5.40%, 04/01/53	2,210	2,041,655
5.90%, 05/15/55	1,375	1,362,987
6.12%, 10/15/35	1,409	1,478,897
6.35%, 08/15/38	1,503	1,606,950
6.45%, 04/01/39	2,073	2,229,752
Series WWW, 4.90%, 07/15/43	1,519	1,343,579
Series YYY, 3.25%, 10/01/49	2,740	1,791,532
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,128	1,898,366
3.65%, 02/01/29	2,311	2,257,769
3.70%, 06/15/46	1,922	1,391,308
Security	Par (000)	Value
Electric (continued)
4.30%, 02/01/49	$2,057	$1,599,000
5.25%, 04/01/33	2,050	2,076,157
5.55%, 03/15/54	1,750	1,639,302
5.65%, 04/01/53	1,565	1,487,789
Duke Energy Progress LLC
2.00%, 08/15/31	3,325	2,844,749
2.50%, 08/15/50	3,335	1,879,620
2.90%, 08/15/51	2,229	1,343,195
3.40%, 04/01/32	2,480	2,267,638
3.45%, 03/15/29	3,132	3,029,659
3.60%, 09/15/47	2,756	1,955,456
3.70%, 09/01/28	3,131	3,075,682
3.70%, 10/15/46	2,604	1,902,823
4.00%, 04/01/52	1,470	1,093,697
4.10%, 05/15/42	1,200	974,199
4.10%, 03/15/43	1,819	1,468,663
4.15%, 12/01/44	2,699	2,144,351
4.20%, 08/15/45	1,634	1,321,483
4.35%, 03/06/27(b)	630	632,020
4.38%, 03/30/44	2,217	1,833,692
5.05%, 03/15/35	1,915	1,891,502
5.10%, 03/15/34	2,700	2,689,470
5.25%, 03/15/33	2,385	2,425,644
5.35%, 03/15/53	2,435	2,242,891
5.55%, 03/15/55	1,875	1,785,697
6.30%, 04/01/38	1,620	1,718,660
Edison International
4.13%, 03/15/28	3,025	2,909,370
5.25%, 11/15/28	2,825	2,782,632
5.25%, 03/15/32(b)	1,260	1,193,396
5.45%, 06/15/29	2,400	2,368,061
5.75%, 06/15/27(b)	3,428	3,448,620
6.25%, 03/15/30(b)	260	263,416
6.95%, 11/15/29(b)	2,735	2,837,306
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,094,570
6.00%, 05/15/35	729	741,882
Emera U.S. Finance LP
2.64%, 06/15/31	2,810	2,421,746
3.55%, 06/15/26	4,350	4,292,790
4.75%, 06/15/46	5,951	4,805,698
Enel Americas SA, 4.00%, 10/25/26	3,468	3,439,816
Enel Chile SA, 4.88%, 06/12/28	4,172	4,149,971
Entergy Arkansas LLC
2.65%, 06/15/51(b)	3,043	1,732,260
3.35%, 06/15/52	2,040	1,322,646
4.00%, 06/01/28	1,530	1,517,457
4.20%, 04/01/49	2,694	2,084,313
5.15%, 01/15/33	2,015	2,029,668
5.30%, 09/15/33	1,465	1,480,046
5.45%, 06/01/34	2,600	2,634,191
5.75%, 06/01/54	1,475	1,422,070
Entergy Corp.
1.90%, 06/15/28	2,970	2,753,854
2.40%, 06/15/31	2,990	2,603,373
2.80%, 06/15/30	2,712	2,465,927
2.95%, 09/01/26	3,962	3,884,359
3.75%, 06/15/50	2,844	1,967,434
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	1,400	1,433,365
Entergy Louisiana LLC
1.60%, 12/15/30(b)	1,533	1,305,594

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.35%, 06/15/32	$1,540	$1,306,014
2.40%, 10/01/26	2,661	2,595,409
2.90%, 03/15/51	3,290	1,985,881
3.05%, 06/01/31	1,605	1,465,047
3.10%, 06/15/41	831	592,974
3.12%, 09/01/27	2,325	2,259,657
3.25%, 04/01/28	3,029	2,943,097
4.00%, 03/15/33	3,262	3,029,193
4.20%, 09/01/48	4,101	3,181,422
4.20%, 04/01/50	2,631	2,020,930
4.75%, 09/15/52	2,230	1,866,683
4.95%, 01/15/45	2,660	2,300,649
5.15%, 09/15/34	3,460	3,423,913
5.35%, 03/15/34	2,070	2,076,460
5.70%, 03/15/54	3,285	3,138,450
5.80%, 03/15/55	1,675	1,620,635
Entergy Mississippi LLC
2.85%, 06/01/28	3,113	2,980,481
3.50%, 06/01/51	1,355	906,941
3.85%, 06/01/49	2,244	1,619,980
5.00%, 09/01/33	1,280	1,261,420
5.80%, 04/15/55	1,500	1,451,724
5.85%, 06/01/54	1,760	1,709,858
Entergy Texas Inc.
1.75%, 03/15/31	2,655	2,258,981
3.55%, 09/30/49	2,515	1,719,634
4.00%, 03/30/29	1,612	1,588,106
4.50%, 03/30/39	895	796,110
5.00%, 09/15/52	1,860	1,588,609
5.25%, 04/15/35	2,125	2,120,256
5.55%, 09/15/54	1,805	1,673,770
5.80%, 09/01/53	1,530	1,471,450
Evergy Inc.
2.90%, 09/15/29	5,002	4,661,054
6.65%, 06/01/55, (5-year CMT + 2.558%)(a)	850	842,858
Evergy Kansas Central Inc.
2.55%, 07/01/26	1,980	1,941,946
3.10%, 04/01/27	2,335	2,282,936
3.25%, 09/01/49	2,438	1,573,944
3.45%, 04/15/50	2,075	1,394,681
4.10%, 04/01/43	2,330	1,855,852
4.13%, 03/01/42	2,572	2,095,413
4.25%, 12/01/45	1,349	1,077,961
4.70%, 03/13/28	370	372,357
5.25%, 03/15/35	1,050	1,044,003
5.70%, 03/15/53	1,355	1,293,250
5.90%, 11/15/33	1,368	1,428,402
Evergy Metro Inc.
4.20%, 06/15/47	2,185	1,710,978
4.20%, 03/15/48	1,504	1,168,839
4.95%, 04/15/33	1,310	1,286,834
5.30%, 10/01/41	2,011	1,891,563
5.40%, 04/01/34	1,445	1,450,302
Series 2019, 4.13%, 04/01/49	1,843	1,399,094
Series 2020, 2.25%, 06/01/30	2,563	2,283,450
Eversource Energy
2.55%, 03/15/31	1,680	1,474,423
2.90%, 03/01/27	1,280	1,244,803
3.38%, 03/01/32	2,926	2,618,969
3.45%, 01/15/50	3,125	2,110,241
4.60%, 07/01/27	4,033	4,038,112
Security	Par (000)	Value
Electric (continued)
5.00%, 01/01/27	$2,245	$2,256,011
5.13%, 05/15/33	3,250	3,189,965
5.45%, 03/01/28	5,850	5,978,199
5.50%, 01/01/34	2,920	2,914,392
5.85%, 04/15/31	3,125	3,256,591
5.95%, 02/01/29	4,240	4,405,561
5.95%, 07/15/34	3,075	3,167,483
Series M, 3.30%, 01/15/28	1,926	1,863,118
Series O, 4.25%, 04/01/29(b)	3,136	3,084,093
Series R, 1.65%, 08/15/30	2,831	2,422,635
Series U, 1.40%, 08/15/26	1,790	1,719,726
Exelon Corp.
2.75%, 03/15/27	3,316	3,218,780
3.35%, 03/15/32	1,265	1,148,506
4.05%, 04/15/30	5,675	5,531,612
4.10%, 03/15/52	3,055	2,266,409
4.45%, 04/15/46	3,023	2,430,583
4.70%, 04/15/50	3,047	2,479,523
4.95%, 06/15/35	1,734	1,656,267
5.10%, 06/15/45	2,785	2,455,409
5.13%, 03/15/31	2,125	2,152,988
5.15%, 03/15/28	3,980	4,049,508
5.15%, 03/15/29	1,915	1,951,417
5.30%, 03/15/33	3,765	3,809,166
5.45%, 03/15/34	3,020	3,051,636
5.60%, 03/15/53	4,635	4,312,614
5.63%, 06/15/35	2,579	2,601,454
5.88%, 03/15/55	2,135	2,061,215
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)	510	508,116
FirstEnergy Corp.
2.65%, 03/01/30	4,355	3,955,590
Series B, 2.25%, 09/01/30	1,180	1,034,153
Series B, 3.90%, 07/15/27	3,620	3,565,596
Series C, 3.40%, 03/01/50	2,570	1,679,631
Series C, 4.85%, 07/15/47	2,460	2,025,332
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,395	1,381,226
5.00%, 01/15/35	1,285	1,252,830
Florida Power & Light Co.
2.45%, 02/03/32	6,193	5,397,388
2.88%, 12/04/51	5,202	3,193,573
3.15%, 10/01/49	3,209	2,103,978
3.70%, 12/01/47	3,517	2,598,362
3.80%, 12/15/42	2,026	1,606,508
3.95%, 03/01/48	4,752	3,673,540
3.99%, 03/01/49	2,705	2,077,444
4.05%, 06/01/42	2,780	2,292,094
4.05%, 10/01/44	2,448	1,970,717
4.13%, 02/01/42	2,883	2,397,950
4.13%, 06/01/48	2,391	1,887,867
4.40%, 05/15/28	3,025	3,038,123
4.63%, 05/15/30	3,330	3,353,685
4.80%, 05/15/33	3,055	3,023,250
4.95%, 06/01/35	1,174	1,163,359
5.00%, 08/01/34	370	366,608
5.05%, 04/01/28	5,040	5,150,083
5.10%, 04/01/33	3,720	3,755,804
5.15%, 06/15/29	3,985	4,105,522
5.25%, 02/01/41	1,929	1,864,451
5.30%, 06/15/34	4,490	4,564,708
5.30%, 04/01/53	3,375	3,140,870

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.60%, 06/15/54	$3,830	$3,718,225
5.63%, 04/01/34	2,065	2,150,935
5.65%, 02/01/37	1,645	1,694,587
5.69%, 03/01/40	2,418	2,461,519
5.70%, 03/15/55	2,870	2,827,290
5.80%, 03/15/65	995	977,529
5.95%, 02/01/38	2,533	2,671,626
5.96%, 04/01/39	1,440	1,506,696
Series A, 3.30%, 05/30/27	3,956	3,880,423
Fortis Inc./Canada, 3.06%, 10/04/26	6,075	5,953,410
Georgia Power Co.
3.25%, 03/30/27	3,140	3,083,903
4.30%, 03/15/42	4,728	3,966,505
4.30%, 03/15/43	1,857	1,537,008
4.55%, 03/15/30	3,165	3,171,043
4.65%, 05/16/28	4,400	4,440,250
4.70%, 05/15/32	2,170	2,145,648
4.85%, 03/15/31	2,550	2,581,892
4.95%, 05/17/33	4,790	4,754,223
5.00%, 02/23/27	1,725	1,747,862
5.13%, 05/15/52	3,670	3,333,327
5.20%, 03/15/35	2,550	2,539,865
5.25%, 03/15/34	3,580	3,599,804
Series 10-C, 4.75%, 09/01/40	2,654	2,418,548
Series A, 3.25%, 03/15/51	3,490	2,308,805
Series B, 2.65%, 09/15/29(b)	3,557	3,309,614
Series B, 3.70%, 01/30/50	2,483	1,790,515
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,929,471
Idaho Power Co.
5.20%, 08/15/34	1,560	1,556,264
5.50%, 03/15/53	1,810	1,664,958
5.70%, 03/15/55	1,695	1,610,994
5.80%, 04/01/54	940	909,861
Series K, 4.20%, 03/01/48	2,291	1,796,530
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,445,901
3.85%, 05/15/28	2,109	2,071,000
4.25%, 08/15/48	1,835	1,424,243
5.63%, 04/01/53	1,930	1,831,466
6.05%, 03/15/37	655	690,491
Series K, 4.55%, 03/15/46	1,893	1,561,591
Series L, 3.75%, 07/01/47	1,608	1,162,520
Interstate Power & Light Co.
2.30%, 06/01/30	1,342	1,200,770
3.10%, 11/30/51	1,745	1,075,444
3.50%, 09/30/49	1,669	1,141,512
3.60%, 04/01/29	2,517	2,424,612
3.70%, 09/15/46	2,533	1,818,707
4.10%, 09/26/28	3,776	3,723,648
4.95%, 09/30/34	875	844,702
5.45%, 09/30/54	1,315	1,210,203
5.60%, 06/29/35	2,525	2,541,549
5.70%, 10/15/33	1,470	1,500,462
6.25%, 07/15/39	1,040	1,085,045
IPALCO Enterprises Inc.
4.25%, 05/01/30	2,775	2,634,662
5.75%, 04/01/34	2,535	2,502,909
ITC Holdings Corp.
3.25%, 06/30/26	3,140	3,088,957
3.35%, 11/15/27	1,945	1,890,793
5.30%, 07/01/43	1,846	1,653,793
Security	Par (000)	Value
Electric (continued)
Jersey Central Power & Light Co., 5.10%, 01/15/35	$850	$832,252
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	502	471,006
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	437	409,434
Kentucky Utilities Co.
3.30%, 06/01/50	2,550	1,673,266
4.38%, 10/01/45	2,466	1,998,097
5.13%, 11/01/40	3,544	3,308,690
5.45%, 04/15/33	1,790	1,824,265
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,715	1,324,480
5.45%, 04/15/33	1,900	1,936,308
MidAmerican Energy Co.
2.70%, 08/01/52	3,020	1,797,907
3.10%, 05/01/27	3,790	3,718,918
3.15%, 04/15/50	3,522	2,310,512
3.65%, 04/15/29	5,730	5,591,364
3.65%, 08/01/48	3,603	2,623,347
3.95%, 08/01/47	2,898	2,215,452
4.25%, 05/01/46	1,715	1,379,629
4.25%, 07/15/49	4,579	3,616,001
4.40%, 10/15/44	2,202	1,828,370
4.80%, 09/15/43	1,932	1,718,470
5.30%, 02/01/55(b)	1,730	1,586,829
5.35%, 01/15/34	2,025	2,070,276
5.75%, 11/01/35	900	934,051
5.80%, 10/15/36	1,744	1,822,435
5.85%, 09/15/54	2,145	2,135,759
6.75%, 12/30/31	1,645	1,834,786
Mississippi Power Co.
3.95%, 03/30/28	2,265	2,240,923
Series 12-A, 4.25%, 03/15/42	2,011	1,659,182
Series B, 3.10%, 07/30/51	1,428	907,532
National Grid PLC
5.42%, 01/11/34	2,890	2,911,116
5.60%, 06/12/28	870	894,971
5.81%, 06/12/33	2,197	2,269,598
National Grid USA, 5.80%, 04/01/35	1,397	1,396,274
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,262	3,147,691
1.35%, 03/15/31	2,029	1,676,516
1.65%, 06/15/31	1,855	1,555,354
2.40%, 03/15/30	2,595	2,356,444
2.75%, 04/15/32	2,270	1,981,756
3.05%, 04/25/27	2,761	2,696,430
3.40%, 02/07/28	3,440	3,357,701
3.70%, 03/15/29(b)	1,700	1,652,596
3.90%, 11/01/28	2,143	2,100,567
4.02%, 11/01/32	2,019	1,890,375
4.12%, 09/16/27	2,090	2,081,371
4.15%, 12/15/32	1,905	1,796,435
4.30%, 03/15/49(b)	2,169	1,760,708
4.40%, 11/01/48	2,280	1,854,765
4.75%, 02/07/28	615	621,045
4.80%, 02/05/27	2,070	2,085,856
4.80%, 03/15/28	3,760	3,798,897
4.85%, 02/07/29	1,980	2,002,990
4.95%, 02/07/30	865	877,534

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 02/07/31	$2,365	$2,400,151
5.00%, 08/15/34	1,715	1,691,416
5.05%, 09/15/28	2,034	2,069,510
5.10%, 05/06/27	2,275	2,304,438
5.15%, 06/15/29	2,490	2,545,249
5.60%, 11/13/26	2,325	2,361,150
5.80%, 01/15/33	2,890	3,015,245
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	2,160	2,240,604
Series C, 8.00%, 03/01/32	1,958	2,278,315
Nevada Power Co.
5.90%, 05/01/53	1,155	1,123,078
6.00%, 03/15/54	2,375	2,348,859
Series CC, 3.70%, 05/01/29	2,789	2,715,903
Series DD, 2.40%, 05/01/30	1,850	1,669,976
Series EE, 3.13%, 08/01/50	1,725	1,065,744
Series N, 6.65%, 04/01/36	1,765	1,914,572
Series R, 6.75%, 07/01/37	1,475	1,616,380
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(b)	5,915	5,676,659
1.90%, 06/15/28	5,650	5,234,116
2.25%, 06/01/30	7,603	6,765,620
2.44%, 01/15/32	4,868	4,159,232
2.75%, 11/01/29	5,085	4,706,054
3.00%, 01/15/52	2,395	1,446,388
3.50%, 04/01/29	2,832	2,727,163
3.55%, 05/01/27	8,022	7,880,112
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	2,480	2,352,535
4.63%, 07/15/27	7,050	7,070,560
4.80%, 12/01/77(a)	2,633	2,489,821
4.85%, 02/04/28	2,505	2,532,081
4.90%, 02/28/28	6,315	6,380,287
4.90%, 03/15/29	4,255	4,299,724
5.00%, 02/28/30	3,575	3,637,738
5.00%, 07/15/32	4,637	4,625,512
5.05%, 03/15/30	5,335	5,413,286
5.05%, 02/28/33	4,750	4,723,278
5.25%, 03/15/34	4,970	4,941,994
5.25%, 02/28/53	5,050	4,507,112
5.30%, 03/15/32	2,755	2,804,100
5.45%, 03/15/35	3,350	3,349,263
5.55%, 03/15/54	3,520	3,259,287
5.65%, 05/01/79(a)	1,116	1,088,634
5.90%, 03/15/55	2,855	2,762,178
6.38%, 08/15/55, (5-year CMT + 2.053%)(a)	50	50,173
6.50%, 08/15/55, (5-year CMT + 1.979%)(a)	220	221,934
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	1,120	1,138,407
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	1,930	1,984,754
Northern States Power Co.
5.05%, 05/15/35	3,150	3,142,593
5.65%, 05/15/55	1,360	1,320,850
Northern States Power Co./MN
2.25%, 04/01/31(b)	2,530	2,246,774
2.60%, 06/01/51	1,829	1,066,093
2.90%, 03/01/50	2,994	1,877,733
3.20%, 04/01/52	2,270	1,483,929
3.40%, 08/15/42	1,638	1,221,125
3.60%, 05/15/46	1,341	980,081
3.60%, 09/15/47	2,433	1,768,507
4.00%, 08/15/45	1,657	1,304,993
4.13%, 05/15/44	1,840	1,480,032
4.50%, 06/01/52	1,900	1,563,611
Security	Par (000)	Value
Electric (continued)
5.10%, 05/15/53	$2,760	$2,478,377
5.35%, 11/01/39	840	832,362
5.40%, 03/15/54	2,845	2,671,740
6.20%, 07/01/37	1,453	1,563,536
6.25%, 06/01/36	1,200	1,298,839
Northern States Power Co./WI, 5.65%, 06/15/54	1,365	1,327,515
NorthWestern Corp., 4.18%, 11/15/44	505	397,805
NSTAR Electric Co.
1.95%, 08/15/31	936	796,361
3.10%, 06/01/51	1,875	1,199,937
3.20%, 05/15/27	2,751	2,694,020
3.25%, 05/15/29	2,822	2,689,174
3.95%, 04/01/30	2,627	2,550,927
4.40%, 03/01/44	1,665	1,373,634
4.55%, 06/01/52	2,165	1,757,752
4.85%, 03/01/30	2,220	2,235,669
4.95%, 09/15/52	670	583,596
5.20%, 03/01/35	1,700	1,682,841
5.40%, 06/01/34	2,400	2,419,975
5.50%, 03/15/40	985	972,783
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,005,979
OGE Energy Corp., 5.45%, 05/15/29	2,060	2,121,647
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,544,284
4.50%, 04/01/47	3,100	2,464,056
5.05%, 10/01/48	2,480	2,136,725
5.25%, 09/01/50	1,627	1,399,570
5.38%, 11/01/40	2,260	2,145,803
5.80%, 06/01/54	1,260	1,188,399
5.90%, 02/01/55	1,355	1,306,106
5.95%, 11/01/39	1,501	1,503,643
6.20%, 12/01/53	2,005	1,981,641
Ohio Edison Co., 6.88%, 07/15/36	1,370	1,522,718
Ohio Power Co.
4.00%, 06/01/49	2,207	1,605,736
4.15%, 04/01/48	1,782	1,340,243
5.00%, 06/01/33	1,285	1,257,446
5.65%, 06/01/34	2,175	2,192,074
Series P, 2.60%, 04/01/30	1,988	1,810,650
Series Q, 1.63%, 01/15/31	2,431	2,034,879
Series R, 2.90%, 10/01/51	2,320	1,362,134
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,041	1,916,050
3.30%, 03/15/30	1,806	1,700,743
3.80%, 08/15/28	2,017	1,983,176
3.85%, 08/15/47	1,769	1,314,763
4.15%, 04/01/47	2,575	1,985,855
5.40%, 01/15/33	2,025	2,058,210
5.60%, 04/01/53	3,680	3,507,731
5.80%, 04/01/55	1,305	1,269,828
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,520	1,433,058
2.75%, 05/15/30	3,557	3,264,086
3.10%, 09/15/49	3,360	2,143,529
3.70%, 11/15/28(b)	4,258	4,165,727
3.70%, 05/15/50	1,956	1,383,887
3.75%, 04/01/45	2,616	1,966,495
3.80%, 09/30/47	1,717	1,264,928
3.80%, 06/01/49	2,428	1,753,513

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 11/15/48	$2,025	$1,546,118
4.15%, 06/01/32	2,010	1,906,422
4.30%, 05/15/28	640	640,344
4.50%, 03/20/27(c)	2,200	2,204,523
4.55%, 09/15/32	3,010	2,934,216
4.55%, 12/01/41	1,961	1,683,077
4.60%, 06/01/52	1,570	1,272,909
4.65%, 11/01/29	2,585	2,596,832
4.95%, 09/15/52	3,870	3,340,782
5.25%, 09/30/40	2,207	2,111,857
5.30%, 06/01/42	1,608	1,503,248
5.35%, 04/01/35(c)	1,680	1,684,148
5.35%, 10/01/52	1,190	1,082,502
5.55%, 06/15/54	3,385	3,187,948
5.65%, 11/15/33	3,220	3,337,877
5.75%, 03/15/29	1,679	1,748,530
5.80%, 04/01/55(c)	2,150	2,089,617
7.00%, 05/01/32	1,559	1,731,127
7.25%, 01/15/33	2,227	2,507,485
7.50%, 09/01/38	764	901,513
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,725	4,457,593
2.50%, 02/01/31	9,028	7,764,784
3.00%, 06/15/28	3,785	3,569,963
3.25%, 06/01/31	3,995	3,542,743
3.30%, 03/15/27	2,418	2,352,386
3.30%, 12/01/27	5,197	4,995,972
3.30%, 08/01/40	4,257	3,030,007
3.50%, 08/01/50	8,460	5,355,285
3.75%, 07/01/28	4,474	4,312,738
3.75%, 08/15/42	1,863	1,310,811
3.95%, 12/01/47	4,063	2,805,380
4.00%, 12/01/46	2,879	2,010,993
4.20%, 03/01/29	2,275	2,212,904
4.20%, 06/01/41	1,827	1,386,867
4.25%, 03/15/46	2,317	1,690,118
4.30%, 03/15/45	2,909	2,158,927
4.40%, 03/01/32	2,185	2,026,623
4.45%, 04/15/42	2,016	1,571,128
4.50%, 07/01/40	8,538	7,007,342
4.55%, 07/01/30	12,724	12,330,780
4.60%, 06/15/43	1,497	1,173,341
4.65%, 08/01/28	1,998	1,976,024
4.75%, 02/15/44	2,990	2,383,025
4.95%, 07/01/50	13,212	10,500,250
5.25%, 03/01/52	2,640	2,156,525
5.45%, 06/15/27	2,364	2,388,064
5.55%, 05/15/29	3,895	3,947,915
5.70%, 03/01/35	2,275	2,239,053
5.80%, 05/15/34	4,305	4,253,476
5.90%, 06/15/32	2,905	2,927,933
5.90%, 10/01/54	2,775	2,485,264
6.10%, 01/15/29	2,680	2,767,517
6.15%, 01/15/33	3,625	3,686,564
6.15%, 03/01/55	2,555	2,366,440
6.40%, 06/15/33	4,535	4,670,810
6.70%, 04/01/53	2,935	2,909,195
6.75%, 01/15/53	6,765	6,731,570
6.95%, 03/15/34	3,720	3,954,087
PacifiCorp
2.70%, 09/15/30	2,245	2,014,242
Security	Par (000)	Value
Electric (continued)
2.90%, 06/15/52	$5,390	$3,096,233
3.30%, 03/15/51	2,859	1,805,745
3.50%, 06/15/29	2,095	2,006,063
4.10%, 02/01/42	1,663	1,299,479
4.13%, 01/15/49	2,925	2,161,312
4.15%, 02/15/50	2,677	1,975,919
5.10%, 02/15/29	3,065	3,109,505
5.25%, 06/15/35	974	957,478
5.30%, 02/15/31(b)	3,240	3,295,753
5.35%, 12/01/53	4,940	4,341,827
5.45%, 02/15/34	4,390	4,385,910
5.50%, 05/15/54	3,810	3,425,029
5.75%, 04/01/37	1,752	1,748,965
5.80%, 01/15/55	5,790	5,427,118
6.00%, 01/15/39	2,988	3,015,601
6.10%, 08/01/36	1,565	1,606,317
6.25%, 10/15/37	2,691	2,778,859
6.35%, 07/15/38	1,390	1,444,590
7.70%, 11/15/31	1,145	1,308,938
PECO Energy Co.
2.80%, 06/15/50	800	485,249
2.85%, 09/15/51	1,700	1,033,334
3.00%, 09/15/49	1,845	1,170,849
3.05%, 03/15/51	1,270	793,365
3.70%, 09/15/47	1,751	1,278,889
3.90%, 03/01/48	2,957	2,232,455
4.15%, 10/01/44	1,385	1,117,954
4.38%, 08/15/52	1,850	1,489,614
4.60%, 05/15/52	1,800	1,485,033
4.90%, 06/15/33	2,557	2,555,300
5.25%, 09/15/54	1,250	1,148,634
5.95%, 10/01/36	1,095	1,147,389
PG&E Recovery Funding LLC
5.05%, 07/15/34	82	81,620
Series A-1, 4.84%, 06/01/35	3,700	3,705,715
Series A-2, 5.23%, 06/01/42	4,000	3,908,916
Series A-2, 5.26%, 01/15/40	825	819,720
Series A-3, 5.53%, 06/01/51	3,980	3,849,914
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	1,109	1,091,888
Series A-2, 4.26%, 06/01/38	8,350	7,813,970
Series A-2, 4.72%, 06/01/37	2,575	2,464,124
Series A-3, 4.38%, 06/03/41	2,000	1,813,419
Series A-3, 5.08%, 06/01/43	2,300	2,183,851
Series A-4, 4.45%, 12/01/49	20,000	16,873,630
Series A-4, 5.21%, 12/01/49	2,540	2,368,006
Series A-5, 4.67%, 12/01/53	2,000	1,701,662
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,140	2,155,469
5.15%, 05/15/30	1,210	1,224,681
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,434,649
5.20%, 03/15/34	1,800	1,795,483
5.50%, 03/15/54	1,490	1,400,417
6.50%, 11/15/37	1,360	1,493,574
PPL Capital Funding Inc.
4.13%, 04/15/30	2,030	1,977,257
5.25%, 09/01/34	945	934,923
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,172	1,389,733
3.95%, 06/01/47	2,173	1,671,541

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.13%, 06/15/44	$1,563	$1,266,852
4.15%, 10/01/45	1,875	1,519,632
4.15%, 06/15/48	1,960	1,543,561
4.75%, 07/15/43	1,855	1,641,572
4.85%, 02/15/34	2,305	2,269,161
5.00%, 05/15/33	2,810	2,807,660
5.25%, 05/15/53	3,510	3,258,964
6.25%, 05/15/39	960	1,037,053
Progress Energy Inc.
6.00%, 12/01/39	2,852	2,912,143
7.00%, 10/30/31	1,965	2,178,524
7.75%, 03/01/31	2,914	3,324,606
Public Service Co. of Colorado
1.88%, 06/15/31	1,300	1,100,718
3.60%, 09/15/42	1,933	1,456,061
3.70%, 06/15/28	2,125	2,087,146
3.80%, 06/15/47	2,189	1,585,881
4.05%, 09/15/49	2,021	1,498,376
4.10%, 06/01/32	1,245	1,174,946
4.10%, 06/15/48	1,750	1,323,118
4.30%, 03/15/44	1,576	1,269,804
4.50%, 06/01/52	2,055	1,627,247
5.25%, 04/01/53	4,035	3,587,013
5.35%, 05/15/34	3,500	3,486,457
5.75%, 05/15/54	2,030	1,938,931
5.85%, 05/15/55	2,575	2,483,108
6.50%, 08/01/38	490	525,608
Series 17, 6.25%, 09/01/37	1,534	1,617,224
Series 34, 3.20%, 03/01/50	2,629	1,689,842
Series 35, 1.90%, 01/15/31	2,229	1,911,253
Series 36, 2.70%, 01/15/51	2,250	1,296,008
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,695	1,193,440
5.15%, 01/15/53	1,725	1,545,297
5.35%, 10/01/33	2,705	2,748,673
Series V, 2.20%, 06/15/31	280	243,201
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,385	2,329,793
5.25%, 01/15/33	2,325	2,315,955
Series J, 2.20%, 08/15/31	1,815	1,545,189
Series K, 3.15%, 08/15/51	640	394,060
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,425	2,071,527
2.05%, 08/01/50(b)	2,870	1,472,010
2.25%, 09/15/26	1,499	1,461,327
2.45%, 01/15/30	2,044	1,868,856
2.70%, 05/01/50	1,895	1,134,960
3.00%, 05/15/27	2,814	2,750,816
3.00%, 03/01/51	870	550,270
3.10%, 03/15/32	1,174	1,057,724
3.15%, 01/01/50	1,765	1,158,080
3.20%, 05/15/29	1,629	1,561,539
3.20%, 08/01/49	2,545	1,698,560
3.60%, 12/01/47(b)	2,204	1,592,122
3.65%, 09/01/28	2,003	1,960,433
3.65%, 09/01/42	1,685	1,297,890
3.70%, 05/01/28	2,254	2,219,206
3.80%, 01/01/43	1,154	901,252
3.80%, 03/01/46	2,653	2,002,445
3.85%, 05/01/49	2,392	1,795,782
3.95%, 05/01/42	1,390	1,113,236
Security	Par (000)	Value
Electric (continued)
4.05%, 05/01/48	$1,981	$1,537,905
4.65%, 03/15/33	1,725	1,692,902
4.85%, 08/01/34	1,755	1,727,108
4.90%, 12/15/32	2,278	2,288,728
5.05%, 03/01/35	1,060	1,056,070
5.13%, 03/15/53	955	866,601
5.20%, 08/01/33	1,030	1,040,832
5.20%, 03/01/34	1,990	2,012,897
5.30%, 08/01/54	1,835	1,701,901
5.45%, 08/01/53	1,010	958,858
5.45%, 03/01/54	2,130	2,024,539
5.50%, 03/01/40	387	385,466
5.80%, 05/01/37	523	543,830
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	260	249,281
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,573	2,196,450
2.45%, 11/15/31	2,430	2,101,249
4.90%, 03/15/30	1,310	1,318,683
5.20%, 04/01/29	3,445	3,516,960
5.40%, 03/15/35	1,600	1,593,643
5.45%, 04/01/34	2,165	2,183,345
5.85%, 11/15/27	2,040	2,102,899
5.88%, 10/15/28	3,245	3,374,939
6.13%, 10/15/33	2,285	2,397,111
Puget Energy Inc.
2.38%, 06/15/28	3,835	3,596,415
4.10%, 06/15/30	2,144	2,041,059
4.22%, 03/15/32	2,304	2,119,342
5.73%, 03/15/35(c)	1,075	1,064,431
Puget Sound Energy Inc.
2.89%, 09/15/51	2,025	1,209,213
3.25%, 09/15/49	3,073	1,982,846
4.22%, 06/15/48	3,790	2,936,562
4.30%, 05/20/45	2,352	1,890,922
5.33%, 06/15/34	1,625	1,626,939
5.45%, 06/01/53	570	525,986
5.64%, 04/15/41	750	728,849
5.69%, 06/15/54	1,435	1,369,424
5.76%, 10/01/39	1,540	1,553,873
5.80%, 03/15/40	1,375	1,382,167
6.27%, 03/15/37	1,125	1,188,625
San Diego Gas & Electric Co.
3.70%, 03/15/52	1,470	1,020,991
4.15%, 05/15/48	2,310	1,745,354
4.50%, 08/15/40	1,633	1,422,875
4.95%, 08/15/28	3,607	3,669,116
5.35%, 04/01/53	3,725	3,374,569
5.40%, 04/15/35	1,600	1,604,720
5.55%, 04/15/54	2,845	2,644,905
6.00%, 06/01/39	1,050	1,081,385
Series RRR, 3.75%, 06/01/47	2,335	1,669,872
Series TTT, 4.10%, 06/15/49	2,214	1,646,856
Series UUU, 3.32%, 04/15/50	2,411	1,570,543
Series VVV, 1.70%, 10/01/30	4,209	3,617,345
Series WWW, 2.95%, 08/15/51	3,930	2,395,158
Series XXX, 3.00%, 03/15/32	2,305	2,031,382
Sempra
3.25%, 06/15/27	4,103	3,993,228
3.40%, 02/01/28	5,117	4,978,131
3.70%, 04/01/29	2,928	2,828,415

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 02/01/38	$4,592	$3,714,284
4.00%, 02/01/48	3,487	2,514,343
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,290	4,059,748
5.40%, 08/01/26	2,220	2,238,061
5.50%, 08/01/33	3,040	3,057,182
6.00%, 10/15/39	3,325	3,303,630
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	1,085	1,018,630
6.55%, 04/01/55, (5-year CMT + 2.138%)(a)	95	88,944
6.63%, 04/01/55, (5-year CMT + 2.354%)(a)	15	14,140
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,860	1,820,835
Sierra Pacific Power Co., 5.90%, 03/15/54	2,010	1,949,805
Southern California Edison Co.
2.25%, 06/01/30	2,702	2,358,461
2.75%, 02/01/32	3,305	2,783,522
2.85%, 08/01/29	2,558	2,351,850
3.45%, 02/01/52	2,790	1,709,754
3.65%, 02/01/50	5,779	3,746,838
4.00%, 04/01/47	7,619	5,344,613
4.05%, 03/15/42	2,272	1,676,609
4.40%, 09/06/26	2,250	2,240,743
4.50%, 09/01/40	2,670	2,169,982
4.65%, 10/01/43	3,698	2,931,270
4.88%, 02/01/27	3,290	3,293,260
4.90%, 06/01/26	1,605	1,606,068
5.15%, 06/01/29	2,690	2,706,209
5.20%, 06/01/34	3,470	3,325,220
5.25%, 03/15/30	2,675	2,686,355
5.30%, 03/01/28	1,375	1,389,316
5.45%, 06/01/31	2,235	2,251,511
5.45%, 03/01/35(b)	2,510	2,431,007
5.50%, 03/15/40	2,128	1,942,834
5.63%, 02/01/36	1,679	1,626,229
5.65%, 10/01/28	1,450	1,479,011
5.70%, 03/01/53	1,395	1,218,298
5.75%, 04/15/54	2,005	1,764,290
5.85%, 11/01/27	2,920	2,985,254
5.88%, 12/01/53	2,740	2,442,878
5.90%, 03/01/55	1,750	1,570,986
5.95%, 11/01/32	2,319	2,356,014
6.00%, 01/15/34	3,199	3,230,518
6.05%, 03/15/39	2,270	2,246,569
6.20%, 09/15/55	2,675	2,499,293
6.65%, 04/01/29	1,755	1,823,243
Series 04-G, 5.75%, 04/01/35	1,359	1,373,673
Series 05-E, 5.35%, 07/15/35	1,511	1,448,046
Series 06-E, 5.55%, 01/15/37	1,730	1,646,412
Series 08-A, 5.95%, 02/01/38	2,357	2,306,901
Series 13-A, 3.90%, 03/15/43	2,494	1,804,236
Series 20A, 2.95%, 02/01/51(b)	2,420	1,365,452
Series A, 4.20%, 03/01/29	2,798	2,723,545
Series B, 3.65%, 03/01/28	2,192	2,123,197
Series B, 4.88%, 03/01/49	3,081	2,415,042
Series C, 3.60%, 02/01/45	2,010	1,347,349
Series C, 4.13%, 03/01/48	6,072	4,292,715
Series D, 4.70%, 06/01/27	3,287	3,276,288
Series E, 5.45%, 06/01/52	1,889	1,586,995
Series G, 2.50%, 06/01/31	3,237	2,772,389
Series H, 3.65%, 06/01/51	2,287	1,462,225
Southern Co. (The)
3.25%, 07/01/26	7,970	7,872,580
4.25%, 07/01/36	1,945	1,752,776
Security	Par (000)	Value
Electric (continued)
4.40%, 07/01/46	$8,941	$7,220,216
4.85%, 06/15/28	2,850	2,886,035
4.85%, 03/15/35	2,930	2,820,693
5.11%, 08/01/27	3,300	3,337,554
5.20%, 06/15/33	3,805	3,803,995
5.50%, 03/15/29	4,710	4,881,211
5.70%, 10/15/32	1,945	2,015,373
5.70%, 03/15/34	3,810	3,920,642
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	4,485	4,383,635
Series 21-B, 1.75%, 03/15/28	1,770	1,645,973
Series A, 3.70%, 04/30/30	4,910	4,702,224
Southern Power Co.
5.15%, 09/15/41	2,698	2,460,075
5.25%, 07/15/43	1,415	1,285,944
Series F, 4.95%, 12/15/46	1,905	1,611,962
Southwestern Electric Power Co.
3.25%, 11/01/51	3,465	2,146,393
5.30%, 04/01/33	1,520	1,503,288
6.20%, 03/15/40	1,779	1,828,329
Series J, 3.90%, 04/01/45	1,720	1,258,135
Series K, 2.75%, 10/01/26	2,270	2,213,424
Series L, 3.85%, 02/01/48	2,183	1,534,402
Series M, 4.10%, 09/15/28	2,615	2,571,144
Southwestern Public Service Co.
3.40%, 08/15/46	1,778	1,199,033
3.70%, 08/15/47	2,230	1,590,645
3.75%, 06/15/49	1,988	1,397,873
4.50%, 08/15/41	2,141	1,805,396
5.30%, 05/15/35	2,100	2,064,630
6.00%, 06/01/54	2,740	2,685,752
Series 6, 4.40%, 11/15/48	1,038	808,797
Series 8, 3.15%, 05/01/50	2,333	1,467,596
System Energy Resources Inc.
5.30%, 12/15/34	2,050	2,008,007
6.00%, 04/15/28	1,675	1,736,284
Tampa Electric Co.
2.40%, 03/15/31	2,114	1,864,548
3.45%, 03/15/51	1,225	817,149
3.63%, 06/15/50	1,921	1,331,915
4.10%, 06/15/42	2,253	1,832,619
4.30%, 06/15/48	1,854	1,458,387
4.35%, 05/15/44	1,415	1,158,550
4.45%, 06/15/49	2,379	1,904,150
4.90%, 03/01/29	2,280	2,316,145
5.00%, 07/15/52	1,275	1,102,982
5.15%, 03/01/35	1,625	1,604,096
Toledo Edison Co. (The), 6.15%, 05/15/37	1,029	1,095,206
Tucson Electric Power Co.
1.50%, 08/01/30	4,086	3,474,765
3.25%, 05/15/32	1,543	1,377,303
3.25%, 05/01/51	1,560	990,495
4.00%, 06/15/50	2,232	1,632,710
4.85%, 12/01/48	1,372	1,165,492
5.20%, 09/15/34	1,820	1,796,689
5.50%, 04/15/53	2,425	2,241,618
5.90%, 04/15/55	1,275	1,247,000
Union Electric Co.
2.15%, 03/15/32	2,620	2,216,946
2.63%, 03/15/51	2,236	1,289,619
2.95%, 06/15/27	3,133	3,052,421

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.95%, 03/15/30	$2,969	$2,771,876
3.25%, 10/01/49	1,846	1,227,009
3.50%, 03/15/29	2,971	2,872,951
3.65%, 04/15/45	2,225	1,641,929
3.90%, 09/15/42	2,170	1,724,611
3.90%, 04/01/52	1,650	1,216,604
4.00%, 04/01/48	1,890	1,430,736
5.13%, 03/15/55	1,640	1,465,163
5.20%, 04/01/34	2,240	2,239,710
5.25%, 04/15/35	2,125	2,131,733
5.25%, 01/15/54	1,770	1,595,510
5.30%, 08/01/37	975	967,482
5.45%, 03/15/53	2,315	2,161,206
8.45%, 03/15/39	1,063	1,330,746
Virginia Electric & Power Co.
2.30%, 11/15/31(b)	2,509	2,166,060
2.40%, 03/30/32	1,475	1,260,512
2.45%, 12/15/50(b)	4,542	2,467,171
2.95%, 11/15/51	4,195	2,537,902
3.30%, 12/01/49	2,545	1,651,749
4.00%, 01/15/43	2,520	1,974,021
4.45%, 02/15/44	2,690	2,233,726
4.60%, 12/01/48	2,695	2,213,323
5.00%, 04/01/33	3,530	3,508,928
5.00%, 01/15/34	2,295	2,251,298
5.05%, 08/15/34	2,390	2,350,866
5.15%, 03/15/35	2,300	2,263,356
5.30%, 08/15/33	2,005	2,011,388
5.35%, 01/15/54	2,255	2,048,765
5.45%, 04/01/53	3,396	3,132,612
5.55%, 08/15/54	1,765	1,650,256
5.65%, 03/15/55	1,510	1,433,384
5.70%, 08/15/53	2,600	2,480,711
6.35%, 11/30/37	2,037	2,155,502
8.88%, 11/15/38	2,753	3,564,788
Series A, 2.88%, 07/15/29	2,912	2,740,646
Series A, 3.50%, 03/15/27	4,162	4,110,803
Series A, 3.80%, 04/01/28	3,835	3,784,773
Series A, 6.00%, 05/15/37	2,262	2,333,613
Series B, 2.95%, 11/15/26	2,610	2,552,651
Series B, 3.75%, 05/15/27	2,029	2,006,518
Series B, 3.80%, 09/15/47	2,592	1,885,799
Series B, 4.20%, 05/15/45	1,682	1,333,114
Series B, 6.00%, 01/15/36	1,714	1,777,853
Series C, 4.00%, 11/15/46	2,380	1,794,885
Series C, 4.63%, 05/15/52	2,920	2,375,490
Series D, 4.65%, 08/15/43	2,690	2,305,362
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,051,236
WEC Energy Group Inc.
1.38%, 10/15/27	2,934	2,729,120
1.80%, 10/15/30	860	744,702
2.20%, 12/15/28	1,087	1,003,478
4.75%, 01/15/28(b)	2,480	2,500,119
5.15%, 10/01/27	2,495	2,528,832
5.60%, 09/12/26	1,161	1,173,115
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,105	1,954,707
4.30%, 10/15/48(b)	2,105	1,680,771
4.60%, 10/01/34(b)	1,740	1,691,043
4.75%, 09/30/32(b)	2,400	2,397,820
Security	Par (000)	Value
Electric (continued)
5.00%, 05/15/29	$1,390	$1,418,870
5.05%, 10/01/54	820	717,248
5.63%, 05/15/33	1,140	1,197,119
5.70%, 12/01/36	680	705,986
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,920	2,461,505
3.00%, 07/01/29	2,983	2,805,417
3.05%, 10/15/27	1,810	1,751,606
3.65%, 04/01/50	2,105	1,462,520
3.95%, 09/01/32	2,535	2,357,507
4.95%, 04/01/33	1,890	1,869,213
5.38%, 03/30/34	1,470	1,472,162
6.38%, 08/15/37	620	659,089
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,615	1,559,447
3.30%, 09/01/49	2,285	1,510,271
3.67%, 12/01/42	2,200	1,669,012
4.55%, 12/01/29	805	810,960
4.75%, 11/01/44	2,403	2,085,042
Xcel Energy Inc.
1.75%, 03/15/27	370	352,044
2.35%, 11/15/31	1,590	1,354,689
2.60%, 12/01/29	3,001	2,743,253
3.35%, 12/01/26	3,307	3,245,196
3.40%, 06/01/30	2,915	2,737,904
3.50%, 12/01/49	2,435	1,615,992
4.00%, 06/15/28	3,669	3,611,947
4.60%, 06/01/32(b)	3,135	3,008,807
4.75%, 03/21/28	1,220	1,226,012
5.45%, 08/15/33	3,505	3,511,323
5.50%, 03/15/34	3,915	3,899,962
5.60%, 04/15/35	1,810	1,810,267
6.50%, 07/01/36	1,319	1,384,924
		2,706,857,999
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,071	1,792,695
Emerson Electric Co.
0.88%, 10/15/26	2,954	2,819,536
1.80%, 10/15/27(b)	3,486	3,302,776
1.95%, 10/15/30	2,406	2,119,003
2.00%, 12/21/28	4,862	4,500,877
2.20%, 12/21/31	3,646	3,167,802
2.75%, 10/15/50	3,808	2,307,449
2.80%, 12/21/51	4,495	2,731,654
5.00%, 03/15/35(b)	995	999,578
5.25%, 11/15/39	2,215	2,205,014
		25,946,384
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,261	3,101,947
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,787	2,717,618
5.41%, 07/01/32	2,300	2,333,689
5.60%, 05/29/34	1,720	1,734,770
Amphenol Corp.
2.20%, 09/15/31	3,165	2,739,645
2.80%, 02/15/30	5,207	4,838,586
4.35%, 06/01/29	2,781	2,776,419
5.00%, 01/15/35	2,660	2,637,909
5.05%, 04/05/27	2,365	2,396,968
5.05%, 04/05/29	2,005	2,049,937

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.25%, 04/05/34	$1,665	$1,686,519
5.38%, 11/15/54	1,190	1,134,322
Arrow Electronics Inc.
2.95%, 02/15/32	3,043	2,601,442
3.88%, 01/12/28	2,970	2,906,421
5.15%, 08/21/29	1,995	2,015,344
5.88%, 04/10/34	2,335	2,360,656
Avnet Inc.
3.00%, 05/15/31	2,251	1,988,933
5.50%, 06/01/32	1,900	1,869,218
6.25%, 03/15/28	2,350	2,427,218
Flex Ltd.
4.88%, 06/15/29	3,436	3,422,598
4.88%, 05/12/30	3,169	3,145,129
5.25%, 01/15/32	2,450	2,439,279
6.00%, 01/15/28	2,240	2,299,131
Fortive Corp.
3.15%, 06/15/26	5,650	5,564,854
4.30%, 06/15/46	2,280	1,803,418
Honeywell International Inc.
1.10%, 03/01/27	4,744	4,488,552
1.75%, 09/01/31	6,620	5,566,017
1.95%, 06/01/30(b)	4,451	3,937,694
2.50%, 11/01/26	7,972	7,766,257
2.70%, 08/15/29	4,275	3,993,324
2.80%, 06/01/50(b)	5,605	3,431,909
3.81%, 11/21/47	1,805	1,354,293
4.25%, 01/15/29	4,300	4,281,839
4.50%, 01/15/34	3,925	3,775,983
4.65%, 07/30/27	3,575	3,594,110
4.70%, 02/01/30	3,275	3,301,786
4.75%, 02/01/32	2,960	2,947,692
4.88%, 09/01/29	3,320	3,379,886
4.95%, 02/15/28	3,590	3,650,167
4.95%, 09/01/31	2,595	2,633,845
5.00%, 02/15/33	5,085	5,095,430
5.00%, 03/01/35	6,190	6,140,930
5.25%, 03/01/54	4,665	4,327,610
5.35%, 03/01/64	2,930	2,665,192
5.38%, 03/01/41	2,595	2,561,521
5.70%, 03/15/36	2,419	2,495,318
5.70%, 03/15/37	2,285	2,350,680
Hubbell Inc.
2.30%, 03/15/31	1,165	1,015,909
3.15%, 08/15/27	2,907	2,820,735
3.50%, 02/15/28	3,159	3,079,278
Jabil Inc.
3.00%, 01/15/31	3,331	2,987,466
3.60%, 01/15/30	2,931	2,760,665
3.95%, 01/12/28	3,330	3,275,297
4.25%, 05/15/27	1,855	1,839,700
5.45%, 02/01/29	1,255	1,274,036
Keysight Technologies Inc.
3.00%, 10/30/29	3,539	3,291,262
4.60%, 04/06/27	4,968	4,974,633
4.95%, 10/15/34	625	607,740
5.35%, 07/30/30	715	729,881
TD SYNNEX Corp.
1.75%, 08/09/26	4,146	3,991,014
2.38%, 08/09/28	2,630	2,440,893
2.65%, 08/09/31	3,246	2,753,662
Security	Par (000)	Value
Electronics (continued)
6.10%, 04/12/34	$1,540	$1,579,667
Trimble Inc.
4.90%, 06/15/28	3,499	3,529,741
6.10%, 03/15/33	1,045	1,091,274
Tyco Electronics Group SA
2.50%, 02/04/32	1,955	1,684,563
3.13%, 08/15/27	3,930	3,821,975
4.50%, 02/09/31	1,575	1,552,280
4.63%, 02/01/30	2,295	2,302,250
5.00%, 05/09/35	1,100	1,075,436
7.13%, 10/01/37	1,956	2,231,014
Vontier Corp.
2.40%, 04/01/28	3,436	3,224,126
2.95%, 04/01/31	3,074	2,711,497
		211,377,999
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,109,167
6.35%, 08/18/28	4,342	4,538,161
MasTec Inc., 5.90%, 06/15/29	1,000	1,027,991
		9,675,319
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	17,305	16,779,248
4.05%, 03/15/29	6,685	6,228,978
4.28%, 03/15/32	21,471	18,242,746
5.05%, 03/15/42	13,108	9,437,521
5.14%, 03/15/52	26,495	17,167,906
5.39%, 03/15/62	12,980	8,339,945
		76,196,344
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	2,033	1,540,934
Republic Services Inc.
1.45%, 02/15/31	3,513	2,956,560
1.75%, 02/15/32	3,195	2,653,150
2.30%, 03/01/30	3,275	2,965,723
2.38%, 03/15/33(b)	3,185	2,674,383
2.90%, 07/01/26	2,324	2,290,590
3.05%, 03/01/50	3,445	2,256,088
3.38%, 11/15/27	3,270	3,201,254
3.95%, 05/15/28	4,441	4,397,847
4.75%, 07/15/30	1,550	1,564,793
4.88%, 04/01/29	3,045	3,096,276
5.00%, 11/15/29	2,210	2,254,990
5.00%, 12/15/33	2,745	2,755,377
5.00%, 04/01/34	3,245	3,243,927
5.15%, 03/15/35	1,425	1,430,449
5.20%, 11/15/34	2,235	2,253,459
5.70%, 05/15/41	1,996	2,015,686
6.20%, 03/01/40	1,045	1,108,845
Veralto Corp.
5.35%, 09/18/28	3,530	3,623,567
5.45%, 09/18/33	1,810	1,836,878
5.50%, 09/18/26	3,795	3,836,678
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,661,417
2.60%, 02/01/30	3,287	3,021,997
2.95%, 01/15/52	4,095	2,533,416
3.05%, 04/01/50	3,161	2,026,805

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.20%, 06/01/32	$2,230	$2,006,020
3.50%, 05/01/29	3,056	2,961,999
4.20%, 01/15/33	3,055	2,914,618
4.25%, 12/01/28	2,987	2,980,917
5.00%, 03/01/34	3,010	3,001,794
5.25%, 09/01/35	1,745	1,760,651
Waste Management Inc.
1.15%, 03/15/28	2,520	2,318,505
1.50%, 03/15/31(b)	2,768	2,338,170
2.00%, 06/01/29(b)	2,755	2,522,760
2.50%, 11/15/50	2,497	1,432,095
2.95%, 06/01/41	2,895	2,086,149
3.15%, 11/15/27	4,273	4,164,813
3.88%, 01/15/29(c)	670	655,922
4.10%, 03/01/45	1,030	837,405
4.15%, 04/15/32	2,500	2,410,766
4.15%, 07/15/49	3,992	3,155,112
4.50%, 03/15/28	4,530	4,559,746
4.63%, 02/15/30	3,700	3,724,466
4.63%, 02/15/33	3,440	3,403,462
4.65%, 03/15/30	3,615	3,635,849
4.80%, 03/15/32	4,320	4,326,433
4.88%, 02/15/29	3,725	3,793,813
4.88%, 02/15/34	5,210	5,193,713
4.95%, 07/03/27	2,220	2,251,441
4.95%, 07/03/31	2,210	2,244,099
4.95%, 03/15/35	6,685	6,601,441
5.35%, 10/15/54	5,730	5,418,846
		146,902,094
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,396	4,760,123
Conagra Brands Inc.
1.38%, 11/01/27	4,423	4,093,968
4.85%, 11/01/28	4,920	4,938,464
5.30%, 10/01/26	2,545	2,563,613
5.30%, 11/01/38	4,201	3,934,807
5.40%, 11/01/48	4,623	4,071,220
7.00%, 10/01/28	3,109	3,311,021
8.25%, 09/15/30	1,282	1,473,683
Flowers Foods Inc.
2.40%, 03/15/31	2,790	2,400,061
3.50%, 10/01/26	2,507	2,462,333
6.20%, 03/15/55	120	116,908
General Mills Inc.
2.25%, 10/14/31	3,112	2,666,694
2.88%, 04/15/30	3,684	3,389,460
3.00%, 02/01/51(b)	2,734	1,694,363
3.20%, 02/10/27	4,197	4,118,248
4.15%, 02/15/43	2,340	1,864,586
4.20%, 04/17/28	6,953	6,915,486
4.70%, 01/30/27	2,845	2,856,574
4.70%, 04/17/48	1,710	1,431,455
4.88%, 01/30/30	3,580	3,611,694
4.95%, 03/29/33	4,626	4,572,094
5.25%, 01/30/35	2,420	2,398,548
5.40%, 06/15/40	2,067	1,992,361
5.50%, 10/17/28	1,995	2,056,947
Hershey Co. (The)
1.70%, 06/01/30	2,672	2,346,069
2.30%, 08/15/26	4,497	4,396,654
2.45%, 11/15/29	2,578	2,379,859
Security	Par (000)	Value
Food (continued)
2.65%, 06/01/50	$1,725	$1,018,692
3.13%, 11/15/49	1,794	1,185,740
3.38%, 08/15/46	1,715	1,222,997
4.25%, 05/04/28	2,085	2,095,296
4.50%, 05/04/33	2,595	2,535,091
4.55%, 02/24/28	1,055	1,065,159
4.75%, 02/24/30	2,265	2,293,693
4.95%, 02/24/32	2,125	2,151,997
5.10%, 02/24/35	2,135	2,135,002
Hormel Foods Corp.
1.70%, 06/03/28	6,275	5,819,537
1.80%, 06/11/30	2,887	2,542,564
3.05%, 06/03/51	2,630	1,668,905
4.80%, 03/30/27	3,810	3,842,626
Ingredion Inc.
2.90%, 06/01/30	2,724	2,505,559
3.20%, 10/01/26	3,770	3,699,913
3.90%, 06/01/50	2,270	1,635,680
J.M. Smucker Co. (The)
2.13%, 03/15/32	2,270	1,892,710
2.38%, 03/15/30	2,980	2,684,086
3.38%, 12/15/27(b)	3,835	3,755,578
4.25%, 03/15/35	3,302	3,005,900
4.38%, 03/15/45	3,416	2,745,931
5.90%, 11/15/28	4,265	4,469,036
6.20%, 11/15/33	4,465	4,735,351
6.50%, 11/15/43	3,400	3,553,818
6.50%, 11/15/53(b)	2,490	2,616,942
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	1,445	1,395,227
3.00%, 02/02/29	615	578,962
3.00%, 05/15/32	4,736	4,074,922
3.63%, 01/15/32	2,045	1,839,952
3.75%, 12/01/31	1,505	1,381,067
4.38%, 02/02/52	4,130	3,114,693
5.13%, 02/01/28	5,148	5,202,960
5.50%, 01/15/30	1,398	1,414,576
5.75%, 04/01/33	6,294	6,384,053
6.50%, 12/01/52	6,914	6,996,329
6.75%, 03/15/34	7,421	7,972,444
7.25%, 11/15/53	4,075	4,479,214
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(c)	2,040	2,031,789
Kellanova
2.10%, 06/01/30	2,360	2,097,706
3.40%, 11/15/27	3,337	3,268,422
4.30%, 05/15/28	3,549	3,553,025
4.50%, 04/01/46	2,859	2,388,649
5.25%, 03/01/33	1,405	1,417,569
5.75%, 05/16/54	1,680	1,620,916
Series B, 7.45%, 04/01/31	3,552	4,021,233
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,735	1,732,014
Kraft Heinz Foods Co.
3.00%, 06/01/26	9,875	9,723,319
3.75%, 04/01/30	3,795	3,631,404
3.88%, 05/15/27	7,305	7,219,257
4.25%, 03/01/31(b)	2,217	2,154,695
4.38%, 06/01/46	11,370	8,980,403
4.63%, 01/30/29	1,530	1,533,982

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.63%, 10/01/39	$2,405	$2,098,310
4.88%, 10/01/49	5,425	4,528,015
5.00%, 07/15/35	2,700	2,617,349
5.00%, 06/04/42	6,366	5,620,461
5.20%, 03/15/32	2,245	2,250,166
5.20%, 07/15/45	7,250	6,440,300
5.40%, 03/15/35	2,125	2,102,259
5.50%, 06/01/50	3,600	3,276,944
6.50%, 02/09/40	2,730	2,856,446
6.75%, 03/15/32	1,715	1,866,225
6.88%, 01/26/39	3,630	3,919,155
Kroger Co. (The)
1.70%, 01/15/31	2,605	2,210,809
2.20%, 05/01/30(b)	2,403	2,144,233
2.65%, 10/15/26	4,587	4,477,181
3.70%, 08/01/27	4,800	4,726,879
3.88%, 10/15/46	2,226	1,640,612
3.95%, 01/15/50	3,536	2,598,024
4.45%, 02/01/47	5,406	4,360,903
4.50%, 01/15/29	4,646	4,659,161
4.65%, 01/15/48	2,534	2,074,639
5.00%, 09/15/34	7,910	7,706,606
5.00%, 04/15/42	2,051	1,828,025
5.15%, 08/01/43	2,500	2,257,839
5.40%, 07/15/40	1,403	1,344,351
5.40%, 01/15/49	2,937	2,669,983
5.50%, 09/15/54	5,345	4,952,755
5.65%, 09/15/64	6,155	5,699,756
6.90%, 04/15/38	3,105	3,415,798
7.50%, 04/01/31	2,278	2,579,364
McCormick & Co. Inc./MD
1.85%, 02/15/31	2,793	2,371,630
2.50%, 04/15/30(b)	2,910	2,628,117
3.40%, 08/15/27	5,290	5,170,272
4.20%, 08/15/47	1,900	1,475,122
4.70%, 10/15/34	2,110	2,002,047
4.95%, 04/15/33	2,590	2,556,338
Mondelez International Inc.
1.50%, 02/04/31	3,046	2,563,083
1.88%, 10/15/32(b)	2,989	2,453,588
2.63%, 03/17/27	3,430	3,328,732
2.63%, 09/04/50	6,170	3,558,416
2.75%, 04/13/30	4,073	3,736,356
3.00%, 03/17/32	835	742,468
4.13%, 05/07/28	965	960,559
4.25%, 05/06/28(b)	1,420	1,418,599
4.50%, 05/06/30	1,950	1,931,707
4.75%, 02/20/29	2,870	2,902,637
4.75%, 08/28/34(b)	2,400	2,330,138
5.13%, 05/06/35(b)	1,610	1,585,483
Pilgrim's Pride Corp.
3.50%, 03/01/32	5,510	4,880,777
4.25%, 04/15/31	6,080	5,765,904
6.25%, 07/01/33	5,645	5,863,384
6.88%, 05/15/34	3,675	3,963,205
Sysco Corp.
2.40%, 02/15/30	2,194	1,981,518
2.45%, 12/14/31	2,590	2,236,590
3.15%, 12/14/51	3,805	2,355,750
3.25%, 07/15/27	5,175	5,048,753
3.30%, 07/15/26	4,630	4,568,874
Security	Par (000)	Value
Food (continued)
3.30%, 02/15/50	$2,319	$1,497,089
4.45%, 03/15/48	2,273	1,833,125
4.50%, 04/01/46	1,835	1,486,441
4.85%, 10/01/45	2,685	2,316,251
5.10%, 09/23/30	1,935	1,962,295
5.38%, 09/21/35	1,874	1,861,359
5.40%, 03/23/35	2,210	2,208,867
5.75%, 01/17/29	2,940	3,053,724
5.95%, 04/01/30	4,053	4,262,100
6.00%, 01/17/34	2,366	2,497,755
6.60%, 04/01/40	2,075	2,212,345
6.60%, 04/01/50	5,207	5,502,943
The Campbell's Co.
2.38%, 04/24/30	3,498	3,124,473
3.13%, 04/24/50	2,245	1,410,243
4.15%, 03/15/28	5,342	5,296,394
4.75%, 03/23/35	2,625	2,476,324
4.80%, 03/15/48	3,500	2,980,621
5.20%, 03/19/27	2,415	2,443,289
5.20%, 03/21/29	2,555	2,599,335
5.25%, 10/13/54	1,795	1,577,487
5.40%, 03/21/34	2,560	2,553,561
Tyson Foods Inc.
3.55%, 06/02/27	7,139	7,009,989
4.35%, 03/01/29	2,609	2,580,053
4.55%, 06/02/47	3,541	2,869,538
4.88%, 08/15/34	3,056	2,921,003
5.10%, 09/28/48	6,525	5,701,904
5.15%, 08/15/44	2,446	2,183,022
5.40%, 03/15/29	2,990	3,069,136
5.70%, 03/15/34	3,420	3,483,222
		514,180,361
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,848	2,763,857
5.50%, 11/02/47	1,850	1,593,224
Georgia-Pacific LLC
7.75%, 11/15/29	3,723	4,199,636
8.88%, 05/15/31	2,345	2,833,949
International Paper Co.
4.35%, 08/15/48(b)	3,396	2,630,178
4.40%, 08/15/47	3,183	2,481,630
4.80%, 06/15/44	3,140	2,650,300
5.00%, 09/15/35	2,195	2,112,361
5.15%, 05/15/46	2,180	1,911,701
6.00%, 11/15/41(b)	2,921	2,883,247
7.30%, 11/15/39	1,260	1,406,991
Suzano Austria GmbH
2.50%, 09/15/28	2,494	2,291,440
3.13%, 01/15/32	4,867	4,168,891
3.75%, 01/15/31	4,346	3,936,333
5.00%, 01/15/30	4,756	4,651,060
6.00%, 01/15/29	7,252	7,395,257
Suzano International Finance BV, 5.50%, 01/17/27	5,489	5,532,557
		55,442,612
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31(b)	2,840	2,399,585
2.63%, 09/15/29	2,991	2,779,865

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
2.85%, 02/15/52	$2,218	$1,326,415
3.00%, 06/15/27	3,415	3,331,854
3.38%, 09/15/49(b)	3,172	2,151,388
4.13%, 10/15/44	3,201	2,597,415
4.13%, 03/15/49	2,559	1,986,673
4.15%, 01/15/43	2,934	2,399,849
4.30%, 10/01/48	2,168	1,744,835
5.00%, 12/15/54(b)	725	639,819
5.45%, 10/15/32	535	549,569
5.50%, 06/15/41	2,336	2,301,526
5.75%, 10/15/52	2,315	2,264,361
5.90%, 11/15/33	3,425	3,619,773
6.20%, 11/15/53	1,655	1,731,906
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,305	2,840,386
4.00%, 04/01/28	2,133	2,103,922
4.40%, 07/01/32	2,195	2,100,466
5.25%, 03/01/28	5,327	5,431,378
5.40%, 03/01/33	1,448	1,460,391
5.40%, 07/01/34	1,415	1,421,859
5.85%, 01/15/41	1,478	1,463,398
National Fuel Gas Co.
2.95%, 03/01/31	1,975	1,741,935
3.95%, 09/15/27	1,059	1,038,266
4.75%, 09/01/28	2,243	2,229,420
5.50%, 10/01/26	2,310	2,327,837
5.50%, 03/15/30	1,175	1,198,250
5.95%, 03/15/35	1,005	1,007,792
NiSource Inc.
1.70%, 02/15/31	5,250	4,439,861
2.95%, 09/01/29	4,234	3,964,505
3.49%, 05/15/27	5,264	5,157,556
3.60%, 05/01/30	5,138	4,890,298
3.95%, 03/30/48	3,546	2,651,504
4.38%, 05/15/47	4,481	3,583,921
4.80%, 02/15/44	3,474	3,000,662
5.00%, 06/15/52	2,040	1,747,573
5.20%, 07/01/29	2,620	2,670,125
5.25%, 03/30/28	3,841	3,914,149
5.25%, 02/15/43	2,399	2,189,796
5.35%, 04/01/34	3,130	3,141,463
5.40%, 06/30/33	1,453	1,460,500
5.65%, 02/01/45	2,082	1,979,028
5.85%, 04/01/55	805	777,446
5.95%, 06/15/41	1,895	1,873,651
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	1,040	1,063,506
ONE Gas Inc.
2.00%, 05/15/30	1,167	1,030,198
4.25%, 09/01/32	1,055	1,000,686
4.50%, 11/01/48	2,070	1,673,112
4.66%, 02/01/44	1,888	1,619,231
5.10%, 04/01/29	2,975	3,033,983
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,027,168
3.35%, 06/01/50	2,275	1,462,232
3.50%, 06/01/29	3,274	3,137,074
3.64%, 11/01/46	2,072	1,451,461
4.65%, 08/01/43	1,265	1,071,478
5.05%, 05/15/52	2,018	1,718,408
5.10%, 02/15/35	1,375	1,356,988
5.40%, 06/15/33	1,739	1,751,542
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co.
2.95%, 04/15/27	$4,355	$4,244,030
3.75%, 09/15/42	1,645	1,240,793
5.05%, 09/01/34	2,560	2,524,045
5.13%, 11/15/40	1,515	1,414,159
5.20%, 06/01/33	2,190	2,184,131
5.45%, 06/15/35	3,475	3,480,665
5.60%, 04/01/54	2,235	2,100,173
5.75%, 06/01/53	2,270	2,162,654
6.00%, 06/15/55	4,650	4,597,541
6.35%, 11/15/52	2,670	2,753,749
Series TT, 2.60%, 06/15/26	3,666	3,594,599
Series UU, 4.13%, 06/01/48	2,044	1,539,909
Series VV, 4.30%, 01/15/49	2,760	2,137,791
Series WW, 3.95%, 02/15/50	1,607	1,167,813
Series XX, 2.55%, 02/01/30	3,508	3,194,307
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	1,864	1,839,577
3.95%, 10/01/46	2,707	2,012,590
4.40%, 06/01/43	2,430	1,989,307
4.40%, 05/30/47	2,403	1,895,787
4.95%, 09/15/34	1,995	1,925,664
5.15%, 09/15/32	2,455	2,450,095
5.75%, 09/15/33	2,328	2,395,615
5.88%, 03/15/41	3,100	3,081,378
Series 2020-A, 1.75%, 01/15/31	3,109	2,641,932
Series 21A, 3.15%, 09/30/51	2,145	1,321,545
Southwest Gas Corp.
2.20%, 06/15/30	1,667	1,476,063
3.18%, 08/15/51	1,815	1,122,781
3.70%, 04/01/28	1,783	1,734,178
3.80%, 09/29/46	1,451	1,037,071
4.05%, 03/15/32	2,712	2,528,114
4.15%, 06/01/49	1,439	1,067,781
5.45%, 03/23/28	2,010	2,048,716
5.80%, 12/01/27	1,970	2,017,758
Spire Missouri Inc.
3.30%, 06/01/51	510	333,132
4.80%, 02/15/33	1,470	1,441,442
Series 2034, 5.15%, 08/15/34	1,310	1,307,493
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,840,380
Series K, 3.80%, 09/15/46	2,436	1,794,723
		208,668,719
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,645	1,448,822
4.63%, 06/15/28	1,070	1,062,365
Regal Rexnord Corp.
6.05%, 04/15/28	5,945	6,101,953
6.30%, 02/15/30	4,430	4,590,752
6.40%, 04/15/33	5,220	5,409,397
Snap-on Inc.
3.10%, 05/01/50	3,244	2,090,480
3.25%, 03/01/27	2,375	2,329,239
4.10%, 03/01/48	1,735	1,360,121
Stanley Black & Decker Inc.
2.30%, 03/15/30(b)	4,420	3,896,000
2.75%, 11/15/50(b)	3,800	2,091,326
3.00%, 05/15/32	2,187	1,882,554
4.25%, 11/15/28(b)	2,321	2,290,644

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.85%, 11/15/48	$2,607	$2,109,691
5.20%, 09/01/40	2,158	1,970,991
6.00%, 03/06/28	3,585	3,714,486
		42,348,821
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,289	4,922,985
1.40%, 06/30/30(b)	4,238	3,699,751
3.75%, 11/30/26	10,197	10,153,229
4.75%, 11/30/36	7,273	7,116,388
4.75%, 04/15/43	2,680	2,483,272
4.90%, 11/30/46	11,627	10,753,909
5.30%, 05/27/40	4,625	4,621,614
6.00%, 04/01/39	2,040	2,206,823
6.15%, 11/30/37	3,720	4,056,092
Agilent Technologies Inc.
2.10%, 06/04/30	2,596	2,299,471
2.30%, 03/12/31	4,519	3,949,062
2.75%, 09/15/29	3,554	3,296,713
3.05%, 09/22/26	2,756	2,706,853
4.20%, 09/09/27	1,350	1,342,470
4.75%, 09/09/34	2,390	2,304,180
Baxter International Inc.
1.73%, 04/01/31(b)	3,505	2,949,688
1.92%, 02/01/27	6,755	6,459,995
2.27%, 12/01/28	6,245	5,761,729
2.54%, 02/01/32(b)	4,325	3,709,162
2.60%, 08/15/26	4,077	3,982,339
3.13%, 12/01/51	3,612	2,218,946
3.50%, 08/15/46	2,538	1,740,126
3.95%, 04/01/30	2,660	2,573,756
Boston Scientific Corp.
2.65%, 06/01/30	4,736	4,347,048
4.00%, 03/01/28	3,250	3,236,716
4.55%, 03/01/39	1,958	1,803,641
4.70%, 03/01/49	3,164	2,762,228
6.50%, 11/15/35	1,788	1,975,364
7.38%, 01/15/40	1,596	1,883,923
Danaher Corp.
2.60%, 10/01/50	4,313	2,524,556
2.80%, 12/10/51	4,185	2,527,180
4.38%, 09/15/45	2,198	1,858,801
Dentsply Sirona Inc., 3.25%, 06/01/30	3,958	3,571,480
DH Europe Finance II SARL
2.60%, 11/15/29	5,566	5,151,653
3.25%, 11/15/39	3,797	2,970,336
3.40%, 11/15/49	3,509	2,425,743
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,176	4,154,254
GE HealthCare Technologies Inc.
4.80%, 08/14/29	4,095	4,116,928
5.65%, 11/15/27	9,255	9,495,818
5.86%, 03/15/30	5,315	5,564,811
5.91%, 11/22/32	3,655	3,840,812
6.38%, 11/22/52	4,958	5,218,837
Koninklijke Philips NV
5.00%, 03/15/42	2,677	2,334,787
6.88%, 03/11/38	3,085	3,304,983
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,940	5,947,828
4.50%, 03/30/33	4,115	4,015,014
Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Inc.
4.00%, 04/01/43	$100	$82,321
4.38%, 03/15/35	9,165	8,719,815
4.63%, 03/15/45	8,277	7,254,419
Revvity Inc.
1.90%, 09/15/28	3,318	3,041,196
2.25%, 09/15/31	2,695	2,265,429
2.55%, 03/15/31	2,010	1,739,576
3.30%, 09/15/29	3,516	3,305,906
3.63%, 03/15/51	1,940	1,277,087
Smith & Nephew PLC
2.03%, 10/14/30	5,585	4,844,299
5.15%, 03/20/27	1,355	1,367,520
5.40%, 03/20/34	2,485	2,473,915
Solventum Corp.
5.40%, 03/01/29	5,240	5,347,039
5.45%, 02/25/27	3,510	3,554,248
5.45%, 03/13/31	5,030	5,150,264
5.60%, 03/23/34	6,330	6,383,186
5.90%, 04/30/54	5,960	5,720,122
6.00%, 05/15/64	2,942	2,812,463
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,076	2,725,852
3.75%, 03/15/51	3,900	2,699,058
Stryker Corp.
1.95%, 06/15/30	6,088	5,364,954
2.90%, 06/15/50	2,981	1,892,079
3.65%, 03/07/28	4,422	4,336,276
4.10%, 04/01/43	1,783	1,442,013
4.25%, 09/11/29	3,070	3,046,099
4.38%, 05/15/44	2,543	2,116,093
4.55%, 02/10/27	3,455	3,466,954
4.63%, 09/11/34	2,550	2,468,797
4.63%, 03/15/46	4,365	3,746,536
4.70%, 02/10/28	3,325	3,355,022
4.85%, 12/08/28	3,910	3,965,370
4.85%, 02/10/30	3,305	3,339,505
5.20%, 02/10/35	3,315	3,318,425
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	4,210	3,871,019
2.00%, 10/15/31	4,915	4,227,190
2.60%, 10/01/29	4,719	4,385,055
2.80%, 10/15/41	4,965	3,460,254
4.10%, 08/15/47	3,319	2,632,963
4.80%, 11/21/27	4,623	4,690,483
4.95%, 08/10/26	5,430	5,463,244
4.95%, 11/21/32(b)	2,585	2,605,759
4.98%, 08/10/30	3,878	3,962,591
5.00%, 12/05/26	4,360	4,400,293
5.00%, 01/31/29(b)	5,015	5,125,359
5.09%, 08/10/33	3,865	3,894,643
5.20%, 01/31/34	2,760	2,791,643
5.30%, 02/01/44	1,724	1,632,440
5.40%, 08/10/43	2,550	2,462,221
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,995	3,485,540
4.45%, 08/15/45	2,759	2,213,649
4.70%, 02/19/27	1,475	1,477,743
5.05%, 02/19/30	1,715	1,741,168
5.20%, 09/15/34	3,280	3,237,259
5.35%, 12/01/28(b)	3,950	4,052,612

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.50%, 02/19/35	$1,535	$1,548,230
5.75%, 11/30/39	1,113	1,097,020
		367,421,510
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	917,445
Adventist Health System/West
3.63%, 03/01/49(b)	2,401	1,572,555
5.43%, 03/01/32	2,145	2,138,564
5.76%, 12/01/34	910	896,332
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,227,527
3.83%, 08/15/28	1,186	1,161,915
4.27%, 08/15/48	1,586	1,248,663
Series 2020, 2.21%, 06/15/30	455	406,527
Series 2020, 3.01%, 06/15/50	1,622	1,030,749
Aetna Inc.
3.88%, 08/15/47	60	42,348
4.50%, 05/15/42(b)	3,221	2,600,177
4.75%, 03/15/44	2,284	1,870,832
6.63%, 06/15/36	3,841	4,053,012
6.75%, 12/15/37	2,928	3,102,886
AHS Hospital Corp.
5.02%, 07/01/45	1,710	1,554,453
Series 2021, 2.78%, 07/01/51	2,536	1,522,186
Allina Health System
2.90%, 11/15/51	1,930	1,147,719
Series 2019, 3.89%, 04/15/49	2,378	1,754,535
Ascension Health
3.95%, 11/15/46	5,760	4,512,463
4.85%, 11/15/53	2,090	1,829,265
Series B, 2.53%, 11/15/29	3,904	3,601,224
Series B, 3.11%, 11/15/39	3,061	2,337,941
Banner Health
1.90%, 01/01/31	2,263	1,956,208
2.34%, 01/01/30	2,532	2,298,552
2.91%, 01/01/42	1,100	761,228
2.91%, 01/01/51	1,357	833,819
Series 2020, 3.18%, 01/01/50	1,953	1,280,018
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	273,068
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	464,111
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,539	2,621,768
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,525,451
4.19%, 11/15/45	2,528	2,042,369
Series 2021, 1.78%, 11/15/30	1,731	1,489,919
Series 2021, 2.84%, 11/15/50	4,190	2,560,679
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	730	441,153
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,376	3,205,305
Series 2018, 4.30%, 07/01/28	1,851	1,840,036
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,075,525
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(b)	2,120	1,823,208
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28	$9,665	$8,903,907
2.50%, 03/01/31(b)	9,650	8,195,823
2.63%, 08/01/31	5,915	5,009,902
3.00%, 10/15/30	10,055	8,845,737
3.38%, 02/15/30	9,480	8,637,211
4.25%, 12/15/27	11,575	11,309,123
4.63%, 12/15/29	16,295	15,692,260
Children's Health System of Texas, 2.51%, 08/15/50	1,951	1,104,377
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,193	1,751,451
Series 2020, 2.59%, 02/01/50	1,525	882,976
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,953	1,622,630
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,648	1,570,716
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	1,136	686,505
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,684	2,652,476
Cigna Group (The)
2.38%, 03/15/31	6,986	6,108,578
2.40%, 03/15/30	6,177	5,564,921
3.05%, 10/15/27	3,029	2,932,429
3.20%, 03/15/40	4,075	3,027,675
3.40%, 03/01/27	7,158	7,029,590
3.40%, 03/15/50	6,992	4,568,805
3.40%, 03/15/51	5,900	3,829,616
3.88%, 10/15/47	5,161	3,734,658
4.38%, 10/15/28	15,083	14,996,227
4.80%, 08/15/38	10,769	9,846,818
4.80%, 07/15/46	4,534	3,841,046
4.90%, 12/15/48	12,073	10,202,300
5.00%, 05/15/29	2,510	2,548,383
5.13%, 05/15/31	3,430	3,487,125
5.25%, 02/15/34	4,150	4,143,984
5.40%, 03/15/33	3,655	3,716,724
5.60%, 02/15/54	5,245	4,845,344
6.13%, 11/15/41	2,853	2,895,542
City of Hope
Series 2013, 5.62%, 11/15/43	2,010	1,882,670
Series 2018, 4.38%, 08/15/48(b)	1,897	1,472,910
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,745	1,415,722
CommonSpirit Health
2.78%, 10/01/30	1,872	1,689,232
3.35%, 10/01/29	3,045	2,878,976
3.82%, 10/01/49	3,052	2,178,719
3.91%, 10/01/50	1,304	926,502
4.19%, 10/01/49	2,966	2,227,551
4.35%, 11/01/42(b)	2,968	2,428,771
5.21%, 12/01/31	2,205	2,224,703
5.32%, 12/01/34	2,130	2,093,555
5.55%, 12/01/54	600	550,417
6.07%, 11/01/27	1,756	1,810,682
6.46%, 11/01/52	915	934,663
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	1,631	998,980
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,948	2,060,727

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	$3,690	$2,493,735
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,292	1,701,164
Dignity Health
4.50%, 11/01/42	1,030	841,104
5.27%, 11/01/64	1,100	938,803
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	2,866	2,187,707
Elevance Health Inc.
2.25%, 05/15/30	4,853	4,323,618
2.55%, 03/15/31	5,590	4,939,829
2.88%, 09/15/29	4,287	3,995,733
3.13%, 05/15/50	2,661	1,678,281
3.60%, 03/15/51	6,463	4,414,188
3.65%, 12/01/27	8,063	7,917,056
3.70%, 09/15/49	4,907	3,413,891
4.10%, 03/01/28	6,133	6,078,873
4.10%, 05/15/32	2,813	2,651,170
4.38%, 12/01/47	7,286	5,788,969
4.50%, 10/30/26	2,940	2,939,591
4.55%, 03/01/48	4,535	3,657,583
4.55%, 05/15/52	2,725	2,164,981
4.63%, 05/15/42	2,699	2,301,266
4.65%, 01/15/43	5,765	4,926,255
4.65%, 08/15/44	2,942	2,485,021
4.75%, 02/15/30	3,190	3,200,592
4.75%, 02/15/33	3,350	3,259,739
4.95%, 11/01/31	4,330	4,338,367
5.10%, 01/15/44	4,078	3,640,617
5.13%, 02/15/53	4,040	3,511,654
5.15%, 06/15/29	2,535	2,582,232
5.20%, 02/15/35	4,595	4,568,324
5.38%, 06/15/34	3,525	3,531,586
5.50%, 10/15/32	4,185	4,294,256
5.65%, 06/15/54	3,480	3,249,265
5.70%, 02/15/55	5,080	4,779,662
5.85%, 01/15/36	1,329	1,365,506
5.85%, 11/01/64	3,787	3,564,416
5.95%, 12/15/34	2,275	2,371,034
6.10%, 10/15/52	2,725	2,705,137
6.38%, 06/15/37	2,450	2,579,826
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	205	149,130
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	575,380
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,856	1,466,123
4.50%, 07/01/57	1,415	1,123,659
Series 2020, 2.68%, 09/01/41	2,756	1,864,584
Series 2020, 2.88%, 09/01/50	2,127	1,296,555
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,400,718
HCA Inc.
2.38%, 07/15/31	5,625	4,811,590
3.13%, 03/15/27	4,700	4,581,879
3.38%, 03/15/29	1,807	1,718,723
3.50%, 09/01/30	11,460	10,681,118
3.50%, 07/15/51	7,120	4,565,748
3.63%, 03/15/32	9,047	8,209,761
4.13%, 06/15/29	8,360	8,142,329
4.38%, 03/15/42	2,911	2,348,854
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 02/15/27	$5,788	$5,770,530
4.63%, 03/15/52	7,940	6,222,349
5.00%, 03/01/28	1,100	1,111,454
5.13%, 06/15/39(b)	4,365	4,005,140
5.20%, 06/01/28	2,615	2,652,374
5.25%, 06/15/26	7,370	7,377,309
5.25%, 03/01/30	2,055	2,086,494
5.25%, 06/15/49	8,091	6,992,226
5.38%, 09/01/26	4,888	4,909,977
5.45%, 04/01/31	3,695	3,760,697
5.45%, 09/15/34	4,870	4,828,502
5.50%, 03/01/32	4,005	4,053,051
5.50%, 06/01/33	5,211	5,258,747
5.50%, 06/15/47	7,552	6,842,197
5.60%, 04/01/34	6,255	6,284,765
5.63%, 09/01/28	6,887	7,041,325
5.75%, 03/01/35	6,110	6,162,810
5.88%, 02/01/29	5,090	5,253,315
5.90%, 06/01/53	4,870	4,563,978
5.95%, 09/15/54	3,525	3,322,122
6.00%, 04/01/54	5,730	5,436,756
6.10%, 04/01/64	2,995	2,828,750
6.20%, 03/01/55	2,100	2,049,316
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	2,757	2,023,513
Humana Inc.
1.35%, 02/03/27	3,770	3,589,962
2.15%, 02/03/32	3,510	2,872,278
3.13%, 08/15/29	2,771	2,580,348
3.70%, 03/23/29	4,825	4,633,224
3.95%, 03/15/27	3,539	3,513,125
3.95%, 08/15/49	2,582	1,791,868
4.63%, 12/01/42	2,910	2,359,881
4.80%, 03/15/47	2,465	1,969,119
4.88%, 04/01/30	2,795	2,780,309
4.95%, 10/01/44	4,034	3,370,580
5.38%, 04/15/31	4,010	4,035,625
5.50%, 03/15/53	1,880	1,632,430
5.75%, 03/01/28	1,396	1,432,778
5.75%, 12/01/28	1,345	1,388,798
5.75%, 04/15/54	2,154	1,935,198
5.88%, 03/01/33	3,465	3,518,180
5.95%, 03/15/34	3,855	3,913,229
ICON Investments Six DAC
5.81%, 05/08/27	2,470	2,511,078
5.85%, 05/08/29	2,330	2,387,142
6.00%, 05/08/34	1,950	1,951,282
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	3,010	2,306,299
Series 2021, 2.85%, 11/01/51	1,245	755,908
Inova Health System Foundation, 4.07%, 05/15/52	2,499	1,911,374
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,599,441
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	195,241
IQVIA Inc.
5.70%, 05/15/28	5,075	5,163,180
6.25%, 02/01/29	1,890	1,961,425
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	4,091	3,113,965

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Kaiser Foundation Hospitals
3.15%, 05/01/27	$4,428	$4,319,365
4.15%, 05/01/47	7,192	5,732,326
4.88%, 04/01/42	2,712	2,459,217
Series 2019, 3.27%, 11/01/49	5,408	3,632,800
Series 2021, 2.81%, 06/01/41	4,692	3,261,690
Series 2021, 3.00%, 06/01/51	5,697	3,583,167
Laboratory Corp. of America Holdings
1.55%, 06/01/26	2,985	2,899,170
2.70%, 06/01/31	2,800	2,487,315
2.95%, 12/01/29	2,812	2,615,384
3.60%, 09/01/27	3,670	3,605,858
4.35%, 04/01/30	3,440	3,376,237
4.55%, 04/01/32	2,700	2,639,113
4.70%, 02/01/45	4,303	3,637,340
4.80%, 10/01/34	3,500	3,358,864
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	152,071
Series 2017, 3.77%, 07/01/48	1,264	939,506
Series 2020, 3.19%, 07/01/49	1,835	1,217,401
Series 2020, 3.34%, 07/01/60	2,326	1,465,349
Mayo Clinic
3.77%, 11/15/43	1,325	1,040,116
Series 2013, 4.00%, 11/15/47	290	224,017
Series 2016, 4.13%, 11/15/52	2,691	2,089,621
Series 2021, 3.20%, 11/15/61	2,286	1,396,312
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,562	2,066,778
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,777	1,196,852
Memorial Health Services, 3.45%, 11/01/49	1,778	1,212,323
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,342,480
5.00%, 07/01/42	690	643,814
Series 2015, 4.20%, 07/01/55	2,009	1,573,898
Series 2020, 2.96%, 01/01/50	781	493,414
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,836	2,269,082
Montefiore Obligated Group
4.29%, 09/01/50	1,216	804,789
Series 18-C, 5.25%, 11/01/48(b)	1,802	1,434,839
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	610,846
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	1,592	1,121,834
Series 2019, 3.74%, 07/01/49	2,455	1,570,686
Series 2020, 3.39%, 07/01/50	1,946	1,151,921
MultiCare Health System, 2.80%, 08/15/50	1,413	833,638
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,733	1,842,220
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,806	1,512,565
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	720,896
2.61%, 08/01/60(b)	1,308	703,608
4.02%, 08/01/45	3,024	2,392,520
4.06%, 08/01/56	553	414,041
Series 2019, 3.95%, 08/01/2119	1,835	1,208,883
Northwell Healthcare Inc.
3.81%, 11/01/49	2,735	1,927,640
3.98%, 11/01/46	2,965	2,198,910
Security	Par (000)	Value
Health Care - Services (continued)
4.26%, 11/01/47	$3,500	$2,679,043
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	2,910	1,715,546
Novant Health Inc.
2.64%, 11/01/36	2,366	1,813,187
3.17%, 11/01/51	3,269	2,084,619
3.32%, 11/01/61(b)	1,751	1,069,978
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	736,709
OhioHealth Corp.
2.30%, 11/15/31	2,224	1,935,450
2.83%, 11/15/41	2,270	1,563,182
Series 2020, 3.04%, 11/15/50	1,876	1,228,026
Orlando Health Obligated Group
3.33%, 10/01/50	2,142	1,420,921
4.09%, 10/01/48	1,947	1,504,489
5.48%, 10/01/35	1,415	1,433,947
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,042	1,654,036
Series 2020, 3.22%, 11/15/50	2,407	1,433,972
Piedmont Healthcare Inc.
2.04%, 01/01/32	2,087	1,716,931
2.86%, 01/01/52	1,646	969,892
Series 2042, 2.72%, 01/01/42	1,891	1,273,955
Presbyterian Healthcare Services, 4.88%, 08/01/52	2,175	1,887,044
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,075	3,078,734
Series 19A, 2.53%, 10/01/29	2,877	2,636,238
Series 21A, 2.70%, 10/01/51	3,400	1,840,712
Series A, 3.93%, 10/01/48	2,510	1,823,783
Series H, 2.75%, 10/01/26	1,187	1,155,491
Series I, 3.74%, 10/01/47	1,748	1,253,252
Queen's Health Systems (The), 4.81%, 07/01/52	1,981	1,720,505
Quest Diagnostics Inc.
2.80%, 06/30/31	2,801	2,507,309
2.95%, 06/30/30	4,067	3,749,651
3.45%, 06/01/26	3,872	3,831,790
4.20%, 06/30/29	3,033	2,994,902
4.60%, 12/15/27	2,770	2,782,083
4.63%, 12/15/29	3,425	3,429,318
4.70%, 03/30/45	2,146	1,819,814
5.00%, 12/15/34	2,410	2,365,544
6.40%, 11/30/33	1,670	1,801,898
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	2,010	1,290,077
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,313	1,278,615
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	2,035	1,207,292
Sentara Health, 2.93%, 11/01/51	1,849	1,130,935
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,121	1,249,805
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,730,418
Series A, 3.82%, 06/01/27	2,055	2,026,132
Stanford Health Care
3.03%, 08/15/51	2,200	1,367,114
Series 2018, 3.80%, 11/15/48	3,391	2,500,312

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 3.31%, 08/15/30	$1,250	$1,178,899
Summa Health, 3.51%, 11/15/51(b)	1,825	1,272,737
Sutter Health
5.55%, 08/15/53(b)	248	238,189
Series 2018, 3.70%, 08/15/28	2,054	1,999,703
Series 2018, 4.09%, 08/15/48	2,161	1,676,794
Series 2025, 5.21%, 08/15/32	965	978,189
Series 2025, 5.54%, 08/15/35	2,940	2,982,517
Series 20A, 2.29%, 08/15/30	1,489	1,323,734
Series 20A, 3.16%, 08/15/40	857	649,683
Series 20A, 3.36%, 08/15/50(b)	2,014	1,349,050
Texas Health Resources
2.33%, 11/15/50	2,862	1,550,967
4.33%, 11/15/55	1,429	1,132,953
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,938,082
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,494,754
Series 2019, 3.43%, 12/01/48	1,315	951,677
Series 2021, 2.63%, 12/01/40	2,816	1,959,237
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	434,125
UnitedHealth Group Inc.
3.70%, 05/15/27	3,784	3,729,069
2.00%, 05/15/30	6,215	5,474,926
2.30%, 05/15/31	6,190	5,369,884
2.75%, 05/15/40	5,066	3,536,901
2.88%, 08/15/29	4,339	4,049,288
2.90%, 05/15/50	6,248	3,748,327
2.95%, 10/15/27	4,474	4,318,089
3.05%, 05/15/41	4,732	3,368,892
3.13%, 05/15/60(b)	4,079	2,357,692
3.25%, 05/15/51	9,115	5,807,387
3.38%, 04/15/27	3,258	3,191,828
3.45%, 01/15/27(b)	4,333	4,266,247
3.50%, 08/15/39	5,869	4,603,084
3.70%, 08/15/49	5,467	3,824,703
3.75%, 10/15/47	5,021	3,597,930
3.85%, 06/15/28	5,576	5,471,394
3.88%, 12/15/28	4,142	4,048,885
3.88%, 08/15/59	5,322	3,589,788
3.95%, 10/15/42	3,630	2,858,165
4.00%, 05/15/29	4,479	4,377,739
4.20%, 05/15/32	6,360	6,044,571
4.20%, 01/15/47	3,884	3,002,078
4.25%, 01/15/29	6,080	6,007,621
4.25%, 03/15/43	2,816	2,289,804
4.25%, 04/15/47	3,924	3,071,544
4.25%, 06/15/48	6,188	4,783,039
4.38%, 03/15/42	3,049	2,547,587
4.45%, 12/15/48	5,271	4,193,237
4.50%, 04/15/33	6,585	6,280,523
4.60%, 04/15/27	3,180	3,186,490
4.63%, 07/15/35	4,056	3,835,999
4.63%, 11/15/41	3,211	2,779,578
4.70%, 04/15/29	2,280	2,285,262
4.75%, 07/15/26	5,180	5,192,713
4.75%, 07/15/45	8,315	7,094,756
4.75%, 05/15/52	8,120	6,663,122
4.80%, 01/15/30	5,980	6,011,550
4.90%, 04/15/31	3,876	3,880,781
4.95%, 01/15/32	8,280	8,232,684
Security	Par (000)	Value
Health Care - Services (continued)
4.95%, 05/15/62	$4,830	$3,963,578
5.00%, 04/15/34	5,388	5,269,000
5.05%, 04/15/53	7,835	6,721,764
5.15%, 07/15/34	9,005	8,890,832
5.20%, 04/15/63	6,460	5,508,663
5.25%, 02/15/28	5,465	5,569,024
5.30%, 02/15/30	5,349	5,475,411
5.35%, 02/15/33	8,615	8,688,100
5.38%, 04/15/54	7,005	6,304,800
5.50%, 07/15/44	6,555	6,164,543
5.50%, 04/15/64	4,270	3,837,918
5.63%, 07/15/54	11,025	10,309,751
5.70%, 10/15/40(b)	2,379	2,330,015
5.75%, 07/15/64	8,825	8,232,490
5.80%, 03/15/36	3,775	3,860,659
5.88%, 02/15/53	7,565	7,308,537
5.95%, 02/15/41	2,350	2,357,824
6.05%, 02/15/63	5,480	5,328,377
6.50%, 06/15/37	2,768	2,959,151
6.63%, 11/15/37	3,283	3,537,558
6.88%, 02/15/38	5,141	5,698,581
Universal Health Services Inc.
1.65%, 09/01/26	4,230	4,064,232
2.65%, 10/15/30	3,733	3,276,728
2.65%, 01/15/32	2,465	2,049,745
4.63%, 10/15/29	2,945	2,885,814
5.05%, 10/15/34	2,080	1,953,313
UPMC
5.04%, 05/15/33(b)	1,995	1,963,190
5.38%, 05/15/43	1,780	1,659,379
WakeMed, Series A, 3.29%, 10/01/52	1,265	820,153
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	505,935
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	1,998	1,633,545
Series 2021, 3.07%, 03/01/51	2,522	1,498,800
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	3,281	1,855,159
		1,132,949,903
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
6.55%, 03/15/32(c)	2,120	2,141,150
6.70%, 07/29/31	4,080	4,192,435
6.90%, 04/13/29	1,700	1,762,831
Ares Capital Corp.
2.15%, 07/15/26	3,915	3,794,530
2.88%, 06/15/27	1,764	1,693,718
2.88%, 06/15/28	5,515	5,150,468
3.20%, 11/15/31	3,335	2,872,845
5.50%, 09/01/30	2,480	2,461,218
5.80%, 03/08/32	4,335	4,269,179
5.88%, 03/01/29	5,215	5,284,987
5.95%, 07/15/29	2,584	2,627,974
7.00%, 01/15/27	4,172	4,301,077
Ares Strategic Income Fund
5.60%, 02/15/30	3,060	3,007,255
5.70%, 03/15/28	1,190	1,191,070
6.20%, 03/21/32	3,190	3,159,140
6.35%, 08/15/29	1,160	1,174,558

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	$1,990	$1,911,550
5.95%, 03/15/30	130	128,026
Barings BDC Inc.
3.30%, 11/23/26	1,305	1,265,256
7.00%, 02/15/29	170	174,860
Blackstone Private Credit Fund
2.63%, 12/15/26	3,615	3,482,831
3.25%, 03/15/27	5,730	5,539,938
4.00%, 01/15/29	2,795	2,653,990
4.95%, 09/26/27	120	118,575
5.25%, 04/01/30	100	97,844
5.60%, 11/22/29	2,100	2,086,076
5.95%, 07/16/29	2,225	2,245,768
6.00%, 01/29/32	4,500	4,498,115
6.00%, 11/22/34	3,450	3,322,404
6.25%, 01/25/31	1,410	1,437,177
7.30%, 11/27/28	1,145	1,212,292
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,829	2,688,756
2.75%, 09/16/26	3,275	3,174,260
2.85%, 09/30/28	3,250	2,999,638
5.30%, 06/30/30	1,420	1,395,486
5.35%, 04/13/28	880	881,818
5.88%, 11/15/27	1,740	1,769,284
Blue Owl Capital Corp.
2.63%, 01/15/27	3,242	3,099,909
2.88%, 06/11/28	3,930	3,626,769
3.40%, 07/15/26	2,215	2,167,659
5.95%, 03/15/29	600	599,601
6.20%, 07/15/30(b)	1,230	1,236,330
Blue Owl Capital Corp. II, 8.45%, 11/15/26	555	576,075
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,585	2,475,852
Blue Owl Credit Income Corp.
3.13%, 09/23/26(b)	2,060	1,992,389
4.70%, 02/08/27	2,050	2,027,123
5.80%, 03/15/30	2,705	2,678,074
6.60%, 09/15/29	3,730	3,813,861
6.65%, 03/15/31	3,235	3,289,639
7.75%, 09/16/27	1,125	1,171,360
7.75%, 01/15/29	2,310	2,441,541
7.95%, 06/13/28	973	1,029,494
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	2,012	1,901,389
6.10%, 03/15/28(c)	1,145	1,135,793
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	1,710	1,721,390
Carlyle Secured Lending Inc., 6.75%, 02/18/30	80	80,756
Franklin BSP Capital Corp., 7.20%, 06/15/29	240	242,598
FS KKR Capital Corp.
2.63%, 01/15/27(b)	2,789	2,657,139
3.13%, 10/12/28	4,064	3,680,641
3.25%, 07/15/27	2,000	1,899,342
6.13%, 01/15/30	1,650	1,625,145
6.88%, 08/15/29	2,710	2,756,405
7.88%, 01/15/29	300	314,145
Goldman Sachs BDC Inc., 6.38%, 03/11/27	590	601,882
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(b)(c)	775	777,529
6.25%, 05/06/30(b)(c)	775	781,788
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC Inc.
2.05%, 02/15/27	$2,188	$2,066,774
2.50%, 08/24/26	2,735	2,648,254
6.00%, 07/15/29	1,835	1,857,337
7.05%, 12/05/28	560	585,323
Golub Capital Private Credit Fund
5.80%, 09/12/29(c)	410	405,813
5.88%, 05/01/30(c)	2,200	2,182,424
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	4,315	4,210,879
HPS Corporate Lending Fund
5.95%, 04/14/32	2,010	1,983,372
6.25%, 09/30/29	465	472,092
6.75%, 01/30/29	2,490	2,570,169
Main Street Capital Corp.
3.00%, 07/14/26	2,970	2,884,891
6.50%, 06/04/27	1,500	1,528,295
6.95%, 03/01/29	930	959,046
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	1,270	1,257,746
6.00%, 05/19/30	1,100	1,103,616
6.15%, 05/17/29	1,555	1,583,409
MSD Investment Corp., 6.25%, 05/31/30(c)	770	755,285
New Mountain Finance Corp.
6.20%, 10/15/27	440	442,206
6.88%, 02/01/29	330	333,074
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)	30	29,650
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(b)	50	50,906
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,463	2,332,752
6.34%, 02/27/30	860	848,821
7.10%, 02/15/29(b)	1,560	1,591,522
Oaktree Strategic Credit Fund
6.50%, 07/23/29	280	283,379
8.40%, 11/14/28	340	363,855
Sixth Street Lending Partners
5.75%, 01/15/30	730	726,010
6.13%, 07/15/30(c)	3,290	3,324,553
6.50%, 03/11/29	490	502,894
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(b)	1,770	1,715,008
5.63%, 08/15/30	835	831,264
6.13%, 03/01/29	420	426,956
6.95%, 08/14/28	715	747,112
		188,174,684
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,235	4,057,746
1.40%, 10/15/27	1,659	1,545,238
4.85%, 10/15/30	50	49,924
5.00%, 10/15/34	610	594,058
5.50%, 10/15/35	1,710	1,710,487
Lennar Corp.
4.75%, 11/29/27	4,038	4,052,001
5.00%, 06/15/27	2,673	2,685,467
5.20%, 07/30/30	2,100	2,119,713
5.25%, 06/01/26	2,646	2,650,989
MDC Holdings Inc.
2.50%, 01/15/31	2,332	2,018,158

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
3.85%, 01/15/30	$1,976	$1,873,012
3.97%, 08/06/61(b)	1,565	1,089,891
6.00%, 01/15/43	3,397	3,005,478
Meritage Homes Corp.
5.13%, 06/06/27	570	574,960
5.65%, 03/15/35	1,165	1,140,097
NVR Inc., 3.00%, 05/15/30(b)	2,398	2,211,684
PulteGroup Inc.
5.00%, 01/15/27	2,865	2,877,733
6.00%, 02/15/35	1,568	1,606,502
6.38%, 05/15/33	2,076	2,193,367
7.88%, 06/15/32	1,179	1,348,988
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	2,365	2,266,010
4.35%, 02/15/28	2,405	2,377,421
4.88%, 03/15/27	3,005	3,005,942
		47,054,866
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	2,942	2,834,592
3.50%, 11/15/51	3,020	1,809,058
4.40%, 03/15/29(b)	2,722	2,611,284
		7,254,934
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,440	2,032,600
2.65%, 04/30/30	1,867	1,689,956
4.88%, 12/06/28	3,756	3,789,278
5.75%, 03/15/33	1,880	1,927,190
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,734	2,340,871
3.15%, 08/01/27	1,506	1,468,351
3.95%, 08/01/47	2,085	1,590,114
5.00%, 06/15/52	2,220	1,939,835
5.60%, 11/15/32	2,955	3,070,171
Clorox Co. (The)
1.80%, 05/15/30	3,564	3,111,542
3.10%, 10/01/27	3,203	3,111,370
3.90%, 05/15/28	3,503	3,468,076
4.40%, 05/01/29	3,505	3,506,289
4.60%, 05/01/32	3,459	3,414,957
Kimberly-Clark Corp.
1.05%, 09/15/27	3,481	3,248,870
2.00%, 11/02/31(b)	2,883	2,512,434
2.88%, 02/07/50	2,409	1,526,624
3.10%, 03/26/30	4,058	3,837,292
3.20%, 04/25/29	4,015	3,868,070
3.20%, 07/30/46	1,915	1,315,469
3.90%, 05/04/47	1,702	1,292,915
3.95%, 11/01/28	3,517	3,491,965
4.50%, 02/16/33	2,280	2,248,048
5.30%, 03/01/41	2,460	2,383,114
6.63%, 08/01/37	2,873	3,262,165
		65,447,566
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,922	3,485,455
Aegon Ltd., 5.50%, 04/11/48(a)	3,150	3,129,940
Aflac Inc.
2.88%, 10/15/26	3,097	3,033,806
Security	Par (000)	Value
Insurance (continued)
3.60%, 04/01/30	$5,773	$5,567,410
4.00%, 10/15/46	1,941	1,484,022
4.75%, 01/15/49	3,518	2,950,702
Alleghany Corp.
3.25%, 08/15/51	3,100	2,022,124
3.63%, 05/15/30	3,874	3,725,257
4.90%, 09/15/44	2,395	2,132,661
Allstate Corp. (The)
1.45%, 12/15/30	3,194	2,696,215
3.28%, 12/15/26	2,982	2,929,839
3.85%, 08/10/49	2,708	1,998,966
4.20%, 12/15/46	3,502	2,783,798
4.50%, 06/15/43	2,698	2,273,188
5.05%, 06/24/29	2,275	2,323,221
5.25%, 03/30/33	2,220	2,245,817
5.35%, 06/01/33	2,284	2,326,690
5.55%, 05/09/35(b)	3,331	3,410,498
5.95%, 04/01/36	2,165	2,279,094
6.50%, 05/15/67(a)	2,495	2,486,236
American Financial Group Inc./OH
4.50%, 06/15/47	1,815	1,427,056
5.25%, 04/02/30(b)	902	922,992
American International Group Inc.
3.40%, 06/30/30	2,405	2,264,089
3.88%, 01/15/35	1,720	1,537,572
4.20%, 04/01/28	2,720	2,697,891
4.38%, 06/30/50	5,209	4,202,367
4.50%, 07/16/44	2,190	1,857,303
4.75%, 04/01/48	5,708	4,922,935
4.85%, 05/07/30	1,340	1,345,752
5.13%, 03/27/33	3,465	3,467,450
5.45%, 05/07/35	1,390	1,397,606
Series A-9, 5.75%, 04/01/48(a)	10	10,000
American National Group Inc.
5.00%, 06/15/27	3,116	3,114,555
5.75%, 10/01/29	440	447,224
Aon Corp.
2.80%, 05/15/30	4,841	4,435,765
3.75%, 05/02/29	4,122	4,003,414
4.50%, 12/15/28	2,527	2,529,724
6.25%, 09/30/40	2,154	2,241,817
8.21%, 01/01/27	901	947,578
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,580	2,195,922
2.60%, 12/02/31	2,370	2,072,117
2.85%, 05/28/27	2,915	2,831,124
2.90%, 08/23/51	4,160	2,475,485
3.90%, 02/28/52	3,665	2,635,651
5.00%, 09/12/32	2,305	2,312,116
5.35%, 02/28/33	2,500	2,542,455
Aon Global Ltd.
4.60%, 06/14/44	3,732	3,122,749
4.75%, 05/15/45	2,549	2,174,325
Aon North America Inc.
5.13%, 03/01/27	3,365	3,400,362
5.15%, 03/01/29	4,555	4,644,862
5.30%, 03/01/31	3,455	3,541,615
5.45%, 03/01/34	7,393	7,479,133
5.75%, 03/01/54	5,240	5,013,675

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/26	$3,217	$3,189,304
5.03%, 12/15/46	2,584	2,253,453
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,551,073
7.35%, 05/01/34	1,820	2,067,594
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,910	2,621,784
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,460	2,126,493
3.05%, 03/09/52	3,845	2,339,925
3.50%, 05/20/51	6,147	4,138,205
4.60%, 12/15/27	3,325	3,332,737
4.85%, 12/15/29	1,690	1,703,349
5.00%, 02/15/32	2,010	2,014,969
5.15%, 02/15/35	3,825	3,765,262
5.45%, 07/15/34	1,988	2,006,987
5.50%, 03/02/33	1,790	1,820,673
5.55%, 02/15/55	1,845	1,712,828
5.75%, 03/02/53	2,108	2,015,572
5.75%, 07/15/54	1,510	1,436,082
6.50%, 02/15/34	2,045	2,207,121
6.75%, 02/15/54	2,245	2,424,330
Assurant Inc.
2.65%, 01/15/32	1,925	1,612,130
3.70%, 02/22/30	2,387	2,243,727
4.90%, 03/27/28	2,465	2,467,587
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	2,961	2,693,599
3.60%, 09/15/51	1,600	1,047,694
6.13%, 09/15/28	1,450	1,513,258
Athene Holding Ltd.
3.45%, 05/15/52(b)	3,790	2,329,705
3.50%, 01/15/31	2,990	2,772,737
3.95%, 05/25/51	3,085	2,099,784
4.13%, 01/12/28	5,200	5,113,602
5.88%, 01/15/34(b)	2,493	2,523,247
6.15%, 04/03/30	2,017	2,117,665
6.25%, 04/01/54	2,660	2,539,651
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	760	747,575
6.63%, 05/19/55	1,500	1,495,328
6.65%, 02/01/33(b)	2,695	2,857,255
AXA SA, 8.60%, 12/15/30	375	442,030
Axis Specialty Finance LLC
3.90%, 07/15/29	2,189	2,104,811
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,821	1,725,565
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,289	2,249,160
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,541	3,941,834
1.85%, 03/12/30	2,808	2,533,541
2.30%, 03/15/27	5,720	5,556,898
2.50%, 01/15/51	5,525	3,211,347
2.85%, 10/15/50	7,564	4,744,859
2.88%, 03/15/32	4,859	4,442,608
3.85%, 03/15/52	6,720	5,039,650
4.20%, 08/15/48	9,537	7,821,028
4.25%, 01/15/49	8,104	6,696,071
4.30%, 05/15/43	3,937	3,413,005
4.40%, 05/15/42	4,973	4,494,887
5.75%, 01/15/40	4,473	4,738,451
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	5,370	4,880,828
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27	$145	$141,630
3.85%, 12/22/51	1,290	817,603
4.70%, 06/22/47	3,577	2,690,322
5.63%, 05/15/30(b)	2,794	2,844,541
Brown & Brown Inc.
2.38%, 03/15/31	4,283	3,708,470
4.20%, 03/17/32	1,610	1,504,489
4.50%, 03/15/29	2,435	2,416,142
4.95%, 03/17/52	3,845	3,177,873
5.65%, 06/11/34	2,380	2,405,733
Chubb Corp. (The)
6.00%, 05/11/37	4,714	5,009,801
Series 1, 6.50%, 05/15/38	1,720	1,897,110
Chubb INA Holdings LLC
1.38%, 09/15/30	2,630	2,261,199
2.85%, 12/15/51	3,040	1,881,590
3.05%, 12/15/61	3,038	1,801,731
4.15%, 03/13/43	3,275	2,712,320
4.35%, 11/03/45	6,885	5,754,755
4.65%, 08/15/29	4,145	4,186,106
5.00%, 03/15/34	5,840	5,839,534
6.70%, 05/15/36	625	694,683
Cincinnati Financial Corp.
6.13%, 11/01/34	2,104	2,217,506
6.92%, 05/15/28	1,629	1,742,563
CNA Financial Corp.
2.05%, 08/15/30(b)	1,800	1,563,408
3.45%, 08/15/27	2,582	2,521,111
3.90%, 05/01/29	5,891	5,719,841
5.13%, 02/15/34	995	979,829
5.50%, 06/15/33	1,215	1,226,705
CNO Financial Group Inc.
5.25%, 05/30/29	2,905	2,900,639
6.45%, 06/15/34	2,280	2,348,006
Corebridge Financial Inc.
3.65%, 04/05/27	7,051	6,941,137
3.85%, 04/05/29	4,158	4,033,459
3.90%, 04/05/32	5,720	5,266,168
4.35%, 04/05/42	2,640	2,160,963
4.40%, 04/05/52	4,920	3,811,714
5.75%, 01/15/34	3,030	3,088,354
6.05%, 09/15/33	2,720	2,817,400
6.38%, 09/15/54, (5-year CMT + 2.646%)(a)	140	136,112
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,775	1,801,910
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	1,275	1,239,862
Enstar Group Ltd.
3.10%, 09/01/31	2,756	2,405,296
4.95%, 06/01/29	3,051	3,031,211
Equitable Holdings Inc.
4.35%, 04/20/28	7,488	7,435,775
5.00%, 04/20/48	4,634	3,972,920
5.59%, 01/11/33	2,505	2,548,922
Essent Group Ltd., 6.25%, 07/01/29	1,345	1,384,311
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,803	2,881,139
3.50%, 10/15/50	4,724	3,104,208
4.87%, 06/01/44	2,371	2,042,965
F&G Annuities & Life Inc.
6.25%, 10/04/34	1,785	1,726,222

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.50%, 06/04/29	$1,850	$1,891,411
7.40%, 01/13/28	2,646	2,752,410
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,921,344
4.63%, 04/29/30	2,687	2,647,942
4.85%, 04/17/28	3,049	3,064,688
5.63%, 08/16/32	2,430	2,467,947
6.00%, 12/07/33	3,145	3,234,640
6.10%, 03/15/55	2,205	2,092,504
6.35%, 03/22/54	1,300	1,270,165
Fidelity National Financial Inc.
2.45%, 03/15/31	3,534	3,028,928
3.20%, 09/17/51	3,425	2,049,630
3.40%, 06/15/30	3,515	3,247,489
4.50%, 08/15/28	2,802	2,774,415
First American Financial Corp.
2.40%, 08/15/31	2,547	2,151,133
4.00%, 05/15/30	2,265	2,130,713
5.45%, 09/30/34	1,770	1,716,883
Globe Life Inc.
2.15%, 08/15/30	3,502	3,044,262
4.55%, 09/15/28	3,600	3,594,918
4.80%, 06/15/32	1,720	1,673,914
5.85%, 09/15/34	1,800	1,831,038
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	2,185	1,905,767
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,337,406
2.90%, 09/15/51	3,395	2,066,982
3.60%, 08/19/49	3,626	2,583,862
4.30%, 04/15/43	1,756	1,446,893
4.40%, 03/15/48	2,693	2,203,985
5.95%, 10/15/36	1,975	2,037,925
6.10%, 10/01/41	2,094	2,121,741
Horace Mann Educators Corp., 7.25%, 09/15/28	180	192,106
Jackson Financial Inc.
3.13%, 11/23/31	3,285	2,852,091
4.00%, 11/23/51	2,570	1,697,844
5.17%, 06/08/27	3,110	3,136,082
5.67%, 06/08/32	1,330	1,330,786
Kemper Corp.
2.40%, 09/30/30	2,735	2,373,785
3.80%, 02/23/32(b)	1,880	1,681,756
Lincoln National Corp.
3.05%, 01/15/30(b)	2,426	2,246,379
3.40%, 01/15/31	2,714	2,489,244
3.40%, 03/01/32	394	348,946
3.63%, 12/12/26	1,763	1,736,463
3.80%, 03/01/28	2,269	2,217,991
4.35%, 03/01/48	919	713,792
5.85%, 03/15/34	1,275	1,291,352
6.30%, 10/09/37	1,200	1,230,824
7.00%, 06/15/40	2,093	2,288,550
Loews Corp.
3.20%, 05/15/30	3,160	2,957,346
4.13%, 05/15/43	4,107	3,409,302
6.00%, 02/01/35	786	841,978
Manulife Financial Corp.
2.48%, 05/19/27	3,460	3,339,365
3.70%, 03/16/32	3,800	3,542,037
Security	Par (000)	Value
Insurance (continued)
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	$3,873	$3,813,677
5.38%, 03/04/46	2,988	2,852,377
Markel Group Inc.
3.35%, 09/17/29	2,045	1,948,103
3.45%, 05/07/52	3,160	2,061,143
3.50%, 11/01/27	2,867	2,798,758
4.15%, 09/17/50(b)	2,651	1,968,688
4.30%, 11/01/47	1,941	1,497,012
5.00%, 04/05/46	2,470	2,121,382
5.00%, 05/20/49	2,335	1,980,669
6.00%, 05/16/54	2,260	2,199,589
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,510	3,998,932
2.38%, 12/15/31	755	651,728
2.90%, 12/15/51	2,595	1,579,136
4.20%, 03/01/48	4,575	3,644,020
4.35%, 01/30/47	2,882	2,370,181
4.38%, 03/15/29	8,097	8,097,453
4.55%, 11/08/27	4,290	4,306,624
4.65%, 03/15/30	6,495	6,522,987
4.75%, 03/15/39	3,368	3,134,947
4.85%, 11/15/31	5,890	5,913,473
4.90%, 03/15/49	5,401	4,744,675
5.00%, 03/15/35	9,785	9,630,846
5.15%, 03/15/34	1,691	1,698,917
5.35%, 11/15/44	2,415	2,300,243
5.40%, 09/15/33	3,005	3,076,712
5.40%, 03/15/55	6,235	5,824,433
5.45%, 03/15/53	1,795	1,689,936
5.45%, 03/15/54	1,425	1,334,292
5.70%, 09/15/53	4,485	4,388,438
5.75%, 11/01/32	1,745	1,836,481
5.88%, 08/01/33	1,900	1,999,984
6.25%, 11/01/52	1,955	2,046,028
Mercury General Corp., 4.40%, 03/15/27	2,500	2,465,083
MetLife Inc.
4.05%, 03/01/45	4,586	3,671,474
4.13%, 08/13/42	3,703	3,045,786
4.55%, 03/23/30	5,802	5,839,929
4.60%, 05/13/46	3,439	2,985,457
4.72%, 12/15/44	2,766	2,400,574
4.88%, 11/13/43	4,620	4,148,117
5.00%, 07/15/52	4,140	3,667,692
5.25%, 01/15/54	4,420	4,061,777
5.30%, 12/15/34(b)	3,760	3,807,281
5.38%, 07/15/33	3,555	3,660,348
5.70%, 06/15/35	6,543	6,809,739
5.88%, 02/06/41	3,887	3,965,967
6.38%, 06/15/34	3,226	3,517,644
6.40%, 12/15/66	5,217	5,268,794
6.50%, 12/15/32	2,755	3,055,344
10.75%, 08/01/69	2,697	3,522,819
MGIC Investment Corp., 5.25%, 08/15/28	660	654,770
Munich Re America Corp., Series B, 7.45%, 12/15/26	255	267,305
Nationwide Financial Services Inc., 6.75%, 05/15/87	744	736,817
NMI Holdings Inc., 6.00%, 08/15/29	1,040	1,063,251
Old Republic International Corp.
3.85%, 06/11/51	2,764	1,899,270

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.88%, 08/26/26	$3,621	$3,585,207
5.75%, 03/28/34	2,235	2,270,383
PartnerRe Finance B LLC
3.70%, 07/02/29	3,976	3,818,454
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	477	441,236
Primerica Inc., 2.80%, 11/19/31	2,213	1,935,207
Principal Financial Group Inc.
2.13%, 06/15/30	3,569	3,141,790
3.10%, 11/15/26	3,025	2,961,962
3.70%, 05/15/29(b)	2,910	2,813,470
4.30%, 11/15/46	1,974	1,600,751
4.35%, 05/15/43	1,813	1,507,964
4.63%, 09/15/42	1,796	1,560,374
5.38%, 03/15/33	2,290	2,317,620
5.50%, 03/15/53	1,575	1,476,157
6.05%, 10/15/36	2,200	2,307,944
Progressive Corp. (The)
2.45%, 01/15/27	3,571	3,468,538
2.50%, 03/15/27	3,515	3,410,682
3.00%, 03/15/32	1,599	1,439,014
3.20%, 03/26/30	3,556	3,372,372
3.70%, 01/26/45	1,577	1,196,211
3.70%, 03/15/52	2,100	1,514,161
3.95%, 03/26/50	2,344	1,783,501
4.00%, 03/01/29	3,412	3,374,587
4.13%, 04/15/47	4,403	3,492,481
4.20%, 03/15/48	2,705	2,173,590
4.35%, 04/25/44	2,318	1,931,446
4.95%, 06/15/33	1,860	1,875,950
6.25%, 12/01/32	1,966	2,135,861
6.63%, 03/01/29	1,856	1,995,937
Prudential Financial Inc.
2.10%, 03/10/30(b)	3,715	3,350,603
3.00%, 03/10/40	2,817	2,071,455
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,195	1,079,269
3.70%, 03/13/51	6,719	4,791,804
3.88%, 03/27/28	2,722	2,693,105
3.91%, 12/07/47	4,046	3,063,897
3.94%, 12/07/49	4,776	3,560,043
4.35%, 02/25/50	4,417	3,561,305
4.42%, 03/27/48	2,198	1,789,667
4.50%, 09/15/47(a)(b)	3,400	3,327,487
4.60%, 05/15/44	3,586	3,068,058
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,170	2,079,653
5.20%, 03/14/35	2,150	2,139,636
5.70%, 12/14/36	4,249	4,371,929
5.70%, 09/15/48(a)	4,178	4,172,306
5.75%, 07/15/33	3,117	3,271,737
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,236	1,235,096
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,670	4,764,766
6.63%, 12/01/37	2,286	2,506,513
6.63%, 06/21/40	1,855	2,041,019
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	1,625	1,691,208
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	3,626	3,411,098
3.63%, 03/24/32	2,320	2,128,645
Reinsurance Group of America Inc.
3.15%, 06/15/30	3,261	3,018,979
3.90%, 05/15/29	6,033	5,876,873
3.95%, 09/15/26	2,972	2,948,640
5.75%, 09/15/34	2,080	2,104,579
Security	Par (000)	Value
Insurance (continued)
6.00%, 09/15/33	$1,806	$1,865,871
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,468	2,418,196
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,335	3,200,949
5.75%, 06/05/33	3,820	3,874,835
5.80%, 04/01/35	1,325	1,335,526
Selective Insurance Group Inc.
5.38%, 03/01/49	660	579,050
5.90%, 04/15/35	845	846,720
SiriusPoint Ltd., 7.00%, 04/05/29	200	207,975
Stewart Information Services Corp., 3.60%, 11/15/31	2,545	2,254,983
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,063	2,501,258
Travelers Companies Inc. (The)
2.55%, 04/27/50	2,506	1,462,252
3.05%, 06/08/51	3,889	2,491,711
3.75%, 05/15/46	2,815	2,132,597
4.00%, 05/30/47	3,364	2,621,602
4.05%, 03/07/48	2,546	1,990,216
4.10%, 03/04/49	2,861	2,242,706
4.30%, 08/25/45	2,061	1,700,301
4.60%, 08/01/43	2,210	1,905,099
5.35%, 11/01/40	3,917	3,841,592
5.45%, 05/25/53	2,475	2,365,667
6.25%, 06/15/37	4,008	4,348,968
6.75%, 06/20/36	2,142	2,408,114
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,583	2,847,504
Unum Group
4.00%, 06/15/29	2,321	2,257,937
4.13%, 06/15/51	2,970	2,147,734
4.50%, 12/15/49	1,385	1,067,868
5.75%, 08/15/42	3,010	2,860,297
6.00%, 06/15/54	1,105	1,062,648
W R Berkley Corp.
3.15%, 09/30/61(b)	1,325	780,855
3.55%, 03/30/52	1,243	837,856
4.00%, 05/12/50	2,606	1,935,989
4.75%, 08/01/44	2,628	2,238,491
Willis North America Inc.
2.95%, 09/15/29	3,964	3,692,462
3.88%, 09/15/49	2,760	1,976,639
4.50%, 09/15/28	3,643	3,630,438
4.65%, 06/15/27	4,798	4,817,272
5.05%, 09/15/48	2,225	1,911,484
5.35%, 05/15/33	1,895	1,907,059
5.90%, 03/05/54	3,580	3,445,066
XL Group Ltd., 5.25%, 12/15/43	2,210	2,084,775
		949,110,604
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	4,770	4,194,978
2.70%, 02/09/41	5,055	3,469,351
3.15%, 02/09/51	7,340	4,719,082
3.25%, 02/09/61	4,268	2,597,770
3.40%, 12/06/27(b)	12,144	11,856,249
4.00%, 12/06/37	4,925	4,289,647
4.20%, 12/06/47	8,375	6,646,482
4.40%, 12/06/57	4,535	3,571,593
4.50%, 11/28/34	2,952	2,811,407

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.88%, 05/26/30(c)	$370	$375,825
5.25%, 05/26/35(c)	870	869,978
5.63%, 11/26/54(b)(c)	2,360	2,279,297
Alphabet Inc.
0.80%, 08/15/27	6,335	5,910,335
1.10%, 08/15/30	11,799	10,086,203
1.90%, 08/15/40	6,078	3,973,366
2.00%, 08/15/26	11,116	10,838,995
2.05%, 08/15/50(b)	11,278	6,127,072
2.25%, 08/15/60(b)	6,865	3,584,577
4.00%, 05/15/30	4,355	4,312,505
4.50%, 05/15/35	6,460	6,272,161
5.25%, 05/15/55	2,670	2,575,402
5.30%, 05/15/65	3,060	2,927,871
Amazon.com Inc.
1.20%, 06/03/27	2,928	2,766,981
1.50%, 06/03/30	10,245	8,976,520
1.65%, 05/12/28(b)	11,672	10,913,596
2.10%, 05/12/31	11,445	10,076,885
2.50%, 06/03/50	9,931	5,835,562
2.70%, 06/03/60(b)	9,000	5,043,516
2.88%, 05/12/41	10,229	7,507,681
3.10%, 05/12/51	13,110	8,664,974
3.15%, 08/22/27	15,718	15,395,635
3.25%, 05/12/61	7,567	4,812,257
3.30%, 04/13/27	7,065	6,968,644
3.45%, 04/13/29	5,410	5,293,448
3.60%, 04/13/32	9,990	9,454,359
3.88%, 08/22/37	12,777	11,363,742
3.95%, 04/13/52	10,240	7,918,851
4.05%, 08/22/47	13,911	11,303,769
4.10%, 04/13/62	5,218	3,982,252
4.25%, 08/22/57	9,451	7,552,396
4.55%, 12/01/27	4,099	4,142,283
4.65%, 12/01/29(b)	6,000	6,108,567
4.70%, 12/01/32	8,195	8,266,250
4.80%, 12/05/34	5,997	6,045,627
4.95%, 12/05/44	6,588	6,232,134
Baidu Inc.
1.63%, 02/23/27	1,524	1,453,313
2.38%, 08/23/31	760	671,248
3.43%, 04/07/30	1,425	1,356,335
3.63%, 07/06/27	1,964	1,930,631
4.38%, 03/29/28	2,260	2,254,170
4.88%, 11/14/28	1,965	1,988,227
Booking Holdings Inc.
3.55%, 03/15/28	3,639	3,562,098
3.60%, 06/01/26	5,596	5,553,219
4.63%, 04/13/30	7,489	7,526,411
eBay Inc.
2.60%, 05/10/31	4,075	3,608,871
2.70%, 03/11/30(b)	4,725	4,337,630
3.60%, 06/05/27	4,595	4,525,848
3.65%, 05/10/51	4,724	3,285,529
4.00%, 07/15/42	3,536	2,788,163
5.95%, 11/22/27(b)	1,845	1,908,971
6.30%, 11/22/32	2,155	2,318,801
Expedia Group Inc.
2.95%, 03/15/31(b)	2,903	2,605,442
3.25%, 02/15/30	6,044	5,637,486
3.80%, 02/15/28	3,974	3,890,760
Security	Par (000)	Value
Internet (continued)
4.63%, 08/01/27	$1,981	$1,981,549
5.40%, 02/15/35	3,175	3,130,587
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,149,158
4.13%, 01/14/50(b)	1,900	1,462,021
Meta Platforms Inc.
3.50%, 08/15/27	15,430	15,235,824
3.85%, 08/15/32	16,200	15,381,134
4.30%, 08/15/29	5,355	5,375,785
4.45%, 08/15/52	12,925	10,678,545
4.55%, 08/15/31	6,065	6,090,578
4.60%, 05/15/28	5,825	5,920,029
4.65%, 08/15/62	6,660	5,487,891
4.75%, 08/15/34	11,965	11,838,185
4.80%, 05/15/30	5,485	5,616,738
4.95%, 05/15/33	7,905	7,987,126
5.40%, 08/15/54	11,440	10,873,341
5.55%, 08/15/64	10,240	9,801,043
5.60%, 05/15/53	11,265	11,003,580
5.75%, 05/15/63	7,510	7,433,356
Netflix Inc.
4.38%, 11/15/26	3,670	3,675,752
4.88%, 04/15/28	4,385	4,454,522
4.90%, 08/15/34	1,530	1,533,726
5.40%, 08/15/54	2,570	2,470,226
5.88%, 11/15/28	3,290	3,450,705
6.38%, 05/15/29	4,320	4,626,648
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,871	3,393,459
Uber Technologies Inc.
4.30%, 01/15/30	750	739,900
4.80%, 09/15/34	6,380	6,161,324
5.35%, 09/15/54	2,010	1,830,932
VeriSign Inc.
2.70%, 06/15/31	4,255	3,742,318
4.75%, 07/15/27	4,065	4,057,977
5.25%, 06/01/32	245	246,646
Weibo Corp., 3.38%, 07/08/30(b)	4,764	4,409,511
		522,359,344
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,727	2,662,714
6.00%, 06/17/34(b)	2,300	2,371,144
6.35%, 06/17/54	2,450	2,394,890
6.55%, 11/29/27	6,215	6,444,968
6.75%, 03/01/41	2,090	2,146,323
6.80%, 11/29/32	4,295	4,646,789
7.00%, 10/15/39	3,035	3,293,936
Nucor Corp.
2.70%, 06/01/30	3,284	2,993,068
2.98%, 12/15/55	1,622	951,444
3.13%, 04/01/32(b)	1,775	1,590,434
3.85%, 04/01/52	3,220	2,347,920
3.95%, 05/01/28	2,503	2,483,504
4.30%, 05/23/27	4,645	4,646,791
4.40%, 05/01/48	1,804	1,455,877
4.65%, 06/01/30	2,370	2,364,561
5.10%, 06/01/35	2,150	2,109,084
5.20%, 08/01/43	1,130	1,064,311
6.40%, 12/01/37	1,601	1,731,514
Reliance Inc., 2.15%, 08/15/30	725	634,750

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
1.65%, 10/15/27	$1,650	$1,541,184
3.25%, 01/15/31	2,781	2,552,727
3.25%, 10/15/50	2,619	1,661,720
3.45%, 04/15/30	2,484	2,335,338
5.00%, 12/15/26	5,103	5,099,602
5.25%, 05/15/35	2,575	2,531,796
5.38%, 08/15/34	2,465	2,460,495
5.75%, 05/15/55	1,375	1,294,859
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,452,669
6.13%, 06/12/33(b)	6,535	6,712,431
6.40%, 06/28/54	4,710	4,465,976
6.88%, 11/21/36	2,836	3,031,413
6.88%, 11/10/39	1,431	1,522,139
Vale SA, 5.63%, 09/11/42	1,176	1,111,886
		89,108,257
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31(b)	2,194	1,809,464
4.40%, 09/15/32(b)	2,290	2,074,614
5.10%, 04/01/52	1,840	1,358,650
Brunswick Corp./DE, 5.85%, 03/18/29(b)	1,960	1,992,748
Harley-Davidson Inc., 4.63%, 07/28/45	1,724	1,349,790
Polaris Inc., 6.95%, 03/15/29	1,160	1,203,160
		9,788,426
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,206	2,062,789
3.70%, 01/15/31(b)	2,220	2,023,142
5.85%, 08/01/34	2,495	2,453,435
Hyatt Hotels Corp.
4.38%, 09/15/28	2,975	2,935,758
5.05%, 03/30/28	1,210	1,215,740
5.25%, 06/30/29	1,840	1,854,231
5.38%, 12/15/31	2,290	2,270,857
5.50%, 06/30/34	1,500	1,472,694
5.75%, 01/30/27	2,915	2,965,532
5.75%, 04/23/30	2,302	2,343,772
5.75%, 03/30/32	1,450	1,463,067
Las Vegas Sands Corp.
3.50%, 08/18/26	1,690	1,653,992
3.90%, 08/08/29	3,755	3,522,360
5.63%, 06/15/28	1,220	1,222,917
5.90%, 06/01/27	2,350	2,378,930
6.00%, 08/15/29	2,495	2,533,939
6.00%, 06/14/30	1,635	1,652,543
6.20%, 08/15/34	2,420	2,396,792
Marriott International Inc., 5.50%, 04/15/37	4,950	4,833,056
Marriott International Inc./MD
4.80%, 03/15/30	3,075	3,081,100
4.88%, 05/15/29	1,515	1,526,283
4.90%, 04/15/29	4,520	4,557,542
5.00%, 10/15/27	3,730	3,777,243
5.10%, 04/15/32	2,190	2,181,557
5.30%, 05/15/34	3,215	3,191,565
5.35%, 03/15/35	2,150	2,120,949
5.45%, 09/15/26	1,175	1,186,913
5.55%, 10/15/28	2,985	3,077,110
Series AA, 4.65%, 12/01/28	3,059	3,064,640
Security	Par (000)	Value
Lodging (continued)
Series FF, 4.63%, 06/15/30	$5,977	$5,931,333
Series GG, 3.50%, 10/15/32	4,119	3,676,428
Series HH, 2.85%, 04/15/31	2,361	2,111,120
Series II, 2.75%, 10/15/33(b)	4,205	3,492,256
Series R, 3.13%, 06/15/26	4,718	4,646,281
Series X, 4.00%, 04/15/28	2,114	2,083,501
Sands China Ltd.
2.30%, 03/08/27(b)	2,640	2,511,528
2.85%, 03/08/29	3,030	2,747,687
3.25%, 08/08/31	2,630	2,279,588
4.38%, 06/18/30	3,305	3,109,980
5.40%, 08/08/28	4,350	4,339,799
		107,949,949
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	1,160	1,149,276
4.38%, 05/08/42	520	444,724
AGCO Corp.
5.45%, 03/21/27	2,875	2,899,591
5.80%, 03/21/34	2,915	2,924,122
Caterpillar Financial Services Corp.
1.10%, 09/14/27	2,906	2,708,477
1.15%, 09/14/26	3,650	3,507,906
1.70%, 01/08/27	3,935	3,792,624
2.40%, 08/09/26	2,624	2,565,392
3.60%, 08/12/27	4,105	4,050,155
4.38%, 08/16/29(b)	1,785	1,784,655
4.40%, 10/15/27	2,255	2,261,333
4.40%, 03/03/28	1,450	1,456,406
4.45%, 10/16/26	2,945	2,954,165
4.50%, 01/07/27	1,340	1,346,249
4.50%, 01/08/27	1,955	1,962,566
4.60%, 11/15/27	2,720	2,741,430
4.70%, 11/15/29	2,790	2,826,023
4.80%, 01/08/30	1,660	1,690,077
4.85%, 02/27/29	2,345	2,385,709
5.00%, 05/14/27	3,260	3,305,742
Caterpillar Inc.
1.90%, 03/12/31	1,325	1,154,453
2.60%, 09/19/29	3,326	3,101,010
2.60%, 04/09/30	4,920	4,547,306
3.25%, 09/19/49	4,739	3,248,135
3.25%, 04/09/50	5,617	3,836,227
3.80%, 08/15/42	7,513	6,071,872
4.30%, 05/15/44	2,517	2,132,404
4.75%, 05/15/64	2,208	1,865,163
5.20%, 05/15/35	4,420	4,437,159
5.20%, 05/27/41	3,486	3,398,439
5.30%, 09/15/35	1,615	1,652,853
5.50%, 05/15/55	940	916,317
6.05%, 08/15/36	2,538	2,739,171
CNH Industrial Capital LLC
1.45%, 07/15/26	2,170	2,091,327
4.50%, 10/08/27	1,040	1,037,749
4.55%, 04/10/28	3,145	3,136,351
4.75%, 03/21/28	1,975	1,978,643
5.10%, 04/20/29	2,515	2,546,174
5.50%, 01/12/29	2,060	2,112,542
CNH Industrial NV, 3.85%, 11/15/27	3,490	3,450,916
Deere & Co.
2.88%, 09/07/49	3,630	2,325,018

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.10%, 04/15/30	$3,946	$3,715,608
3.75%, 04/15/50	4,731	3,578,899
3.90%, 06/09/42	4,849	4,025,495
5.38%, 10/16/29	2,800	2,923,315
5.45%, 01/16/35	3,775	3,868,986
5.70%, 01/19/55	465	467,973
7.13%, 03/03/31	2,995	3,391,930
Dover Corp.
2.95%, 11/04/29	3,000	2,789,687
5.38%, 10/15/35	532	541,406
5.38%, 03/01/41	2,430	2,303,458
Eaton Capital ULC, 4.45%, 05/09/30	2,530	2,521,356
Flowserve Corp.
2.80%, 01/15/32(b)	2,420	2,053,207
3.50%, 10/01/30	2,713	2,505,911
IDEX Corp.
2.63%, 06/15/31	2,540	2,229,690
3.00%, 05/01/30	2,589	2,383,078
4.95%, 09/01/29	520	523,592
Ingersoll Rand Inc.
5.18%, 06/15/29	2,210	2,252,018
5.20%, 06/15/27	2,960	2,997,300
5.31%, 06/15/31	1,130	1,155,546
5.40%, 08/14/28	995	1,021,700
5.45%, 06/15/34	3,195	3,224,854
5.70%, 08/14/33	4,220	4,340,955
5.70%, 06/15/54	2,040	1,964,713
John Deere Capital Corp.
1.05%, 06/17/26	2,390	2,310,914
1.30%, 10/13/26	3,580	3,437,393
1.45%, 01/15/31	3,460	2,947,285
1.50%, 03/06/28	2,307	2,144,499
1.70%, 01/11/27	2,660	2,554,424
1.75%, 03/09/27	3,066	2,935,912
2.00%, 06/17/31	2,654	2,297,941
2.25%, 09/14/26	2,556	2,489,092
2.35%, 03/08/27	1,388	1,343,257
2.45%, 01/09/30	3,536	3,253,939
2.65%, 06/10/26	1,759	1,728,994
2.80%, 09/08/27	3,262	3,158,585
2.80%, 07/18/29	3,331	3,140,893
3.05%, 01/06/28	1,780	1,730,497
3.35%, 04/18/29	3,420	3,305,211
3.45%, 03/07/29	3,434	3,328,597
3.90%, 06/07/32	1,550	1,472,260
4.15%, 09/15/27	4,115	4,108,353
4.20%, 07/15/27	3,350	3,348,663
4.35%, 09/15/32	2,860	2,791,855
4.40%, 09/08/31	3,855	3,814,293
4.50%, 01/08/27	3,980	4,000,985
4.50%, 01/16/29	3,050	3,070,943
4.65%, 01/07/28	1,920	1,945,064
4.70%, 06/10/30	3,870	3,906,651
4.75%, 06/08/26	3,955	3,972,658
4.75%, 01/20/28	2,035	2,062,969
4.85%, 03/05/27	1,965	1,985,473
4.85%, 06/11/29	3,375	3,440,781
4.85%, 10/11/29(b)	3,350	3,418,779
4.90%, 06/11/27	2,945	2,985,151
4.90%, 03/03/28	760	774,591
4.90%, 03/07/31	2,855	2,896,581
Security	Par (000)	Value
Machinery (continued)
4.95%, 07/14/28	$2,665	$2,719,321
5.10%, 04/11/34	4,220	4,242,458
5.15%, 09/08/26	1,545	1,561,717
5.15%, 09/08/33	2,515	2,560,875
Series 1, 5.05%, 06/12/34	3,135	3,135,596
Nordson Corp.
4.50%, 12/15/29	1,960	1,937,640
5.60%, 09/15/28	1,440	1,476,649
5.80%, 09/15/33	1,345	1,399,079
nVent Finance SARL
2.75%, 11/15/31	1,783	1,521,753
4.55%, 04/15/28	3,474	3,461,067
5.65%, 05/15/33	1,845	1,841,433
Oshkosh Corp.
3.10%, 03/01/30	1,871	1,723,025
4.60%, 05/15/28	2,268	2,258,408
Otis Worldwide Corp.
2.29%, 04/05/27	2,258	2,171,929
2.57%, 02/15/30	7,766	7,085,280
3.11%, 02/15/40	4,328	3,238,228
3.36%, 02/15/50	4,096	2,741,353
5.13%, 11/19/31	510	516,742
5.25%, 08/16/28	3,245	3,327,074
Rockwell Automation Inc.
1.75%, 08/15/31	2,415	2,048,694
2.80%, 08/15/61	2,123	1,183,784
3.50%, 03/01/29	2,788	2,704,206
4.20%, 03/01/49	4,093	3,279,312
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	5,323	5,233,464
4.70%, 09/15/28	6,965	6,984,255
4.90%, 05/29/30	2,240	2,252,695
5.50%, 05/29/35	2,110	2,114,796
5.61%, 03/11/34	935	953,832
Xylem Inc./New York
1.95%, 01/30/28	4,587	4,315,402
2.25%, 01/30/31(b)	3,213	2,812,964
3.25%, 11/01/26	3,843	3,777,788
4.38%, 11/01/46	2,005	1,603,233
		343,604,063
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	3,970	3,860,246
2.38%, 08/26/29	5,025	4,623,264
2.88%, 10/15/27	4,483	4,324,443
3.05%, 04/15/30	3,305	3,081,359
3.13%, 09/19/46	2,887	1,924,263
3.25%, 08/26/49	4,883	3,228,117
3.38%, 03/01/29	4,228	4,061,003
3.63%, 09/14/28	3,095	3,022,532
3.63%, 10/15/47	2,286	1,640,419
3.70%, 04/15/50	3,147	2,238,378
3.88%, 06/15/44	1,805	1,405,494
4.00%, 09/14/48	4,755	3,665,342
4.80%, 03/15/30	1,500	1,511,455
5.15%, 03/15/35	2,060	2,037,704
5.70%, 03/15/37	2,742	2,812,032
Carlisle Companies Inc.
2.20%, 03/01/32	2,480	2,071,315
2.75%, 03/01/30	4,119	3,780,390
3.75%, 12/01/27	2,635	2,580,358

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
3.10%, 09/15/27	$3,272	$3,197,144
3.92%, 09/15/47	2,434	1,884,096
4.00%, 11/02/32	4,599	4,368,999
4.15%, 03/15/33	4,175	3,996,082
4.15%, 11/02/42	5,129	4,284,945
4.35%, 05/18/28	1,605	1,610,957
4.70%, 08/23/52	2,745	2,371,456
Illinois Tool Works Inc.
2.65%, 11/15/26	6,639	6,505,467
3.90%, 09/01/42	5,147	4,148,638
4.88%, 09/15/41	3,215	2,962,449
Parker-Hannifin Corp.
3.25%, 03/01/27	5,866	5,767,863
3.25%, 06/14/29	4,348	4,162,037
4.00%, 06/14/49	4,041	3,090,881
4.10%, 03/01/47	3,056	2,389,365
4.20%, 11/21/34	2,310	2,163,626
4.25%, 09/15/27	4,430	4,423,235
4.45%, 11/21/44	2,702	2,267,174
4.50%, 09/15/29	4,378	4,395,264
6.25%, 05/15/38	1,546	1,655,287
Pentair Finance SARL
4.50%, 07/01/29	2,833	2,790,738
5.90%, 07/15/32	1,360	1,402,329
Teledyne Technologies Inc.
2.25%, 04/01/28	1,225	1,155,492
2.75%, 04/01/31	2,825	2,514,195
Textron Inc.
2.45%, 03/15/31	2,628	2,293,054
3.00%, 06/01/30	3,020	2,762,313
3.38%, 03/01/28	1,853	1,791,987
3.65%, 03/15/27	3,120	3,070,302
3.90%, 09/17/29	2,364	2,272,654
5.50%, 05/15/35	2,825	2,811,717
6.10%, 11/15/33(b)	1,590	1,663,492
		142,041,352
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,171	5,639,083
2.30%, 02/01/32	5,010	4,125,068
2.80%, 04/01/31	7,174	6,290,505
3.50%, 06/01/41	6,402	4,497,419
3.50%, 03/01/42	5,810	4,010,347
3.70%, 04/01/51	8,854	5,673,588
3.75%, 02/15/28	5,739	5,596,987
3.85%, 04/01/61	8,565	5,272,218
3.90%, 06/01/52	10,270	6,763,619
3.95%, 06/30/62(b)	6,206	3,837,482
4.20%, 03/15/28	6,448	6,367,545
4.40%, 04/01/33	4,360	4,017,832
4.40%, 12/01/61	6,083	4,096,732
4.80%, 03/01/50	12,371	9,548,637
5.05%, 03/30/29	6,058	6,082,306
5.13%, 07/01/49	5,185	4,170,011
5.25%, 04/01/53	6,465	5,316,615
5.38%, 04/01/38	3,598	3,311,783
5.38%, 05/01/47	10,583	8,874,467
5.50%, 04/01/63	4,510	3,689,102
Security	Par (000)	Value
Media (continued)
5.75%, 04/01/48	$10,426	$9,135,830
6.10%, 06/01/29	5,570	5,797,071
6.15%, 11/10/26	6,560	6,675,301
6.38%, 10/23/35	8,875	9,114,537
6.48%, 10/23/45	15,344	14,731,880
6.55%, 06/01/34	6,760	7,068,445
6.65%, 02/01/34	4,245	4,457,004
6.83%, 10/23/55	2,263	2,250,937
Comcast Corp.
1.50%, 02/15/31	6,810	5,734,266
1.95%, 01/15/31	8,381	7,252,285
2.35%, 01/15/27	6,846	6,633,029
2.45%, 08/15/52(b)	6,135	3,247,178
2.65%, 02/01/30	7,928	7,304,400
2.65%, 08/15/62	6,014	3,048,409
2.80%, 01/15/51	8,004	4,673,959
2.89%, 11/01/51	19,725	11,729,382
2.94%, 11/01/56	24,011	13,690,501
2.99%, 11/01/63(b)	17,718	9,760,032
3.15%, 02/15/28	8,700	8,442,463
3.20%, 07/15/36	4,680	3,839,334
3.25%, 11/01/39	4,682	3,570,972
3.30%, 02/01/27	6,731	6,619,146
3.30%, 04/01/27	4,629	4,544,065
3.40%, 04/01/30	7,580	7,198,160
3.40%, 07/15/46	4,692	3,251,378
3.45%, 02/01/50(b)	8,250	5,533,191
3.55%, 05/01/28	4,791	4,692,997
3.75%, 04/01/40	6,884	5,571,995
3.90%, 03/01/38	5,859	4,957,017
3.97%, 11/01/47	6,462	4,836,725
4.00%, 08/15/47	3,537	2,662,238
4.00%, 03/01/48	4,621	3,474,212
4.00%, 11/01/49	8,528	6,314,323
4.05%, 11/01/52	4,399	3,229,052
4.15%, 10/15/28	11,884	11,810,590
4.20%, 08/15/34	4,980	4,632,574
4.25%, 10/15/30	6,364	6,272,969
4.25%, 01/15/33	7,896	7,511,601
4.40%, 08/15/35	4,259	3,970,738
4.55%, 01/15/29	5,420	5,453,628
4.60%, 10/15/38	4,865	4,405,399
4.60%, 08/15/45	3,176	2,679,054
4.65%, 02/15/33	6,435	6,299,804
4.65%, 07/15/42	3,412	2,957,710
4.70%, 10/15/48	8,213	6,884,226
4.75%, 03/01/44	1,914	1,655,019
4.80%, 05/15/33	4,975	4,890,698
4.95%, 05/15/32	3,065	3,081,830
4.95%, 10/15/58	4,854	4,057,841
5.10%, 06/01/29	2,400	2,461,905
5.30%, 06/01/34	4,790	4,829,562
5.30%, 05/15/35	3,835	3,845,861
5.35%, 11/15/27	4,759	4,872,749
5.35%, 05/15/53	5,630	5,099,012
5.50%, 11/15/32	5,025	5,209,838
5.50%, 05/15/64	6,090	5,542,265
5.65%, 06/15/35	3,616	3,724,902
5.65%, 06/01/54(b)	4,520	4,284,239
6.05%, 05/15/55	6,930	6,922,216
6.45%, 03/15/37	1,705	1,836,942

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.50%, 11/15/35	$3,267	$3,575,060
6.55%, 07/01/39	985	1,071,571
6.95%, 08/15/37	2,300	2,577,635
7.05%, 03/15/33	3,832	4,315,289
Discovery Communications LLC
3.63%, 05/15/30	4,852	4,289,438
3.95%, 03/20/28	8,055	7,686,952
4.00%, 09/15/55(b)	3,095	1,698,464
4.13%, 05/15/29	3,538	3,288,046
4.65%, 05/15/50(b)	1,805	1,126,911
5.00%, 09/20/37	3,095	2,436,362
5.20%, 09/20/47	8,130	5,676,121
6.35%, 06/01/40	3,061	2,617,037
FactSet Research Systems Inc.
2.90%, 03/01/27(b)	2,750	2,665,898
3.45%, 03/01/32	2,315	2,088,910
Fox Corp.
3.50%, 04/08/30(b)	4,053	3,836,033
4.71%, 01/25/29	9,807	9,830,511
5.48%, 01/25/39	6,066	5,792,839
5.58%, 01/25/49	6,523	5,977,881
6.50%, 10/13/33	5,060	5,416,031
Grupo Televisa SAB
5.00%, 05/13/45	2,265	1,518,492
5.25%, 05/24/49	1,195	802,619
6.13%, 01/31/46(b)	3,674	2,839,586
6.63%, 01/15/40	2,996	2,646,957
8.50%, 03/11/32	1,845	1,980,557
NBCUniversal Media LLC
4.45%, 01/15/43	3,123	2,619,818
5.95%, 04/01/41	2,616	2,639,625
6.40%, 04/30/40	2,292	2,443,204
Paramount Global
2.90%, 01/15/27	1,189	1,153,637
3.38%, 02/15/28	2,494	2,398,693
3.70%, 06/01/28	2,365	2,285,901
4.20%, 06/01/29	2,010	1,942,581
4.20%, 05/19/32	4,275	3,850,887
4.38%, 03/15/43	3,966	2,892,984
4.60%, 01/15/45	2,607	1,914,254
4.85%, 07/01/42	2,237	1,743,901
4.90%, 08/15/44	2,396	1,786,869
4.95%, 01/15/31	5,125	4,963,932
4.95%, 05/19/50	3,898	2,942,295
5.25%, 04/01/44	1,495	1,148,796
5.50%, 05/15/33	1,772	1,691,179
5.85%, 09/01/43	3,424	2,942,530
5.90%, 10/15/40	1,962	1,746,836
6.88%, 04/30/36	3,636	3,699,100
7.88%, 07/30/30	3,421	3,769,979
TCI Communications Inc., 7.13%, 02/15/28	3,897	4,152,518
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,393	6,193,238
Time Warner Cable LLC
4.50%, 09/15/42	5,296	4,067,624
5.50%, 09/01/41	5,334	4,680,437
5.88%, 11/15/40	5,283	4,930,971
6.55%, 05/01/37	6,497	6,530,160
6.75%, 06/15/39	6,451	6,512,742
7.30%, 07/01/38	6,471	6,879,805
Security	Par (000)	Value
Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$5,934	$5,774,588
2.95%, 06/15/27	4,564	4,464,013
3.00%, 07/30/46	2,414	1,589,509
3.70%, 12/01/42	2,126	1,655,353
4.13%, 06/01/44	4,247	3,447,848
4.38%, 08/16/41(b)	1,735	1,494,780
Series B, 7.00%, 03/01/32	4,307	4,882,748
Series E, 4.13%, 12/01/41	2,768	2,299,658
Walt Disney Co. (The)
2.00%, 09/01/29	9,667	8,809,715
2.20%, 01/13/28(b)	5,142	4,914,314
2.65%, 01/13/31	10,033	9,139,201
2.75%, 09/01/49	7,497	4,597,019
3.38%, 11/15/26	3,369	3,329,645
3.50%, 05/13/40	7,512	6,034,560
3.60%, 01/13/51	12,217	8,781,199
3.70%, 03/23/27	3,857	3,840,352
3.80%, 03/22/30	6,639	6,486,123
3.80%, 05/13/60	5,867	4,137,899
4.63%, 03/23/40	2,761	2,574,151
4.70%, 03/23/50	7,525	6,528,607
4.75%, 09/15/44	2,774	2,455,080
4.75%, 11/15/46	1,928	1,681,543
4.95%, 10/15/45	1,771	1,595,373
5.40%, 10/01/43	3,152	3,087,940
6.15%, 03/01/37	1,870	2,003,505
6.15%, 02/15/41	2,717	2,859,831
6.20%, 12/15/34	4,740	5,208,559
6.40%, 12/15/35	4,724	5,236,156
6.55%, 03/15/33	3,044	3,394,788
6.65%, 11/15/37	5,152	5,798,630
7.75%, 12/01/45	1,565	1,915,379
		753,713,994
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,070	2,431,994
4.38%, 06/15/45	2,298	1,913,175
Timken Co. (The)
4.13%, 04/01/32	1,900	1,748,324
4.50%, 12/15/28(b)	2,860	2,836,322
Valmont Industries Inc.
5.00%, 10/01/44	2,524	2,209,667
5.25%, 10/01/54	1,574	1,373,921
		12,513,403
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	4,070	3,849,422
3.75%, 10/01/30	2,703	2,496,975
Barrick Mining Corp.
5.25%, 04/01/42	1,125	1,048,318
6.45%, 10/15/35	1,403	1,503,537
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,228,865
5.75%, 05/01/43	3,942	3,852,477
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,593	3,626,452
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,121	3,430,301
4.75%, 02/28/28	4,440	4,495,562

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.90%, 02/28/33	$2,895	$2,868,021
5.00%, 02/21/30	4,080	4,145,049
5.00%, 09/30/43	10,958	10,102,767
5.10%, 09/08/28	5,713	5,835,397
5.13%, 02/21/32	3,525	3,563,975
5.25%, 09/08/26	6,260	6,325,331
5.25%, 09/08/30	4,630	4,757,236
5.25%, 09/08/33	5,950	5,995,775
5.30%, 02/21/35	4,925	4,930,254
5.50%, 09/08/53(b)	2,480	2,382,412
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,667	3,603,269
4.25%, 03/01/30(b)	2,701	2,617,551
4.38%, 08/01/28	2,806	2,779,942
4.63%, 08/01/30	3,296	3,242,691
5.00%, 09/01/27	3,768	3,768,982
5.25%, 09/01/29	3,245	3,271,854
5.40%, 11/14/34	3,596	3,587,949
5.45%, 03/15/43	7,935	7,340,023
Kinross Gold Corp.
4.50%, 07/15/27	3,425	3,418,275
6.25%, 07/15/33	860	906,861
Newmont Corp.
2.25%, 10/01/30	4,923	4,396,357
2.60%, 07/15/32(b)	4,045	3,531,398
2.80%, 10/01/29	3,687	3,460,902
4.88%, 03/15/42	4,603	4,173,008
5.45%, 06/09/44	2,447	2,317,926
5.88%, 04/01/35	2,820	2,956,389
6.25%, 10/01/39	3,391	3,606,390
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,330	1,256,735
4.20%, 05/13/50	740	577,676
5.35%, 03/15/34	4,159	4,200,274
5.75%, 11/15/41	640	635,588
Rio Tinto Alcan Inc.
5.75%, 06/01/35(b)	2,133	2,240,180
6.13%, 12/15/33	3,918	4,190,877
7.25%, 03/15/31	2,613	2,942,722
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,039	3,550,369
5.20%, 11/02/40	5,034	4,829,435
7.13%, 07/15/28	3,826	4,126,616
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,164	2,605,616
4.38%, 03/12/27	1,710	1,714,232
4.50%, 03/14/28	2,330	2,339,289
4.75%, 03/22/42	3,250	2,885,531
4.88%, 03/14/30	4,455	4,505,487
5.00%, 03/14/32	2,740	2,753,036
5.00%, 03/09/33	2,535	2,532,403
5.13%, 03/09/53	3,893	3,470,162
5.25%, 03/14/35	4,555	4,543,395
5.75%, 03/14/55	2,190	2,131,929
5.88%, 03/14/65	570	554,705
Southern Copper Corp.
5.25%, 11/08/42	6,802	6,142,091
5.88%, 04/23/45	4,018	3,824,160
6.75%, 04/16/40	6,181	6,560,339
7.50%, 07/27/35	4,533	5,085,603
Security	Par (000)	Value
Mining (continued)
Yamana Gold Inc., 2.63%, 08/15/31	$1,565	$1,363,298
		219,979,641
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5,624	5,453,420
3.25%, 02/15/29	4,234	3,975,412
3.28%, 12/01/28	3,620	3,436,262
3.57%, 12/01/31	5,285	4,795,877
4.25%, 04/01/28	5,527	5,437,926
5.10%, 03/01/30	630	629,744
5.55%, 08/22/34	640	630,535
		24,359,176
Oil & Gas — 0.8%
APA Corp.
4.25%, 01/15/30(c)	2,290	2,142,513
5.10%, 09/01/40(c)	710	577,324
5.35%, 07/01/49(c)	2,460	1,869,282
6.10%, 02/15/35(c)	1,615	1,522,833
6.75%, 02/15/55(c)	1,830	1,651,320
BP Capital Markets America Inc.
1.75%, 08/10/30	4,846	4,207,753
2.72%, 01/12/32	8,895	7,826,334
2.77%, 11/10/50	7,040	4,175,888
2.94%, 06/04/51	10,065	6,139,837
3.00%, 02/24/50	8,750	5,484,312
3.00%, 03/17/52	5,635	3,443,098
3.02%, 01/16/27	4,956	4,855,490
3.06%, 06/17/41	6,460	4,640,261
3.38%, 02/08/61	8,383	5,213,162
3.54%, 04/06/27	3,484	3,438,398
3.59%, 04/14/27	4,798	4,737,690
3.63%, 04/06/30	5,657	5,434,657
3.94%, 09/21/28	5,243	5,164,706
4.23%, 11/06/28	7,315	7,275,816
4.70%, 04/10/29	5,375	5,426,257
4.81%, 02/13/33	5,555	5,458,696
4.87%, 11/25/29	3,305	3,350,667
4.89%, 09/11/33	4,535	4,458,704
4.97%, 10/17/29	3,805	3,880,219
4.99%, 04/10/34	7,515	7,414,336
5.02%, 11/17/27	5,310	5,392,439
5.23%, 11/17/34	7,040	7,027,431
BP Capital Markets PLC
3.28%, 09/19/27	6,880	6,723,371
3.72%, 11/28/28	4,032	3,939,164
Burlington Resources LLC
5.95%, 10/15/36	810	833,793
7.20%, 08/15/31	950	1,067,362
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,590	2,346,892
3.85%, 06/01/27	6,146	6,058,666
4.95%, 06/01/47	4,568	3,725,473
5.00%, 12/15/29(c)	935	932,045
5.40%, 12/15/34(c)	1,000	972,532
5.85%, 02/01/35(b)	2,055	2,040,691
6.25%, 03/15/38	4,833	4,853,713
6.45%, 06/30/33	1,725	1,808,118
6.50%, 02/15/37	2,404	2,461,995
6.75%, 02/01/39	2,275	2,363,321
7.20%, 01/15/32	1,995	2,163,325

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy Inc.
2.65%, 01/15/32	$1,816	$1,539,516
3.75%, 02/15/52	4,485	2,927,634
4.25%, 04/15/27	2,345	2,326,060
5.25%, 06/15/37	2,100	1,949,236
5.40%, 06/15/47	2,964	2,551,144
6.75%, 11/15/39	1,870	1,965,353
Chevron Corp.
2.00%, 05/11/27	5,780	5,562,434
2.24%, 05/11/30(b)	7,006	6,331,849
3.08%, 05/11/50	4,986	3,252,376
Chevron USA Inc.
1.02%, 08/12/27	4,514	4,223,309
2.34%, 08/12/50(b)	4,063	2,249,966
3.25%, 10/15/29	3,571	3,426,073
3.85%, 01/15/28	4,006	3,980,226
4.41%, 02/26/27	1,130	1,137,259
4.48%, 02/26/28	2,900	2,927,592
4.69%, 04/15/30	2,900	2,937,127
4.82%, 04/15/32	2,900	2,926,810
4.98%, 04/15/35	3,220	3,215,075
5.25%, 11/15/43	1,790	1,703,247
6.00%, 03/01/41	1,695	1,760,649
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,181,668
3.30%, 09/30/49	1,315	960,334
4.25%, 05/09/43(b)	3,599	3,174,388
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	433,916
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,772	3,771,023
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,177,414
6.40%, 05/15/37	3,000	3,453,613
7.88%, 03/15/32	3,000	3,541,193
ConocoPhillips Co.
3.76%, 03/15/42	8,070	6,289,721
3.80%, 03/15/52	4,175	2,929,436
4.03%, 03/15/62	8,742	6,067,122
4.30%, 11/15/44	3,640	2,936,466
4.70%, 01/15/30	6,205	6,236,214
4.85%, 01/15/32	3,255	3,248,731
4.88%, 10/01/47	960	819,673
5.00%, 01/15/35	5,475	5,356,345
5.05%, 09/15/33	4,260	4,262,362
5.30%, 05/15/53	4,435	3,963,120
5.50%, 01/15/55	4,075	3,758,273
5.55%, 03/15/54	3,435	3,186,025
5.65%, 01/15/65	4,035	3,721,263
5.70%, 09/15/63	2,515	2,315,950
5.90%, 10/15/32	2,316	2,463,119
5.90%, 05/15/38	1,022	1,049,152
5.95%, 03/15/46	1,015	1,017,977
6.50%, 02/01/39	3,014	3,276,251
6.95%, 04/15/29	1,708	1,852,451
Continental Resources Inc./OK
4.38%, 01/15/28	5,250	5,137,325
4.90%, 06/01/44	3,905	2,997,133
Coterra Energy Inc.
3.90%, 05/15/27	4,498	4,430,688
4.38%, 03/15/29	3,385	3,332,817
Security	Par (000)	Value
Oil & Gas (continued)
5.40%, 02/15/35	$3,050	$2,959,584
5.60%, 03/15/34	2,365	2,343,414
5.90%, 02/15/55	1,260	1,135,682
Devon Energy Corp.
4.50%, 01/15/30	4,705	4,584,126
4.75%, 05/15/42	4,028	3,249,095
5.00%, 06/15/45	3,972	3,209,559
5.20%, 09/15/34(b)	3,945	3,737,687
5.25%, 10/15/27	4,125	4,124,255
5.60%, 07/15/41	5,437	4,874,596
5.75%, 09/15/54	4,255	3,707,390
5.88%, 06/15/28	2,765	2,768,573
7.88%, 09/30/31	1,587	1,798,300
7.95%, 04/15/32	1,875	2,114,396
Diamondback Energy Inc.
3.13%, 03/24/31	4,202	3,796,881
3.25%, 12/01/26	5,631	5,523,282
3.50%, 12/01/29	3,983	3,769,260
4.25%, 03/15/52	4,124	3,014,374
4.40%, 03/24/51	3,595	2,693,623
5.15%, 01/30/30	4,460	4,513,228
5.20%, 04/18/27	6,200	6,261,737
5.40%, 04/18/34	5,680	5,579,861
5.55%, 04/01/35	3,710	3,663,795
5.75%, 04/18/54	4,900	4,393,754
5.90%, 04/18/64	3,745	3,350,270
6.25%, 03/15/33	4,415	4,607,406
6.25%, 03/15/53	3,295	3,147,097
Eni USA Inc., 7.30%, 11/15/27	1,190	1,259,756
EOG Resources Inc.
3.90%, 04/01/35	2,753	2,487,306
4.38%, 04/15/30	4,099	4,057,719
4.95%, 04/15/50	5,029	4,344,738
5.65%, 12/01/54	1,845	1,747,939
EQT Corp.
3.90%, 10/01/27	5,641	5,542,157
5.00%, 01/15/29	2,780	2,780,175
5.70%, 04/01/28	2,480	2,533,147
5.75%, 02/01/34	2,730	2,749,351
7.00%, 02/01/30	3,020	3,234,923
7.50%, 06/01/30(c)	430	467,084
Equinor ASA
2.38%, 05/22/30	4,772	4,318,523
3.00%, 04/06/27	921	904,051
3.13%, 04/06/30	5,646	5,329,043
3.25%, 11/18/49	3,909	2,629,499
3.63%, 09/10/28	4,991	4,899,461
3.63%, 04/06/40	2,099	1,686,422
3.70%, 04/06/50	3,905	2,845,762
3.95%, 05/15/43	3,552	2,864,096
4.25%, 06/02/28	1,400	1,402,195
4.25%, 11/23/41	2,330	1,998,566
4.80%, 11/08/43	3,025	2,714,434
5.10%, 08/17/40	3,102	2,955,139
5.13%, 06/03/35	2,825	2,832,877
7.25%, 09/23/27	540	575,397
Expand Energy Corp.
4.75%, 02/01/32	1,740	1,642,027
5.38%, 02/01/29	1,130	1,129,028
5.38%, 03/15/30	2,500	2,487,423
5.70%, 01/15/35	2,565	2,536,613

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Exxon Mobil Corp.
2.28%, 08/16/26	$5,270	$5,154,266
2.44%, 08/16/29	7,921	7,406,351
2.61%, 10/15/30	7,115	6,522,930
3.00%, 08/16/39	6,860	5,250,898
3.10%, 08/16/49	8,931	5,810,508
3.29%, 03/19/27	4,090	4,040,661
3.45%, 04/15/51	10,673	7,359,558
3.48%, 03/19/30	6,224	6,013,473
3.57%, 03/06/45	3,987	2,978,795
4.11%, 03/01/46	11,951	9,563,154
4.23%, 03/19/40	7,221	6,325,743
4.33%, 03/19/50	10,920	8,841,406
Helmerich & Payne Inc.
2.90%, 09/29/31	2,305	1,879,292
4.65%, 12/01/27(b)(c)	900	887,201
4.85%, 12/01/29(b)(c)	390	368,475
5.50%, 12/01/34(b)(c)	930	820,964
Hess Corp.
4.30%, 04/01/27	6,782	6,756,109
5.60%, 02/15/41	5,933	5,755,664
5.80%, 04/01/47	2,229	2,149,966
6.00%, 01/15/40	4,083	4,198,289
7.13%, 03/15/33	2,627	2,922,817
7.30%, 08/15/31	3,179	3,558,710
7.88%, 10/01/29	2,587	2,897,080
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,861,366
5.00%, 02/01/28	2,795	2,781,599
5.75%, 01/15/31	1,835	1,844,390
6.25%, 01/15/35	1,305	1,286,655
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,342,657
4.50%, 04/01/48	3,232	2,391,683
4.75%, 09/15/44	4,476	3,605,904
5.00%, 09/15/54	2,578	2,013,259
5.13%, 12/15/26	5,899	5,933,590
5.15%, 03/01/30	2,405	2,429,436
5.70%, 03/01/35	2,235	2,211,948
6.50%, 03/01/41	3,596	3,651,516
Occidental Petroleum Corp.
4.20%, 03/15/48	2,485	1,640,726
4.40%, 04/15/46	2,772	1,966,624
5.00%, 08/01/27	4,720	4,720,696
5.20%, 08/01/29	6,430	6,375,344
5.38%, 01/01/32	5,045	4,879,000
5.55%, 10/01/34	4,065	3,843,582
6.05%, 10/01/54	4,487	3,900,391
6.13%, 01/01/31	5,340	5,437,097
6.20%, 03/15/40	3,515	3,281,752
6.38%, 09/01/28	1,225	1,261,238
6.45%, 09/15/36	7,765	7,619,157
6.60%, 03/15/46	4,480	4,254,966
6.63%, 09/01/30	7,205	7,500,448
7.50%, 05/01/31	3,925	4,226,733
7.88%, 09/15/31	1,922	2,116,235
7.95%, 06/15/39	1,920	2,079,293
8.50%, 07/15/27	3,175	3,356,307
8.88%, 07/15/30	5,240	5,903,118
Ovintiv Inc.
5.65%, 05/15/28	2,535	2,583,861
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 07/15/33	$2,590	$2,597,045
6.50%, 08/15/34	2,789	2,798,852
6.50%, 02/01/38	2,655	2,576,516
6.63%, 08/15/37	2,550	2,493,346
7.10%, 07/15/53	2,655	2,596,228
7.20%, 11/01/31	1,980	2,100,637
7.38%, 11/01/31	2,325	2,483,366
8.13%, 09/15/30	1,430	1,595,388
Patterson-UTI Energy Inc.
3.95%, 02/01/28(b)	700	671,391
5.15%, 11/15/29(b)	1,400	1,357,188
7.15%, 10/01/33	1,575	1,575,120
Phillips 66
2.15%, 12/15/30	3,925	3,417,440
3.30%, 03/15/52	4,970	3,095,378
3.90%, 03/15/28	4,066	4,004,137
4.65%, 11/15/34	5,201	4,875,929
4.88%, 11/15/44	7,268	6,106,152
5.88%, 05/01/42	5,694	5,532,766
Phillips 66 Co.
3.15%, 12/15/29(b)	2,991	2,807,345
3.55%, 10/01/26	3,260	3,216,068
3.75%, 03/01/28	3,131	3,067,120
4.68%, 02/15/45	2,535	2,045,786
4.90%, 10/01/46	3,527	2,906,702
4.95%, 12/01/27	4,570	4,617,548
4.95%, 03/15/35(b)	3,280	3,125,303
5.25%, 06/15/31	3,945	3,996,180
5.30%, 06/30/33	3,705	3,690,903
5.50%, 03/15/55	2,070	1,823,360
5.65%, 06/15/54	2,870	2,588,976
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,038,843
2.15%, 01/15/31	1,110	972,091
Shell Finance U.S. Inc.
2.38%, 11/07/29(b)	7,426	6,852,750
2.75%, 04/06/30	4,303	4,000,377
3.25%, 04/06/50(b)	7,648	5,071,704
3.75%, 09/12/46	4,896	3,667,500
4.00%, 05/10/46	6,489	5,044,657
4.13%, 05/11/35	7,758	7,205,135
4.38%, 05/11/45	10,988	9,083,349
4.55%, 08/12/43	4,463	3,841,812
Shell International Finance BV
2.38%, 11/07/29(b)	670	622,285
2.50%, 09/12/26(b)	7,586	7,434,358
2.75%, 04/06/30	560	521,425
2.88%, 11/26/41	2,840	1,985,194
3.00%, 11/26/51	4,900	3,064,950
3.13%, 11/07/49	6,048	3,920,874
3.25%, 04/06/50(b)	320	209,945
3.63%, 08/21/42	2,813	2,148,774
3.88%, 11/13/28	6,235	6,182,332
4.00%, 05/10/46(b)	440	346,679
4.13%, 05/11/35(b)	910	874,950
4.38%, 05/11/45	1,220	1,009,863
5.50%, 03/25/40	5,263	5,238,383
6.38%, 12/15/38	10,546	11,449,776
Suncor Energy Inc.
3.75%, 03/04/51	4,023	2,702,493
4.00%, 11/15/47	3,812	2,722,903

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.95%, 12/01/34	$2,485	$2,516,300
6.80%, 05/15/38	2,696	2,828,370
6.85%, 06/01/39	4,116	4,385,076
7.15%, 02/01/32	2,352	2,542,331
TotalEnergies Capital International SA
2.83%, 01/10/30	6,169	5,797,091
2.99%, 06/29/41	4,588	3,282,427
3.13%, 05/29/50	11,341	7,273,456
3.39%, 06/29/60	3,285	2,069,714
3.46%, 02/19/29	6,114	5,944,017
3.46%, 07/12/49	6,255	4,287,406
TotalEnergies Capital SA
3.88%, 10/11/28	5,002	4,954,174
4.72%, 09/10/34	3,380	3,301,307
5.15%, 04/05/34	5,590	5,635,163
5.28%, 09/10/54	3,640	3,311,845
5.43%, 09/10/64	3,950	3,592,095
5.49%, 04/05/54	5,040	4,708,405
5.64%, 04/05/64	3,495	3,273,270
Valero Energy Corp.
2.15%, 09/15/27	3,240	3,066,850
2.80%, 12/01/31	2,515	2,193,591
3.40%, 09/15/26	1,105	1,089,427
3.65%, 12/01/51	4,515	2,953,638
4.00%, 04/01/29	2,135	2,082,288
4.00%, 06/01/52	2,540	1,744,786
4.35%, 06/01/28	4,391	4,365,312
4.90%, 03/15/45	3,201	2,715,654
5.15%, 02/15/30	1,175	1,188,492
6.63%, 06/15/37	7,325	7,686,743
7.50%, 04/15/32	3,028	3,405,587
Woodside Finance Ltd.
4.90%, 05/19/28	330	329,970
5.10%, 09/12/34	4,650	4,371,352
5.40%, 05/19/30	320	320,683
5.70%, 05/19/32	200	199,762
5.70%, 09/12/54	4,220	3,668,874
		1,008,433,967
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,659	5,307,676
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	5,145	4,962,871
3.14%, 11/07/29	2,521	2,374,500
3.34%, 12/15/27	7,291	7,131,267
4.08%, 12/15/47	6,483	4,874,402
4.49%, 05/01/30	2,859	2,830,192
Halliburton Co.
2.92%, 03/01/30	3,083	2,831,093
4.50%, 11/15/41	3,100	2,562,767
4.75%, 08/01/43	4,805	4,044,210
4.85%, 11/15/35	5,027	4,738,405
5.00%, 11/15/45	7,741	6,654,579
6.70%, 09/15/38	3,926	4,218,856
7.45%, 09/15/39	4,521	5,152,359
NOV Inc.
3.60%, 12/01/29(b)	3,172	3,016,971
3.95%, 12/01/42	5,916	4,254,053
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Investment SA, 2.65%, 06/26/30	$3,338	$3,028,095
		67,982,296
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	2,240	2,225,315
5.63%, 05/26/33	2,305	2,348,592
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,620	2,349,935
2.69%, 05/25/31	3,725	3,289,290
4.80%, 03/17/28(c)	3,060	3,068,157
5.10%, 03/17/30(c)	1,285	1,293,797
5.50%, 03/17/35(c)	1,705	1,687,397
Amcor Group Finance PLC, 5.45%, 05/23/29	790	804,653
AptarGroup Inc., 3.60%, 03/15/32	1,370	1,251,877
Berry Global Inc.
1.65%, 01/15/27(b)	3,955	3,767,707
5.50%, 04/15/28	1,921	1,955,474
5.65%, 01/15/34	2,790	2,809,510
5.80%, 06/15/31	3,270	3,396,406
Packaging Corp. of America
3.00%, 12/15/29	2,744	2,561,560
3.05%, 10/01/51	2,715	1,644,306
3.40%, 12/15/27	3,144	3,063,566
4.05%, 12/15/49	2,592	1,912,975
5.70%, 12/01/33	1,871	1,916,067
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	1,790	1,810,627
5.44%, 04/03/34	4,745	4,761,116
5.78%, 04/03/54(b)	2,180	2,076,674
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	1,935	1,923,899
Sonoco Products Co.
2.25%, 02/01/27	2,970	2,859,125
2.85%, 02/01/32(b)	2,513	2,180,887
3.13%, 05/01/30	2,945	2,706,706
4.45%, 09/01/26	1,755	1,746,904
4.60%, 09/01/29	1,655	1,634,810
5.00%, 09/01/34(b)	1,320	1,255,283
5.75%, 11/01/40	735	713,237
WestRock MWV LLC
7.95%, 02/15/31	1,593	1,814,259
8.20%, 01/15/30	2,556	2,906,236
WRKCo Inc.
3.00%, 06/15/33	3,073	2,639,656
3.38%, 09/15/27	2,199	2,137,792
3.90%, 06/01/28	3,121	3,056,150
4.00%, 03/15/28	2,936	2,882,215
4.20%, 06/01/32	2,326	2,194,713
4.90%, 03/15/29	3,834	3,852,643
		86,499,516
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	12,202	11,962,899
3.20%, 11/21/29	24,919	23,639,517
4.05%, 11/21/39	16,916	14,452,949
4.25%, 11/14/28	3,531	3,529,185
4.25%, 11/21/49	23,928	19,182,571
4.30%, 05/14/36	5,085	4,709,440
4.40%, 11/06/42	11,207	9,631,483

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.45%, 05/14/46	$9,268	$7,770,455
4.50%, 05/14/35	11,661	11,092,376
4.55%, 03/15/35	7,492	7,150,352
4.63%, 10/01/42	2,043	1,791,250
4.65%, 03/15/28	5,145	5,196,565
4.70%, 05/14/45	11,393	10,002,198
4.75%, 03/15/45	4,624	4,067,054
4.80%, 03/15/27	11,110	11,211,377
4.80%, 03/15/29	14,840	15,056,007
4.85%, 06/15/44	4,873	4,372,021
4.88%, 03/15/30	5,175	5,261,475
4.88%, 11/14/48	7,990	7,055,277
4.95%, 03/15/31	8,220	8,349,515
5.05%, 03/15/34	13,075	13,110,987
5.20%, 03/15/35	4,975	4,999,785
5.35%, 03/15/44	3,650	3,499,007
5.40%, 03/15/54	10,185	9,662,059
5.50%, 03/15/64	4,635	4,403,742
5.60%, 03/15/55	3,120	3,045,419
Astrazeneca Finance LLC
1.75%, 05/28/28	6,854	6,392,455
2.25%, 05/28/31	3,887	3,424,520
4.80%, 02/26/27	5,915	5,977,259
4.85%, 02/26/29	5,275	5,361,902
4.88%, 03/03/28	6,005	6,117,421
4.88%, 03/03/33	2,129	2,138,752
4.90%, 03/03/30	3,520	3,587,890
4.90%, 02/26/31	4,675	4,759,700
5.00%, 02/26/34	5,045	5,074,433
AstraZeneca PLC
1.38%, 08/06/30	6,136	5,262,204
2.13%, 08/06/50	1,974	1,054,449
3.00%, 05/28/51	3,355	2,167,993
3.13%, 06/12/27	5,466	5,360,478
4.00%, 01/17/29	4,890	4,846,200
4.00%, 09/18/42	4,639	3,842,742
4.38%, 11/16/45	4,264	3,626,190
4.38%, 08/17/48	3,332	2,786,932
6.45%, 09/15/37	11,887	13,106,449
Becton Dickinson & Co.
1.96%, 02/11/31	4,845	4,155,631
2.82%, 05/20/30	3,947	3,605,819
3.70%, 06/06/27	8,633	8,500,083
3.79%, 05/20/50	2,712	1,944,219
4.30%, 08/22/32	3,075	2,925,037
4.67%, 06/06/47	5,712	4,755,298
4.69%, 02/13/28	4,340	4,357,764
4.69%, 12/15/44	4,525	3,823,442
4.87%, 02/08/29	2,365	2,380,153
5.08%, 06/07/29	3,290	3,338,459
5.11%, 02/08/34	1,225	1,206,868
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,246	3,949,582
1.45%, 11/13/30	5,005	4,276,715
2.35%, 11/13/40	3,009	2,007,899
2.55%, 11/13/50	8,247	4,658,293
2.95%, 03/15/32	6,105	5,455,967
3.20%, 06/15/26	9,341	9,231,971
3.25%, 02/27/27	1,925	1,896,161
3.25%, 08/01/42	3,383	2,463,923
3.40%, 07/26/29	11,277	10,848,442
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 11/15/27	$3,475	$3,420,275
3.55%, 03/15/42	4,665	3,590,309
3.70%, 03/15/52	9,705	6,878,048
3.90%, 02/20/28	8,498	8,436,875
3.90%, 03/15/62	5,442	3,774,359
4.13%, 06/15/39	10,486	9,104,762
4.25%, 10/26/49	15,542	12,246,410
4.35%, 11/15/47	6,169	5,013,305
4.50%, 03/01/44	1,225	1,044,872
4.55%, 02/20/48	6,251	5,236,467
4.63%, 05/15/44	2,785	2,406,128
4.90%, 02/22/27	2,895	2,928,598
4.90%, 02/22/29	5,185	5,282,556
5.00%, 08/15/45	3,120	2,823,805
5.10%, 02/22/31	4,155	4,252,176
5.20%, 02/22/34	10,870	10,951,669
5.50%, 02/22/44	1,670	1,619,477
5.55%, 02/22/54	9,015	8,556,491
5.65%, 02/22/64	7,665	7,265,972
5.75%, 02/01/31	4,225	4,469,218
5.90%, 11/15/33	4,595	4,871,555
6.25%, 11/15/53	4,555	4,742,309
6.40%, 11/15/63	4,121	4,333,374
Cardinal Health Inc.
3.41%, 06/15/27	3,935	3,857,692
4.37%, 06/15/47	2,694	2,132,587
4.50%, 11/15/44	1,625	1,323,512
4.60%, 03/15/43	1,835	1,522,629
4.70%, 11/15/26	1,640	1,643,248
4.90%, 09/15/45	2,207	1,883,261
5.00%, 11/15/29	2,480	2,508,598
5.13%, 02/15/29	3,925	3,997,661
5.35%, 11/15/34	1,700	1,695,170
5.45%, 02/15/34	2,035	2,055,335
5.75%, 11/15/54	2,485	2,366,271
Cencora Inc.
2.70%, 03/15/31	5,210	4,651,238
2.80%, 05/15/30	1,967	1,807,945
3.45%, 12/15/27	5,626	5,488,185
4.25%, 03/01/45	2,660	2,114,382
4.30%, 12/15/47	2,615	2,060,204
4.63%, 12/15/27	820	824,064
4.85%, 12/15/29	2,125	2,141,895
5.13%, 02/15/34	1,095	1,090,210
5.15%, 02/15/35	1,650	1,636,558
CVS Health Corp.
1.30%, 08/21/27	10,291	9,567,787
1.75%, 08/21/30	5,665	4,817,357
1.88%, 02/28/31	5,785	4,861,119
2.13%, 09/15/31	4,700	3,936,242
2.88%, 06/01/26	8,345	8,197,337
3.00%, 08/15/26	3,750	3,677,744
3.25%, 08/15/29	7,563	7,107,527
3.63%, 04/01/27	3,478	3,419,187
3.75%, 04/01/30	5,528	5,233,317
4.13%, 04/01/40	2,951	2,385,558
4.25%, 04/01/50	1,768	1,291,074
4.30%, 03/25/28	15,260	15,086,678
4.78%, 03/25/38	21,540	19,145,822
4.88%, 07/20/35	3,299	3,075,520
5.00%, 01/30/29	4,550	4,581,403

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.05%, 03/25/48	$34,249	$28,554,122
5.13%, 02/21/30	4,505	4,531,526
5.13%, 07/20/45	13,839	11,871,471
5.25%, 01/30/31	3,830	3,862,179
5.25%, 02/21/33	7,531	7,420,555
5.30%, 06/01/33	5,411	5,338,012
5.30%, 12/05/43	3,532	3,095,069
5.40%, 06/01/29	4,265	4,349,163
5.55%, 06/01/31	4,655	4,755,400
5.63%, 02/21/53	5,600	4,981,253
5.70%, 06/01/34	5,470	5,504,022
5.88%, 06/01/53	5,587	5,141,967
6.00%, 06/01/44	3,365	3,223,972
6.00%, 06/01/63	3,085	2,836,820
6.05%, 06/01/54	4,495	4,245,027
6.13%, 09/15/39	2,313	2,311,168
6.25%, 06/01/27	1,500	1,545,985
Eli Lilly & Co.
2.25%, 05/15/50(b)	6,752	3,734,783
2.50%, 09/15/60	4,405	2,347,810
3.10%, 05/15/27	4,224	4,145,103
3.38%, 03/15/29	5,525	5,368,988
3.70%, 03/01/45	4,065	3,174,894
3.95%, 05/15/47	2,538	2,011,429
3.95%, 03/15/49	2,140	1,665,217
4.15%, 08/14/27	4,325	4,332,946
4.15%, 03/15/59	3,151	2,427,355
4.20%, 08/14/29	5,485	5,475,162
4.50%, 02/09/27	5,165	5,195,043
4.50%, 02/09/29	4,415	4,449,172
4.55%, 02/12/28	3,185	3,220,179
4.60%, 08/14/34	4,945	4,825,291
4.70%, 02/27/33	4,130	4,110,313
4.70%, 02/09/34	6,855	6,744,760
4.75%, 02/12/30	3,675	3,734,489
4.88%, 02/27/53	4,249	3,771,296
4.90%, 02/12/32	3,165	3,213,243
4.95%, 02/27/63	3,795	3,339,690
5.00%, 02/09/54	5,285	4,787,532
5.05%, 08/14/54	4,475	4,077,663
5.10%, 02/12/35	3,985	4,012,937
5.10%, 02/09/64	5,740	5,182,208
5.20%, 08/14/64	2,215	2,042,284
5.50%, 03/15/27	960	982,191
5.50%, 02/12/55	3,240	3,168,796
5.55%, 03/15/37	2,720	2,843,937
5.60%, 02/12/65	4,030	3,931,930
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,268	9,188,142
4.20%, 03/18/43	3,014	2,522,057
4.50%, 04/15/30	2,020	2,018,760
4.88%, 04/15/35	1,700	1,667,551
5.38%, 04/15/34	3,006	3,082,767
6.38%, 05/15/38	10,953	11,947,315
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	5,633	5,428,394
4.32%, 03/12/27	1,700	1,704,393
Johnson & Johnson
0.95%, 09/01/27(b)	4,856	4,539,568
1.30%, 09/01/30	7,173	6,174,761
2.10%, 09/01/40	4,636	3,116,203
Security	Par (000)	Value
Pharmaceuticals (continued)
2.25%, 09/01/50(b)	$4,501	$2,557,321
2.45%, 09/01/60	5,323	2,838,430
2.90%, 01/15/28	8,811	8,570,014
2.95%, 03/03/27	3,905	3,836,038
3.40%, 01/15/38	4,785	4,027,662
3.50%, 01/15/48	2,825	2,113,456
3.55%, 03/01/36	4,646	4,123,613
3.63%, 03/03/37	6,896	6,045,910
3.70%, 03/01/46	8,809	6,961,540
3.75%, 03/03/47	4,636	3,650,203
4.38%, 12/05/33	3,938	3,887,446
4.50%, 03/01/27	3,400	3,427,260
4.50%, 09/01/40	2,452	2,289,262
4.50%, 12/05/43	2,518	2,284,718
4.55%, 03/01/28	2,580	2,616,046
4.70%, 03/01/30	3,400	3,458,429
4.80%, 06/01/29	4,990	5,102,432
4.85%, 03/01/32	3,400	3,456,515
4.85%, 05/15/41	1,727	1,651,348
4.90%, 06/01/31	5,770	5,918,963
4.95%, 05/15/33	2,384	2,438,100
4.95%, 06/01/34(b)	3,915	4,001,201
5.00%, 03/01/35	3,620	3,652,653
5.25%, 06/01/54	3,470	3,358,469
5.85%, 07/15/38	3,403	3,659,097
5.95%, 08/15/37	4,304	4,680,632
6.95%, 09/01/29	2,813	3,116,706
McKesson Corp.
1.30%, 08/15/26	5,002	4,826,078
3.95%, 02/16/28	3,252	3,216,149
4.25%, 09/15/29	2,250	2,232,636
4.65%, 05/30/30	2,930	2,933,917
4.90%, 07/15/28	2,886	2,932,086
4.95%, 05/30/32	2,940	2,948,638
5.10%, 07/15/33	2,140	2,166,018
5.25%, 05/30/35	2,940	2,948,509
Mead Johnson Nutrition Co.
4.60%, 06/01/44	3,368	2,854,668
5.90%, 11/01/39	1,565	1,612,744
Merck & Co. Inc.
1.45%, 06/24/30(b)	4,639	4,005,805
1.70%, 06/10/27	8,740	8,338,773
1.90%, 12/10/28	5,359	4,951,993
2.15%, 12/10/31	8,975	7,745,919
2.35%, 06/24/40	5,201	3,557,442
2.45%, 06/24/50	5,575	3,166,158
2.75%, 12/10/51	8,525	5,100,110
2.90%, 12/10/61	6,846	3,862,783
3.40%, 03/07/29	8,511	8,244,527
3.60%, 09/15/42	2,440	1,887,847
3.70%, 02/10/45	8,399	6,474,598
3.90%, 03/07/39	4,405	3,787,578
4.00%, 03/07/49	6,463	5,014,094
4.05%, 05/17/28	3,160	3,159,254
4.15%, 05/18/43	5,422	4,509,915
4.30%, 05/17/30	5,014	4,990,823
4.50%, 05/17/33(b)	3,400	3,342,206
4.90%, 05/17/44	3,340	3,046,786
5.00%, 05/17/53	6,750	6,035,456
5.15%, 05/17/63	2,905	2,607,164
6.50%, 12/01/33	2,698	3,006,760

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.55%, 09/15/37	$2,100	$2,339,101
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,835	1,936,499
5.95%, 12/01/28	1,408	1,485,167
Mylan Inc.
4.55%, 04/15/28	3,475	3,394,800
5.20%, 04/15/48	3,275	2,463,400
5.40%, 11/29/43	2,239	1,778,430
Novartis Capital Corp.
2.00%, 02/14/27	7,131	6,897,079
2.20%, 08/14/30	5,448	4,906,151
2.75%, 08/14/50	5,818	3,603,983
3.10%, 05/17/27	4,449	4,371,017
3.70%, 09/21/42	2,970	2,369,225
3.80%, 09/18/29	4,055	3,987,728
4.00%, 09/18/31	3,935	3,828,810
4.00%, 11/20/45	5,401	4,380,096
4.20%, 09/18/34	3,655	3,458,791
4.40%, 05/06/44	8,438	7,331,078
4.70%, 09/18/54	1,965	1,706,448
Pfizer Inc.
1.70%, 05/28/30	5,936	5,202,845
1.75%, 08/18/31	4,910	4,193,152
2.55%, 05/28/40	4,460	3,110,191
2.63%, 04/01/30	5,983	5,511,891
2.70%, 05/28/50	5,200	3,124,208
2.75%, 06/03/26	6,448	6,348,458
3.00%, 12/15/26	8,970	8,827,781
3.45%, 03/15/29	8,523	8,282,989
3.60%, 09/15/28	4,683	4,608,496
3.90%, 03/15/39	3,918	3,326,710
4.00%, 12/15/36	4,742	4,280,304
4.00%, 03/15/49(b)	7,347	5,629,265
4.10%, 09/15/38	3,627	3,175,977
4.13%, 12/15/46	5,342	4,267,435
4.20%, 09/15/48	5,530	4,421,268
4.30%, 06/15/43	3,258	2,738,883
4.40%, 05/15/44	5,144	4,380,975
5.60%, 09/15/40	3,329	3,329,312
7.20%, 03/15/39	11,043	12,877,967
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	17,665	17,761,854
4.65%, 05/19/30	8,160	8,213,101
4.75%, 05/19/33	21,696	21,337,557
5.11%, 05/19/43	7,425	6,919,352
5.30%, 05/19/53	25,595	23,445,070
5.34%, 05/19/63	10,674	9,608,789
Pharmacia LLC, 6.60%, 12/01/28	6,479	6,930,126
Sanofi SA, 3.63%, 06/19/28	6,676	6,571,047
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	693	682,210
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	11,233	9,952,993
3.03%, 07/09/40	7,731	5,632,197
3.18%, 07/09/50	8,920	5,655,296
3.38%, 07/09/60	4,246	2,601,283
5.00%, 11/26/28	8,656	8,762,974
5.30%, 07/05/34	3,100	3,099,833
5.65%, 07/05/44	1,950	1,885,331
5.65%, 07/05/54	2,970	2,810,317
5.80%, 07/05/64	1,995	1,876,636
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc.
3.95%, 06/15/26	$8,297	$8,188,132
5.25%, 06/15/46	4,417	3,412,250
Viatris Inc.
2.30%, 06/22/27	4,133	3,913,796
2.70%, 06/22/30	5,975	5,222,825
3.85%, 06/22/40	6,566	4,664,775
4.00%, 06/22/50	8,401	5,380,672
Wyeth LLC
5.95%, 04/01/37	9,046	9,485,963
6.00%, 02/15/36	2,839	3,004,781
6.50%, 02/01/34	3,414	3,744,948
Zoetis Inc.
2.00%, 05/15/30	4,795	4,258,028
3.00%, 09/12/27	5,006	4,866,468
3.00%, 05/15/50	2,610	1,643,209
3.90%, 08/20/28	3,459	3,416,743
3.95%, 09/12/47	2,614	2,018,706
4.45%, 08/20/48	1,924	1,575,979
4.70%, 02/01/43	5,120	4,547,682
5.60%, 11/16/32	1,925	2,006,755
		1,526,786,736
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,764,782
3.60%, 09/01/32	1,570	1,393,156
4.45%, 07/15/27	1,847	1,840,316
4.80%, 05/03/29	2,931	2,940,230
5.63%, 08/01/34	2,125	2,101,483
5.95%, 06/01/26	3,794	3,825,182
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	3,240	2,580,798
3.70%, 11/15/29	5,605	5,371,514
5.13%, 06/30/27	4,757	4,794,252
Cheniere Energy Inc.
4.63%, 10/15/28	4,602	4,556,587
5.65%, 04/15/34	5,590	5,583,050
Cheniere Energy Partners LP
3.25%, 01/31/32	6,157	5,403,350
4.00%, 03/01/31	4,749	4,444,302
4.50%, 10/01/29	8,780	8,607,364
5.75%, 08/15/34	4,605	4,626,928
5.95%, 06/30/33	4,449	4,551,605
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,992	2,850,019
DCP Midstream Operating LP
3.25%, 02/15/32	1,795	1,552,630
5.60%, 04/01/44	1,495	1,314,759
5.63%, 07/15/27	120	122,203
8.13%, 08/16/30	1,840	2,120,543
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	2,385	2,216,294
5.80%, 01/15/35	2,005	2,047,127
6.20%, 01/15/55	500	500,349
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,644	3,409,199
4.60%, 12/15/44	2,881	2,374,144
4.80%, 11/01/43	2,588	2,201,603
Enbridge Energy Partners LP
5.50%, 09/15/40	3,050	2,851,928
7.38%, 10/15/45	3,074	3,418,751

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series B, 7.50%, 04/15/38	$2,515	$2,831,939
Enbridge Inc.
1.60%, 10/04/26	2,973	2,858,979
2.50%, 08/01/33	4,440	3,611,902
3.13%, 11/15/29	4,805	4,490,281
3.40%, 08/01/51	3,140	2,001,736
3.70%, 07/15/27	4,002	3,938,131
4.00%, 11/15/49	2,028	1,465,053
4.25%, 12/01/26	5,621	5,595,619
4.50%, 06/10/44	1,823	1,460,850
5.25%, 04/05/27	2,300	2,327,115
5.30%, 04/05/29	2,165	2,212,711
5.50%, 12/01/46	1,156	1,066,093
5.63%, 04/05/34	5,220	5,270,698
5.70%, 03/08/33	9,905	10,106,628
5.90%, 11/15/26	3,560	3,619,556
5.95%, 04/05/54	2,145	2,057,696
6.00%, 11/15/28	3,130	3,270,723
6.20%, 11/15/30	2,515	2,663,829
6.70%, 11/15/53	4,109	4,310,646
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	2,921	2,945,459
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	110	112,011
Energy Transfer LP
3.75%, 05/15/30	5,856	5,542,439
3.90%, 07/15/26	3,504	3,474,643
4.00%, 10/01/27	4,246	4,189,668
4.15%, 09/15/29	3,142	3,062,620
4.20%, 04/15/27	2,797	2,777,237
4.40%, 03/15/27	3,729	3,715,308
4.90%, 03/15/35(b)	2,075	1,944,118
4.95%, 05/15/28	3,713	3,746,675
4.95%, 06/15/28	5,019	5,053,128
4.95%, 01/15/43	2,045	1,703,306
5.00%, 05/15/44	2,025	1,694,890
5.00%, 05/15/50	9,129	7,373,065
5.15%, 02/01/43	2,581	2,209,212
5.15%, 03/15/45	3,232	2,748,576
5.20%, 04/01/30	3,000	3,030,858
5.25%, 04/15/29	6,437	6,540,174
5.25%, 07/01/29	2,620	2,664,007
5.30%, 04/01/44	3,639	3,155,229
5.30%, 04/15/47	4,235	3,601,400
5.35%, 05/15/45	4,208	3,679,523
5.40%, 10/01/47	6,033	5,199,926
5.50%, 06/01/27	4,388	4,449,848
5.55%, 02/15/28	4,790	4,906,011
5.55%, 05/15/34	5,525	5,488,922
5.60%, 09/01/34	5,355	5,325,246
5.70%, 04/01/35	1,000	998,742
5.75%, 02/15/33	6,805	6,939,617
5.95%, 10/01/43	1,714	1,603,100
5.95%, 05/15/54	6,634	6,051,298
6.00%, 06/15/48	4,955	4,605,523
6.05%, 12/01/26	5,300	5,401,518
6.05%, 06/01/41	2,734	2,649,758
6.05%, 09/01/54	4,975	4,600,949
6.10%, 12/01/28	1,875	1,958,301
6.10%, 02/15/42	2,035	1,954,991
6.13%, 12/15/45	4,623	4,398,942
6.20%, 04/01/55	540	510,184
6.25%, 04/15/49	8,059	7,687,372
Security	Par (000)	Value
Pipelines (continued)
6.40%, 12/01/30	$3,360	$3,573,641
6.50%, 02/01/42	3,057	3,069,651
6.55%, 12/01/33	6,491	6,894,656
6.63%, 10/15/36	2,385	2,508,299
7.50%, 07/01/38	2,590	2,897,967
Series 20Y, 5.80%, 06/15/38	2,254	2,206,878
Enterprise Products Operating LLC
2.80%, 01/31/30	5,291	4,913,409
3.13%, 07/31/29	6,546	6,213,495
3.20%, 02/15/52	5,120	3,236,617
3.30%, 02/15/53	4,065	2,596,939
3.70%, 01/31/51	5,022	3,508,095
3.95%, 02/15/27	4,847	4,817,370
3.95%, 01/31/60	4,449	3,115,473
4.15%, 10/16/28	5,046	5,012,460
4.20%, 01/31/50	5,820	4,454,717
4.25%, 02/15/48	5,825	4,567,498
4.45%, 02/15/43	5,041	4,234,521
4.60%, 01/11/27	3,640	3,657,665
4.80%, 02/01/49	5,788	4,888,907
4.85%, 01/31/34	2,950	2,892,157
4.85%, 08/15/42	3,284	2,912,929
4.85%, 03/15/44	5,697	5,002,523
4.90%, 05/15/46	4,777	4,172,736
4.95%, 02/15/35	5,230	5,113,017
4.95%, 10/15/54	2,127	1,784,249
5.10%, 02/15/45	5,189	4,678,088
5.35%, 01/31/33	4,687	4,776,119
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(b)	3,385	3,296,904
5.55%, 02/16/55	3,030	2,830,686
5.70%, 02/15/42	1,787	1,743,951
5.95%, 02/01/41	3,389	3,416,437
6.13%, 10/15/39	3,042	3,169,080
6.45%, 09/01/40	2,690	2,894,658
7.55%, 04/15/38	2,799	3,276,791
Series D, 6.88%, 03/01/33	1,800	1,987,873
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	4,416	4,349,365
Series H, 6.65%, 10/15/34	2,370	2,577,838
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,452	2,048,933
5.00%, 08/15/42	2,935	2,540,131
5.00%, 03/01/43	2,650	2,290,899
5.40%, 09/01/44	2,590	2,324,953
5.50%, 03/01/44	3,085	2,825,454
5.63%, 09/01/41	2,012	1,872,192
5.80%, 03/15/35	2,436	2,458,039
6.38%, 03/01/41	2,836	2,859,180
6.50%, 02/01/37	2,001	2,084,587
6.50%, 09/01/39	3,002	3,103,701
6.55%, 09/15/40	2,118	2,193,648
6.95%, 01/15/38	5,533	5,985,155
7.30%, 08/15/33	2,425	2,678,169
7.40%, 03/15/31	1,251	1,395,419
7.50%, 11/15/40	2,014	2,245,717
7.75%, 03/15/32	1,646	1,854,674
Kinder Morgan Inc.
1.75%, 11/15/26	3,310	3,179,894
2.00%, 02/15/31(b)	2,400	2,062,446
3.25%, 08/01/50	2,697	1,675,578

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.60%, 02/15/51	$3,870	$2,571,502
4.30%, 03/01/28	7,001	6,979,023
4.80%, 02/01/33	3,926	3,790,425
5.00%, 02/01/29	4,775	4,829,395
5.05%, 02/15/46	3,133	2,676,029
5.10%, 08/01/29	2,970	3,011,740
5.15%, 06/01/30	955	964,544
5.20%, 06/01/33	4,635	4,573,631
5.20%, 03/01/48	3,923	3,409,693
5.30%, 12/01/34	3,613	3,533,666
5.40%, 02/01/34	4,360	4,342,753
5.45%, 08/01/52	3,710	3,295,823
5.55%, 06/01/45	7,080	6,514,238
5.85%, 06/01/35	610	618,732
5.95%, 08/01/54	2,245	2,141,027
7.75%, 01/15/32	4,689	5,330,218
7.80%, 08/01/31	2,672	3,039,404
MPLX LP
2.65%, 08/15/30	6,738	6,027,164
4.00%, 03/15/28	6,125	6,038,968
4.13%, 03/01/27	6,642	6,590,874
4.25%, 12/01/27	4,037	4,006,822
4.50%, 04/15/38	8,635	7,454,389
4.70%, 04/15/48	6,894	5,428,430
4.80%, 02/15/29	4,455	4,469,377
4.90%, 04/15/58	1,774	1,388,017
4.95%, 09/01/32	4,445	4,325,913
4.95%, 03/14/52	6,340	5,117,422
5.00%, 03/01/33	3,425	3,324,107
5.20%, 03/01/47	5,048	4,292,631
5.20%, 12/01/47	2,586	2,195,888
5.40%, 04/01/35	2,725	2,652,995
5.50%, 06/01/34	5,725	5,651,600
5.50%, 02/15/49	7,201	6,325,288
5.65%, 03/01/53	2,150	1,905,032
5.95%, 04/01/55	2,425	2,246,915
Northwest Pipeline LLC, 4.00%, 04/01/27	2,744	2,713,966
ONEOK Inc.
3.10%, 03/15/30	2,933	2,708,542
3.25%, 06/01/30	2,367	2,186,781
3.40%, 09/01/29	3,568	3,369,736
3.95%, 03/01/50	5,349	3,664,233
4.00%, 07/13/27	3,096	3,059,897
4.20%, 10/03/47	2,928	2,126,233
4.25%, 09/24/27	1,500	1,490,390
4.25%, 09/15/46	2,188	1,603,268
4.35%, 03/15/29	3,368	3,313,218
4.40%, 10/15/29	600	590,743
4.45%, 09/01/49	3,088	2,295,879
4.50%, 03/15/50	2,116	1,593,192
4.55%, 07/15/28	4,226	4,211,395
4.75%, 10/15/31	6,125	5,980,779
4.85%, 07/15/26	3,655	3,658,632
4.85%, 02/01/49	2,738	2,156,539
4.95%, 07/13/47	3,415	2,776,280
5.05%, 11/01/34	6,650	6,334,689
5.05%, 04/01/45	1,550	1,284,979
5.15%, 10/15/43	3,141	2,707,647
5.20%, 07/15/48	4,234	3,563,688
5.38%, 06/01/29	550	558,910
5.45%, 06/01/47	1,535	1,317,954
Security	Par (000)	Value
Pipelines (continued)
5.55%, 11/01/26	$4,815	$4,869,440
5.60%, 04/01/44	1,470	1,313,230
5.65%, 11/01/28	3,690	3,800,415
5.65%, 09/01/34	1,320	1,315,125
5.70%, 11/01/54	3,700	3,313,352
5.80%, 11/01/30	2,400	2,485,355
5.85%, 11/01/64	1,645	1,472,757
6.00%, 06/15/35	1,289	1,315,728
6.05%, 09/01/33	6,925	7,115,817
6.10%, 11/15/32	2,555	2,659,917
6.35%, 01/15/31	2,730	2,882,107
6.63%, 09/01/53	4,965	5,012,432
7.15%, 01/15/51	2,275	2,399,784
ONEOK Partners LP
6.13%, 02/01/41	3,006	2,923,437
6.20%, 09/15/43	1,902	1,811,693
6.65%, 10/01/36	3,093	3,250,440
6.85%, 10/15/37	2,515	2,653,085
Plains All American Pipeline LP, 5.95%, 06/15/35	2,715	2,711,259
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	3,994,690
3.80%, 09/15/30	3,674	3,468,938
4.30%, 01/31/43	1,742	1,335,046
4.50%, 12/15/26	5,719	5,708,203
4.70%, 06/15/44	3,250	2,603,701
4.90%, 02/15/45	3,166	2,614,055
5.15%, 06/01/42	2,534	2,167,266
5.70%, 09/15/34	3,010	2,984,068
6.65%, 01/15/37	3,527	3,699,932
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	6,529	6,471,074
4.50%, 05/15/30	4,197	4,136,230
5.00%, 03/15/27	8,898	8,938,692
5.88%, 06/30/26	3,557	3,579,828
5.90%, 09/15/37	3,084	3,148,434
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	2,640	2,641,713
5.03%, 10/01/29(c)	1,320	1,310,245
5.58%, 10/01/34(c)	5,480	5,284,890
6.18%, 10/01/54(c)	2,170	1,976,861
Spectra Energy Partners LP
3.38%, 10/15/26	3,403	3,343,769
4.50%, 03/15/45	4,522	3,615,527
5.95%, 09/25/43	2,041	1,942,171
Targa Resources Corp.
4.20%, 02/01/33	4,345	3,974,738
4.95%, 04/15/52	3,560	2,849,453
5.20%, 07/01/27	4,815	4,861,603
5.50%, 02/15/35	2,325	2,274,913
5.55%, 08/15/35	4,090	4,011,655
6.13%, 03/15/33	3,260	3,359,467
6.13%, 05/15/55	3,035	2,861,223
6.15%, 03/01/29	1,845	1,926,175
6.25%, 07/01/52	2,552	2,441,439
6.50%, 03/30/34	3,970	4,177,880
6.50%, 02/15/53	4,095	4,035,249
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	4,635	4,241,553

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.88%, 02/01/31	$5,450	$5,318,971
5.00%, 01/15/28	5,990	5,982,019
5.50%, 03/01/30	5,750	5,797,676
6.50%, 07/15/27	4,920	4,930,355
6.88%, 01/15/29	2,960	3,016,488
TC PipeLines LP, 3.90%, 05/25/27	5,425	5,347,913
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,363	2,456,833
7.00%, 10/15/28	1,710	1,828,321
7.63%, 04/01/37	830	942,313
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,522	1,660,325
TransCanada PipeLines Ltd.
4.10%, 04/15/30	2,835	2,745,737
4.25%, 05/15/28	7,949	7,886,233
4.63%, 03/01/34	5,524	5,202,824
5.00%, 10/16/43	20	17,898
5.10%, 03/15/49	3,593	3,163,761
5.60%, 03/31/34	2,321	2,315,330
5.85%, 03/15/36	2,793	2,838,734
6.10%, 06/01/40	3,291	3,327,478
6.20%, 10/15/37	5,578	5,685,833
7.25%, 08/15/38	3,581	3,931,978
7.63%, 01/15/39	4,239	4,849,472
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,974	3,704,589
3.95%, 05/15/50	2,394	1,763,833
4.00%, 03/15/28	2,329	2,302,193
4.45%, 08/01/42	1,753	1,455,737
4.60%, 03/15/48	2,875	2,346,582
5.40%, 08/15/41	1,867	1,741,351
Valero Energy Partners LP, 4.50%, 03/15/28	3,940	3,932,908
Western Midstream Operating LP
4.05%, 02/01/30	4,230	4,021,339
4.50%, 03/01/28	1,554	1,529,998
4.65%, 07/01/26	1,350	1,346,234
4.75%, 08/15/28	1,305	1,295,686
5.25%, 02/01/50	4,590	3,728,195
5.30%, 03/01/48	3,175	2,572,813
5.45%, 11/15/34	3,680	3,532,234
5.45%, 04/01/44	1,845	1,562,456
5.50%, 08/15/48	2,790	2,324,933
6.15%, 04/01/33	3,510	3,586,465
6.35%, 01/15/29	2,180	2,264,893
Williams Companies Inc. (The)
2.60%, 03/15/31	7,562	6,691,120
3.50%, 11/15/30	3,454	3,233,084
3.50%, 10/15/51	3,325	2,203,831
3.75%, 06/15/27	7,539	7,430,033
4.65%, 08/15/32	4,715	4,563,167
4.80%, 11/15/29	1,705	1,715,192
4.85%, 03/01/48	3,931	3,300,580
4.90%, 03/15/29	4,920	4,965,452
4.90%, 01/15/45	2,326	1,988,362
5.10%, 09/15/45	3,958	3,466,479
5.15%, 03/15/34	6,455	6,340,625
5.30%, 08/15/28	5,855	5,986,968
5.30%, 08/15/52	3,215	2,839,390
5.40%, 03/04/44	2,326	2,121,664
5.60%, 03/15/35	2,615	2,639,814
5.65%, 03/15/33	4,065	4,162,939
Security	Par (000)	Value
Pipelines (continued)
5.75%, 06/24/44	$3,021	$2,873,110
5.80%, 11/15/43	1,980	1,898,169
5.80%, 11/15/54	760	721,066
6.00%, 03/15/55	1,270	1,233,749
6.30%, 04/15/40	5,504	5,706,539
8.75%, 03/15/32	1,535	1,830,213
Series A, 7.50%, 01/15/31	1,720	1,938,376
		1,070,867,007
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55	1,500	1,419,010
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	2,923	2,550,586
4.80%, 06/15/30	1,575	1,565,838
5.50%, 04/01/29	1,330	1,366,526
5.50%, 06/15/35	1,625	1,601,183
5.95%, 08/15/34	2,985	3,082,222
Jones Lang LaSalle Inc., 6.88%, 12/01/28	1,070	1,141,369
		11,307,724
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,470	2,293,039
2.60%, 06/15/33	1,451	1,182,994
2.90%, 10/01/30	1,594	1,444,840
4.80%, 10/01/32	645	625,927
5.60%, 06/15/35	1,280	1,284,329
5.63%, 06/15/34	680	686,673
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,710	3,667,645
2.00%, 05/18/32	4,216	3,404,856
2.75%, 12/15/29	2,377	2,169,739
2.95%, 03/15/34	3,350	2,750,087
3.00%, 05/18/51	4,040	2,358,966
3.38%, 08/15/31(b)	3,325	3,007,948
3.55%, 03/15/52	4,180	2,721,693
3.95%, 01/15/27	1,292	1,278,989
3.95%, 01/15/28	2,397	2,362,873
4.00%, 02/01/50	3,452	2,453,090
4.50%, 07/30/29	1,831	1,803,716
4.70%, 07/01/30	2,342	2,298,027
4.75%, 04/15/35	2,470	2,296,125
4.85%, 04/15/49	1,763	1,424,697
4.90%, 12/15/30	3,395	3,365,759
5.15%, 04/15/53	2,275	1,913,591
5.25%, 05/15/36	1,190	1,130,819
5.50%, 10/01/35	2,100	2,062,952
5.63%, 05/15/54	2,620	2,358,954
American Assets Trust LP
3.38%, 02/01/31	1,580	1,383,308
6.15%, 10/01/34	760	743,781
American Homes 4 Rent LP
2.38%, 07/15/31	970	832,084
3.38%, 07/15/51	2,255	1,440,106
3.63%, 04/15/32	925	840,035
4.25%, 02/15/28	2,985	2,948,449
4.30%, 04/15/52	860	650,353
4.90%, 02/15/29	1,916	1,926,252
4.95%, 06/15/30	1,015	1,014,549
5.25%, 03/15/35	525	512,591
5.50%, 02/01/34	2,735	2,730,086

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 07/15/34	$2,200	$2,190,979
American Tower Corp.
1.45%, 09/15/26	3,162	3,039,354
1.50%, 01/31/28	3,223	2,979,875
1.88%, 10/15/30	3,621	3,108,691
2.10%, 06/15/30	3,892	3,419,899
2.30%, 09/15/31	3,985	3,414,213
2.70%, 04/15/31	3,567	3,157,234
2.75%, 01/15/27	3,333	3,237,081
2.90%, 01/15/30	3,350	3,092,834
2.95%, 01/15/51	4,410	2,698,808
3.10%, 06/15/50	4,985	3,147,801
3.13%, 01/15/27	2,358	2,300,746
3.38%, 10/15/26	4,697	4,625,379
3.55%, 07/15/27	4,351	4,260,156
3.60%, 01/15/28	4,081	3,988,037
3.65%, 03/15/27	3,170	3,119,630
3.70%, 10/15/49	2,871	2,021,223
3.80%, 08/15/29	7,543	7,279,073
3.95%, 03/15/29	3,158	3,073,698
4.05%, 03/15/32(b)	3,250	3,068,316
4.90%, 03/15/30	3,545	3,564,609
5.00%, 01/31/30	2,855	2,887,117
5.20%, 02/15/29	2,860	2,912,086
5.25%, 07/15/28	3,830	3,905,623
5.35%, 03/15/35	3,225	3,239,574
5.40%, 01/31/35	2,895	2,914,496
5.45%, 02/15/34	3,600	3,637,820
5.50%, 03/15/28	3,640	3,724,089
5.55%, 07/15/33	4,261	4,332,475
5.65%, 03/15/33	4,005	4,114,860
5.80%, 11/15/28	3,945	4,094,433
5.90%, 11/15/33	3,485	3,631,695
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,265	1,214,851
5.60%, 05/15/32	1,500	1,489,050
AvalonBay Communities Inc.
1.90%, 12/01/28	2,745	2,520,758
2.05%, 01/15/32	3,055	2,590,804
2.30%, 03/01/30	3,908	3,530,804
2.45%, 01/15/31	3,404	3,022,564
2.90%, 10/15/26	1,862	1,822,754
3.20%, 01/15/28	2,423	2,355,739
3.30%, 06/01/29	1,998	1,909,831
3.35%, 05/15/27	1,777	1,742,947
3.90%, 10/15/46	1,315	1,006,983
4.15%, 07/01/47	1,100	862,979
4.35%, 04/15/48	1,765	1,427,215
5.00%, 02/15/33	1,310	1,304,096
5.30%, 12/07/33	2,015	2,042,898
5.35%, 06/01/34	735	745,575
Boston Properties LP
2.45%, 10/01/33	6,040	4,737,443
2.55%, 04/01/32	5,315	4,394,104
2.75%, 10/01/26	4,931	4,797,202
2.90%, 03/15/30	3,612	3,270,115
3.25%, 01/30/31(b)	5,451	4,913,483
3.40%, 06/21/29	3,710	3,479,830
4.50%, 12/01/28	5,377	5,301,975
5.75%, 01/15/35	2,890	2,858,924
6.50%, 01/15/34(b)	2,115	2,222,282
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 12/01/27	$2,855	$2,978,125
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,178	1,103,388
2.50%, 08/16/31	2,535	2,180,560
3.90%, 03/15/27	1,676	1,654,091
4.05%, 07/01/30	3,752	3,595,739
4.13%, 06/15/26	2,733	2,717,824
4.13%, 05/15/29	2,964	2,885,222
5.50%, 02/15/34	1,715	1,707,645
5.75%, 02/15/35	763	771,190
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,152	1,805,139
Camden Property Trust
2.80%, 05/15/30	3,900	3,575,476
3.15%, 07/01/29	3,532	3,347,867
3.35%, 11/01/49	2,200	1,511,521
4.10%, 10/15/28	2,247	2,225,174
4.90%, 01/15/34	1,270	1,246,449
5.85%, 11/03/26	2,030	2,066,013
COPT Defense Properties LP
2.00%, 01/15/29	2,189	1,962,387
2.75%, 04/15/31	2,295	1,992,161
2.90%, 12/01/33	1,840	1,485,124
Cousins Properties LP
5.25%, 07/15/30	1,475	1,484,414
5.38%, 02/15/32	410	407,415
5.88%, 10/01/34	2,300	2,320,580
Crown Castle Inc.
1.05%, 07/15/26	5,530	5,303,605
2.10%, 04/01/31	5,537	4,678,810
2.25%, 01/15/31	4,707	4,051,005
2.50%, 07/15/31	1,895	1,626,487
2.90%, 03/15/27	4,165	4,039,164
2.90%, 04/01/41	5,370	3,733,551
3.10%, 11/15/29	2,633	2,451,541
3.25%, 01/15/51	3,615	2,279,997
3.30%, 07/01/30	5,240	4,842,532
3.65%, 09/01/27	5,650	5,519,197
3.70%, 06/15/26	4,519	4,468,555
3.80%, 02/15/28	5,816	5,680,959
4.00%, 03/01/27	2,880	2,847,652
4.00%, 11/15/49	2,243	1,614,190
4.15%, 07/01/50	2,183	1,613,694
4.30%, 02/15/29	3,605	3,536,771
4.75%, 05/15/47	2,223	1,845,984
4.80%, 09/01/28	3,930	3,927,016
4.90%, 09/01/29	3,530	3,536,308
5.00%, 01/11/28	5,870	5,904,513
5.10%, 05/01/33	3,975	3,892,375
5.20%, 09/01/34	3,710	3,617,457
5.20%, 02/15/49	1,808	1,567,587
5.60%, 06/01/29	4,155	4,266,520
5.80%, 03/01/34	3,890	3,968,792
CubeSmart LP
2.00%, 02/15/31	2,185	1,861,329
2.25%, 12/15/28	2,532	2,336,933
2.50%, 02/15/32	2,435	2,063,058
3.00%, 02/15/30	1,490	1,371,027
3.13%, 09/01/26	3,262	3,191,502
4.38%, 02/15/29	1,956	1,926,092
Digital Realty Trust LP
3.60%, 07/01/29	4,754	4,571,954

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 08/15/27	$4,445	$4,374,784
4.45%, 07/15/28	2,885	2,874,201
5.55%, 01/15/28	4,642	4,753,964
DOC DR LLC
2.63%, 11/01/31	2,833	2,448,493
3.95%, 01/15/28	2,603	2,559,933
4.30%, 03/15/27	1,386	1,378,410
EPR Properties
3.60%, 11/15/31	75	66,921
3.75%, 08/15/29	1,900	1,792,038
4.50%, 06/01/27	1,500	1,484,153
4.75%, 12/15/26	1,500	1,492,028
4.95%, 04/15/28	1,000	992,267
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,590	2,626,051
Equinix Inc.
1.55%, 03/15/28	2,708	2,508,934
1.80%, 07/15/27	3,323	3,147,857
2.00%, 05/15/28	2,508	2,341,478
2.15%, 07/15/30	3,340	2,948,185
2.50%, 05/15/31	3,075	2,700,603
2.90%, 11/18/26	4,198	4,092,649
2.95%, 09/15/51	3,085	1,843,420
3.00%, 07/15/50	2,439	1,490,212
3.20%, 11/18/29	6,277	5,908,688
3.40%, 02/15/52	2,415	1,581,573
3.90%, 04/15/32	3,660	3,437,327
ERP Operating LP
1.85%, 08/01/31	1,795	1,523,955
2.50%, 02/15/30	3,058	2,787,520
2.85%, 11/01/26	1,786	1,747,934
3.00%, 07/01/29	3,093	2,920,713
3.25%, 08/01/27	2,159	2,106,084
3.50%, 03/01/28	3,203	3,131,068
4.00%, 08/01/47	1,341	1,013,015
4.15%, 12/01/28	2,505	2,484,644
4.50%, 07/01/44	1,820	1,544,579
4.50%, 06/01/45	1,800	1,497,905
4.65%, 09/15/34	1,410	1,343,464
4.95%, 06/15/32	2,565	2,555,920
Essential Properties LP, 2.95%, 07/15/31	2,077	1,816,012
Essex Portfolio LP
1.65%, 01/15/31	1,340	1,122,547
1.70%, 03/01/28	1,720	1,591,217
2.55%, 06/15/31	1,220	1,070,240
2.65%, 03/15/32(b)	3,028	2,593,386
2.65%, 09/01/50	1,260	722,167
3.00%, 01/15/30	3,060	2,825,796
3.63%, 05/01/27	2,120	2,081,848
4.00%, 03/01/29	3,186	3,107,561
4.50%, 03/15/48	2,135	1,759,289
5.38%, 04/01/35	785	781,957
5.50%, 04/01/34	1,900	1,908,699
Extra Space Storage LP
2.20%, 10/15/30	2,351	2,043,278
2.35%, 03/15/32	2,150	1,790,769
2.40%, 10/15/31	3,010	2,561,540
2.55%, 06/01/31	2,535	2,195,598
3.50%, 07/01/26	2,329	2,303,677
3.88%, 12/15/27	3,421	3,361,581
3.90%, 04/01/29(b)	1,220	1,183,054
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 06/15/29	$2,503	$2,430,337
5.35%, 01/15/35	960	945,890
5.40%, 02/01/34	2,895	2,876,113
5.40%, 06/15/35	2,150	2,109,882
5.50%, 07/01/30	3,480	3,565,893
5.70%, 04/01/28	2,275	2,339,705
5.90%, 01/15/31	2,110	2,198,411
Federal Realty OP LP
3.20%, 06/15/29	2,183	2,054,359
3.25%, 07/15/27	2,799	2,714,943
3.50%, 06/01/30	731	690,101
4.50%, 12/01/44	2,096	1,724,917
5.38%, 05/01/28	2,085	2,124,743
First Industrial LP, 5.25%, 01/15/31	1,170	1,170,922
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	3,880	3,358,983
4.00%, 01/15/30	3,363	3,178,347
4.00%, 01/15/31	3,362	3,125,144
5.30%, 01/15/29	3,570	3,578,153
5.63%, 09/15/34	3,080	3,006,437
5.75%, 06/01/28	2,839	2,891,146
6.25%, 09/15/54	2,345	2,219,010
6.75%, 12/01/33	2,040	2,142,084
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,773	2,331,175
3.10%, 02/15/30	2,160	1,979,742
3.50%, 08/01/26	2,712	2,667,373
3.75%, 07/01/27	2,643	2,583,894
Healthpeak OP LLC
1.35%, 02/01/27	3,275	3,107,718
2.13%, 12/01/28	3,315	3,043,745
2.88%, 01/15/31	2,273	2,042,081
3.00%, 01/15/30	4,249	3,931,227
3.25%, 07/15/26	3,872	3,813,206
3.50%, 07/15/29	2,616	2,495,131
5.25%, 12/15/32	3,385	3,379,869
5.38%, 02/15/35	810	800,898
6.75%, 02/01/41	1,868	2,007,170
Highwoods Realty LP
2.60%, 02/01/31	841	713,752
3.05%, 02/15/30	1,802	1,623,782
3.88%, 03/01/27	1,470	1,436,587
4.13%, 03/15/28	1,608	1,565,250
4.20%, 04/15/29	1,610	1,546,147
7.65%, 02/01/34	535	589,543
Host Hotels & Resorts LP
5.50%, 04/15/35	2,505	2,410,711
5.70%, 06/15/32	850	845,621
5.70%, 07/01/34	2,575	2,535,547
Series H, 3.38%, 12/15/29	3,359	3,109,571
Series I, 3.50%, 09/15/30	1,540	1,403,934
Series J, 2.90%, 12/15/31	2,285	1,959,164
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	2,583	2,160,142
2.30%, 11/15/28	3,160	2,932,661
2.70%, 01/15/34	1,730	1,402,467
4.15%, 04/15/32	2,620	2,441,656
4.88%, 02/01/35	915	870,122
5.45%, 08/15/30	2,315	2,374,419
5.50%, 08/15/33	1,520	1,515,619

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP
2.50%, 11/15/32	$3,778	$2,971,168
2.65%, 11/15/33	3,235	2,484,126
3.05%, 02/15/30	2,414	2,136,896
4.25%, 08/15/29	2,118	2,001,525
4.75%, 12/15/28	2,949	2,892,643
6.25%, 01/15/36	820	800,645
Kimco Realty OP LLC
1.90%, 03/01/28	1,683	1,571,892
2.25%, 12/01/31	1,316	1,119,395
2.70%, 10/01/30	1,685	1,526,685
2.80%, 10/01/26	2,855	2,786,793
3.20%, 04/01/32	561	499,781
3.70%, 10/01/49	1,057	741,516
3.80%, 04/01/27	2,659	2,626,606
4.13%, 12/01/46	1,351	1,039,975
4.25%, 04/01/45	1,997	1,584,645
4.45%, 09/01/47	2,455	1,972,770
4.60%, 02/01/33	3,065	2,958,854
4.85%, 03/01/35	1,180	1,131,916
6.40%, 03/01/34	2,392	2,554,632
Kite Realty Group LP
4.00%, 10/01/26	2,117	2,090,282
4.95%, 12/15/31	790	779,576
5.50%, 03/01/34	350	347,958
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,390,864
LXP Industrial Trust
2.38%, 10/01/31	675	562,404
2.70%, 09/15/30	878	772,610
6.75%, 11/15/28	1,445	1,520,462
Mid-America Apartments LP
1.10%, 09/15/26	2,145	2,055,056
1.70%, 02/15/31	2,896	2,455,488
2.75%, 03/15/30	1,705	1,572,769
2.88%, 09/15/51(b)	1,380	836,981
3.60%, 06/01/27	3,730	3,674,282
3.95%, 03/15/29	3,130	3,068,315
4.20%, 06/15/28	2,083	2,065,456
4.95%, 03/01/35	660	644,290
5.00%, 03/15/34	920	913,964
5.30%, 02/15/32	1,535	1,567,994
National Health Investors Inc., 3.00%, 02/01/31	2,238	1,953,792
NNN REIT Inc.
2.50%, 04/15/30	2,577	2,314,840
3.00%, 04/15/52(b)	2,148	1,280,471
3.10%, 04/15/50	1,972	1,220,627
3.50%, 10/15/27	2,080	2,029,680
3.50%, 04/15/51	2,647	1,765,594
3.60%, 12/15/26	2,437	2,397,586
4.30%, 10/15/28	1,940	1,917,697
4.80%, 10/15/48	1,475	1,225,619
5.50%, 06/15/34	1,680	1,681,397
5.60%, 10/15/33	2,105	2,133,384
Omega Healthcare Investors Inc.
3.25%, 04/15/33	2,978	2,514,582
3.38%, 02/01/31	3,409	3,076,023
3.63%, 10/01/29	2,547	2,392,180
4.50%, 04/01/27(b)	3,510	3,502,379
4.75%, 01/15/28	2,822	2,823,343
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	$2,110	$1,797,272
4.95%, 01/15/35	920	874,185
5.75%, 07/15/34	1,280	1,291,141
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	607,246
3.15%, 08/15/30	2,088	1,837,120
6.88%, 07/15/29	200	207,104
9.25%, 07/20/28	650	718,088
Prologis LP
1.25%, 10/15/30	3,368	2,844,924
1.63%, 03/15/31	2,174	1,838,131
1.75%, 07/01/30	1,752	1,521,841
1.75%, 02/01/31	2,580	2,209,590
2.13%, 04/15/27	2,916	2,803,551
2.13%, 10/15/50	3,007	1,546,172
2.25%, 04/15/30	4,032	3,621,619
2.25%, 01/15/32	3,207	2,740,393
2.88%, 11/15/29	1,990	1,857,398
3.00%, 04/15/50	3,563	2,241,095
3.05%, 03/01/50	2,093	1,319,496
3.25%, 06/30/26	1,204	1,188,904
3.25%, 10/01/26	4,240	4,176,282
3.38%, 12/15/27	2,320	2,269,882
3.88%, 09/15/28	2,217	2,186,090
4.00%, 09/15/28	2,301	2,272,769
4.38%, 02/01/29	1,866	1,866,828
4.38%, 09/15/48	1,064	859,612
4.63%, 01/15/33	2,980	2,915,713
4.75%, 01/15/31	3,175	3,185,140
4.75%, 06/15/33	2,568	2,518,045
4.88%, 06/15/28	3,475	3,524,126
5.00%, 03/15/34	2,899	2,855,138
5.00%, 01/31/35	2,120	2,079,590
5.13%, 01/15/34	3,020	3,020,830
5.25%, 05/15/35	2,410	2,400,081
5.25%, 06/15/53	4,080	3,735,369
5.25%, 03/15/54	3,635	3,325,668
Public Storage Operating Co.
1.50%, 11/09/26	4,072	3,907,965
1.85%, 05/01/28	3,180	2,968,533
1.95%, 11/09/28	2,870	2,652,357
2.25%, 11/09/31	2,800	2,410,802
2.30%, 05/01/31	2,980	2,612,998
3.09%, 09/15/27	2,110	2,053,824
3.39%, 05/01/29	2,726	2,626,298
5.10%, 08/01/33(b)	1,070	1,083,535
5.13%, 01/15/29(b)	2,811	2,884,778
5.35%, 08/01/53	3,429	3,203,767
Rayonier LP, 2.75%, 05/17/31	2,642	2,305,687
Realty Income Corp.
1.80%, 03/15/33	2,098	1,657,236
2.10%, 03/15/28	2,216	2,082,211
2.20%, 06/15/28	1,980	1,854,070
2.70%, 02/15/32	1,655	1,436,695
2.85%, 12/15/32	2,136	1,841,038
3.00%, 01/15/27	3,269	3,195,446
3.10%, 12/15/29(b)	2,959	2,769,952
3.20%, 02/15/31	1,510	1,387,523
3.25%, 06/15/29	1,922	1,827,289

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 01/15/31	$5,149	$4,758,900
3.40%, 01/15/28(b)	2,975	2,901,886
3.40%, 01/15/30	2,405	2,278,910
3.65%, 01/15/28	2,689	2,640,470
3.95%, 08/15/27	2,881	2,853,811
4.00%, 07/15/29	2,142	2,090,940
4.13%, 10/15/26	3,141	3,124,979
4.65%, 03/15/47	3,244	2,722,593
4.70%, 12/15/28	2,150	2,165,447
4.75%, 02/15/29	2,495	2,506,178
4.85%, 03/15/30	1,840	1,855,302
4.88%, 06/01/26	3,739	3,747,196
4.90%, 07/15/33	3,505	3,441,413
5.13%, 02/15/34	3,055	3,042,440
5.13%, 04/15/35	345	340,932
5.38%, 09/01/54	875	819,124
5.63%, 10/13/32	3,100	3,203,935
Regency Centers LP
2.95%, 09/15/29	2,270	2,128,114
3.60%, 02/01/27	1,556	1,535,485
3.70%, 06/15/30	1,513	1,448,583
4.13%, 03/15/28	1,861	1,850,213
4.40%, 02/01/47	1,923	1,564,753
4.65%, 03/15/49	1,886	1,584,490
5.00%, 07/15/32	1,370	1,366,925
5.10%, 01/15/35	735	724,046
5.25%, 01/15/34	1,030	1,029,526
Rexford Industrial Realty LP
2.13%, 12/01/30	2,288	1,958,925
2.15%, 09/01/31	2,255	1,899,617
5.00%, 06/15/28	1,640	1,640,630
Sabra Health Care LP
3.20%, 12/01/31	3,917	3,410,512
3.90%, 10/15/29	2,428	2,274,890
5.13%, 08/15/26	3,886	3,880,044
Safehold GL Holdings LLC
2.80%, 06/15/31(b)	2,575	2,263,830
2.85%, 01/15/32	1,115	949,375
5.65%, 01/15/35	1,400	1,367,599
6.10%, 04/01/34	1,115	1,135,455
Simon Property Group LP
1.38%, 01/15/27	3,514	3,349,787
1.75%, 02/01/28	3,615	3,381,478
2.20%, 02/01/31	3,374	2,952,840
2.25%, 01/15/32	3,610	3,071,784
2.45%, 09/13/29	6,608	6,078,160
2.65%, 07/15/30	3,058	2,777,940
2.65%, 02/01/32	2,825	2,450,622
3.25%, 11/30/26	4,563	4,487,800
3.25%, 09/13/49	5,583	3,658,916
3.38%, 06/15/27	3,302	3,241,317
3.38%, 12/01/27	4,578	4,471,868
3.80%, 07/15/50	3,295	2,358,413
4.25%, 10/01/44	1,920	1,539,370
4.25%, 11/30/46	2,437	1,926,697
4.75%, 09/26/34	2,435	2,327,321
4.75%, 03/15/42	2,601	2,276,309
5.50%, 03/08/33	2,950	3,026,908
5.85%, 03/08/53	2,935	2,858,687
6.25%, 01/15/34	1,245	1,327,883
6.65%, 01/15/54	2,284	2,457,639
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 02/01/40	$2,758	$3,076,894
Store Capital LLC
2.70%, 12/01/31	2,090	1,746,982
2.75%, 11/18/30	1,444	1,255,538
4.50%, 03/15/28	1,827	1,793,753
4.63%, 03/15/29	1,936	1,885,740
5.40%, 04/30/30(c)	975	971,034
Sun Communities Operating LP
2.30%, 11/01/28	1,383	1,280,843
2.70%, 07/15/31	3,462	3,013,326
4.20%, 04/15/32	2,370	2,216,182
Tanger Properties LP
2.75%, 09/01/31(b)	2,010	1,736,016
3.13%, 09/01/26	2,058	2,013,570
3.88%, 07/15/27	2,081	2,044,256
UDR Inc.
1.90%, 03/15/33	2,225	1,736,337
2.10%, 08/01/32	1,955	1,584,779
2.10%, 06/15/33(b)	1,120	881,332
2.95%, 09/01/26	1,875	1,835,875
3.00%, 08/15/31	2,668	2,393,132
3.10%, 11/01/34	1,838	1,513,772
3.20%, 01/15/30	3,293	3,094,143
3.50%, 07/01/27	1,868	1,831,176
3.50%, 01/15/28	1,470	1,434,233
4.40%, 01/26/29	2,100	2,082,312
5.13%, 09/01/34	1,130	1,100,536
Ventas Realty LP
2.50%, 09/01/31	3,480	3,027,569
3.00%, 01/15/30	3,160	2,925,193
3.25%, 10/15/26	1,404	1,376,072
3.85%, 04/01/27	1,760	1,737,068
4.00%, 03/01/28	1,858	1,828,722
4.38%, 02/01/45	1,208	961,604
4.40%, 01/15/29	2,354	2,329,847
4.75%, 11/15/30	1,255	1,248,767
4.88%, 04/15/49	1,807	1,510,331
5.00%, 01/15/35	1,810	1,742,409
5.10%, 07/15/32	2,100	2,094,925
5.63%, 07/01/34	1,745	1,762,873
5.70%, 09/30/43	1,800	1,704,300
VICI Properties LP
4.75%, 02/15/28	6,305	6,311,906
4.75%, 04/01/28	465	464,788
4.95%, 02/15/30	4,900	4,865,530
5.13%, 11/15/31	1,945	1,921,431
5.13%, 05/15/32	6,790	6,657,349
5.63%, 04/01/35	1,495	1,480,902
5.63%, 05/15/52	3,718	3,323,716
5.75%, 04/01/34	1,670	1,676,713
6.13%, 04/01/54	2,660	2,549,429
Welltower OP LLC
2.05%, 01/15/29	2,413	2,214,826
2.70%, 02/15/27	4,199	4,090,822
2.75%, 01/15/31	2,001	1,805,545
2.75%, 01/15/32	2,535	2,226,935
2.80%, 06/01/31	3,925	3,511,536
3.10%, 01/15/30	3,620	3,397,877
3.85%, 06/15/32	2,260	2,115,967
4.13%, 03/15/29	2,761	2,726,190
4.25%, 04/15/28	4,453	4,441,026

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 09/01/48	$1,825	$1,625,887
6.50%, 03/15/41	2,497	2,674,869
Weyerhaeuser Co.
3.38%, 03/09/33	1,170	1,031,123
4.00%, 11/15/29	3,644	3,551,115
4.00%, 04/15/30	3,790	3,665,025
4.00%, 03/09/52	2,244	1,626,049
6.95%, 10/01/27	2,929	3,078,355
7.38%, 03/15/32	2,913	3,257,161
WP Carey Inc.
2.25%, 04/01/33	1,935	1,551,782
2.40%, 02/01/31	2,903	2,518,720
2.45%, 02/01/32	2,770	2,329,597
3.85%, 07/15/29	2,671	2,571,042
4.25%, 10/01/26	2,170	2,155,621
5.38%, 06/30/34	1,715	1,694,660
		1,149,046,310
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	1,257	1,155,441
2.40%, 08/01/31	2,190	1,849,744
3.80%, 11/15/27	2,107	2,057,550
3.85%, 03/01/32	3,120	2,820,560
4.75%, 06/01/30	2,308	2,268,179
5.89%, 03/15/35	485	481,944
AutoZone Inc.
1.65%, 01/15/31	1,361	1,153,325
3.75%, 06/01/27	3,389	3,345,480
3.75%, 04/18/29	2,330	2,259,171
4.00%, 04/15/30	3,685	3,573,252
4.50%, 02/01/28	2,720	2,727,284
4.75%, 08/01/32	3,360	3,296,430
4.75%, 02/01/33	2,345	2,280,485
5.05%, 07/15/26	2,455	2,467,578
5.10%, 07/15/29	2,465	2,510,239
5.13%, 06/15/30	850	863,454
5.20%, 08/01/33	1,305	1,306,478
5.40%, 07/15/34(b)	2,815	2,837,710
6.25%, 11/01/28	2,565	2,708,744
6.55%, 11/01/33	2,065	2,245,108
Best Buy Co. Inc.
1.95%, 10/01/30	3,829	3,287,596
4.45%, 10/01/28	3,244	3,242,120
Costco Wholesale Corp.
1.38%, 06/20/27	6,166	5,845,253
1.60%, 04/20/30	8,229	7,267,310
1.75%, 04/20/32(b)	4,250	3,585,968
3.00%, 05/18/27	5,237	5,137,464
Darden Restaurants Inc.
3.85%, 05/01/27	3,639	3,590,340
4.35%, 10/15/27	2,080	2,071,848
4.55%, 10/15/29	2,260	2,239,980
4.55%, 02/15/48	2,665	2,103,559
6.30%, 10/10/33	1,420	1,503,969
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	3,610	3,176,711
4.10%, 01/15/52	4,530	3,106,133
Dollar General Corp.
3.50%, 04/03/30	3,538	3,311,097
3.88%, 04/15/27	3,331	3,284,326
4.13%, 05/01/28	2,477	2,442,725
Security	Par (000)	Value
Retail (continued)
4.13%, 04/03/50	$3,170	$2,286,236
4.63%, 11/01/27	2,782	2,779,967
5.00%, 11/01/32(b)	4,235	4,166,105
5.20%, 07/05/28	1,885	1,910,815
5.45%, 07/05/33	2,395	2,402,869
5.50%, 11/01/52(b)	1,501	1,330,869
Dollar Tree Inc.
2.65%, 12/01/31	3,885	3,362,254
3.38%, 12/01/51	3,340	2,017,690
4.20%, 05/15/28	6,198	6,097,053
Ferguson Enterprises Inc., 5.00%, 10/03/34	290	279,358
Genuine Parts Co.
1.88%, 11/01/30	3,330	2,839,394
2.75%, 02/01/32	1,410	1,210,788
4.95%, 08/15/29	3,235	3,264,597
6.50%, 11/01/28	2,495	2,637,821
6.88%, 11/01/33	1,545	1,694,340
Home Depot Inc. (The)
0.90%, 03/15/28	2,997	2,743,445
1.38%, 03/15/31	5,915	4,950,711
1.50%, 09/15/28	2,490	2,286,356
1.88%, 09/15/31	3,810	3,248,686
2.13%, 09/15/26	5,005	4,877,986
2.38%, 03/15/51	5,575	3,054,891
2.50%, 04/15/27	4,019	3,900,337
2.70%, 04/15/30	7,121	6,584,652
2.75%, 09/15/51	4,340	2,576,121
2.80%, 09/14/27	4,974	4,828,630
2.88%, 04/15/27	3,830	3,741,029
2.95%, 06/15/29	5,516	5,242,387
3.13%, 12/15/49	6,584	4,305,093
3.25%, 04/15/32	6,925	6,331,102
3.30%, 04/15/40	5,157	4,028,573
3.35%, 04/15/50	6,511	4,451,347
3.50%, 09/15/56	4,405	2,969,243
3.63%, 04/15/52	7,035	4,976,000
3.90%, 12/06/28	5,808	5,757,917
3.90%, 06/15/47	5,401	4,144,666
4.20%, 04/01/43	5,004	4,162,672
4.25%, 04/01/46	6,830	5,572,822
4.40%, 03/15/45	4,757	4,003,132
4.50%, 09/15/32	2,590	2,567,073
4.50%, 12/06/48	7,243	6,057,733
4.75%, 06/25/29	4,385	4,452,692
4.85%, 06/25/31	5,080	5,161,043
4.88%, 06/25/27	4,480	4,541,358
4.88%, 02/15/44	5,000	4,505,226
4.90%, 04/15/29	3,110	3,179,006
4.95%, 09/30/26	3,740	3,774,480
4.95%, 06/25/34	6,200	6,199,843
4.95%, 09/15/52	3,750	3,321,731
5.15%, 06/25/26	6,285	6,341,284
5.30%, 06/25/54	2,425	2,267,798
5.40%, 09/15/40	2,858	2,818,856
5.40%, 06/25/64	1,798	1,675,198
5.88%, 12/16/36	13,765	14,550,310
5.95%, 04/01/41	4,595	4,756,967
Lowe's Companies Inc.
1.30%, 04/15/28	4,692	4,314,696
1.70%, 09/15/28	4,803	4,408,288
1.70%, 10/15/30	5,103	4,394,227

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.63%, 04/01/31	$7,207	$6,425,961
2.80%, 09/15/41	4,641	3,147,302
3.00%, 10/15/50	7,763	4,720,586
3.10%, 05/03/27(b)	5,991	5,856,310
3.35%, 04/01/27	3,143	3,088,432
3.50%, 04/01/51	2,417	1,600,693
3.65%, 04/05/29	6,743	6,542,560
3.70%, 04/15/46	5,836	4,223,958
3.75%, 04/01/32	6,390	5,948,318
4.05%, 05/03/47	6,694	5,066,177
4.25%, 04/01/52	6,160	4,682,364
4.38%, 09/15/45	2,140	1,717,002
4.45%, 04/01/62	4,230	3,174,185
4.50%, 04/15/30	5,749	5,737,936
4.55%, 04/05/49	2,833	2,270,204
4.65%, 04/15/42	2,510	2,146,893
5.00%, 04/15/33	4,330	4,319,238
5.00%, 04/15/40	1,896	1,750,040
5.13%, 04/15/50(b)	2,055	1,786,809
5.15%, 07/01/33(b)	3,975	4,001,760
5.50%, 10/15/35	1,763	1,803,286
5.63%, 04/15/53	6,405	6,016,938
5.75%, 07/01/53	2,175	2,070,261
5.80%, 09/15/62	4,315	4,037,468
5.85%, 04/01/63	2,905	2,753,067
6.50%, 03/15/29	3,635	3,884,859
McDonald's Corp.
2.13%, 03/01/30	3,695	3,319,920
2.63%, 09/01/29	4,968	4,634,508
3.50%, 03/01/27	5,409	5,337,140
3.50%, 07/01/27	4,998	4,922,692
3.60%, 07/01/30	4,695	4,504,634
3.63%, 05/01/43	2,331	1,751,587
3.63%, 09/01/49	8,077	5,744,068
3.70%, 02/15/42	2,406	1,867,994
3.80%, 04/01/28	5,256	5,190,341
4.20%, 04/01/50	3,356	2,612,002
4.45%, 03/01/47	4,409	3,648,676
4.45%, 09/01/48	3,250	2,674,969
4.60%, 05/15/30	1,600	1,604,260
4.60%, 09/09/32	1,425	1,410,404
4.60%, 05/26/45	2,819	2,402,209
4.70%, 12/09/35	3,391	3,261,952
4.80%, 08/14/28	2,890	2,932,139
4.88%, 07/15/40	1,447	1,331,514
4.88%, 12/09/45	7,410	6,563,336
4.95%, 08/14/33(b)	3,055	3,080,333
4.95%, 03/03/35	1,600	1,577,309
5.00%, 05/17/29	2,350	2,401,083
5.15%, 09/09/52	2,595	2,332,721
5.20%, 05/17/34	1,930	1,955,656
5.45%, 08/14/53	3,855	3,641,768
5.70%, 02/01/39	1,684	1,715,085
6.30%, 10/15/37	3,738	4,023,895
6.30%, 03/01/38	3,293	3,541,792
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,575	1,335,969
3.60%, 09/01/27	3,811	3,740,525
3.90%, 06/01/29	2,797	2,726,335
4.20%, 04/01/30	2,696	2,646,446
4.35%, 06/01/28	1,940	1,935,902
Security	Par (000)	Value
Retail (continued)
4.70%, 06/15/32	$3,700	$3,624,098
5.00%, 08/19/34	2,025	1,978,943
5.75%, 11/20/26	3,150	3,203,932
Ross Stores Inc., 1.88%, 04/15/31	2,315	1,957,574
Starbucks Corp.
2.00%, 03/12/27	3,686	3,529,117
2.25%, 03/12/30	3,665	3,283,491
2.45%, 06/15/26	2,756	2,697,995
2.55%, 11/15/30	6,001	5,363,713
3.00%, 02/14/32	4,795	4,266,525
3.35%, 03/12/50	2,998	1,957,396
3.50%, 03/01/28	2,856	2,786,307
3.50%, 11/15/50	5,005	3,369,717
3.55%, 08/15/29	4,175	4,020,757
3.75%, 12/01/47	2,409	1,724,597
4.00%, 11/15/28	4,475	4,410,282
4.30%, 06/15/45	1,351	1,062,510
4.45%, 08/15/49	4,409	3,514,022
4.50%, 05/15/28	2,260	2,258,342
4.50%, 11/15/48	5,190	4,168,479
4.80%, 05/15/30	1,470	1,474,967
4.80%, 02/15/33	2,285	2,246,598
4.85%, 02/08/27	3,225	3,246,206
4.90%, 02/15/31	2,095	2,112,348
5.00%, 02/15/34	1,925	1,903,235
5.40%, 05/15/35	1,050	1,052,402
Target Corp.
1.95%, 01/15/27	6,162	5,953,954
2.35%, 02/15/30	3,856	3,527,610
2.65%, 09/15/30	3,054	2,790,633
2.95%, 01/15/52	5,595	3,446,194
3.38%, 04/15/29	4,868	4,711,266
3.63%, 04/15/46	3,728	2,724,475
3.90%, 11/15/47	3,782	2,857,862
4.00%, 07/01/42	3,301	2,713,528
4.40%, 01/15/33	2,445	2,382,618
4.50%, 09/15/32	4,545	4,478,644
4.50%, 09/15/34(b)	2,515	2,403,473
4.80%, 01/15/53(b)	3,876	3,362,410
5.00%, 04/15/35	2,000	1,965,777
6.35%, 11/01/32	841	922,316
6.50%, 10/15/37	1,978	2,151,457
7.00%, 01/15/38	1,649	1,884,455
TJX Companies Inc. (The)
1.15%, 05/15/28	1,626	1,492,981
1.60%, 05/15/31	455	386,878
2.25%, 09/15/26	5,960	5,815,374
3.88%, 04/15/30	3,410	3,342,234
4.50%, 04/15/50	3,115	2,660,125
Tractor Supply Co.
1.75%, 11/01/30	3,265	2,785,924
5.25%, 05/15/33	1,270	1,267,353
Walmart Inc.
2.38%, 09/24/29	1,482	1,381,712
2.50%, 09/22/41	6,346	4,381,341
2.65%, 09/22/51	7,835	4,802,526
2.95%, 09/24/49	3,418	2,228,639
3.05%, 07/08/26	1,920	1,897,308
3.25%, 07/08/29	3,313	3,206,226
3.63%, 12/15/47	1,945	1,470,438
3.70%, 06/26/28	5,367	5,312,770

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.90%, 04/15/28	$4,180	$4,170,241
3.95%, 06/28/38	2,920	2,614,581
4.00%, 04/15/30	3,094	3,078,852
4.00%, 04/11/43	1,185	983,013
4.05%, 06/29/48	4,545	3,691,047
4.10%, 04/28/27	2,085	2,089,178
4.10%, 04/15/33	4,685	4,543,137
4.15%, 09/09/32	5,340	5,225,832
4.30%, 04/22/44	1,340	1,159,306
4.35%, 04/28/30	2,540	2,549,354
4.50%, 09/09/52	3,630	3,113,482
4.50%, 04/15/53	8,685	7,460,506
4.90%, 04/28/35	3,875	3,876,249
5.00%, 10/25/40	1,695	1,678,568
5.25%, 09/01/35	2,790	2,903,280
5.63%, 04/01/40	1,826	1,919,569
5.63%, 04/15/41	855	887,995
5.88%, 04/05/27(b)	340	351,825
6.20%, 04/15/38	2,184	2,417,331
6.50%, 08/15/37	6,024	6,838,804
7.55%, 02/15/30	3,410	3,898,183
		754,224,476
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,715	3,536,743
4.32%, 03/24/28	2,425	2,435,723
4.39%, 06/01/52	3,190	2,608,257
Analog Devices Inc.
1.70%, 10/01/28	4,804	4,411,959
2.10%, 10/01/31	3,885	3,351,951
2.80%, 10/01/41	3,545	2,523,230
2.95%, 10/01/51	4,885	3,064,720
3.45%, 06/15/27	3,487	3,435,842
3.50%, 12/05/26	6,023	5,955,382
5.05%, 04/01/34	2,535	2,552,961
5.30%, 12/15/45	1,810	1,709,420
5.30%, 04/01/54	2,470	2,312,385
Applied Materials Inc.
1.75%, 06/01/30	5,895	5,183,410
2.75%, 06/01/50	3,186	1,936,825
3.30%, 04/01/27	6,925	6,821,454
4.35%, 04/01/47	4,757	3,954,293
4.80%, 06/15/29	3,470	3,538,771
5.10%, 10/01/35	3,034	3,075,740
5.85%, 06/15/41	2,829	2,933,495
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,809	4,703,558
3.88%, 01/15/27	14,352	14,231,574
Broadcom Inc.
1.95%, 02/15/28(b)(c)	1,720	1,614,519
2.45%, 02/15/31(c)	11,380	10,061,268
2.60%, 02/15/33(c)	7,015	5,923,016
3.14%, 11/15/35(c)	10,085	8,352,499
3.19%, 11/15/36(c)	5,380	4,371,890
3.42%, 04/15/33(c)	11,021	9,827,908
3.46%, 09/15/26	2,865	2,828,792
3.47%, 04/15/34(c)	13,830	12,148,044
3.50%, 02/15/41(c)	13,183	10,210,289
3.75%, 02/15/51(c)	7,961	5,768,818
4.00%, 04/15/29(c)	5,730	5,624,835
Security	Par (000)	Value
Semiconductors (continued)
4.11%, 09/15/28	$1,620	$1,607,431
4.15%, 02/15/28	3,555	3,536,976
4.15%, 11/15/30	6,325	6,166,981
4.15%, 04/15/32(c)	5,320	5,065,547
4.30%, 11/15/32	8,044	7,696,125
4.35%, 02/15/30	4,710	4,652,263
4.55%, 02/15/32	3,930	3,847,766
4.75%, 04/15/29	3,195	3,219,276
4.80%, 04/15/28	2,515	2,544,128
4.80%, 10/15/34	7,580	7,382,017
4.93%, 05/15/37(c)	20,050	19,123,236
5.00%, 04/15/30	1,570	1,594,055
5.05%, 07/12/27	6,400	6,482,250
5.05%, 07/12/29	5,725	5,828,611
5.05%, 04/15/30	2,785	2,829,755
5.15%, 11/15/31	6,185	6,295,841
5.20%, 04/15/32	3,225	3,275,555
Intel Corp.
1.60%, 08/12/28	4,883	4,448,373
2.00%, 08/12/31	5,460	4,602,084
2.45%, 11/15/29	8,397	7,594,278
2.80%, 08/12/41	4,750	3,086,082
3.05%, 08/12/51	4,570	2,620,974
3.10%, 02/15/60	5,000	2,692,229
3.15%, 05/11/27	5,148	5,006,033
3.20%, 08/12/61	3,900	2,130,298
3.25%, 11/15/49	8,773	5,360,467
3.73%, 12/08/47	8,975	6,082,757
3.75%, 03/25/27	5,280	5,203,448
3.75%, 08/05/27	5,760	5,655,946
3.90%, 03/25/30	6,859	6,566,637
4.00%, 08/05/29	3,530	3,422,909
4.00%, 12/15/32	4,486	4,118,914
4.10%, 05/19/46	5,592	4,051,140
4.10%, 05/11/47	6,638	4,778,479
4.15%, 08/05/32	4,105	3,815,779
4.25%, 12/15/42	2,117	1,634,311
4.60%, 03/25/40	3,979	3,375,188
4.75%, 03/25/50	8,509	6,681,296
4.80%, 10/01/41	3,205	2,682,856
4.88%, 02/10/28	7,431	7,490,641
4.90%, 07/29/45	4,056	3,339,555
4.90%, 08/05/52	5,240	4,172,114
4.95%, 03/25/60	4,614	3,576,594
5.00%, 02/21/31	2,560	2,566,823
5.05%, 08/05/62	4,656	3,645,245
5.13%, 02/10/30	5,745	5,816,949
5.15%, 02/21/34(b)	3,065	3,000,657
5.20%, 02/10/33(b)	9,685	9,583,516
5.60%, 02/21/54	2,535	2,252,326
5.63%, 02/10/43	4,620	4,248,650
5.70%, 02/10/53	7,390	6,634,207
5.90%, 02/10/63	5,610	5,073,647
KLA Corp.
3.30%, 03/01/50	3,563	2,404,599
4.10%, 03/15/29	4,033	4,003,057
4.65%, 07/15/32	2,825	2,805,602
4.70%, 02/01/34	1,660	1,626,108
4.95%, 07/15/52	6,440	5,717,277
5.00%, 03/15/49	2,079	1,865,254
5.25%, 07/15/62	4,135	3,739,518

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30	$8,420	$7,425,009
2.88%, 06/15/50	3,434	2,156,941
3.13%, 06/15/60	3,326	1,989,761
4.00%, 03/15/29	3,636	3,586,186
4.88%, 03/15/49	3,395	3,004,250
Marvell Technology Inc.
2.45%, 04/15/28	4,322	4,074,886
2.95%, 04/15/31	3,620	3,235,903
4.88%, 06/22/28	1,800	1,807,168
5.75%, 02/15/29	1,285	1,327,656
5.95%, 09/15/33	1,755	1,812,461
Microchip Technology Inc.
4.90%, 03/15/28	3,135	3,145,704
5.05%, 03/15/29	3,875	3,901,057
5.05%, 02/15/30	2,605	2,613,134
Micron Technology Inc.
2.70%, 04/15/32	4,587	3,909,750
3.37%, 11/01/41	2,695	1,916,857
3.48%, 11/01/51	2,350	1,541,715
4.66%, 02/15/30	4,247	4,188,361
5.30%, 01/15/31	3,565	3,583,296
5.33%, 02/06/29	3,169	3,215,497
5.38%, 04/15/28	3,030	3,091,245
5.80%, 01/15/35	1,290	1,300,802
5.88%, 02/09/33	3,600	3,681,858
5.88%, 09/15/33	4,565	4,685,362
6.05%, 11/01/35	2,810	2,864,237
6.75%, 11/01/29	5,660	6,051,257
NVIDIA Corp.
1.55%, 06/15/28	7,795	7,242,363
2.00%, 06/15/31	7,473	6,549,619
2.85%, 04/01/30	6,862	6,452,973
3.20%, 09/16/26	5,877	5,810,735
3.50%, 04/01/40	5,028	4,134,782
3.50%, 04/01/50	9,382	6,860,823
3.70%, 04/01/60	2,050	1,469,484
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,032	3,106,067
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,044	5,226,014
2.65%, 02/15/32	4,531	3,861,881
3.13%, 02/15/42	2,440	1,680,953
3.15%, 05/01/27	3,035	2,956,037
3.25%, 05/11/41	4,780	3,403,129
3.25%, 11/30/51	2,410	1,492,727
3.40%, 05/01/30	5,203	4,859,518
3.88%, 06/18/26	4,435	4,400,756
4.30%, 06/18/29	5,254	5,152,049
4.40%, 06/01/27	1,360	1,358,064
5.00%, 01/15/33	5,000	4,876,697
Qorvo Inc., 4.38%, 10/15/29	4,655	4,470,036
Qualcomm Inc.
1.30%, 05/20/28	5,685	5,243,726
1.65%, 05/20/32	5,873	4,810,995
2.15%, 05/20/30	7,565	6,806,832
3.25%, 05/20/27	9,412	9,256,300
3.25%, 05/20/50	4,164	2,793,019
4.25%, 05/20/32(b)	3,196	3,124,890
4.30%, 05/20/47	6,680	5,454,675
4.50%, 05/20/30	2,475	2,480,321
4.50%, 05/20/52	4,575	3,756,588
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 05/20/35	$6,227	$6,098,830
4.80%, 05/20/45	6,361	5,667,165
5.40%, 05/20/33	3,295	3,432,703
6.00%, 05/20/53	5,100	5,235,786
QUALCOMM Inc.
4.75%, 05/20/32	2,690	2,687,019
5.00%, 05/20/35	2,360	2,344,485
Skyworks Solutions Inc.
1.80%, 06/01/26(b)	3,605	3,490,343
3.00%, 06/01/31	2,990	2,595,535
Texas Instruments Inc.
1.13%, 09/15/26	3,135	3,016,037
1.75%, 05/04/30	4,635	4,096,779
1.90%, 09/15/31	3,445	2,962,445
2.25%, 09/04/29	4,643	4,275,257
2.70%, 09/15/51	2,825	1,665,410
2.90%, 11/03/27	3,571	3,469,846
3.65%, 08/16/32	3,890	3,628,811
3.88%, 03/15/39	4,978	4,304,363
4.10%, 08/16/52	2,321	1,780,211
4.15%, 05/15/48	7,096	5,667,272
4.50%, 05/23/30	2,170	2,176,674
4.60%, 02/08/27	2,485	2,500,986
4.60%, 02/15/28	4,260	4,310,158
4.60%, 02/08/29	1,955	1,976,617
4.85%, 02/08/34	2,075	2,074,074
4.90%, 03/14/33	2,670	2,692,626
5.00%, 03/14/53	3,455	3,090,603
5.05%, 05/18/63	4,300	3,789,273
5.10%, 05/23/35(b)	2,100	2,109,806
5.15%, 02/08/54	1,765	1,612,983
TSMC Arizona Corp.
1.75%, 10/25/26	7,780	7,490,282
2.50%, 10/25/31	7,740	6,841,337
3.13%, 10/25/41	6,130	4,642,815
3.25%, 10/25/51(b)	6,500	4,575,076
3.88%, 04/22/27	3,715	3,675,811
4.13%, 04/22/29	1,475	1,457,296
4.25%, 04/22/32(b)	2,395	2,327,267
4.50%, 04/22/52(b)	1,835	1,610,644
Xilinx Inc., 2.38%, 06/01/30	5,436	4,933,291
		770,838,523
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,954	2,721,731
3.48%, 12/01/27	3,581	3,485,869
4.20%, 05/01/30	2,615	2,523,545
5.35%, 01/15/30	1,965	1,996,655
5.75%, 01/15/35(b)	2,265	2,291,334
		13,019,134
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27(b)	5,431	5,258,383
2.30%, 02/01/30	7,686	7,036,098
4.75%, 01/17/28	360	365,604
4.80%, 04/04/29	2,900	2,959,045
4.85%, 04/04/27	3,660	3,704,498
4.95%, 01/17/30	920	943,610
4.95%, 04/04/34	2,145	2,159,161
5.30%, 01/17/35	460	473,875

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
AppLovin Corp.
5.13%, 12/01/29	$3,855	$3,884,363
5.38%, 12/01/31	1,295	1,307,880
5.50%, 12/01/34	3,140	3,138,090
5.95%, 12/01/54	2,160	2,062,842
Atlassian Corp.
5.25%, 05/15/29	2,140	2,182,652
5.50%, 05/15/34	1,890	1,908,707
Autodesk Inc.
2.40%, 12/15/31	5,248	4,528,336
2.85%, 01/15/30	3,712	3,443,005
3.50%, 06/15/27	4,205	4,129,974
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,356	4,716,855
2.90%, 12/01/29	4,903	4,534,434
3.40%, 06/27/26	3,472	3,420,239
Cadence Design Systems Inc.
4.20%, 09/10/27	1,725	1,718,210
4.30%, 09/10/29	3,695	3,667,063
4.70%, 09/10/34	2,120	2,058,435
Concentrix Corp.
6.60%, 08/02/28(b)	4,670	4,900,418
6.65%, 08/02/26	4,450	4,528,969
6.85%, 08/02/33(b)	2,865	2,933,168
Electronic Arts Inc.
1.85%, 02/15/31	5,097	4,373,528
2.95%, 02/15/51	3,298	2,002,286
Fidelity National Information Services Inc.
1.65%, 03/01/28	4,249	3,936,867
2.25%, 03/01/31	190	164,331
3.10%, 03/01/41	3,730	2,665,177
3.75%, 05/21/29	1,970	1,895,769
4.50%, 08/15/46	2,032	1,623,909
5.10%, 07/15/32	3,460	3,469,657
Fiserv Inc.
2.25%, 06/01/27	3,935	3,765,646
2.65%, 06/01/30	5,089	4,602,221
3.20%, 07/01/26	8,964	8,834,674
3.50%, 07/01/29	13,765	13,124,410
4.20%, 10/01/28	5,607	5,547,496
4.40%, 07/01/49	9,330	7,323,918
4.75%, 03/15/30	2,810	2,801,857
5.15%, 03/15/27	4,520	4,567,310
5.15%, 08/12/34	4,240	4,152,382
5.35%, 03/15/31	2,900	2,965,312
5.38%, 08/21/28	4,110	4,206,909
5.45%, 03/02/28	4,809	4,918,865
5.45%, 03/15/34	2,980	2,989,427
5.60%, 03/02/33	2,460	2,504,478
5.63%, 08/21/33	4,580	4,659,792
Intuit Inc.
1.35%, 07/15/27	3,629	3,418,909
1.65%, 07/15/30	4,612	4,027,072
5.13%, 09/15/28	4,545	4,669,286
5.20%, 09/15/33	4,445	4,546,481
5.25%, 09/15/26	5,305	5,363,336
5.50%, 09/15/53	2,885	2,786,005
Microsoft Corp.
1.35%, 09/15/30	4,185	3,626,035
2.40%, 08/08/26	16,915	16,584,316
2.50%, 09/15/50	7,293	4,391,823
Security	Par (000)	Value
Software (continued)
2.53%, 06/01/50	$27,210	$16,523,637
2.68%, 06/01/60	15,862	9,175,151
2.92%, 03/17/52	25,951	16,887,973
3.04%, 03/17/62	8,189	5,148,672
3.30%, 02/06/27	15,280	15,104,268
3.40%, 09/15/26	6,430	6,375,592
3.40%, 06/15/27	4,025	3,983,625
3.45%, 08/08/36	8,376	7,406,007
3.50%, 02/12/35	9,126	8,421,280
3.50%, 11/15/42	3,535	2,841,562
3.70%, 08/08/46	5,480	4,344,836
3.75%, 02/12/45	2,805	2,318,866
3.95%, 08/08/56	2,040	1,591,138
4.00%, 02/12/55	2,845	2,250,853
4.10%, 02/06/37	4,601	4,336,635
4.20%, 11/03/35	3,235	3,148,557
4.25%, 02/06/47	2,197	1,932,921
4.45%, 11/03/45	4,906	4,423,406
4.50%, 10/01/40	3,620	3,443,736
4.50%, 06/15/47	2,528	2,255,189
4.50%, 02/06/57	1,910	1,682,224
5.20%, 06/01/39	2,230	2,304,520
5.30%, 02/08/41(b)	3,415	3,553,208
Oracle Corp.
2.30%, 03/25/28	8,450	7,980,687
2.65%, 07/15/26	13,895	13,599,872
2.80%, 04/01/27	10,522	10,221,547
2.88%, 03/25/31	14,226	12,829,578
2.95%, 04/01/30	13,645	12,637,291
3.25%, 11/15/27	10,382	10,098,452
3.25%, 05/15/30	2,594	2,429,624
3.60%, 04/01/40	12,270	9,574,933
3.60%, 04/01/50	19,273	13,067,294
3.65%, 03/25/41	9,473	7,261,627
3.80%, 11/15/37	7,478	6,234,100
3.85%, 07/15/36	4,842	4,167,457
3.85%, 04/01/60	14,896	9,903,523
3.90%, 05/15/35	5,275	4,681,377
3.95%, 03/25/51	13,462	9,642,067
4.00%, 07/15/46	12,639	9,474,484
4.00%, 11/15/47	9,393	6,983,845
4.10%, 03/25/61	6,791	4,730,708
4.13%, 05/15/45	9,164	7,056,956
4.20%, 09/27/29	5,770	5,685,111
4.30%, 07/08/34	8,037	7,474,602
4.38%, 05/15/55	5,329	4,039,364
4.50%, 05/06/28	2,560	2,571,599
4.50%, 07/08/44	4,568	3,760,677
4.65%, 05/06/30	2,485	2,487,603
4.70%, 09/27/34	10,405	9,928,034
4.80%, 08/03/28	7,050	7,122,832
4.90%, 02/06/33	5,840	5,759,931
5.25%, 02/03/32	5,070	5,145,424
5.38%, 07/15/40	9,639	9,116,477
5.38%, 09/27/54	7,410	6,575,349
5.50%, 08/03/35	8,600	8,642,581
5.50%, 09/27/64	6,645	5,836,729
5.55%, 02/06/53	9,665	8,835,487
6.00%, 08/03/55	8,350	8,098,370
6.13%, 07/08/39	5,348	5,483,822
6.13%, 08/03/65	5,545	5,381,575

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.15%, 11/09/29	$5,980	$6,346,182
6.25%, 11/09/32	8,207	8,757,476
6.50%, 04/15/38	5,700	6,069,209
6.90%, 11/09/52	10,540	11,365,249
Paychex Inc.
5.10%, 04/15/30	2,410	2,442,680
5.35%, 04/15/32	2,675	2,714,707
5.60%, 04/15/35	1,180	1,199,959
Roper Technologies Inc.
1.40%, 09/15/27	4,031	3,765,706
1.75%, 02/15/31	4,678	3,960,796
2.00%, 06/30/30	3,119	2,742,041
2.95%, 09/15/29	3,628	3,393,871
3.80%, 12/15/26	4,942	4,897,034
4.20%, 09/15/28	4,479	4,446,791
4.50%, 10/15/29	2,300	2,286,433
4.75%, 02/15/32	2,970	2,933,036
4.90%, 10/15/34	4,675	4,538,228
Salesforce Inc.
1.50%, 07/15/28	3,800	3,507,566
1.95%, 07/15/31	6,202	5,369,849
2.70%, 07/15/41	4,640	3,243,722
2.90%, 07/15/51	8,710	5,401,895
3.05%, 07/15/61	5,630	3,319,938
3.70%, 04/11/28	9,276	9,171,180
ServiceNow Inc., 1.40%, 09/01/30	8,669	7,412,870
Synopsys Inc.
4.55%, 04/01/27	6,675	6,684,326
4.65%, 04/01/28	3,200	3,219,335
4.85%, 04/01/30	6,875	6,933,272
5.00%, 04/01/32	6,995	7,000,524
5.15%, 04/01/35	4,550	4,505,575
5.70%, 04/01/55	2,180	2,078,713
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,395	4,324,841
4.00%, 04/14/32(b)	3,078	2,873,914
4.95%, 03/28/28	4,435	4,479,928
5.40%, 06/12/29	2,715	2,772,757
5.60%, 06/12/34	2,135	2,161,970
VMware LLC
1.40%, 08/15/26	7,202	6,934,266
1.80%, 08/15/28	3,839	3,515,085
2.20%, 08/15/31	4,603	3,927,434
3.90%, 08/21/27	5,101	5,032,080
4.65%, 05/15/27	3,886	3,892,188
4.70%, 05/15/30	4,205	4,182,097
Workday Inc.
3.50%, 04/01/27	4,750	4,669,541
3.70%, 04/01/29(b)	3,463	3,353,810
3.80%, 04/01/32	5,320	4,936,604
		829,212,921
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	4,785	4,372,776
3.63%, 04/22/29	6,216	5,989,825
4.38%, 07/16/42	4,685	3,856,608
4.38%, 04/22/49	5,216	4,156,283
4.70%, 07/21/32	4,645	4,515,717
6.13%, 11/15/37	1,850	1,921,926
6.13%, 03/30/40	9,022	9,171,138
6.38%, 03/01/35	5,398	5,779,343
Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc.
1.65%, 02/01/28	$10,286	$9,574,186
2.25%, 02/01/32	12,626	10,716,818
2.30%, 06/01/27	11,167	10,717,456
2.55%, 12/01/33	16,313	13,412,248
2.75%, 06/01/31	17,486	15,642,048
2.95%, 07/15/26	1,371	1,347,349
3.10%, 02/01/43	2,710	1,893,738
3.30%, 02/01/52	3,790	2,427,531
3.50%, 06/01/41	10,855	8,306,035
3.50%, 09/15/53	33,296	22,123,070
3.50%, 02/01/61	2,905	1,820,608
3.55%, 09/15/55	31,648	20,916,235
3.65%, 06/01/51	12,091	8,400,114
3.65%, 09/15/59	27,587	18,187,744
3.80%, 02/15/27	4,199	4,156,385
3.80%, 12/01/57	25,251	17,291,073
3.85%, 06/01/60	6,440	4,373,321
4.10%, 02/15/28	3,815	3,786,640
4.25%, 03/01/27	5,514	5,497,648
4.30%, 02/15/30	15,072	14,916,793
4.30%, 12/15/42	5,003	4,134,624
4.35%, 03/01/29	13,859	13,793,052
4.35%, 06/15/45	3,890	3,142,389
4.50%, 05/15/35	12,049	11,326,611
4.50%, 03/09/48	7,330	5,941,282
4.55%, 03/09/49	4,209	3,412,425
4.65%, 06/01/44	2,094	1,767,825
4.70%, 08/15/30	5,275	5,292,326
4.75%, 05/15/46	6,201	5,292,631
4.80%, 06/15/44	1,600	1,366,192
4.85%, 03/01/39	5,147	4,753,032
4.85%, 07/15/45	1,944	1,671,290
4.90%, 08/15/37	3,973	3,740,875
5.15%, 03/15/42	1,100	1,000,062
5.15%, 11/15/46	3,121	2,814,347
5.15%, 02/15/50	2,147	1,891,371
5.25%, 03/01/37	3,270	3,201,456
5.35%, 09/01/40	1,723	1,634,932
5.38%, 08/15/35	5,275	5,303,726
5.40%, 02/15/34	12,115	12,281,205
5.45%, 03/01/47	2,257	2,092,532
5.55%, 08/15/41	2,812	2,712,035
5.65%, 02/15/47	1,712	1,647,090
5.70%, 03/01/57	1,516	1,414,252
6.00%, 08/15/40	3,004	3,026,245
6.05%, 08/15/56	6,330	6,347,020
6.30%, 01/15/38	1,675	1,778,478
6.38%, 03/01/41	1,979	2,053,251
6.55%, 02/15/39	1,350	1,450,844
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,580	1,744,715
4.30%, 07/29/49	2,755	2,084,836
4.46%, 04/01/48	5,306	4,168,548
5.10%, 05/11/33(b)	5,285	5,170,662
5.20%, 02/15/34(b)	2,325	2,294,580
5.55%, 02/15/54(b)	3,235	2,972,841
Series US-4, 3.65%, 03/17/51	2,649	1,807,318
Series US-5, 2.15%, 02/15/32(b)	3,765	3,125,187

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC
5.13%, 12/04/28	$5,008	$5,099,669
9.63%, 12/15/30	11,701	14,257,862
Cisco Systems Inc.
2.50%, 09/20/26	6,162	6,036,170
4.55%, 02/24/28	4,435	4,479,912
4.75%, 02/24/30	4,470	4,541,662
4.80%, 02/26/27	7,175	7,247,764
4.85%, 02/26/29	9,716	9,908,819
4.95%, 02/26/31	6,595	6,723,967
4.95%, 02/24/32	4,250	4,309,668
5.05%, 02/26/34	8,900	8,968,686
5.10%, 02/24/35	5,110	5,144,315
5.30%, 02/26/54	7,235	6,837,157
5.35%, 02/26/64	4,715	4,423,992
5.50%, 01/15/40	8,576	8,687,052
5.50%, 02/24/55	3,490	3,387,949
5.90%, 02/15/39	9,795	10,294,100
Corning Inc.
3.90%, 11/15/49	2,013	1,473,888
4.38%, 11/15/57	4,052	3,096,161
4.70%, 03/15/37	1,377	1,298,077
4.75%, 03/15/42	2,380	2,069,452
5.35%, 11/15/48	2,334	2,121,254
5.45%, 11/15/79	5,073	4,389,791
5.75%, 08/15/40	2,637	2,612,938
5.85%, 11/15/68	1,817	1,688,232
Deutsche Telekom International Finance BV
8.75%, 06/15/30	16,145	18,925,171
9.25%, 06/01/32	4,182	5,188,238
Juniper Networks Inc.
2.00%, 12/10/30	2,961	2,532,701
3.75%, 08/15/29	2,831	2,730,348
5.95%, 03/15/41	2,219	2,154,954
Koninklijke KPN NV, 8.38%, 10/01/30	1,662	1,935,692
Motorola Solutions Inc.
2.30%, 11/15/30	3,401	2,987,767
2.75%, 05/24/31	4,490	3,976,677
4.60%, 02/23/28	4,270	4,276,225
4.60%, 05/23/29	4,671	4,663,440
5.00%, 04/15/29	2,415	2,441,034
5.40%, 04/15/34	3,540	3,551,247
5.50%, 09/01/44	1,738	1,647,711
5.60%, 06/01/32	3,240	3,329,962
Nokia OYJ
4.38%, 06/12/27	3,038	3,014,523
6.63%, 05/15/39	2,721	2,763,392
Orange SA
5.38%, 01/13/42	3,979	3,766,726
5.50%, 02/06/44	3,444	3,301,323
9.00%, 03/01/31	11,915	14,392,157
Rogers Communications Inc.
2.90%, 11/15/26	4,062	3,958,937
3.20%, 03/15/27	4,190	4,097,038
3.70%, 11/15/49	4,718	3,300,455
3.80%, 03/15/32	5,035	4,609,848
4.30%, 02/15/48	3,402	2,656,356
4.35%, 05/01/49	5,663	4,419,869
4.50%, 03/15/42	3,485	2,903,546
4.50%, 03/15/43	2,603	2,137,094
4.55%, 03/15/52	6,780	5,316,362
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 02/15/29	$4,956	$4,991,692
5.00%, 03/15/44	4,543	3,947,533
5.30%, 02/15/34	5,375	5,293,683
5.45%, 10/01/43	2,743	2,523,704
7.50%, 08/15/38	2,471	2,798,442
Sprint Capital Corp.
6.88%, 11/15/28	3,450	3,691,092
8.75%, 03/15/32	9,730	11,656,536
Telefonica Emisiones SA
4.10%, 03/08/27	5,494	5,454,606
4.67%, 03/06/38	2,526	2,230,222
4.90%, 03/06/48	5,368	4,407,944
5.21%, 03/08/47	10,565	9,102,440
5.52%, 03/01/49	5,247	4,676,114
7.05%, 06/20/36	8,749	9,563,582
Telefonica Europe BV, 8.25%, 09/15/30	6,648	7,654,006
TELUS Corp.
2.80%, 02/16/27	3,750	3,639,460
3.40%, 05/13/32	5,235	4,669,787
3.70%, 09/15/27(b)	3,298	3,234,313
4.30%, 06/15/49	2,027	1,520,043
4.60%, 11/16/48	3,027	2,410,158
T-Mobile USA Inc.
2.05%, 02/15/28	9,595	9,016,624
2.25%, 11/15/31	6,419	5,502,605
2.40%, 03/15/29	3,198	2,953,437
2.55%, 02/15/31	13,374	11,842,661
2.63%, 02/15/29	4,965	4,623,245
2.70%, 03/15/32	5,110	4,440,282
2.88%, 02/15/31	6,840	6,159,535
3.00%, 02/15/41	10,321	7,386,593
3.30%, 02/15/51	13,164	8,556,650
3.38%, 04/15/29	8,295	7,914,377
3.40%, 10/15/52	12,650	8,255,795
3.50%, 04/15/31	12,815	11,909,374
3.60%, 11/15/60	7,873	5,105,756
3.75%, 04/15/27	17,582	17,356,284
3.88%, 04/15/30	28,582	27,566,655
4.20%, 10/01/29	4,035	3,974,939
4.38%, 04/15/40	9,070	7,870,509
4.50%, 04/15/50	12,217	9,836,804
4.70%, 01/15/35	5,490	5,247,462
4.75%, 02/01/28	8,690	8,692,470
4.80%, 07/15/28	5,075	5,125,942
4.85%, 01/15/29	4,625	4,670,092
4.95%, 03/15/28	5,555	5,634,174
5.05%, 07/15/33	11,772	11,678,231
5.13%, 05/15/32	1,960	1,977,499
5.15%, 04/15/34	4,000	3,988,097
5.20%, 01/15/33	3,595	3,607,811
5.25%, 06/15/55	4,350	3,868,053
5.30%, 05/15/35	7,100	7,076,158
5.38%, 04/15/27	195	195,034
5.50%, 01/15/55	2,900	2,683,140
5.65%, 01/15/53	7,835	7,412,624
5.75%, 01/15/34	5,705	5,912,273
5.75%, 01/15/54	5,205	4,983,459
5.80%, 09/15/62	2,755	2,633,048
5.88%, 11/15/55	4,225	4,120,695
6.00%, 06/15/54	3,090	3,068,375

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc.
1.50%, 09/18/30	$5,427	$4,628,054
1.68%, 10/30/30	6,638	5,683,422
1.75%, 01/20/31	10,990	9,370,977
2.10%, 03/22/28	13,405	12,611,115
2.36%, 03/15/32	20,852	17,780,560
2.55%, 03/21/31	13,621	12,059,208
2.65%, 11/20/40	13,403	9,256,631
2.85%, 09/03/41	4,902	3,400,365
2.88%, 11/20/50	12,399	7,523,808
2.99%, 10/30/56	17,419	10,196,205
3.00%, 03/22/27	5,845	5,703,185
3.00%, 11/20/60	8,492	4,864,740
3.15%, 03/22/30(b)	8,849	8,301,109
3.40%, 03/22/41	14,215	10,753,350
3.55%, 03/22/51	19,703	13,745,154
3.70%, 03/22/61	12,765	8,570,444
3.85%, 11/01/42	3,386	2,656,132
3.88%, 02/08/29	7,262	7,116,050
3.88%, 03/01/52	4,180	3,035,570
4.00%, 03/22/50	5,397	4,023,267
4.02%, 12/03/29	15,774	15,430,799
4.13%, 03/16/27	11,893	11,844,543
4.13%, 08/15/46	3,987	3,124,956
4.27%, 01/15/36	2,470	2,244,403
4.33%, 09/21/28	15,351	15,316,636
4.40%, 11/01/34	10,114	9,478,576
4.50%, 08/10/33	10,172	9,755,314
4.52%, 09/15/48	4,540	3,736,529
4.67%, 03/15/55	3,553	2,924,744
4.75%, 11/01/41	2,668	2,366,699
4.78%, 02/15/35	2,730	2,628,196
4.81%, 03/15/39	5,072	4,683,045
4.86%, 08/21/46	10,144	8,840,440
5.01%, 04/15/49	3,535	3,166,082
5.01%, 08/21/54	3,233	2,822,981
5.05%, 05/09/33	4,345	4,345,668
5.25%, 04/02/35	7,555	7,520,453
5.25%, 03/16/37	7,482	7,344,392
5.50%, 03/16/47	2,506	2,374,414
5.50%, 02/23/54	3,203	3,042,351
5.85%, 09/15/35	2,997	3,110,268
6.40%, 09/15/33	1,630	1,761,902
6.55%, 09/15/43	3,718	4,011,020
7.75%, 12/01/30	3,807	4,358,153
Vodafone Group PLC
4.25%, 09/17/50	8,579	6,466,578
4.88%, 06/19/49	6,693	5,595,689
5.00%, 05/30/38	2,543	2,400,675
5.13%, 06/19/59	2,261	1,901,525
5.25%, 05/30/48	3,745	3,362,205
5.63%, 02/10/53	4,785	4,379,000
5.75%, 06/28/54	7,030	6,556,935
5.75%, 02/10/63	2,295	2,081,292
5.88%, 06/28/64	4,380	4,080,968
6.15%, 02/27/37	3,977	4,195,999
6.25%, 11/30/32	3,103	3,323,026
7.88%, 02/15/30	3,880	4,432,785
		1,317,600,779
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27(b)	$2,794	$2,716,586
3.55%, 11/19/26	4,114	4,042,268
3.90%, 11/19/29	4,264	4,064,402
5.10%, 05/15/44	2,066	1,758,617
6.05%, 05/14/34	2,415	2,446,392
6.35%, 03/15/40	2,734	2,737,570
Mattel Inc., 5.45%, 11/01/41	1,425	1,236,833
		19,002,668
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,149	1,925,243
3.05%, 02/15/51	2,947	1,899,929
3.25%, 06/15/27	5,686	5,593,786
3.30%, 09/15/51	4,530	3,048,068
3.55%, 02/15/50	4,061	2,907,708
3.90%, 08/01/46	3,673	2,857,659
4.05%, 06/15/48	3,684	2,900,672
4.13%, 06/15/47	3,465	2,782,086
4.15%, 04/01/45	4,543	3,711,624
4.15%, 12/15/48	3,400	2,720,208
4.38%, 09/01/42	1,937	1,654,992
4.40%, 03/15/42	2,862	2,470,340
4.45%, 03/15/43	3,770	3,249,607
4.45%, 01/15/53	2,805	2,314,619
4.55%, 09/01/44	3,838	3,320,345
4.70%, 09/01/45	3,039	2,663,428
4.90%, 04/01/44	3,684	3,368,164
4.95%, 09/15/41	2,043	1,883,568
5.05%, 03/01/41	2,519	2,370,820
5.15%, 09/01/43	3,385	3,194,043
5.20%, 04/15/54	5,870	5,426,486
5.40%, 06/01/41	2,462	2,388,251
5.50%, 03/15/55	4,980	4,821,319
5.75%, 05/01/40	3,756	3,828,299
6.15%, 05/01/37	2,848	3,048,099
6.20%, 08/15/36	1,715	1,863,960
Canadian National Railway Co.
2.45%, 05/01/50	3,907	2,228,630
3.20%, 08/02/46	2,674	1,854,584
3.65%, 02/03/48	3,009	2,231,700
3.85%, 08/05/32	3,855	3,601,783
4.38%, 09/18/34	2,415	2,288,171
4.40%, 08/05/52	2,640	2,166,234
4.45%, 01/20/49	3,337	2,801,499
5.85%, 11/01/33	1,565	1,645,304
6.13%, 11/01/53	950	1,006,507
6.20%, 06/01/36	2,060	2,205,164
6.25%, 08/01/34	3,120	3,368,772
6.38%, 11/15/37	2,282	2,479,429
6.90%, 07/15/28	3,625	3,895,361
Canadian Pacific Railway Co.
1.75%, 12/02/26	4,250	4,086,092
2.05%, 03/05/30	3,021	2,691,888
2.45%, 12/02/31	5,245	4,541,874
2.88%, 11/15/29	2,858	2,659,692
3.00%, 12/02/41	4,682	3,322,592
3.10%, 12/02/51	7,872	5,041,757
3.50%, 05/01/50	2,630	1,816,550
4.00%, 06/01/28	3,325	3,290,296
4.20%, 11/15/69	1,937	1,393,380

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.30%, 05/15/43	$2,226	$1,868,815
4.70%, 05/01/48	2,375	2,018,131
4.80%, 03/30/30	2,675	2,693,995
4.80%, 09/15/35	1,858	1,781,973
4.80%, 08/01/45	2,627	2,291,928
4.95%, 08/15/45	2,272	2,018,944
5.20%, 03/30/35	2,675	2,665,508
5.95%, 05/15/37	2,193	2,270,683
6.13%, 09/15/2115	3,894	3,799,223
7.13%, 10/15/31	1,848	2,058,181
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,450	4,378,977
CSX Corp.
2.40%, 02/15/30	2,918	2,665,470
2.50%, 05/15/51(b)	2,366	1,328,011
2.60%, 11/01/26(b)	6,623	6,456,548
3.25%, 06/01/27	6,226	6,098,774
3.35%, 09/15/49	2,874	1,952,404
3.80%, 03/01/28	4,131	4,075,897
3.80%, 11/01/46	3,654	2,761,496
3.80%, 04/15/50	2,416	1,779,935
3.95%, 05/01/50	2,821	2,136,483
4.10%, 11/15/32	3,551	3,381,965
4.10%, 03/15/44	3,668	2,968,827
4.25%, 03/15/29	5,420	5,384,549
4.25%, 11/01/66	2,733	2,034,120
4.30%, 03/01/48	3,870	3,129,817
4.40%, 03/01/43	1,535	1,300,799
4.50%, 03/15/49	1,791	1,482,943
4.50%, 11/15/52	3,706	3,046,812
4.50%, 08/01/54	1,504	1,223,844
4.65%, 03/01/68	2,110	1,677,952
4.75%, 05/30/42	2,615	2,330,556
4.75%, 11/15/48	3,056	2,636,384
4.90%, 03/15/55(b)	750	653,785
5.05%, 06/15/35	2,685	2,652,867
5.20%, 11/15/33	3,310	3,357,413
5.50%, 04/15/41	2,544	2,486,071
6.00%, 10/01/36	2,267	2,386,285
6.15%, 05/01/37	3,220	3,412,111
6.22%, 04/30/40	2,958	3,121,315
FedEx Corp.
2.40%, 05/15/31(b)	3,400	2,986,615
2.40%, 05/15/31(b)(c)	400	344,366
3.10%, 08/05/29(b)	5,179	4,874,062
3.90%, 02/01/35(c)	400	348,417
4.05%, 02/15/48	2,775	1,932,865
4.25%, 05/15/30	2,950	2,887,551
4.75%, 11/15/45	5,847	4,699,893
4.75%, 11/15/45(c)	560	456,122
4.90%, 01/15/34(c)	400	378,927
4.95%, 10/17/48(b)	3,116	2,470,917
4.95%, 10/17/48(c)	320	261,587
5.25%, 05/15/50(b)	3,761	3,227,581
5.25%, 05/15/50(b)(c)	1,070	921,363
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,592	4,726,227
Kirby Corp., 4.20%, 03/01/28	3,117	3,066,388
Norfolk Southern Corp.
2.30%, 05/15/31	3,020	2,644,260
2.55%, 11/01/29	2,556	2,347,589
Security	Par (000)	Value
Transportation (continued)
2.90%, 06/15/26	$4,783	$4,708,335
2.90%, 08/25/51	2,968	1,809,629
3.00%, 03/15/32(b)	3,290	2,940,234
3.05%, 05/15/50	3,167	2,013,032
3.15%, 06/01/27	1,989	1,941,361
3.16%, 05/15/55	3,676	2,276,393
3.40%, 11/01/49	1,894	1,287,609
3.70%, 03/15/53	2,306	1,622,696
3.80%, 08/01/28	3,249	3,196,159
3.94%, 11/01/47	3,319	2,514,946
3.95%, 10/01/42	2,742	2,181,146
4.05%, 08/15/52	1,674	1,259,699
4.10%, 05/15/49	1,980	1,515,221
4.10%, 05/15/2121	2,545	1,705,302
4.15%, 02/28/48	3,425	2,679,240
4.45%, 03/01/33	2,794	2,687,895
4.45%, 06/15/45	2,552	2,122,398
4.55%, 06/01/53	2,835	2,319,735
4.65%, 01/15/46	2,349	2,003,520
4.84%, 10/01/41	2,667	2,388,628
5.05%, 08/01/30	3,305	3,379,251
5.10%, 05/01/35	2,190	2,166,200
5.10%, 08/01/2118	1,595	1,317,550
5.35%, 08/01/54(b)	3,855	3,605,610
5.55%, 03/15/34	2,357	2,426,540
5.95%, 03/15/64	2,647	2,628,582
7.80%, 05/15/27	3,042	3,236,822
Ryder System Inc.
1.75%, 09/01/26	2,685	2,591,320
2.85%, 03/01/27	2,739	2,653,459
2.90%, 12/01/26	2,760	2,685,438
4.30%, 06/15/27	2,140	2,126,089
4.85%, 06/15/30	1,885	1,873,301
4.90%, 12/01/29	1,215	1,217,047
4.95%, 09/01/29	1,390	1,394,011
5.00%, 03/15/30	980	983,405
5.25%, 06/01/28	2,922	2,978,399
5.30%, 03/15/27	2,063	2,088,126
5.38%, 03/15/29	2,525	2,581,549
5.50%, 06/01/29	1,735	1,779,390
5.65%, 03/01/28	3,231	3,318,801
6.30%, 12/01/28	2,240	2,352,104
6.60%, 12/01/33	2,865	3,095,959
Union Pacific Corp.
2.15%, 02/05/27	3,363	3,250,005
2.38%, 05/20/31	4,230	3,753,247
2.40%, 02/05/30	4,490	4,105,896
2.80%, 02/14/32	6,282	5,589,315
2.89%, 04/06/36	3,482	2,831,078
2.95%, 03/10/52	3,810	2,353,597
2.97%, 09/16/62	4,120	2,317,967
3.00%, 04/15/27(b)	4,030	3,938,309
3.20%, 05/20/41	4,375	3,260,358
3.25%, 02/05/50	7,566	5,090,928
3.35%, 08/15/46	1,541	1,082,712
3.38%, 02/01/35	2,356	2,065,737
3.38%, 02/14/42(b)	2,400	1,811,449
3.50%, 02/14/53	5,545	3,812,440
3.55%, 08/15/39	2,565	2,093,342
3.55%, 05/20/61	3,179	2,055,913
3.60%, 09/15/37	2,651	2,254,597

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.70%, 03/01/29	$4,983	$4,885,355
3.75%, 02/05/70	3,200	2,115,701
3.80%, 10/01/51	4,453	3,260,428
3.80%, 04/06/71	3,805	2,522,835
3.84%, 03/20/60	7,471	5,230,090
3.85%, 02/14/72	2,135	1,439,523
3.88%, 02/01/55	2,000	1,445,733
3.95%, 09/10/28(b)	5,849	5,790,430
3.95%, 08/15/59	2,526	1,802,956
4.00%, 04/15/47	2,334	1,817,554
4.05%, 11/15/45	1,811	1,439,013
4.05%, 03/01/46	2,465	1,953,769
4.10%, 09/15/67	2,481	1,778,982
4.30%, 03/01/49	3,006	2,428,533
4.50%, 01/20/33	4,855	4,752,038
4.50%, 09/10/48	1,718	1,428,263
4.95%, 09/09/52	355	316,779
4.95%, 05/15/53	2,390	2,120,671
5.10%, 02/20/35	3,245	3,253,609
5.15%, 01/20/63	1,943	1,723,857
5.60%, 12/01/54	3,175	3,077,161
6.63%, 02/01/29	3,575	3,849,885
United Parcel Service Inc.
2.40%, 11/15/26	3,877	3,776,644
2.50%, 09/01/29	2,905	2,691,103
3.05%, 11/15/27(b)	7,341	7,153,473
3.40%, 03/15/29	4,361	4,220,278
3.40%, 11/15/46	1,641	1,143,913
3.40%, 09/01/49	3,316	2,244,132
3.63%, 10/01/42	2,720	2,059,512
3.75%, 11/15/47	4,537	3,331,719
4.25%, 03/15/49	3,348	2,626,208
4.45%, 04/01/30	2,902	2,912,418
4.65%, 10/15/30	2,100	2,108,991
4.88%, 03/03/33	4,325	4,324,960
4.88%, 11/15/40	3,353	3,079,151
5.05%, 03/03/53	4,680	4,117,486
5.15%, 05/22/34	3,965	3,999,635
5.20%, 04/01/40	2,779	2,651,098
5.25%, 05/14/35	1,840	1,841,119
5.30%, 04/01/50(b)	5,287	4,853,530
5.50%, 05/22/54	4,325	4,080,370
5.60%, 05/22/64	2,860	2,665,336
5.95%, 05/14/55	5,540	5,510,040
6.05%, 05/14/65	3,235	3,221,077
6.20%, 01/15/38	6,877	7,332,042
Walmart Inc.
1.05%, 09/17/26	7,340	7,063,870
1.50%, 09/22/28	6,168	5,682,519
1.80%, 09/22/31	8,707	7,497,359
3.95%, 09/09/27(b)	4,025	4,015,196
		597,130,468
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31(b)	1,821	1,524,580
3.10%, 06/01/51	1,775	1,067,306
3.25%, 09/15/26	2,856	2,800,638
3.50%, 03/15/28	1,842	1,788,725
3.50%, 06/01/32	2,483	2,229,026
3.85%, 03/30/27	2,682	2,641,970
4.00%, 06/30/30	2,190	2,097,687
Security	Par (000)	Value
Trucking & Leasing (continued)
4.55%, 11/07/28	$1,783	$1,773,921
4.70%, 04/01/29	2,622	2,619,168
4.90%, 03/15/33	2,615	2,542,371
5.20%, 03/15/44	1,147	1,020,948
5.40%, 03/15/27	885	894,678
5.45%, 09/15/33	2,375	2,381,698
5.50%, 06/15/35	1,175	1,165,430
6.05%, 03/15/34	2,632	2,735,785
6.05%, 06/05/54	1,455	1,415,187
6.90%, 05/01/34	2,075	2,265,824
		32,964,942
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	1,714	1,646,760
3.38%, 01/20/27(b)	1,682	1,622,109
		3,268,869
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,331,680
2.80%, 05/01/30	3,249	2,980,862
2.95%, 09/01/27	2,530	2,453,658
3.25%, 06/01/51	3,471	2,274,182
3.45%, 06/01/29	3,926	3,770,050
3.45%, 05/01/50	3,599	2,459,889
3.75%, 09/01/28	2,417	2,371,551
3.75%, 09/01/47	4,495	3,322,363
4.00%, 12/01/46	2,175	1,670,170
4.15%, 06/01/49	3,406	2,635,637
4.20%, 09/01/48	2,192	1,723,467
4.30%, 12/01/42	1,529	1,271,519
4.30%, 09/01/45	2,421	1,985,739
4.45%, 06/01/32	3,015	2,934,171
5.15%, 03/01/34	1,925	1,922,378
5.25%, 03/01/35	3,725	3,716,645
5.45%, 03/01/54	2,460	2,312,819
6.59%, 10/15/37	1,180	1,292,469
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,458,576
2.70%, 04/15/30	2,611	2,377,779
3.35%, 04/15/50	3,404	2,167,732
3.57%, 05/01/29	1,517	1,453,981
4.28%, 05/01/49	3,455	2,600,262
4.80%, 08/15/27	1,625	1,633,732
5.30%, 05/01/52	2,720	2,394,697
5.38%, 01/15/34	1,075	1,071,976
United Utilities PLC, 6.88%, 08/15/28	1,071	1,142,021
		60,730,005
Total Corporate Bonds & Notes — 24.7% (Cost: $33,127,964,844)		30,722,786,512
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28(b)	1,190	1,185,307
4.00%, 03/18/30	9,400	9,405,638
4.63%, 04/30/29	1,590	1,628,472
Export Development Canada
3.00%, 05/25/27	985	965,674
3.75%, 09/07/27	320	318,831

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.88%, 02/14/28	$835	$833,818
4.13%, 02/13/29(b)	15,500	15,558,949
4.38%, 06/29/26	650	651,492
4.75%, 06/05/34	4,120	4,211,439
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,160	1,355,063
Series HK, 9.38%, 04/15/30	1,595	1,936,703
Province of Alberta Canada
1.30%, 07/22/30(b)	6,207	5,370,494
3.30%, 03/15/28	4,920	4,823,909
4.50%, 06/26/29(b)	7,820	7,931,273
4.50%, 01/24/34	230	226,390
Province of British Columbia Canada
0.90%, 07/20/26	2,180	2,101,029
1.30%, 01/29/31(b)	4,405	3,747,118
2.25%, 06/02/26	6,785	6,653,817
4.20%, 07/06/33	12,445	12,040,192
4.75%, 06/12/34(b)	11,050	11,066,487
4.80%, 11/15/28	8,830	9,026,402
4.90%, 04/24/29	10,460	10,748,902
7.25%, 09/01/36	388	463,325
Province of Manitoba Canada
1.50%, 10/25/28(b)	380	349,243
2.13%, 06/22/26	585	572,405
4.30%, 07/27/33	75	72,854
4.90%, 05/31/34	7,160	7,239,948
Province of New Brunswick Canada, 3.63%, 02/24/28	1,951	1,924,389
Province of Ontario Canada
1.05%, 05/21/27	1,525	1,437,923
1.13%, 10/07/30	6,722	5,732,222
1.60%, 02/25/31	6,735	5,826,230
1.80%, 10/14/31	3,965	3,389,228
2.00%, 10/02/29	5,155	4,718,622
2.13%, 01/21/32	6,195	5,371,864
2.30%, 06/15/26	7,235	7,094,883
3.10%, 05/19/27	6,635	6,510,535
3.70%, 09/17/29	10,000	9,822,719
4.20%, 01/18/29	10,300	10,332,121
4.70%, 01/15/30	1,295	1,323,186
5.05%, 04/24/34	8,440	8,653,469
Province of Quebec Canada
1.35%, 05/28/30	6,873	6,001,356
1.90%, 04/21/31	2,135	1,869,230
2.75%, 04/12/27	6,292	6,137,558
3.63%, 04/13/28	8,335	8,236,390
4.25%, 09/05/34	10,120	9,756,696
4.50%, 04/03/29(b)	17,030	17,263,131
4.50%, 09/08/33	525	518,380
Series PD, 7.50%, 09/15/29	7,182	8,105,358
Province of Saskatchewan Canada
3.25%, 06/08/27	30	29,468
4.65%, 01/28/30	1,795	1,830,194
		252,370,326
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	10,087	8,901,481
2.55%, 01/27/32	10,006	8,657,944
2.55%, 07/27/33	12,878	10,712,444
2.75%, 01/31/27	5,279	5,122,186
3.10%, 05/07/41	13,001	9,457,114
Security	Par (000)	Value
Chile (continued)
3.10%, 01/22/61	$8,665	$5,079,448
3.24%, 02/06/28	10,370	10,019,243
3.25%, 09/21/71	4,493	2,648,940
3.50%, 01/31/34	7,288	6,455,862
3.50%, 01/25/50	11,085	7,693,013
3.63%, 10/30/42(b)	430	333,031
3.86%, 06/21/47	5,248	3,967,106
4.00%, 01/31/52	3,658	2,738,180
4.34%, 03/07/42	6,001	5,085,969
4.85%, 01/22/29	8,740	8,805,330
4.95%, 01/05/36	8,269	8,007,887
5.33%, 01/05/54(b)	4,607	4,238,065
5.65%, 01/13/37	3,040	3,086,463
		111,009,706
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	4,700	4,056,606
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,967	7,735,877
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31(b)	1,515	1,291,014
2.15%, 07/28/31	6,755	5,799,969
2.85%, 02/14/30	7,141	6,609,680
3.05%, 03/12/51	4,865	3,126,671
3.20%, 09/23/61	2,875	1,763,021
3.35%, 03/12/71	3,640	2,236,399
3.40%, 09/18/29	4,280	4,107,380
3.50%, 01/11/28	5,187	5,083,778
3.50%, 02/14/50	3,676	2,589,361
3.55%, 03/31/32	4,605	4,234,311
3.70%, 10/30/49	4,571	3,338,019
3.85%, 10/15/30	9,161	8,827,474
4.10%, 04/24/28	6,305	6,273,787
4.15%, 09/20/27	5,370	5,349,383
4.20%, 10/15/50	7,640	6,044,615
4.30%, 03/31/52	3,390	2,706,180
4.35%, 01/11/48	7,715	6,325,187
4.40%, 03/10/29	1,900	1,897,612
4.45%, 04/15/70	4,505	3,500,528
4.55%, 01/11/28	3,455	3,472,790
4.65%, 09/20/32	7,385	7,240,233
4.70%, 02/10/34(b)	4,080	3,941,724
4.75%, 02/11/29	5,083	5,148,815
4.75%, 09/10/34	5,860	5,674,956
4.85%, 01/11/33(b)	7,045	6,964,492
5.10%, 02/10/54	2,850	2,589,380
5.15%, 09/10/54(b)	2,770	2,539,746
5.25%, 01/15/30(b)	440	452,242
5.35%, 02/11/49(b)	4,450	4,231,628
5.45%, 09/20/52	2,295	2,179,233
5.60%, 01/15/35	4,800	4,950,227
5.65%, 01/11/53	3,450	3,353,524
		133,843,359
Israel — 0.0%
Israel Government International Bonds
2.75%, 07/03/30	11,070	9,840,769
3.25%, 01/17/28	4,035	3,866,999

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
3.88%, 07/03/50	$9,090	$6,163,424
4.13%, 01/17/48	2,670	1,965,430
4.50%, 01/17/33	8,620	8,059,675
4.50%, 01/30/43	5,983	4,912,564
4.50%, 04/03/2120	4,433	3,026,328
5.38%, 03/12/29	330	334,109
5.38%, 02/19/30	100	100,783
5.50%, 03/12/34	14,450	14,264,598
5.63%, 02/19/35	10,000	9,891,129
5.75%, 03/12/54	7,155	6,350,571
State of Israel
2.50%, 01/15/30	2,930	2,610,671
3.38%, 01/15/50	7,243	4,489,419
		75,876,469
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	8,130	7,567,713
3.88%, 05/06/51	9,605	6,440,605
4.00%, 10/17/49	10,795	7,624,841
5.38%, 06/15/33	7,902	8,112,658
		29,745,817
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,885	5,846,527
1.63%, 01/20/27	200	191,965
1.88%, 07/21/26	5,780	5,629,130
1.88%, 04/15/31	14,243	12,456,106
2.00%, 10/17/29	4,937	4,508,426
2.13%, 02/16/29	4,585	4,262,031
2.25%, 11/04/26	7,489	7,288,858
2.75%, 11/16/27	6,145	5,950,332
2.88%, 06/01/27	5,743	5,597,330
2.88%, 07/21/27	4,507	4,393,262
3.25%, 07/20/28	4,500	4,387,083
3.50%, 10/31/28	3,815	3,741,122
4.38%, 10/05/27	1,000	1,006,383
4.38%, 01/24/31	1,600	1,606,234
4.63%, 07/22/27	10	10,103
4.63%, 07/19/28	1,830	1,857,169
4.63%, 04/17/34	4,220	4,230,425
4.88%, 10/18/28	1,170	1,198,794
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,794	2,371,240
2.13%, 10/20/26	1,134	1,101,093
2.75%, 04/27/27	1,640	1,594,479
3.25%, 05/25/27	1,910	1,872,848
3.38%, 06/12/28	745	727,760
4.00%, 05/23/28	370	368,283
4.25%, 05/22/30	1,160	1,161,595
4.75%, 05/21/29	950	967,919
		84,326,497
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	14,802	12,616,316
3.25%, 04/16/30	10,650	9,707,430
3.50%, 02/12/34	12,903	10,637,987
3.75%, 01/11/28	9,885	9,652,061
3.77%, 05/24/61	13,501	7,578,834
4.15%, 03/28/27	13,017	12,883,222
Security	Par (000)	Value
Mexico (continued)
4.28%, 08/14/41	$12,551	$9,298,018
4.35%, 01/15/47	5,372	3,725,700
4.40%, 02/12/52	7,717	5,168,550
4.50%, 04/22/29	14,685	14,361,745
4.50%, 01/31/50	9,701	6,765,707
4.60%, 01/23/46	11,914	8,616,706
4.60%, 02/10/48	8,766	6,247,284
4.75%, 04/27/32	13,037	12,167,307
4.75%, 03/08/44	17,593	13,327,578
4.88%, 05/19/33	10,498	9,708,125
5.00%, 05/07/29	3,049	3,032,042
5.00%, 04/27/51	12,269	9,142,835
5.40%, 02/09/28	4,037	4,099,938
5.55%, 01/21/45(b)	13,570	11,701,161
5.75%, 10/12/2110	11,661	8,857,235
6.00%, 05/13/30	8,520	8,782,947
6.00%, 05/07/36	6,848	6,573,857
6.05%, 01/11/40	12,673	11,789,779
6.34%, 05/04/53	12,506	10,996,936
6.35%, 02/09/35	12,025	12,002,005
6.40%, 05/07/54	5,010	4,418,171
6.75%, 09/27/34	9,647	10,027,985
6.88%, 05/13/37	16,110	16,342,066
7.38%, 05/13/55	10,190	10,099,312
7.50%, 04/08/33	6,522	7,131,558
8.30%, 08/15/31	7,256	8,496,396
11.50%, 05/15/26	783	845,926
		296,802,719
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	13,030	9,589,759
3.16%, 01/23/30	7,173	6,322,524
3.30%, 01/19/33	6,550	5,161,722
3.87%, 07/23/60	13,378	7,165,796
3.88%, 03/17/28	5,702	5,467,148
4.30%, 04/29/53	6,834	4,164,417
4.50%, 05/15/47	4,481	2,937,273
4.50%, 04/16/50	10,524	6,712,324
4.50%, 04/01/56	10,600	6,488,251
4.50%, 01/19/63	6,515	3,936,695
6.40%, 02/14/35	10,310	9,738,588
6.70%, 01/26/36	9,826	9,502,888
6.85%, 03/28/54	5,545	4,824,225
6.88%, 01/31/36	3,177	3,083,710
7.50%, 03/01/31	4,980	5,212,614
7.88%, 03/01/57	1,637	1,595,825
8.00%, 03/01/38	5,160	5,350,610
8.88%, 09/30/27	5,926	6,408,353
9.38%, 04/01/29	6,342	7,080,514
		110,743,236
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	6,185	4,859,342
2.78%, 01/23/31	15,279	13,496,721
2.78%, 12/01/60	8,478	4,445,829
2.84%, 06/20/30	3,585	3,244,875
3.00%, 01/15/34	10,830	9,010,359
3.23%, 07/28/2121	4,383	2,302,608
3.30%, 03/11/41	4,746	3,454,733
3.55%, 03/10/51	6,698	4,505,268

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
3.60%, 01/15/72	$4,495	$2,714,925
4.13%, 08/25/27(b)	3,208	3,192,047
5.38%, 02/08/35	5,915	5,816,679
5.63%, 11/18/50	10,210	9,512,896
5.88%, 08/08/54	6,870	6,484,307
6.55%, 03/14/37	4,971	5,283,139
8.75%, 11/21/33	10,740	12,995,369
		91,319,097
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27(b)	765	824,617
Philippines Government International Bonds
1.65%, 06/10/31	7,911	6,662,628
1.95%, 01/06/32	2,380	2,000,323
2.46%, 05/05/30	7,194	6,523,274
2.65%, 12/10/45	6,640	4,195,106
2.95%, 05/05/45	5,892	3,945,871
3.00%, 02/01/28	10,211	9,854,353
3.20%, 07/06/46	9,783	6,741,668
3.23%, 03/29/27	3,995	3,909,825
3.56%, 09/29/32	4,748	4,358,448
3.70%, 03/01/41	8,519	6,758,274
3.70%, 02/02/42	8,759	6,860,765
3.75%, 01/14/29	7,451	7,295,078
3.95%, 01/20/40	9,150	7,731,491
4.20%, 03/29/47	4,285	3,433,735
4.38%, 03/05/30(b)	2,438	2,431,464
4.63%, 07/17/28(b)	2,275	2,292,051
4.75%, 03/05/35	4,780	4,646,072
5.00%, 07/17/33	6,605	6,610,251
5.00%, 01/13/37	5,825	5,687,716
5.17%, 10/13/27	3,254	3,314,539
5.18%, 09/05/49	3,050	2,773,939
5.25%, 05/14/34	5,305	5,361,574
5.50%, 02/04/35	5,790	5,966,973
5.50%, 01/17/48	5,465	5,250,293
5.60%, 05/14/49	2,815	2,712,676
5.61%, 04/13/33	4,545	4,722,628
5.90%, 02/04/50	1,870	1,874,453
5.95%, 10/13/47	3,160	3,208,384
6.38%, 01/15/32	5,862	6,342,685
6.38%, 10/23/34	8,346	9,088,406
7.75%, 01/14/31	7,453	8,618,157
9.50%, 02/02/30	5,564	6,704,436
		168,702,153
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	4,430	4,453,896
4.88%, 02/12/30	13,090	13,223,430
4.88%, 10/04/33	13,650	13,385,849
5.13%, 09/18/34	13,604	13,482,222
5.38%, 02/12/35	12,480	12,495,918
5.50%, 11/16/27	8,276	8,521,030
5.50%, 04/04/53	12,665	11,544,770
5.50%, 03/18/54	9,900	9,000,664
5.75%, 11/16/32	9,220	9,617,107
		95,724,886
Security	Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	$2,400	$2,281,996
1.25%, 09/21/30	4,011	3,415,558
1.38%, 02/09/31(b)	1,710	1,447,955
1.63%, 01/18/27	2,945	2,819,677
2.13%, 01/18/32	3,025	2,558,918
2.38%, 04/21/27	4,082	3,937,804
2.50%, 06/29/41	5,648	3,871,095
3.25%, 08/12/26	2,950	2,910,474
4.00%, 09/11/27	1,430	1,419,359
4.00%, 09/11/29(b)	2,825	2,781,874
4.13%, 10/17/27	280	278,503
4.25%, 09/15/27	2,387	2,382,001
4.50%, 01/11/29	1,320	1,324,915
4.50%, 09/15/32	3,150	3,086,229
4.63%, 01/11/27	2,185	2,192,940
4.63%, 01/14/28	1,440	1,449,935
4.63%, 01/11/34(b)	3,288	3,225,621
4.88%, 01/14/30	670	683,008
5.00%, 01/11/28	3,225	3,276,115
5.13%, 09/18/28	1,890	1,934,589
5.13%, 01/11/33(b)	5,070	5,154,420
5.13%, 09/18/33	2,610	2,651,445
5.25%, 01/14/35	2,360	2,424,809
Korea Development Bank (The)
1.38%, 04/25/27	3,243	3,069,449
4.13%, 10/16/27(b)	700	696,277
4.25%, 09/08/32	5,700	5,480,096
4.38%, 02/15/28	4,185	4,189,063
4.38%, 02/15/33	7,703	7,451,826
4.50%, 02/15/29(b)	3,460	3,472,959
4.63%, 02/15/27	1,005	1,009,572
4.63%, 02/03/28	700	705,155
4.88%, 02/03/30	345	351,750
5.38%, 10/23/26	1,195	1,210,921
5.38%, 10/23/28	2,045	2,110,487
5.63%, 10/23/33	2,065	2,168,654
Korea International Bonds
1.00%, 09/16/30(b)	3,835	3,249,400
1.75%, 10/15/31(b)	3,485	2,984,973
2.50%, 06/19/29	5,595	5,236,460
2.75%, 01/19/27	6,707	6,555,402
3.50%, 09/20/28	1,875	1,833,252
3.88%, 09/20/48(b)	1,898	1,516,178
4.13%, 06/10/44	981	835,191
4.50%, 07/03/29(b)	3,320	3,352,370
		114,988,675
Supranational — 0.9%
African Development Bank
0.88%, 07/22/26	9,133	8,807,099
3.50%, 09/18/29	240	235,324
4.00%, 03/18/30	9,125	9,120,456
4.13%, 02/25/27	3,650	3,657,621
4.38%, 11/03/27	4,010	4,050,886
4.38%, 03/14/28	2,520	2,550,352
4.63%, 01/04/27	4,240	4,279,594
5.75%, , (5-year CMT + 1.575%)(a)(h)	3,135	2,993,925
Arab Energy Fund (The), 1.48%, 10/06/26(c)	230	220,586
Asian Development Bank
0.75%, 10/08/30(b)	2,729	2,299,428
1.25%, 06/09/28	2,955	2,732,321

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.50%, 01/20/27	$9,905	$9,517,342
1.50%, 03/04/31	2,669	2,316,225
1.75%, 08/14/26	5,935	5,774,511
1.75%, 09/19/29	8,182	7,468,334
1.88%, 03/15/29	1,405	1,302,690
1.88%, 01/24/30	7,916	7,209,478
2.38%, 08/10/27	1,090	1,055,006
2.50%, 11/02/27	7,912	7,656,107
2.63%, 01/12/27(b)	8,267	8,090,647
2.75%, 01/19/28	7,035	6,833,851
3.13%, 08/20/27(b)	8,531	8,389,917
3.13%, 09/26/28	1,279	1,246,981
3.13%, 04/27/32	1,300	1,214,496
3.63%, 08/28/29(b)	14,620	14,426,036
3.75%, 04/25/28(b)	11,663	11,614,103
3.88%, 09/28/32	3,415	3,335,804
3.88%, 06/14/33	8,880	8,623,302
4.00%, 01/12/33	15,966	15,681,813
4.13%, 01/12/27(b)	15,510	15,539,860
4.13%, 05/30/30	6,600	6,635,050
4.13%, 01/12/34	9,270	9,104,720
4.38%, 01/14/28	1,380	1,396,217
4.38%, 03/06/29	10,410	10,561,526
4.38%, 03/22/35	6,975	6,947,557
4.50%, 08/25/28	13,175	13,402,831
4.88%, 09/26/28	660	662,582
5.82%, 06/16/28	7,060	7,423,408
6.22%, 08/15/27	1,970	2,048,896
6.38%, 10/01/28(b)	3,125	3,322,031
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	2,660	2,651,016
4.00%, 01/18/28	4,689	4,700,060
4.13%, 01/18/29	1,650	1,659,528
4.25%, 03/13/34	7,095	7,020,438
4.50%, 01/16/30	4,640	4,735,350
4.50%, 05/21/35	2,185	2,199,463
4.88%, 09/14/26	2,740	2,766,783
Corp. Andina de Fomento
2.25%, 02/08/27	985	951,557
5.00%, 01/24/29	6,670	6,810,421
5.00%, 01/22/30(b)	8,870	9,083,766
Council of Europe Development Bank
0.88%, 09/22/26	480	460,789
3.63%, 01/26/28	970	962,611
4.13%, 01/24/29	995	999,783
4.50%, 01/15/30	2,203	2,246,840
4.63%, 06/11/27	945	956,584
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,275	1,281,578
4.25%, 03/13/34	7,540	7,440,064
4.38%, 03/09/28	1,065	1,077,396
European Investment Bank
0.63%, 10/21/27	252	233,365
0.75%, 10/26/26	7,305	6,982,258
0.75%, 09/23/30(b)	2,795	2,361,092
0.88%, 05/17/30	4,620	3,974,392
1.25%, 02/14/31(b)	11,729	10,064,697
1.38%, 03/15/27	17,900	17,108,786
1.63%, 10/09/29	4,540	4,121,211
1.63%, 05/13/31	675	588,112
Security	Par (000)	Value
Supranational (continued)
1.75%, 03/15/29(b)	$7,655	$7,073,826
2.38%, 05/24/27	3,771	3,657,713
3.25%, 11/15/27	3,040	2,995,404
3.63%, 07/15/30	18,985	18,632,679
3.75%, 11/15/29	11,720	11,617,560
3.75%, 02/14/33	21,435	20,737,105
3.88%, 03/15/28	5,528	5,527,354
3.88%, 06/15/28	490	489,933
4.00%, 02/15/29	3,690	3,698,933
4.13%, 02/13/34	23,860	23,455,419
4.38%, 03/19/27	2,750	2,769,466
4.38%, 10/10/31	13,720	13,877,546
4.50%, 10/16/28	1,355	1,379,943
4.50%, 03/14/30	24,985	25,552,083
4.63%, 02/12/35(b)	13,290	13,509,584
4.75%, 06/15/29	23,280	23,971,554
4.88%, 02/15/36	7,346	7,600,485
Inter-American Development Bank
0.63%, 09/16/27	2,700	2,506,851
1.13%, 07/20/28(b)	10,310	9,464,160
1.13%, 01/13/31	12,206	10,403,078
1.50%, 01/13/27(b)	1,180	1,133,962
2.00%, 06/02/26	7,430	7,275,716
2.00%, 07/23/26	5,088	4,970,148
2.25%, 06/18/29	9,417	8,811,927
2.38%, 07/07/27(b)	8,239	7,982,431
3.13%, 09/18/28	9,860	9,614,119
3.20%, 08/07/42	3,900	3,070,283
3.50%, 09/14/29	2,935	2,879,565
3.50%, 04/12/33(b)	12,422	11,760,562
3.63%, 09/17/31	7,893	7,649,199
3.75%, 06/14/30	2,765	2,732,558
3.88%, 10/28/41	5,914	5,142,539
4.00%, 01/12/28	6,381	6,395,018
4.13%, 02/15/29	13,755	13,832,382
4.38%, 02/01/27	6,259	6,294,473
4.38%, 07/17/34	13,615	13,581,882
4.38%, 01/24/44	3,279	2,996,618
4.50%, 02/15/30	5,137	5,248,091
4.50%, 09/13/33(b)	5,857	5,914,275
Inter-American Investment Corp.
3.63%, 02/17/27	2,530	2,509,958
4.13%, 02/15/28	845	847,673
4.25%, 02/14/29	1,770	1,779,998
4.25%, 04/01/30	4,850	4,875,526
4.75%, 09/19/28	1,583	1,618,415
International Bank for Reconstruction & Development
0.75%, 11/24/27(b)	12,735	11,793,386
0.75%, 08/26/30	12,358	10,451,379
0.85%, 02/10/27(b)	1,120	1,059,116
0.88%, 07/15/26(b)	7,535	7,273,017
0.88%, 05/14/30	16,935	14,570,171
1.13%, 09/13/28	25,062	22,912,454
1.25%, 02/10/31(b)	17,350	14,862,403
1.36%, 01/21/31	20	16,850
1.38%, 04/20/28	20,690	19,270,676
1.63%, 11/03/31	23,085	19,774,966
1.75%, 10/23/29(b)	13,038	11,876,699
1.88%, 10/27/26	6,935	6,731,222
2.50%, 11/22/27	18,386	17,778,907

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
2.50%, 03/29/32(b)	$3,517	$3,159,350
3.13%, 06/15/27	12,776	12,572,917
3.50%, 07/12/28	19,676	19,432,372
3.63%, 05/05/28	210	208,398
3.63%, 09/21/29	9,060	8,936,846
3.88%, 10/16/29(b)	19,905	19,821,836
3.88%, 02/14/30	17,548	17,455,652
3.88%, 08/28/34	25,940	24,899,608
4.00%, 08/27/26(b)	7,050	7,043,243
4.00%, 07/25/30	8,065	8,052,395
4.00%, 01/10/31(b)	22,959	22,858,799
4.00%, 05/06/32	1,620	1,598,114
4.13%, 03/20/30	13,485	13,555,024
4.50%, 04/10/31(b)	13,575	13,854,213
4.63%, 08/01/28	10,125	10,332,896
4.63%, 01/15/32(b)	21,205	21,708,004
4.75%, 11/14/33	15,809	16,233,357
4.75%, 02/15/35(b)	2,127	2,168,877
5.67%, 02/01/34	210	210,250
International Finance Corp.
0.75%, 10/08/26	3,010	2,881,124
0.75%, 08/27/30	985	833,242
4.25%, 07/02/29	990	1,000,511
4.38%, 01/15/27	2,065	2,076,818
4.50%, 01/21/28	920	933,686
4.50%, 07/13/28	1,005	1,022,139
Nordic Investment Bank
3.38%, 09/08/27(b)	1,015	1,003,012
3.75%, 05/09/30	2,000	1,977,816
4.25%, 02/28/29	990	999,492
4.38%, 03/14/28	985	996,979
		1,087,223,063
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	1,158	1,120,939
3.75%, 09/13/27	200	198,940
4.13%, 06/14/28	2,165	2,172,671
4.25%, 02/01/29	1,830	1,840,674
4.88%, 09/14/26	3,795	3,828,738
4.88%, 10/04/30	4,020	4,152,309
		13,314,271
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	1,900	1,671,009
Uruguay Government International Bonds
4.13%, 11/20/45	2,297	1,897,925
4.38%, 10/27/27	13,830	13,809,323
4.38%, 01/23/31	14,316	14,140,404
4.98%, 04/20/55	10,791	9,295,121
5.10%, 06/18/50	16,557	14,860,876
5.44%, 02/14/37	6,390	6,432,889
5.75%, 10/28/34	12,855	13,392,187
7.63%, 03/21/36	4,736	5,577,228
		81,076,962
Total Foreign Government Obligations — 2.2% (Cost: $2,952,587,840)		2,758,859,719
Security	Par (000)	Value
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$1,875	$1,720,287
California — 0.2%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44	1,500	1,651,080
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	298,621
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	4,862,428
Series S-1, 7.04%, 04/01/50(b)	4,300	4,831,656
Series S-3, 6.91%, 10/01/50(b)	3,205	3,540,128
California Earthquake Authority RB, Class A, 5.60%, 07/01/27	1,255	1,264,017
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	291,894
4.35%, 06/01/41	1,905	1,652,032
California State University RB
Class B, 2.72%, 11/01/52	910	560,979
Class B, 2.94%, 11/01/52	1,000	629,584
Class B, 2.98%, 11/01/51	3,315	2,124,531
5.18%, 11/01/53	2,535	2,284,790
Series E, 2.90%, 11/01/51	1,895	1,262,544
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)(b)	455	378,345
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, Class B, 6.00%, 11/01/40	2,500	2,581,010
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,605,169
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	741,406
Series A, 4.09%, 01/15/49	2,040	1,608,647
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34(b)	1,270	1,065,227
Class B, 3.00%, 06/01/46	610	531,292
3.12%, 06/01/38 (SAP)	2,250	1,752,519
Class B, 3.29%, 06/01/42	3,790	2,753,398
3.49%, 06/01/36	230	186,292
3.71%, 06/01/41	830	615,006
3.85%, 06/01/50	960	888,300
4.21%, 06/01/50	1,535	1,060,842
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	1,100	1,204,606
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,312,755
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	402,418
Series D, 6.57%, 07/01/45(b)	2,970	3,063,851
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50	1,400	876,232
3.71%, 05/15/20	2,600	1,561,788
4.13%, 05/15/32(b)	1,550	1,481,208
4.56%, 05/15/53	895	737,483

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Series N, 3.26%, 05/15/60(b)	$1,835	$1,123,068
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	4,575	4,806,265
Series F, 6.58%, 05/15/49	3,015	3,164,327
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,895,893
San Diego County Water Authority RB BAB, Series B, Class B, 6.14%, 05/01/49	2,345	2,400,993
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	1,920	1,932,843
San Joaquin Hills Transportation Corridor Agency RB, Class B, 3.49%, 01/15/50	1,600	1,137,128
State of California GO
1.70%, 02/01/28(b)	140	131,593
2.50%, 10/01/29	6,000	5,585,887
3.50%, 04/01/28	910	895,043
4.50%, 08/01/29	1,350	1,362,681
4.50%, 04/01/33	2,115	2,074,255
4.60%, 04/01/38	2,170	2,196,702
5.10%, 09/01/35	2,250	2,238,917
5.13%, 09/01/29	1,700	1,756,818
5.13%, 03/01/38	1,000	983,440
5.15%, 09/01/34	5,000	5,043,780
5.20%, 03/01/43	3,790	3,595,149
5.75%, 10/01/31	1,400	1,489,281
5.88%, 10/01/41	5,000	5,087,581
Series A, Class A, 3.05%, 04/01/29	1,110	1,065,167
State of California GO BAB
7.30%, 10/01/39	5,220	5,930,988
7.35%, 11/01/39	3,130	3,579,071
7.50%, 04/01/34(b)	8,325	9,535,378
7.55%, 04/01/39	12,470	14,700,253
7.60%, 11/01/40	7,575	8,925,457
7.63%, 03/01/40	6,850	8,046,753
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,623,083
Series AQ, 4.77%, 05/15/15	835	661,196
Series BD, 3.35%, 07/01/29(b)	4,730	4,571,982
Series BG, 1.32%, 05/15/27(b)	775	734,497
Series BG, 1.61%, 05/15/30	2,990	2,630,052
Series BG, 3.07%, 05/15/51	3,110	1,928,265
		168,495,864
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	684,666
Connecticut — 0.0%
State of Connecticut GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,052,491
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	1,690	1,400,224
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,488,174
		2,888,398
Security	Par (000)	Value
Florida — 0.0%
County of Broward Florida Airport System Revenue RB, 3.48%, 10/01/43	$250	$198,713
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	867,967
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42	1,300	936,422
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	251,397
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	3,250	3,073,875
2.15%, 07/01/30	5,902	5,218,721
Class A, 5.53%, 07/01/34(b)	4,980	5,022,869
		15,569,964
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,073,437
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,691	3,923,673
Project M, Series 2010-A, 6.66%, 04/01/57	3,230	3,369,748
Project P, Series 2010-A, 7.06%, 04/01/57	3,317	3,604,620
		11,971,478
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	388,476
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, Class C, 4.47%, 01/01/49(b)	1,050	880,493
Series C, Class C, 4.57%, 01/01/54(b)	2,450	2,050,007
Chicago O'Hare International Airport RB BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,196,250
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, Class A, 6.90%, 12/01/40	4,158	4,544,460
Series B, Class B, 6.90%, 12/01/40(b)	4,608	5,044,456
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,913,468
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	3,990,583
3.82%, 01/01/48	135	103,232
4.79%, 01/01/48	2,380	2,097,923
State of Illinois GO, 5.10%, 06/01/33	30,987	30,758,842
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,064	3,244,065
		55,823,779
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	439,953
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	397,463
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	798	789,261
4.15%, 02/01/33	2,280	2,240,304

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
4.28%, 02/01/36	$1,560	$1,494,701
4.48%, 08/01/39	4,415	4,134,636
5.05%, 12/01/34	1,705	1,719,274
5.08%, 06/01/31	1,262	1,269,639
5.20%, 12/01/39	3,975	3,954,085
		15,601,900
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	1,545	1,431,545
5.94%, 05/31/57	1,370	1,337,702
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,846,442
		4,615,689
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49(b)	2,675	1,748,329
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29(b)	1,950	1,958,107
Series E, 5.46%, 12/01/39	3,700	3,696,062
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,844,361
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	2,435	2,456,259
Massachusetts School Building Authority RB
2.95%, 05/15/43	1,700	1,245,037
3.40%, 10/15/40	1,755	1,442,758
Series B, Class B, 1.75%, 08/15/30	2,250	2,025,079
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,079,321
		18,495,313
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,838,406
3.38%, 12/01/40	845	676,844
Michigan State University RB, 4.17%, 08/15/22	4,035	2,862,857
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	331,483
University of Michigan RB
2.56%, 04/01/50	3,000	1,763,920
Class A, 3.50%, 04/01/52	614	425,031
Class B, 3.50%, 04/01/52	475	332,942
Class C, 3.60%, 04/01/47	1,800	1,446,922
Class A, 4.45%, 04/01/22	5,580	4,251,859
Series B, 2.44%, 04/01/40(b)	2,862	2,021,485
		15,951,749
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	1,924	1,492,755
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34(b)	1,000	1,011,740
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,320,216
Security	Par (000)	Value
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49(b)	$2,000	$1,381,552
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45(b)	850	934,315
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	5,874	6,157,935
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,199,559
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,824,014
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,277,130
Rutgers The State University of New Jersey RB
3.27%, 05/01/43(b)	1,000	767,798
Series P, 3.92%, 05/01/19(b)	1,475	953,051
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	893,766
		25,073,253
New York — 0.1%
City of New York GO
4.61%, 09/01/37	1,000	956,753
5.11%, 10/01/54(b)	3,775	3,428,506
5.26%, 10/01/44	1,200	1,141,399
5.26%, 10/01/52	500	468,029
5.83%, 10/01/53	3,000	3,030,440
5.94%, 02/01/55	130	132,843
6.29%, 02/01/45	300	307,562
6.39%, 02/01/55	835	857,139
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,005,773
Series C-1, 5.52%, 10/01/37	3,000	3,018,438
Series F1, 6.27%, 12/01/37	2,755	2,923,945
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	4,715	4,842,515
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	2,870	3,308,875
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	50	53,170
Series B, 6.65%, 11/15/39	220	234,350
Series E, 6.81%, 11/15/40	1,165	1,253,950
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,157,582
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,315,286
5.72%, 06/15/42	3,145	3,069,941
5.95%, 06/15/42	3,000	3,005,360
6.01%, 06/15/42	1,860	1,876,212
New York State Dormitory Authority RB
5.23%, 07/01/35	4,250	4,238,312
5.83%, 07/01/55	2,500	2,495,275

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40(b)	$2,325	$2,329,326
Series F, 5.63%, 03/15/39(b)	2,725	2,748,425
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	798,418
3.29%, 08/01/69(b)	1,300	794,567
4.03%, 09/01/48(b)	1,440	1,144,851
4.23%, 10/15/57	865	676,474
5.07%, 07/15/53(b)	2,820	2,579,368
Series 164, 5.65%, 11/01/40(b)	6,255	6,421,532
Series 165, 5.65%, 11/01/40	1,795	1,847,398
Series 168, 4.93%, 10/01/51	4,165	3,724,009
Series 174, 4.46%, 10/01/62	6,585	5,316,850
Series 181, 4.96%, 08/01/46	2,000	1,842,505
Series 182, 5.31%, 08/01/46	1,000	935,154
Series 192, 4.81%, 10/15/65	4,235	3,674,430
Series 225, 3.18%, 07/15/60(b)	675	418,888
United Nations Development Corp. RB, 6.54%, 08/01/55	765	787,927
		83,161,777
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	723,899
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,010,918
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,565,095
4.43%, 01/01/33	260	257,969
Series B, Class B, 4.53%, 01/01/35	2,400	2,377,865
Ohio State University (The) RB, Series A, 4.80%, 06/01/11(b)	350	282,749
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,890,216
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,252,946
		12,637,758
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	657,549
4.62%, 06/01/44	1,655	1,552,033
4.71%, 05/01/52	3,280	2,919,454
5.09%, 02/01/52	3,680	3,379,375
		8,508,411
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	41	41,122
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,011,064
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	707,613
State of Oregon GO, 5.89%, 06/01/27	6,319	6,452,809
		8,212,608
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	809,727
Class A, 3.86%, 06/01/38	4,200	3,743,433
Series A, 4.14%, 06/01/38	50	44,870
Pennsylvania Economic Development Financing Authority RB, 5.69%, 06/01/54	2,665	2,560,697
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University (The) RB
2.79%, 09/01/43	$1,750	$1,267,941
2.84%, 09/01/50	975	620,748
Pennsylvania Turnpike Commission RB BAB, Series B, Class B, 5.51%, 12/01/45	1,000	953,532
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(b)	2,000	1,230,265
		11,231,213
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,037,922
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, Class B, 4.05%, 07/01/26	1,000	992,630
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, Class B, 2.44%, 08/15/49	765	445,362
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,217,536
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,845,234
Series C, 5.99%, 02/01/39	1,993	2,070,184
Dallas Area Rapid Transit RB, Class A, 2.61%, 12/01/48	2,895	1,818,808
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	2,852,619
Series B, 6.00%, 12/01/44(b)	400	399,279
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	758,546
Dallas County Hospital District GOL BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,231,858
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	220	153,661
Class A, 2.99%, 11/01/38(b)	1,200	992,441
Class A, 4.09%, 11/01/51(b)	1,245	981,417
Class A, 4.51%, 11/01/51	4,305	3,574,542
Series A, Class A, 3.14%, 11/01/45(b)	1,405	1,013,149
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,783,783
Series C, Class C, 3.09%, 11/01/40	340	261,631
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,671
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,112,282
North Texas Tollway Authority RB BAB, Series B, Class B, 6.72%, 01/01/49	4,120	4,437,536
Permanent University Fund - Texas A&M University System RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,556,359
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,559,196
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,336,592

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Series A, Class A, 4.63%, 04/01/33	$1,255	$1,251,724
Series A, Class A, 4.68%, 04/01/40	2,550	2,390,183
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,194,229
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	7,498	7,619,054
5.17%, 04/01/41	6,200	6,151,671
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B, 3.92%, 12/31/49(b)	3,350	2,554,080
Texas Transportation Commission GO, 2.47%, 10/01/44	2,505	1,665,602
		65,629,229
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	2,790	1,516,371
2.58%, 11/01/51	2,915	1,692,397
Series A, 3.23%, 09/01/19(b)	790	444,533
Series C, 4.18%, 09/01/17	840	599,986
		4,253,287
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,196,464
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	70	70,795
Series C, 3.15%, 05/01/27	2,580	2,530,670
		2,601,465
Total Municipal Debt Obligations — 0.5% (Cost: $633,867,544)		551,497,964
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.8%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	38	36,760
2.50%, 02/01/28	490	479,509
2.50%, 01/01/30	5,491	5,310,474
2.50%, 03/01/31	57	54,571
2.50%, 08/01/31	1,802	1,728,786
2.50%, 10/01/31	4,340	4,148,985
2.50%, 11/01/31	26	24,613
2.50%, 12/01/31	6,668	6,371,548
2.50%, 02/01/32	8,184	7,820,901
2.50%, 08/01/32	97	91,733
2.50%, 01/01/33	7,074	6,724,904
2.50%, 02/01/33	19	18,186
2.50%, 04/01/33	879	830,272
3.00%, 11/01/26	56	55,756
3.00%, 01/01/27	27	26,467
3.00%, 02/01/27	68	67,446
3.00%, 04/01/27	60	59,146
3.00%, 05/01/27	469	461,781
3.00%, 06/01/27	446	440,300
3.00%, 07/01/27	27	26,658
3.00%, 08/01/27	65	64,640
3.00%, 09/01/27	269	265,807
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/27	$110	$108,389
3.00%, 12/01/27	61	60,385
3.00%, 01/01/28	11	10,616
3.00%, 11/01/28	65	63,825
3.00%, 01/01/29	57	56,065
3.00%, 03/01/29	305	298,740
3.00%, 05/01/29	10,414	10,227,457
3.00%, 05/01/30	2,145	2,090,353
3.00%, 06/01/30	1,050	1,025,929
3.00%, 07/01/30	2,679	2,608,009
3.00%, 12/01/30	6,281	6,107,631
3.00%, 02/01/31	1,990	1,931,882
3.00%, 05/01/31	4,201	4,074,594
3.00%, 06/01/31	3,095	3,001,854
3.00%, 08/01/31	24	23,701
3.00%, 12/01/31	15	14,537
3.00%, 02/01/32	56	53,997
3.00%, 07/01/32	4,798	4,629,335
3.00%, 09/01/32	7	6,442
3.00%, 02/01/33	10	9,749
3.00%, 05/01/33	1,212	1,158,087
3.00%, 06/01/42	374	336,346
3.00%, 10/01/42	167	150,753
3.00%, 01/01/43	405	364,411
3.00%, 02/01/43	10,060	9,056,452
3.00%, 12/01/44	29	25,800
3.00%, 04/01/45	250	220,171
3.00%, 08/01/45	154	135,915
3.00%, 12/01/45	12	10,534
3.00%, 01/01/46	882	776,477
3.00%, 02/01/46	102	89,924
3.00%, 07/01/46	1,879	1,646,483
3.00%, 08/01/46	35,789	31,354,883
3.00%, 09/01/46	14,138	12,546,347
3.00%, 10/01/46	27,495	24,171,830
3.00%, 11/01/46	20,850	18,267,157
3.00%, 12/01/46	48,152	42,204,572
3.00%, 01/01/47	11,257	9,862,220
3.00%, 02/01/47	24,125	21,136,587
3.00%, 03/01/47	121	106,256
3.00%, 04/01/47	312	273,548
3.00%, 05/01/47	18,514	16,306,012
3.00%, 06/01/47	19,931	17,460,835
3.00%, 08/01/47	2,490	2,181,728
3.00%, 09/01/47	578	508,157
3.00%, 10/01/47	6,256	5,480,948
3.00%, 11/01/47	10	8,333
3.00%, 01/01/48	13	11,616
3.00%, 11/01/48	900	781,533
3.00%, 03/01/49	176	152,646
3.00%, 05/01/49	209	182,039
3.00%, 06/01/49	146	126,179
3.50%, 11/01/25	61	60,802
3.50%, 03/01/26	96	95,461
3.50%, 06/01/26	29	28,441
3.50%, 03/01/32	434	424,180
3.50%, 05/01/32	1,258	1,229,308
3.50%, 09/01/32	959	936,834
3.50%, 06/01/33	84	81,205
3.50%, 07/01/33	4,010	3,896,584
3.50%, 11/01/33	12	11,366

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/34	$3,522	$3,410,577
3.50%, 03/01/38	2,830	2,690,340
3.50%, 06/01/38	747	709,938
3.50%, 09/01/38	491	468,019
3.50%, 02/01/42	46	42,988
3.50%, 05/01/42	5	4,358
3.50%, 09/01/42	7	6,696
3.50%, 10/01/42	6,076	5,628,034
3.50%, 11/01/42	461	426,867
3.50%, 01/01/43	9	7,978
3.50%, 04/01/43	3,320	3,072,997
3.50%, 06/01/43	638	590,827
3.50%, 07/01/43	1,061	981,938
3.50%, 08/01/43	3,884	3,595,110
3.50%, 10/01/43	860	796,236
3.50%, 01/01/44	10,049	9,306,087
3.50%, 02/01/44	5,051	4,674,281
3.50%, 09/01/44	3,974	3,654,396
3.50%, 10/01/44	5,846	5,354,463
3.50%, 11/01/44	81	72,984
3.50%, 12/01/45	8,033	7,240,234
3.50%, 01/01/46	151	137,447
3.50%, 03/01/46	21,213	19,308,748
3.50%, 05/01/46	2,783	2,529,987
3.50%, 06/01/46	82	74,740
3.50%, 07/01/46	3,773	3,425,864
3.50%, 08/01/46	2,680	2,439,248
3.50%, 09/01/46	4,200	3,813,998
3.50%, 10/01/46	830	752,188
3.50%, 11/01/46	605	548,937
3.50%, 12/01/46	3,167	2,871,119
3.50%, 01/01/47	1,656	1,501,441
3.50%, 02/01/47	4,289	3,891,565
3.50%, 03/01/47	2,773	2,515,481
3.50%, 04/01/47	6,215	5,621,587
3.50%, 05/01/47	1,276	1,157,124
3.50%, 07/01/47	5,244	4,743,533
3.50%, 08/01/47	15,253	13,926,106
3.50%, 09/01/47	20,212	18,243,442
3.50%, 12/01/47	3,413	3,087,103
3.50%, 01/01/48	15,429	14,061,472
3.50%, 02/01/48	16,767	15,146,743
3.50%, 03/01/48	6,942	6,270,330
3.50%, 04/01/48	1,588	1,445,892
3.50%, 05/01/48	7,540	6,805,876
3.50%, 04/01/49	1,015	917,611
3.50%, 05/01/49	2,864	2,580,607
3.50%, 06/01/49	1,425	1,287,837
4.00%, 10/01/25	29	28,706
4.00%, 02/01/26	27	27,157
4.00%, 05/01/26	73	72,702
4.00%, 12/01/32	947	935,488
4.00%, 05/01/33	1,311	1,293,057
4.00%, 09/01/41	2,202	2,124,648
4.00%, 02/01/42	1,924	1,856,256
4.00%, 03/01/42	409	390,798
4.00%, 06/01/42	2,585	2,493,410
4.00%, 08/01/42	1,153	1,102,122
4.00%, 07/01/44	2,869	2,725,554
4.00%, 01/01/45	723	684,518
4.00%, 02/01/45	1,084	1,026,127
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/01/45	$1,694	$1,593,569
4.00%, 08/01/45	2,961	2,786,073
4.00%, 09/01/45	4,704	4,425,892
4.00%, 01/01/46	1,379	1,297,826
4.00%, 02/01/46	140	131,604
4.00%, 03/01/46	298	279,130
4.00%, 05/01/46	2,814	2,639,637
4.00%, 06/01/46	64	59,859
4.00%, 07/01/46	2,562	2,424,938
4.00%, 08/01/46	81	75,659
4.00%, 10/01/46	2,276	2,141,680
4.00%, 11/01/46	6,503	6,099,537
4.00%, 02/01/47	2,777	2,604,281
4.00%, 08/01/47	209	195,678
4.00%, 10/01/47	609	568,904
4.00%, 11/01/47	1,118	1,045,347
4.00%, 01/01/48	4,443	4,153,305
4.00%, 02/01/48	6,659	6,229,984
4.00%, 04/01/48	131	120,952
4.00%, 06/01/48	12,044	11,277,068
4.00%, 07/01/48	11,262	10,506,382
4.00%, 08/01/48	1,466	1,367,996
4.00%, 09/01/48	2,912	2,716,877
4.00%, 10/01/48	1,576	1,473,131
4.00%, 12/01/48	7,598	7,099,159
4.00%, 01/01/49	1,214	1,132,579
4.50%, 08/01/30	634	634,682
4.50%, 03/01/39	700	691,994
4.50%, 05/01/39	911	900,396
4.50%, 10/01/39	553	546,470
4.50%, 01/01/40	163	161,525
4.50%, 02/01/41	1,050	1,036,628
4.50%, 04/01/41	34	33,059
4.50%, 05/01/41	2,781	2,747,849
4.50%, 05/01/42	2,894	2,860,408
4.50%, 01/01/45	2,194	2,140,075
4.50%, 11/01/45	162	156,854
4.50%, 12/01/45	105	102,971
4.50%, 01/01/46	3,392	3,308,161
4.50%, 03/01/46	171	165,068
4.50%, 04/01/46	440	425,597
4.50%, 05/01/46	295	284,511
4.50%, 07/01/46	102	98,406
4.50%, 08/01/46	263	254,200
4.50%, 09/01/46	2,044	1,983,053
4.50%, 05/01/47	1,748	1,678,960
4.50%, 06/01/47	1,025	983,912
4.50%, 11/01/47	106	102,136
4.50%, 05/01/48	5,533	5,316,657
4.50%, 06/01/48	4,443	4,271,814
4.50%, 07/01/48	3,107	2,986,343
4.50%, 09/01/48	155	148,665
4.50%, 10/01/48	6,054	5,832,991
4.50%, 11/01/48	29	27,464
4.50%, 12/01/48	5,364	5,154,814
4.50%, 01/01/49	1,274	1,224,623
4.50%, 05/01/49	11	10,458
5.00%, 08/01/25	8	8,083
5.00%, 04/01/33	1,806	1,826,267
5.00%, 06/01/33	224	226,107
5.00%, 12/01/33	401	405,563

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/35	$889	$898,288
5.00%, 01/01/36	450	454,511
5.00%, 01/01/37	51	51,309
5.00%, 02/01/37	51	51,542
5.00%, 02/01/38	264	266,800
5.00%, 03/01/38	1,945	1,960,571
5.00%, 12/01/38	236	238,027
5.00%, 03/01/40	63	63,351
5.00%, 08/01/40	305	306,649
5.00%, 09/01/40	1,333	1,340,487
5.00%, 08/01/41	380	381,757
5.00%, 09/01/47	258	255,590
5.00%, 03/01/48	226	223,049
5.00%, 04/01/48	3,354	3,315,949
5.00%, 05/01/48	1,081	1,068,430
5.00%, 07/01/48	712	703,799
5.00%, 10/01/48	581	574,802
5.00%, 11/01/48	844	833,213
5.00%, 04/01/49	352	347,778
5.00%, 06/01/49	599	591,177
5.50%, 02/01/34	690	707,401
5.50%, 05/01/35	660	677,245
5.50%, 06/01/35	376	386,138
5.50%, 05/01/36	484	496,258
5.50%, 07/01/36	823	845,052
5.50%, 03/01/38	836	858,114
5.50%, 04/01/38	145	148,363
5.50%, 01/01/39	398	408,693
5.50%, 11/01/39	418	428,478
6.00%, 10/01/36	428	442,523
6.00%, 02/01/37	351	365,794
6.00%, 11/01/37	1,396	1,458,054
6.00%, 09/01/38	20	21,053
6.40%, 11/01/40(a)	6	6,226
6.77%, 05/01/42(a)	203	207,675
6.78%, 01/01/42(a)	3	3,533
6.89%, 11/01/40(a)	105	107,091
6.90%, 11/01/40(a)	75	76,628
7.02%, 12/01/38(a)	381	387,398
7.12%, 08/01/41(a)	103	104,902
7.38%, 09/01/41(a)	202	205,445
7.67%, 11/01/41(a)	133	135,809
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class A2, 2.92%, 06/25/32	23,000	20,734,141
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	14,068,689
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,713,941
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,855,114
Series K069, Class A2, 3.19%, 09/25/27(a)	7,033	6,871,090
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,956,742
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,804,706
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,836,754
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,951,351
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,888,780
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,854,962
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,276,086
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,764,412
Series K092, Class A2, 3.30%, 04/25/29	414	399,614
Series K100, Class A2, 2.67%, 09/25/29	14,000	13,119,890
Series K101, Class A2, 2.52%, 10/25/29	31,000	28,845,456
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K105, Class A2, 1.87%, 01/25/30	$4,775	$4,296,237
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,765,429
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,598,282
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,348,804
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,062,939
Series K117, Class A2, 1.41%, 08/25/30	15,000	12,960,050
Series K120, Class A2, 1.50%, 10/25/30	1,150	992,169
Series K124, Class A2, 1.66%, 12/25/30	3,435	2,973,961
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,439,186
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,070,644
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,640,861
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,147,436
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,201,886
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,210,502
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,932,656
Series K739, Class A2, 1.34%, 09/25/27	25,234	23,806,498
Federal National Mortgage Association
3.00%, 02/01/47	7,437	6,569,284
3.00%, 03/01/47	6,186	5,330,253
3.50%, 11/01/51	5,029	4,580,777
4.00%, 02/01/47	7,825	7,374,555
4.00%, 01/01/57	5,639	5,178,689
4.00%, 02/01/57	6,277	5,764,974
6.59%, 04/01/44(a)	127	128,560
6.71%, 02/01/42(a)	56	56,929
7.25%, 10/01/41(a)	258	263,993
7.54%, 08/01/41(a)	85	86,039
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,442	2,391,726
Series 2016-M6, Class A2, 2.49%, 05/25/26	6,589	6,463,284
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	19,278	18,750,773
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	13,515	13,206,564
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,305	7,137,535
Series 2018-M10, Class A2, 3.35%, 07/25/28(a)	2,929	2,860,422
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	12,300	11,880,947
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	7,368	7,155,921
Series 2018-M2, Class A2, 2.91%, 01/25/28(a)	8,144	7,890,964
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	4,999	4,903,262
Series 2019-M22, Class A2, 2.52%, 08/25/29	21,992	20,575,955
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,949	13,500,691
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,745	3,583,763
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	14,548,508
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,572,495
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	24,952,080

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
1.50%, 10/20/51	$3,940	$2,990,027
2.00%, 07/20/50	4,627	3,723,184
2.00%, 08/20/50	66,884	53,762,865
2.00%, 09/20/50	1,782	1,433,503
2.00%, 10/20/50	45,667	36,732,770
2.00%, 11/20/50	37,117	29,852,497
2.00%, 12/20/50	67,146	53,999,888
2.00%, 01/20/51	27,695	22,270,576
2.00%, 02/20/51	184,184	148,071,967
2.00%, 05/20/51	2,700	2,170,674
2.00%, 06/20/51	6,135	4,931,822
2.00%, 08/20/51	110,265	88,632,883
2.00%, 10/20/51	77,886	62,603,193
2.00%, 11/20/51	56,460	45,380,478
2.00%, 12/20/51	202,139	162,466,747
2.00%, 01/20/52	117,019	94,049,980
2.00%, 02/20/52	104,447	83,936,457
2.00%, 03/20/52	174,512	140,242,401
2.00%, 04/20/52	41,284	33,176,531
2.00%, 06/20/52	32,922	26,456,672
2.00%, 06/15/54(i)	13,668	10,976,382
2.50%, 02/15/28	26	25,534
2.50%, 10/20/31	46	44,380
2.50%, 05/20/45	2,668	2,273,853
2.50%, 11/20/46	364	309,905
2.50%, 12/20/46	11,228	9,564,575
2.50%, 01/20/47	5,225	4,451,111
2.50%, 06/20/50	13,493	11,337,371
2.50%, 08/20/50	14,845	12,389,910
2.50%, 09/20/50	33,061	27,591,329
2.50%, 01/20/51	70,211	58,954,433
2.50%, 02/20/51	117,946	99,029,225
2.50%, 04/20/51	3,734	3,134,501
2.50%, 05/20/51	243,801	204,641,762
2.50%, 06/20/51	7,457	6,258,960
2.50%, 07/20/51	199,940	167,794,776
2.50%, 08/20/51	178,335	149,649,977
2.50%, 09/20/51	4,035	3,385,754
2.50%, 10/20/51	3,669	3,078,182
2.50%, 11/20/51	30,025	25,188,844
2.50%, 12/20/51	85,119	71,407,893
2.50%, 01/20/52	38,703	32,465,760
2.50%, 02/20/52	3,083	2,585,789
2.50%, 03/20/52	125,767	105,510,916
2.50%, 04/20/52	82,131	68,902,981
2.50%, 05/20/52	23,819	19,982,619
2.50%, 07/20/52	7,661	6,427,508
2.50%, 08/20/52	15,209	12,759,695
2.50%, 09/20/52	28,370	23,800,993
2.50%, 12/20/52	6,623	5,555,878
2.50%, 10/20/53	2,385	2,000,437
2.50%, 03/20/54	4,331	3,633,525
2.50%, 06/15/54(i)	61,847	51,803,746
3.00%, 08/20/42	3,995	3,601,866
3.00%, 09/15/42	8	7,500
3.00%, 10/15/42	24	21,305
3.00%, 03/15/43	135	120,204
3.00%, 06/15/43	22	19,190
3.00%, 07/15/43	57	50,624
3.00%, 09/20/43	4,630	4,161,961
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/15/43	$433	$384,639
3.00%, 01/15/44	4,034	3,626,180
3.00%, 08/20/44	11,784	10,592,465
3.00%, 10/15/44	95	90,598
3.00%, 03/20/45	3,838	3,391,970
3.00%, 05/20/45	15,881	14,090,499
3.00%, 06/20/45	5,196	4,591,711
3.00%, 07/20/45	10,490	9,271,053
3.00%, 10/20/45	3,576	3,160,416
3.00%, 11/20/45	2,284	2,018,495
3.00%, 12/20/45	4,207	3,718,003
3.00%, 02/20/46	12,541	11,083,007
3.00%, 04/20/46	5,690	5,040,622
3.00%, 05/20/46	9,397	8,297,990
3.00%, 06/20/46	11,211	9,922,104
3.00%, 07/20/46	15,751	13,928,849
3.00%, 08/20/46	27,700	24,490,008
3.00%, 09/20/46	20,730	18,305,786
3.00%, 11/20/46	5,607	4,954,772
3.00%, 12/15/46	7,028	6,132,122
3.00%, 12/20/46	32,395	28,627,351
3.00%, 01/20/47	1,701	1,503,233
3.00%, 02/15/47	10,066	8,888,886
3.00%, 02/20/47	10,387	9,172,702
3.00%, 03/20/47	9,538	8,423,070
3.00%, 04/20/47	210	185,407
3.00%, 06/20/47	4,557	4,023,143
3.00%, 09/20/47	270	238,592
3.00%, 10/20/47	5,546	4,888,864
3.00%, 11/20/47	101	89,129
3.00%, 12/20/47	2,430	2,141,830
3.00%, 02/20/48	4,494	3,939,546
3.00%, 03/20/48	15	13,485
3.00%, 03/20/49	9,437	8,333,217
3.00%, 07/20/49	7,560	6,637,816
3.00%, 09/20/49	23,071	20,186,771
3.00%, 10/15/49	8,061	7,025,037
3.00%, 10/20/49	12,268	10,741,266
3.00%, 11/20/49	137	119,525
3.00%, 12/20/49	72,954	63,869,571
3.00%, 01/20/50	38,818	34,008,921
3.00%, 02/20/50	48,423	42,374,699
3.00%, 07/20/50	25,111	21,969,549
3.00%, 02/20/51	1,549	1,352,744
3.00%, 03/20/51	9,235	8,071,177
3.00%, 06/20/51	587	512,370
3.00%, 08/20/51	64,391	56,178,888
3.00%, 09/20/51	21,119	18,430,029
3.00%, 10/20/51	24,288	21,187,047
3.00%, 11/20/51	41,608	36,292,016
3.00%, 12/20/51	49,742	43,382,845
3.00%, 02/20/52	47,026	41,006,741
3.00%, 03/20/52	39,573	34,271,485
3.00%, 04/20/52	33,342	28,842,002
3.00%, 05/20/52	47,113	41,068,859
3.00%, 06/20/52	25,569	22,289,036
3.00%, 07/20/52	23,508	20,492,030
3.00%, 08/20/52	11,485	10,011,713
3.00%, 09/20/52	15,641	13,634,791
3.00%, 11/20/52	2,208	1,925,449
3.00%, 06/15/54(i)	37,207	32,409,292

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/40	$50	$45,944
3.50%, 12/20/40	36	33,090
3.50%, 05/20/41	71	64,926
3.50%, 09/15/41	124	113,683
3.50%, 10/15/41	180	165,104
3.50%, 12/15/41	1,209	1,108,717
3.50%, 04/15/42	82	75,412
3.50%, 08/20/42	7,118	6,525,434
3.50%, 09/15/42	249	228,608
3.50%, 09/20/42	8,469	7,764,043
3.50%, 10/15/42	253	231,979
3.50%, 10/20/42	22,742	20,847,624
3.50%, 11/15/42	335	307,044
3.50%, 11/20/42	19,810	18,160,072
3.50%, 12/15/42	497	455,213
3.50%, 12/20/42	6,991	6,409,153
3.50%, 02/15/43	321	293,739
3.50%, 02/20/43	136	124,901
3.50%, 03/15/43	324	296,070
3.50%, 03/20/43	603	552,198
3.50%, 04/15/43	16	14,748
3.50%, 04/20/43	159	145,449
3.50%, 05/15/43	617	565,386
3.50%, 06/15/43	8,638	7,863,343
3.50%, 08/20/43	110	100,605
3.50%, 09/20/43	54	49,552
3.50%, 10/20/43	148	135,251
3.50%, 01/15/44	97	88,514
3.50%, 01/20/44	4,526	4,146,892
3.50%, 02/20/44	1,469	1,346,389
3.50%, 03/20/44	879	805,117
3.50%, 07/20/44	25	22,594
3.50%, 08/15/44	21	18,975
3.50%, 08/20/44	4,786	4,374,609
3.50%, 09/15/44	59	53,588
3.50%, 09/20/44	8,676	7,929,855
3.50%, 10/15/44	137	125,074
3.50%, 10/20/44	1,368	1,249,866
3.50%, 11/20/44	12	10,866
3.50%, 12/20/44	812	742,620
3.50%, 01/15/45	51	45,650
3.50%, 01/20/45	116	105,939
3.50%, 03/15/45	72	64,805
3.50%, 04/20/45	8,351	7,583,749
3.50%, 05/20/45	3,214	2,904,599
3.50%, 06/15/45	39	34,983
3.50%, 06/20/45	4,704	4,271,954
3.50%, 07/20/45	170	154,384
3.50%, 08/20/45	380	344,085
3.50%, 09/20/45	12,282	11,153,525
3.50%, 10/20/45	1,190	1,080,987
3.50%, 11/20/45	8,724	7,922,676
3.50%, 12/20/45	4,830	4,386,067
3.50%, 03/20/46	17,730	16,101,318
3.50%, 04/20/46	7,862	7,120,826
3.50%, 06/20/46	34,455	31,206,583
3.50%, 07/20/46	200	181,401
3.50%, 08/15/46	44	39,965
3.50%, 11/20/46	354	321,004
3.50%, 12/20/46	10,086	9,135,053
3.50%, 01/15/47	35	31,807
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/47	$2,385	$2,160,084
3.50%, 02/20/47	40,533	36,678,322
3.50%, 03/20/47	15,109	13,680,822
3.50%, 04/20/47	13,516	12,237,678
3.50%, 06/20/47	2,969	2,688,446
3.50%, 07/20/47	374	338,308
3.50%, 08/20/47	19,525	17,680,569
3.50%, 09/15/47	41	37,006
3.50%, 09/20/47	28,197	25,532,002
3.50%, 10/20/47	11,943	10,793,368
3.50%, 11/15/47	16	14,437
3.50%, 11/20/47	16,965	15,361,252
3.50%, 12/15/47	5	4,674
3.50%, 12/20/47	8,870	7,977,048
3.50%, 01/20/48	8,181	7,407,388
3.50%, 02/20/48	2,762	2,501,117
3.50%, 04/20/48	27,060	24,454,116
3.50%, 05/15/48	291	262,998
3.50%, 05/20/48	18,774	16,999,794
3.50%, 08/20/48	3,531	3,191,802
3.50%, 09/20/48	1,663	1,505,752
3.50%, 11/20/48	2,873	2,597,145
3.50%, 01/20/49	4,633	4,195,212
3.50%, 06/20/49	575	517,893
3.50%, 09/20/49	4,652	4,188,540
3.50%, 10/20/49	5,930	5,338,838
3.50%, 01/20/50	23,583	21,232,139
3.50%, 03/20/50	6,566	5,911,780
3.50%, 08/20/50	5,298	4,772,338
3.50%, 10/20/51	2,188	1,961,265
3.50%, 01/20/52	8,587	7,696,207
3.50%, 02/20/52	15,999	14,339,081
3.50%, 05/20/52	30,161	26,967,838
3.50%, 07/20/52	39,672	35,466,433
3.50%, 08/20/52	7,372	6,590,963
3.50%, 10/20/52	13,050	11,663,744
3.50%, 12/20/52	9,566	8,552,005
3.50%, 01/20/53	34,487	30,827,841
3.50%, 05/20/53	22,617	20,363,081
3.50%, 06/20/53	21,052	18,963,719
3.50%, 07/20/53	40,628	36,598,679
3.50%, 06/15/54(i)	51,776	46,057,831
4.00%, 06/15/39	4	4,290
4.00%, 09/20/40	1,807	1,712,841
4.00%, 01/15/41	1	612
4.00%, 01/20/41	595	564,119
4.00%, 02/15/41	1,479	1,394,838
4.00%, 05/20/41	11	10,817
4.00%, 07/15/41	717	678,302
4.00%, 09/15/41	16	15,351
4.00%, 09/20/41	792	751,250
4.00%, 10/15/41	280	264,450
4.00%, 11/15/41	150	141,505
4.00%, 12/15/41	622	587,648
4.00%, 12/20/41	2,648	2,510,880
4.00%, 01/15/42	61	58,023
4.00%, 01/20/42	1,158	1,098,065
4.00%, 02/15/42	278	262,956
4.00%, 03/15/42	1,419	1,340,988
4.00%, 04/15/42	445	420,154
4.00%, 09/20/42	571	541,902

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/15/43	$11	$10,528
4.00%, 10/20/43	2,873	2,721,302
4.00%, 03/15/44	70	65,652
4.00%, 04/15/44	28	26,740
4.00%, 06/15/44	101	95,114
4.00%, 08/15/44	9	8,182
4.00%, 08/20/44	204	192,287
4.00%, 09/15/44	2	1,762
4.00%, 10/15/44	9	8,540
4.00%, 10/20/44	3,826	3,611,163
4.00%, 12/20/44	256	241,472
4.00%, 01/20/45	6,026	5,688,615
4.00%, 08/20/45	3,355	3,159,874
4.00%, 09/20/45	3,959	3,730,896
4.00%, 10/20/45	469	442,162
4.00%, 01/20/46	1,787	1,684,171
4.00%, 03/20/46	8,779	8,272,286
4.00%, 07/20/46	1,899	1,784,149
4.00%, 08/20/46	18	16,800
4.00%, 09/20/46	431	404,951
4.00%, 11/20/46	4,205	3,959,545
4.00%, 12/15/46	3,516	3,307,214
4.00%, 04/20/47	14,173	13,229,630
4.00%, 06/20/47	5,732	5,350,499
4.00%, 07/20/47	25,000	23,348,672
4.00%, 08/20/47	1,219	1,138,674
4.00%, 11/20/47	15,235	14,228,655
4.00%, 12/20/47	35	32,263
4.00%, 01/20/48	122	113,661
4.00%, 03/15/48	35	32,814
4.00%, 03/20/48	17,520	16,353,457
4.00%, 04/20/48	9,465	8,821,502
4.00%, 05/15/48	1,506	1,388,728
4.00%, 05/20/48	10,125	9,426,353
4.00%, 08/20/48	15,655	14,599,682
4.00%, 09/20/48	8,087	7,543,958
4.00%, 10/20/48	479	446,527
4.00%, 11/20/48	13,421	12,496,412
4.00%, 02/20/49	5,840	5,443,546
4.00%, 03/20/49	237	220,816
4.00%, 05/20/49	1,019	946,787
4.00%, 06/15/49	609	566,850
4.00%, 06/20/49	1,441	1,337,735
4.00%, 09/15/49	1,613	1,492,187
4.00%, 01/20/50	58,894	54,761,259
4.00%, 02/20/50	23,771	22,102,971
4.00%, 07/20/50	4,315	4,011,864
4.00%, 07/20/52	7,892	7,279,763
4.00%, 09/20/52	72,960	67,301,888
4.00%, 10/20/52	35,808	33,031,451
4.00%, 12/20/52	15,229	14,047,969
4.00%, 03/20/53	8,676	8,003,212
4.00%, 10/20/53	6,451	5,959,447
4.00%, 06/15/54(i)	46,481	42,557,566
4.00%, 11/20/54	76,180	69,807,463
4.50%, 04/15/39	239	236,062
4.50%, 08/15/39	1,168	1,150,608
4.50%, 11/20/39	618	604,960
4.50%, 01/20/40	167	163,750
4.50%, 06/15/40	1,177	1,152,480
4.50%, 07/15/40	569	557,384
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/15/40	$862	$844,787
4.50%, 08/20/40	1,036	1,016,129
4.50%, 09/15/40	977	956,800
4.50%, 10/20/40	2,503	2,455,174
4.50%, 06/20/41	2,226	2,189,593
4.50%, 07/20/41	11,468	11,281,383
4.50%, 09/20/41	1,529	1,503,728
4.50%, 12/20/41	314	308,450
4.50%, 11/20/45	2,644	2,570,208
4.50%, 02/15/46	3	2,867
4.50%, 08/20/46	3,258	3,172,556
4.50%, 09/20/46	514	502,612
4.50%, 10/20/46	2,374	2,312,435
4.50%, 11/20/46	906	882,359
4.50%, 12/20/46	379	369,282
4.50%, 02/20/47	389	378,236
4.50%, 04/20/47	451	436,413
4.50%, 05/20/47	440	426,437
4.50%, 06/20/47	1,006	974,393
4.50%, 07/20/47	2,231	2,160,590
4.50%, 10/20/47	705	683,143
4.50%, 04/20/48	1,695	1,633,489
4.50%, 05/20/48	4,296	4,140,830
4.50%, 06/20/48	4,682	4,506,509
4.50%, 07/20/48	6,111	5,881,421
4.50%, 08/20/48	9,774	9,406,723
4.50%, 09/20/48	490	471,393
4.50%, 10/20/48	508	488,698
4.50%, 11/20/48	141	135,326
4.50%, 12/20/48	5,190	4,995,521
4.50%, 01/20/49	138	132,465
4.50%, 02/20/49	1,559	1,499,880
4.50%, 03/20/49	2,098	2,018,793
4.50%, 05/20/49	485	466,071
4.50%, 06/20/49	6,664	6,414,169
4.50%, 07/20/49	4,973	4,786,294
4.50%, 08/20/49	1,977	1,903,120
4.50%, 07/20/52	4,083	3,886,499
4.50%, 08/20/52	90,612	86,183,908
4.50%, 04/20/53	68,145	64,614,685
4.50%, 05/20/53	34,870	33,063,612
4.50%, 06/20/53	57,117	54,158,372
4.50%, 04/20/54	30,053	28,425,277
4.50%, 06/15/54(i)	87,511	82,549,076
4.50%, 10/20/54	96,756	91,380,210
4.50%, 11/20/54	43,647	41,222,078
5.00%, 12/15/36	310	313,907
5.00%, 01/15/39	1,015	1,029,079
5.00%, 07/15/39	1,752	1,775,279
5.00%, 05/15/40	671	677,663
5.00%, 07/20/40	3,433	3,458,428
5.00%, 08/20/40	1,304	1,313,421
5.00%, 05/15/47	1,001	987,309
5.00%, 06/15/47	152	150,339
5.00%, 11/15/47	344	339,399
5.00%, 12/15/47	249	245,731
5.00%, 01/15/48	326	321,049
5.00%, 02/15/48	468	462,488
5.00%, 03/20/48	906	900,718
5.00%, 04/20/48	3,177	3,156,561
5.00%, 05/20/48	3,402	3,355,105

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 10/20/48	$70	$68,466
5.00%, 11/20/48	1,214	1,195,636
5.00%, 12/20/48	2,257	2,222,863
5.00%, 01/20/49	3,792	3,734,016
5.00%, 04/20/49	8,803	8,668,349
5.00%, 05/20/49	1,031	1,017,142
5.00%, 06/20/49	7,928	7,819,419
5.00%, 07/20/52	4,174	4,064,556
5.00%, 09/20/52	5,267	5,128,652
5.00%, 11/20/52	4,514	4,396,067
5.00%, 12/20/52	36,471	35,514,987
5.00%, 01/20/53	38,386	37,380,401
5.00%, 02/20/53	6,890	6,717,080
5.00%, 04/20/53	28,175	27,451,592
5.00%, 05/20/53	71,793	69,949,802
5.00%, 06/20/53	7,754	7,554,508
5.00%, 07/20/53	82,544	80,424,023
5.00%, 05/20/54	556	539,678
5.00%, 06/15/54(i)	67,855	65,819,015
5.00%, 09/20/54	32,209	31,271,070
5.00%, 10/20/54	52,089	50,548,628
5.00%, 11/20/54	112,721	109,386,928
5.00%, 12/20/54	190,235	184,608,726
5.50%, 03/15/36	477	491,271
5.50%, 06/20/38	552	568,956
5.50%, 03/20/39	808	833,750
5.50%, 12/15/39	196	203,454
5.50%, 01/15/40	1,929	1,997,496
5.50%, 04/20/48	190	193,583
5.50%, 12/20/52	64,622	64,549,884
5.50%, 01/20/53	20,184	20,145,631
5.50%, 03/20/53	33,890	33,791,689
5.50%, 04/20/53	99,841	99,668,746
5.50%, 05/20/53	9,301	9,281,961
5.50%, 06/20/53	19,999	19,962,243
5.50%, 07/20/53	19,613	19,597,982
5.50%, 09/20/53	129,517	129,284,500
5.50%, 10/20/53	41,512	41,390,951
5.50%, 04/20/54	27,593	27,458,801
5.50%, 05/20/54	1,874	1,864,543
5.50%, 06/15/54(i)	92,499	91,830,549
5.50%, 07/20/54	7,512	7,475,233
5.50%, 08/20/54	89,977	89,415,812
5.50%, 10/20/54	25,572	25,412,945
5.50%, 11/20/54	67,539	67,117,680
5.50%, 12/20/54	36,753	36,523,749
5.50%, 02/20/55	50,544	50,207,668
6.00%, 03/15/37	1,524	1,602,120
6.00%, 09/20/38	614	643,569
6.00%, 11/15/39	263	278,273
6.00%, 02/20/53	8,769	8,903,554
6.00%, 09/20/53	21,734	22,066,179
6.00%, 10/20/53	33,152	33,658,368
6.00%, 06/15/54(i)	94,300	95,198,989
6.00%, 06/20/54	48,524	49,171,735
6.00%, 07/20/54	79,968	80,915,468
6.00%, 08/20/54	174,471	176,537,428
6.00%, 09/20/54	157,610	159,285,066
6.00%, 01/20/55	64,545	65,248,840
6.00%, 04/20/55	62,514	63,211,497
6.50%, 10/20/38	913	973,960
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/20/53	$11,872	$12,144,717
6.50%, 05/20/53	10,393	10,631,593
6.50%, 06/15/54(i)	121,229	123,780,191
6.50%, 06/20/54	19,330	19,779,746
6.50%, 07/20/54	63,155	64,510,146
6.50%, 08/20/54	22,233	22,693,419
6.50%, 11/20/54	5,967	6,094,872
6.50%, 01/20/55	57,994	59,237,652
6.50%, 02/20/55	148,259	151,439,445
6.50%, 03/20/55	38,042	38,986,683
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	14,660	12,927,800
1.50%, 04/01/36	261	229,699
1.50%, 07/01/36	2,672	2,351,497
1.50%, 10/01/36	10,760	9,470,996
1.50%, 01/01/37	1,371	1,206,279
1.50%, 02/01/37	130,304	114,576,090
1.50%, 03/01/37	133,703	117,309,159
1.50%, 04/01/37	20,593	18,067,564
1.50%, 05/01/37	5,803	5,091,490
1.50%, 08/01/37	10,661	9,373,972
1.50%, 11/01/37	44,817	39,321,809
1.50%, 06/15/39(i)	123,138	107,922,749
1.50%, 11/01/50	81,117	59,985,564
1.50%, 01/01/51	22,704	16,786,876
1.50%, 04/01/51	8,228	6,087,276
1.50%, 05/01/51	91,999	68,053,495
1.50%, 07/01/51	126,326	93,440,476
1.50%, 11/01/51	82,376	60,896,742
1.50%, 04/01/52	8,511	6,293,530
1.50%, 06/15/54(i)	64,650	47,615,309
2.00%, 10/01/35	24,153	22,049,644
2.00%, 11/01/35	11,140	10,206,177
2.00%, 12/01/35	54,754	49,803,663
2.00%, 01/01/36	3,898	3,541,603
2.00%, 02/01/36	274,503	250,101,686
2.00%, 03/01/36	56,094	50,944,377
2.00%, 04/01/36	386	352,014
2.00%, 05/01/36	61,826	56,182,919
2.00%, 06/01/36	33,679	30,531,633
2.00%, 07/01/36	13,371	12,109,179
2.00%, 08/01/36	20,849	18,879,669
2.00%, 09/01/36	17,338	15,676,453
2.00%, 10/01/36	29,450	26,631,672
2.00%, 11/01/36	40,175	36,384,349
2.00%, 12/01/36	71,020	64,273,264
2.00%, 01/01/37	103,150	93,376,136
2.00%, 02/01/37	61,468	55,635,391
2.00%, 03/01/37	28,578	25,825,661
2.00%, 04/01/37	125,807	113,617,696
2.00%, 05/01/37	52,745	47,623,317
2.00%, 06/01/37	106,440	96,232,529
2.00%, 08/01/37	15,729	14,229,237
2.00%, 10/01/37	8,149	7,357,569
2.00%, 06/15/39(i)	158,264	142,887,494
2.00%, 05/01/50	27,625	21,718,742
2.00%, 06/01/50	61,533	48,360,449
2.00%, 07/01/50	53,251	41,837,421
2.00%, 09/01/50	58,633	46,160,210
2.00%, 10/01/50	142,679	112,167,778
2.00%, 11/01/50	2,272	1,782,137

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 12/01/50	$207,813	$164,249,233
2.00%, 01/01/51	89,154	70,625,981
2.00%, 02/01/51	411,624	322,478,136
2.00%, 03/01/51	438,424	343,916,132
2.00%, 04/01/51	507,714	398,414,376
2.00%, 05/01/51	102,865	80,868,884
2.00%, 06/01/51	259,823	204,103,989
2.00%, 07/01/51	273,313	214,357,749
2.00%, 08/01/51	150,021	117,080,176
2.00%, 09/01/51	46,294	36,100,723
2.00%, 10/01/51	622,466	486,792,420
2.00%, 11/01/51	484,006	378,573,383
2.00%, 12/01/51	408,714	319,260,734
2.00%, 01/01/52	218,425	170,677,301
2.00%, 02/01/52	521,550	406,428,337
2.00%, 03/01/52	445,352	346,787,537
2.00%, 04/01/52	78,983	61,516,307
2.00%, 05/01/52	51,117	39,892,903
2.00%, 06/01/52	72,262	56,306,096
2.00%, 07/01/52	9,162	7,152,697
2.00%, 08/01/52	7,704	5,994,077
2.00%, 10/01/52	71,237	55,628,483
2.00%, 12/01/53	22,370	17,405,406
2.00%, 06/15/54(i)	68,681	53,352,806
2.50%, 05/01/27	325	318,823
2.50%, 10/01/27	398	389,488
2.50%, 01/01/28	55	54,174
2.50%, 03/01/28	83	80,941
2.50%, 06/01/28	15	14,496
2.50%, 09/01/28	42	40,858
2.50%, 12/01/28	19	18,648
2.50%, 09/01/29	35	34,081
2.50%, 12/01/29	699	683,093
2.50%, 02/01/30	641	618,295
2.50%, 03/01/30	2,299	2,217,714
2.50%, 04/01/30	130	125,820
2.50%, 06/01/30	355	342,050
2.50%, 07/01/30	704	678,229
2.50%, 08/01/30	2,011	1,934,215
2.50%, 09/01/30	740	713,082
2.50%, 12/01/30	1,435	1,377,879
2.50%, 01/01/31	997	959,403
2.50%, 04/01/31	538	516,246
2.50%, 05/01/31	16	15,635
2.50%, 09/01/31	2,966	2,832,787
2.50%, 10/01/31	25,819	24,775,152
2.50%, 12/01/31	5,112	4,885,246
2.50%, 01/01/32	10,050	9,602,928
2.50%, 02/01/32	11,574	11,071,456
2.50%, 03/01/32	4,749	4,530,294
2.50%, 04/01/32	27,394	26,209,464
2.50%, 05/01/32	18,126	17,330,447
2.50%, 06/01/32	491	470,556
2.50%, 07/01/32	7,445	7,133,248
2.50%, 09/01/32	2,930	2,806,038
2.50%, 10/01/32	560	531,738
2.50%, 11/01/32	570	537,740
2.50%, 12/01/32	5,518	5,230,897
2.50%, 01/01/33	14,296	13,769,138
2.50%, 03/01/33	87	82,299
2.50%, 07/01/33	88	82,719
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 08/01/34	$330	$315,172
2.50%, 10/01/34	105	98,795
2.50%, 11/01/34	17,266	16,102,270
2.50%, 07/01/35	9,847	9,174,842
2.50%, 09/01/35	18,915	17,574,838
2.50%, 10/01/35	60,497	56,262,589
2.50%, 03/01/36	17,829	16,562,947
2.50%, 04/01/36	1,177	1,091,278
2.50%, 05/01/36	15,486	14,355,627
2.50%, 07/01/36	26,315	24,364,205
2.50%, 08/01/36	30,771	28,449,922
2.50%, 10/01/36	1,027	953,983
2.50%, 02/01/37	3,440	3,185,216
2.50%, 03/01/37	11,640	10,745,094
2.50%, 04/01/37	41,204	38,060,754
2.50%, 05/01/37	54,460	50,261,360
2.50%, 06/01/37	26,787	24,743,656
2.50%, 06/15/39(i)	190,652	175,981,202
2.50%, 05/01/43	184	160,119
2.50%, 02/01/47	652	549,416
2.50%, 04/01/47	8,121	6,842,789
2.50%, 12/01/47	157	132,177
2.50%, 05/01/50	81,088	66,779,654
2.50%, 07/01/50	37,762	31,498,444
2.50%, 08/01/50	54,563	45,396,047
2.50%, 09/01/50	133,113	110,314,513
2.50%, 10/01/50	161,229	133,273,950
2.50%, 11/01/50	188,005	155,310,362
2.50%, 12/01/50	72,243	59,191,927
2.50%, 01/01/51	135,284	110,912,177
2.50%, 02/01/51	51,884	42,681,770
2.50%, 03/01/51	66,172	54,123,383
2.50%, 04/01/51	49,510	40,590,146
2.50%, 05/01/51	45,813	37,698,414
2.50%, 06/01/51	6,389	5,239,803
2.50%, 07/01/51	267,510	219,563,432
2.50%, 08/01/51	280,281	230,684,213
2.50%, 09/01/51	129,935	106,804,785
2.50%, 10/01/51	207,559	170,631,491
2.50%, 11/01/51	87,141	71,767,512
2.50%, 12/01/51	385,801	317,571,107
2.50%, 01/01/52	430,919	352,917,415
2.50%, 02/01/52	337,849	276,918,229
2.50%, 03/01/52	145,619	119,241,646
2.50%, 04/01/52	275,630	225,619,357
2.50%, 05/01/52	104,854	85,678,684
2.50%, 06/01/52	12,218	9,982,513
2.50%, 07/01/52	159,496	130,351,163
2.50%, 08/01/52	10,384	8,484,421
2.50%, 04/01/53	128,568	105,046,330
2.50%, 01/01/54	29,259	23,978,196
2.50%, 06/15/54(i)	130,001	105,863,247
3.00%, 11/01/25	7	6,907
3.00%, 10/01/26	15	14,670
3.00%, 01/01/27	416	409,847
3.00%, 02/01/27	5	4,557
3.00%, 10/01/27	852	837,906
3.00%, 11/01/27	466	458,173
3.00%, 12/01/27	30	30,006
3.00%, 03/01/29	72	70,558
3.00%, 07/01/29	107	104,617

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/29	$58	$56,294
3.00%, 10/01/29	17	16,546
3.00%, 01/01/30	42	41,066
3.00%, 03/01/30	15,531	15,230,074
3.00%, 04/01/30	2,007	1,954,029
3.00%, 06/01/30	280	274,022
3.00%, 07/01/30	1,655	1,609,185
3.00%, 08/01/30	5,997	5,829,619
3.00%, 09/01/30	7,875	7,657,543
3.00%, 10/01/30	3,469	3,369,877
3.00%, 11/01/30	868	842,837
3.00%, 12/01/30	2,483	2,409,861
3.00%, 01/01/31	7,926	7,720,465
3.00%, 02/01/31	5,688	5,529,819
3.00%, 03/01/31	3,906	3,791,318
3.00%, 04/01/31	614	596,348
3.00%, 05/01/31	180	174,896
3.00%, 06/01/31	3,513	3,405,258
3.00%, 07/01/31	1,007	973,803
3.00%, 09/01/31	3,334	3,232,728
3.00%, 10/01/31	655	633,918
3.00%, 12/01/31	4,715	4,614,726
3.00%, 01/01/32	5,894	5,704,555
3.00%, 02/01/32	10,964	10,623,633
3.00%, 03/01/32	1,580	1,524,615
3.00%, 04/01/32	111	107,200
3.00%, 05/01/32	2,468	2,372,519
3.00%, 06/01/32	3,547	3,440,035
3.00%, 08/01/32	2,196	2,118,758
3.00%, 09/01/32	607	588,422
3.00%, 11/01/32	3,714	3,580,980
3.00%, 12/01/32	7,405	7,129,647
3.00%, 02/01/33	3,966	3,821,080
3.00%, 05/01/33	370	352,855
3.00%, 09/01/33	275	264,062
3.00%, 10/01/33	3,575	3,424,979
3.00%, 07/01/34	2,763	2,635,031
3.00%, 08/01/34	329	312,294
3.00%, 09/01/34	4,192	3,998,628
3.00%, 11/01/34	2,884	2,746,592
3.00%, 12/01/34	10,513	9,987,360
3.00%, 03/01/35	2,775	2,642,473
3.00%, 04/01/35	17,368	16,536,066
3.00%, 06/01/35	384	365,350
3.00%, 07/01/35	2,247	2,138,927
3.00%, 09/01/35	11,066	10,730,444
3.00%, 10/01/35	7,194	6,848,518
3.00%, 12/01/35	4,403	4,227,944
3.00%, 02/01/37	5,406	5,106,491
3.00%, 04/01/37	9,270	8,739,691
3.00%, 06/01/37	1,639	1,566,131
3.00%, 07/01/37	13,772	13,028,151
3.00%, 09/01/37	2,224	2,100,516
3.00%, 07/01/38	17,795	16,777,260
3.00%, 11/01/38	58,695	55,338,317
3.00%, 08/01/42	196	176,130
3.00%, 09/01/42	67	59,952
3.00%, 10/01/42	2,837	2,550,960
3.00%, 11/01/42	2,174	1,954,448
3.00%, 12/01/42	11,803	10,611,057
3.00%, 01/01/43	5,570	5,007,753
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/43	$201	$180,791
3.00%, 03/01/43	8,540	7,637,397
3.00%, 04/01/43	9,160	8,190,486
3.00%, 05/01/43	3,371	3,014,911
3.00%, 06/01/43	1,853	1,656,678
3.00%, 07/01/43	1,307	1,170,550
3.00%, 08/01/43	2,253	2,014,554
3.00%, 09/01/43	5,483	4,903,267
3.00%, 01/01/44	7,522	6,726,080
3.00%, 10/01/44	23,707	21,198,844
3.00%, 12/01/44	6	5,225
3.00%, 01/01/45	2,396	2,143,170
3.00%, 02/01/45	231	204,210
3.00%, 03/01/45	10,195	9,116,672
3.00%, 04/01/45	84	73,721
3.00%, 05/01/45	9,892	8,766,978
3.00%, 06/01/45	51	45,255
3.00%, 08/01/45	110	96,319
3.00%, 09/01/45	769	675,255
3.00%, 11/01/45	1,700	1,493,977
3.00%, 12/01/45	186	162,920
3.00%, 01/01/46	444	389,093
3.00%, 04/01/46	2,604	2,288,787
3.00%, 06/01/46	51	44,563
3.00%, 07/01/46	64,075	56,308,978
3.00%, 08/01/46	11,102	9,728,449
3.00%, 10/01/46	3,402	2,981,267
3.00%, 11/01/46	42,607	37,369,657
3.00%, 12/01/46	95,660	83,738,556
3.00%, 01/01/47	35,538	31,173,029
3.00%, 02/01/47	58,687	51,349,057
3.00%, 03/01/47	31,830	27,851,346
3.00%, 05/01/47	1,207	1,053,990
3.00%, 07/01/47	14,542	12,723,049
3.00%, 08/01/47	4,507	3,943,371
3.00%, 12/01/47	23,027	20,154,969
3.00%, 03/01/48	3,696	3,226,373
3.00%, 04/01/48	108	92,618
3.00%, 09/01/48	356	311,257
3.00%, 11/01/48	40,727	35,590,732
3.00%, 02/01/49	18,683	16,418,565
3.00%, 09/01/49	8,510	7,392,762
3.00%, 11/01/49	13,673	11,835,647
3.00%, 12/01/49	26,430	22,855,865
3.00%, 02/01/50	6,957	5,951,294
3.00%, 03/01/50	17,154	14,837,573
3.00%, 04/01/50	14,611	12,618,914
3.00%, 06/01/50	47,365	40,832,765
3.00%, 07/01/50	47,299	40,753,869
3.00%, 08/01/50	43,960	38,150,411
3.00%, 09/01/50	9,013	7,760,327
3.00%, 10/01/50	125,612	107,473,737
3.00%, 11/01/50	17,006	14,644,511
3.00%, 12/01/50	7,832	6,740,752
3.00%, 01/01/51	24,708	21,354,591
3.00%, 03/01/51	3,753	3,227,080
3.00%, 05/01/51	59,922	52,036,640
3.00%, 06/01/51	70,059	60,226,776
3.00%, 07/01/51	39,370	33,887,988
3.00%, 08/01/51	55,331	47,362,373
3.00%, 10/01/51	7,698	6,555,962

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/51	$16,215	$13,887,566
3.00%, 12/01/51	22,529	19,418,551
3.00%, 01/01/52	71,497	61,285,835
3.00%, 02/01/52	85,275	73,503,783
3.00%, 03/01/52	123,785	105,973,199
3.00%, 04/01/52	171,944	147,633,654
3.00%, 05/01/52	97,496	83,326,695
3.00%, 07/01/52	203,772	173,668,157
3.00%, 08/01/52	26,508	22,783,401
3.00%, 10/01/53	27,057	23,051,188
3.00%, 06/15/54(i)	81,847	69,630,857
3.50%, 10/01/25	8	8,273
3.50%, 01/01/27	62	61,613
3.50%, 11/01/28	52	51,426
3.50%, 01/01/29	104	102,291
3.50%, 11/01/29	48	46,975
3.50%, 12/01/29	451	444,159
3.50%, 07/01/30	2,655	2,611,684
3.50%, 10/01/30	702	690,805
3.50%, 11/01/30	184	179,926
3.50%, 03/01/31	1,364	1,337,110
3.50%, 06/01/31	3,687	3,621,976
3.50%, 01/01/32	5,151	5,041,824
3.50%, 02/01/32	660	645,042
3.50%, 05/01/32	2,632	2,568,777
3.50%, 06/01/32	2,462	2,402,764
3.50%, 07/01/32	961	935,276
3.50%, 08/01/32	602	587,742
3.50%, 09/01/32	1,274	1,246,908
3.50%, 10/01/32	555	541,132
3.50%, 11/01/32	703	686,839
3.50%, 12/01/32	84	82,240
3.50%, 02/01/33	417	405,096
3.50%, 03/01/33	3,029	2,955,301
3.50%, 04/01/33	3,632	3,543,945
3.50%, 05/01/33	2,714	2,639,451
3.50%, 06/01/33	3,225	3,132,245
3.50%, 10/01/33	443	430,099
3.50%, 01/01/34	834	807,556
3.50%, 02/01/34	15,644	15,212,363
3.50%, 03/01/34	454	439,257
3.50%, 04/01/34	1,175	1,143,792
3.50%, 05/01/34	1,455	1,405,793
3.50%, 07/01/34	1,829	1,802,108
3.50%, 08/01/34	3,944	3,810,457
3.50%, 01/01/35	2,773	2,679,109
3.50%, 05/01/35	216	210,475
3.50%, 09/01/37	22,742	21,780,870
3.50%, 07/01/38	30,988	29,678,912
3.50%, 08/01/38	772	731,610
3.50%, 09/01/38	1,332	1,262,485
3.50%, 11/01/38	19,469	18,646,976
3.50%, 06/15/39(i)	4,165	3,977,360
3.50%, 11/01/40	204	188,578
3.50%, 02/01/41	219	202,941
3.50%, 02/01/42	6,376	5,897,894
3.50%, 03/01/42	48	44,461
3.50%, 04/01/42	23	21,387
3.50%, 05/01/42	2,181	2,017,873
3.50%, 08/01/42	367	339,644
3.50%, 09/01/42	12,940	11,970,333
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/42	$8,047	$7,443,260
3.50%, 12/01/42	2,812	2,601,228
3.50%, 01/01/43	78	72,382
3.50%, 02/01/43	419	387,336
3.50%, 04/01/43	74	68,100
3.50%, 05/01/43	104	95,716
3.50%, 06/01/43	2,908	2,687,925
3.50%, 08/01/43	58	53,299
3.50%, 10/01/43	3,188	2,949,008
3.50%, 09/01/44	181	165,708
3.50%, 10/01/44	3,762	3,476,886
3.50%, 01/01/45	90	82,501
3.50%, 02/01/45	4,560	4,214,847
3.50%, 03/01/45	17,406	15,848,101
3.50%, 05/01/45	19,734	18,019,505
3.50%, 06/01/45	76	68,805
3.50%, 07/01/45	8,123	7,416,859
3.50%, 08/01/45	3,134	2,861,816
3.50%, 10/01/45	1,622	1,499,738
3.50%, 11/01/45	231	209,568
3.50%, 12/01/45	30,369	27,672,855
3.50%, 01/01/46	13,124	12,042,142
3.50%, 02/01/46	13,917	12,669,307
3.50%, 03/01/46	16,840	15,384,868
3.50%, 04/01/46	2,326	2,095,065
3.50%, 05/01/46	13,950	12,670,049
3.50%, 06/01/46	2,692	2,431,443
3.50%, 07/01/46	22,443	20,385,366
3.50%, 08/01/46	7,232	6,547,138
3.50%, 09/01/46	5,732	5,148,071
3.50%, 10/01/46	8,314	7,542,616
3.50%, 11/01/46	11,614	10,552,346
3.50%, 12/01/46	50,003	45,538,951
3.50%, 01/01/47	26,096	23,742,847
3.50%, 02/01/47	11,172	10,160,778
3.50%, 04/01/47	10,331	9,369,128
3.50%, 05/01/47	11,785	10,693,063
3.50%, 06/01/47	3,764	3,425,124
3.50%, 07/01/47	57,598	52,096,908
3.50%, 08/01/47	7,203	6,527,233
3.50%, 09/01/47	3,061	2,764,831
3.50%, 10/01/47	10,022	9,100,281
3.50%, 11/01/47	8,192	7,465,271
3.50%, 12/01/47	14,095	12,730,721
3.50%, 01/01/48	30,880	27,935,128
3.50%, 02/01/48	65,222	58,992,479
3.50%, 03/01/48	2,083	1,877,959
3.50%, 04/01/48	9,449	8,549,264
3.50%, 05/01/48	25,805	23,278,926
3.50%, 06/01/48	2,800	2,523,508
3.50%, 07/01/48	2,185	1,978,656
3.50%, 11/01/48	38,069	34,335,750
3.50%, 02/01/49	86	76,943
3.50%, 03/01/49	1,242	1,116,674
3.50%, 04/01/49	1,823	1,639,952
3.50%, 05/01/49	1,435	1,278,367
3.50%, 06/01/49	71,022	64,148,236
3.50%, 07/01/49	10,911	9,790,099
3.50%, 09/01/49	15,503	13,908,675
3.50%, 04/01/50	39,794	35,849,424
3.50%, 05/01/50	15,657	14,046,065

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/50	$4,509	$4,042,700
3.50%, 07/01/50	19,989	17,850,635
3.50%, 02/01/51	25,231	22,638,907
3.50%, 05/01/51	6,341	5,691,978
3.50%, 07/01/51	3,344	2,986,048
3.50%, 09/01/51	1,163	1,042,380
3.50%, 01/01/52	3,558	3,189,739
3.50%, 04/01/52	154,980	138,916,390
3.50%, 05/01/52	138,369	123,123,860
3.50%, 06/01/52	63,722	56,959,847
3.50%, 07/01/52	38,567	34,484,132
3.50%, 08/01/52	3,928	3,513,955
3.50%, 09/01/52	61,405	54,476,276
3.50%, 04/01/53	8,297	7,425,250
3.50%, 05/01/53	49,501	43,981,827
3.50%, 06/15/54(i)	94,436	83,696,005
4.00%, 10/01/25	19	19,103
4.00%, 03/01/26	27	26,758
4.00%, 06/01/26	61	60,393
4.00%, 09/01/26	24	23,644
4.00%, 12/01/30	668	661,273
4.00%, 01/01/31	234	231,585
4.00%, 02/01/31	173	171,530
4.00%, 10/01/31	789	780,283
4.00%, 02/01/32	1,081	1,068,619
4.00%, 07/01/32	651	646,351
4.00%, 05/01/33	3,170	3,123,438
4.00%, 06/01/33	1,460	1,436,640
4.00%, 12/01/33	677	673,249
4.00%, 07/01/37	3,961	3,851,143
4.00%, 08/01/37	4,088	3,974,870
4.00%, 09/01/37	5,498	5,345,961
4.00%, 11/01/37	7,905	7,686,568
4.00%, 02/01/38	4,153	4,037,954
4.00%, 04/01/38	3,490	3,390,097
4.00%, 05/01/38	6,519	6,333,151
4.00%, 06/01/38	5,432	5,272,423
4.00%, 07/01/38	13,411	13,029,171
4.00%, 11/01/38	2,317	2,251,444
4.00%, 06/15/39(i)	21,865	21,162,759
4.00%, 11/01/39	49,357	47,797,535
4.00%, 12/01/39	83,662	81,018,093
4.00%, 12/01/40	17	16,654
4.00%, 12/01/41	924	890,837
4.00%, 03/01/42	1,945	1,856,196
4.00%, 06/01/42	1,566	1,509,459
4.00%, 07/01/42	54	51,492
4.00%, 09/01/43	95	90,255
4.00%, 10/01/43	66	62,305
4.00%, 04/01/44	32	29,967
4.00%, 05/01/44	2,150	2,032,080
4.00%, 06/01/44	3,440	3,314,602
4.00%, 10/01/44	972	922,961
4.00%, 12/01/44	7,361	6,958,265
4.00%, 01/01/45	10,258	9,764,392
4.00%, 02/01/45	31,476	29,974,791
4.00%, 03/01/45	4,917	4,636,285
4.00%, 05/01/45	9,019	8,475,176
4.00%, 06/01/45	4,915	4,662,945
4.00%, 07/01/45	397	373,002
4.00%, 08/01/45	331	311,258
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/45	$694	$651,548
4.00%, 11/01/45	120	112,528
4.00%, 12/01/45	726	681,880
4.00%, 01/01/46	634	596,042
4.00%, 02/01/46	1,143	1,070,759
4.00%, 03/01/46	1,415	1,326,709
4.00%, 04/01/46	1,922	1,800,182
4.00%, 05/01/46	2,444	2,288,991
4.00%, 06/01/46	15,595	14,741,027
4.00%, 07/01/46	18,738	17,583,142
4.00%, 08/01/46	3,280	3,072,908
4.00%, 09/01/46	130	121,854
4.00%, 10/01/46	3,435	3,257,305
4.00%, 11/01/46	1,103	1,037,468
4.00%, 02/01/47	2,554	2,399,089
4.00%, 03/01/47	1,969	1,834,633
4.00%, 04/01/47	5,325	4,974,700
4.00%, 05/01/47	4,940	4,619,255
4.00%, 06/01/47	9,554	8,947,525
4.00%, 07/01/47	15,040	14,051,123
4.00%, 08/01/47	12,636	11,819,475
4.00%, 09/01/47	12,949	12,103,258
4.00%, 10/01/47	11,349	10,629,839
4.00%, 11/01/47	5,825	5,438,290
4.00%, 12/01/47	8,825	8,239,777
4.00%, 01/01/48	1,759	1,643,223
4.00%, 02/01/48	18,698	17,454,294
4.00%, 04/01/48	19,427	18,100,490
4.00%, 05/01/48	1,582	1,473,495
4.00%, 07/01/48	2,403	2,238,814
4.00%, 09/01/48	9,714	9,050,713
4.00%, 10/01/48	6,906	6,449,912
4.00%, 11/01/48	20,676	19,264,506
4.00%, 01/01/49	2,624	2,448,798
4.00%, 02/01/49	2,827	2,628,971
4.00%, 03/01/49	32,984	30,723,142
4.00%, 04/01/49	9,465	8,836,555
4.00%, 05/01/49	7,230	6,751,162
4.00%, 06/01/49	27,998	26,121,400
4.00%, 07/01/49	49,842	46,456,674
4.00%, 08/01/49	821	767,507
4.00%, 10/01/49	1,524	1,414,664
4.00%, 11/01/49	37,577	34,733,522
4.00%, 12/01/49	3,052	2,834,767
4.00%, 01/01/50	17,099	15,930,818
4.00%, 02/01/50	504	468,212
4.00%, 05/01/50	8,868	8,237,513
4.00%, 11/01/50	3,838	3,564,844
4.00%, 03/01/51	6,954	6,459,255
4.00%, 05/01/51	17,825	16,606,909
4.00%, 08/01/51	1,201	1,116,027
4.00%, 10/01/51	3,422	3,178,856
4.00%, 11/01/51	8,316	7,725,090
4.00%, 04/01/52	14,490	13,329,217
4.00%, 05/01/52	34,952	32,212,347
4.00%, 06/01/52	43,883	40,354,763
4.00%, 06/13/52(i)	203,115	186,067,345
4.00%, 07/01/52	125,715	115,822,594
4.00%, 08/01/52	181,355	166,703,156
4.00%, 09/01/52	19,086	17,536,038
4.00%, 10/01/52	28,881	26,749,470

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/52	$3,978	$3,659,203
4.00%, 12/01/52	54,391	49,970,760
4.00%, 02/01/53	27,234	25,307,222
4.00%, 03/01/53	5,016	4,604,531
4.00%, 04/01/53	3,869	3,572,980
4.00%, 07/01/53	5,940	5,460,054
4.50%, 06/01/25	3	3,049
4.50%, 08/01/31	703	703,268
4.50%, 08/01/34	230	229,482
4.50%, 06/15/39(i)	4,200	4,136,706
4.50%, 09/01/40	2,277	2,248,089
4.50%, 12/01/40	1,219	1,203,776
4.50%, 01/01/41	2,606	2,572,198
4.50%, 05/01/41	1,560	1,537,095
4.50%, 06/01/41	9,048	9,015,773
4.50%, 08/01/41	3,486	3,428,120
4.50%, 09/01/41	1,114	1,095,404
4.50%, 01/01/42	1,188	1,168,338
4.50%, 09/01/42	1,084	1,063,702
4.50%, 08/01/43	1,977	1,940,222
4.50%, 12/01/43	61	59,439
4.50%, 03/01/44	11	11,023
4.50%, 04/01/44	3,151	3,069,143
4.50%, 06/01/44	609	599,087
4.50%, 12/01/44	233	226,811
4.50%, 02/01/45	1,267	1,233,977
4.50%, 08/01/45	1,769	1,722,139
4.50%, 10/01/45	309	301,406
4.50%, 11/01/45	176	170,985
4.50%, 12/01/45	553	536,154
4.50%, 01/01/46	70	67,858
4.50%, 02/01/46	6,368	6,286,571
4.50%, 03/01/46	1,086	1,070,743
4.50%, 04/01/46	221	213,473
4.50%, 05/01/46	73	70,638
4.50%, 06/01/46	4	3,676
4.50%, 07/01/46	26	25,065
4.50%, 08/01/46	1,621	1,578,369
4.50%, 09/01/46	615	594,680
4.50%, 10/01/46	743	716,965
4.50%, 01/01/47	346	333,582
4.50%, 02/01/47	122	117,661
4.50%, 03/01/47	1,429	1,375,209
4.50%, 04/01/47	4,373	4,211,232
4.50%, 06/01/47	2,443	2,349,521
4.50%, 07/01/47	15	14,421
4.50%, 08/01/47	190	181,820
4.50%, 10/01/47	5,778	5,565,728
4.50%, 01/01/48	8,338	7,996,417
4.50%, 02/01/48	840	807,886
4.50%, 03/01/48	4,514	4,333,079
4.50%, 04/01/48	5,852	5,620,217
4.50%, 05/01/48	883	860,487
4.50%, 06/01/48	2,840	2,734,071
4.50%, 07/01/48	1,794	1,721,932
4.50%, 08/01/48	8,106	7,800,200
4.50%, 09/01/48	249	237,863
4.50%, 10/01/48	10,406	9,990,481
4.50%, 11/01/48	3,890	3,733,178
4.50%, 12/01/48	14,644	14,074,167
4.50%, 01/01/49	4,841	4,645,418
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/49	$9,265	$8,892,705
4.50%, 03/01/49	593	569,976
4.50%, 04/01/49	10,644	10,242,706
4.50%, 05/01/49	8,810	8,439,753
4.50%, 07/01/49	775	740,832
4.50%, 08/01/49	142	135,529
4.50%, 05/01/50	2,289	2,201,626
4.50%, 09/01/50	31,753	30,473,390
4.50%, 05/01/52	8,669	8,300,319
4.50%, 06/01/52	72,096	68,334,074
4.50%, 07/01/52	6,586	6,237,404
4.50%, 08/01/52	25,467	24,178,386
4.50%, 09/01/52	64,041	60,778,707
4.50%, 10/01/52	91,076	86,618,796
4.50%, 11/01/52	37,122	35,117,435
4.50%, 12/01/52	151,386	143,874,504
4.50%, 02/01/53	24,595	23,276,829
4.50%, 04/01/53	27,313	25,862,833
4.50%, 05/01/53	10,241	9,687,875
4.50%, 07/01/53	5,188	4,930,425
4.50%, 08/01/53	21,918	20,760,932
4.50%, 11/01/53	22,768	21,505,248
4.50%, 03/01/54	3,853	3,639,510
4.50%, 04/01/54	32,047	30,235,207
4.50%, 06/15/54(i)	118,295	111,558,378
4.50%, 11/01/54	40,004	37,742,333
4.50%, 12/01/54	34,517	32,593,381
5.00%, 09/01/33	63	63,692
5.00%, 11/01/33	1,829	1,846,787
5.00%, 06/01/35	94	94,500
5.00%, 10/01/35	37	37,679
5.00%, 12/01/36	28	27,927
5.00%, 05/01/39	18	18,143
5.00%, 06/01/39	377	380,959
5.00%, 06/15/39(i)	975	975,416
5.00%, 12/01/39	65	65,201
5.00%, 01/01/40	1	1,472
5.00%, 03/01/40	1,037	1,042,147
5.00%, 04/01/40	167	167,599
5.00%, 05/01/40	11	10,991
5.00%, 06/01/40	88	88,623
5.00%, 07/01/40	713	716,605
5.00%, 08/01/40	875	881,289
5.00%, 09/01/40	7	6,902
5.00%, 10/01/40	31	31,175
5.00%, 04/01/41	456	458,232
5.00%, 05/01/41	1,741	1,748,727
5.00%, 06/01/41	483	484,055
5.00%, 08/01/41	889	893,019
5.00%, 10/01/41	2,195	2,204,242
5.00%, 01/01/42	11,574	11,625,823
5.00%, 05/01/42	4,190	4,209,097
5.00%, 09/01/47	316	312,409
5.00%, 02/01/48	1,498	1,479,368
5.00%, 03/01/48	1,245	1,229,628
5.00%, 04/01/48	1,792	1,768,930
5.00%, 05/01/48	1,482	1,462,199
5.00%, 07/01/48	1,927	1,902,276
5.00%, 09/01/48	1,295	1,277,110
5.00%, 01/01/49	107	105,975
5.00%, 04/01/49	5,730	5,656,684

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/49	$225	$221,938
5.00%, 09/01/49	60	58,858
5.00%, 10/01/49	173	171,194
5.00%, 07/01/50	3,499	3,454,480
5.00%, 08/01/52	12,897	12,600,953
5.00%, 09/01/52	22,395	21,891,754
5.00%, 10/01/52	28,121	27,438,626
5.00%, 11/01/52	38,513	37,580,940
5.00%, 12/01/52	48,847	47,661,654
5.00%, 01/01/53	41,319	40,241,272
5.00%, 02/01/53	67,931	66,007,378
5.00%, 03/01/53	49,402	48,194,239
5.00%, 04/01/53	91,035	88,442,578
5.00%, 05/01/53	69,943	67,958,403
5.00%, 06/01/53	140,149	136,402,021
5.00%, 07/01/53	56,693	55,197,970
5.00%, 08/01/53	41,092	39,931,609
5.00%, 09/01/53	22,974	22,294,804
5.00%, 11/01/53	11,848	11,497,368
5.00%, 12/01/53	14,370	13,934,265
5.00%, 01/01/54	6,370	6,177,040
5.00%, 02/01/54	47,748	46,281,364
5.00%, 04/01/54	17,251	16,813,106
5.00%, 06/01/54	17,727	17,227,175
5.00%, 06/15/54(i)	78,820	76,286,543
5.00%, 10/01/54	40,688	39,445,000
5.00%, 11/01/54	78,236	75,770,065
5.00%, 12/01/54	50,872	49,552,658
5.00%, 01/01/55	106,457	103,199,153
5.00%, 02/01/55	10,047	9,745,427
5.50%, 05/01/33	670	686,179
5.50%, 11/01/33	1,396	1,430,122
5.50%, 09/01/34	2,139	2,192,218
5.50%, 09/01/36	149	152,343
5.50%, 03/01/38	135	137,855
5.50%, 06/01/38	3,779	3,870,132
5.50%, 11/01/38	284	291,224
5.50%, 07/01/40	914	936,881
5.50%, 09/01/41	22,387	22,935,565
5.50%, 01/01/47	1,825	1,870,985
5.50%, 12/01/48	173	175,605
5.50%, 09/01/52	11,267	11,319,986
5.50%, 11/01/52	21,488	21,440,430
5.50%, 12/01/52	53,911	53,979,700
5.50%, 01/01/53	72,877	73,004,485
5.50%, 02/01/53	71,408	71,228,319
5.50%, 03/01/53	71,657	71,560,749
5.50%, 04/01/53	95,672	95,171,973
5.50%, 05/01/53	144,481	143,478,421
5.50%, 06/01/53	35,001	34,905,996
5.50%, 07/01/53	42,181	42,087,970
5.50%, 08/01/53	37,698	37,455,193
5.50%, 09/01/53	84,938	84,252,559
5.50%, 10/01/53	45,917	45,552,353
5.50%, 11/01/53	34,650	34,513,098
5.50%, 02/01/54	88,366	87,616,036
5.50%, 03/01/54	81,084	80,557,193
5.50%, 04/01/54	76,169	75,561,181
5.50%, 05/01/54	52,576	52,244,144
5.50%, 06/01/54	23,702	23,541,629
5.50%, 06/15/54(i)	177,305	175,516,257
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 07/01/54	$13,117	$13,122,362
5.50%, 08/01/54	61,340	61,027,998
5.50%, 09/01/54	7,428	7,429,240
5.50%, 10/01/54	11,925	11,830,838
5.50%, 11/01/54	102,447	102,399,446
5.50%, 01/01/55	54,691	54,175,330
5.50%, 03/01/55	11,041	10,989,807
6.00%, 03/01/34	1,140	1,177,237
6.00%, 05/01/34	91	93,953
6.00%, 08/01/34	194	201,144
6.00%, 11/01/34	63	65,338
6.00%, 09/01/36	291	303,013
6.00%, 08/01/37	712	742,062
6.00%, 03/01/38	243	253,191
6.00%, 05/01/38	114	118,961
6.00%, 09/01/38	94	98,351
6.00%, 06/01/39	1,663	1,721,664
6.00%, 10/01/39	119	124,425
6.00%, 07/01/41	947	985,677
6.00%, 02/01/49	4,677	4,869,324
6.00%, 11/01/52	2,738	2,784,644
6.00%, 12/01/52	2,037	2,065,376
6.00%, 01/01/53	10,934	11,222,574
6.00%, 02/01/53	71,260	72,238,285
6.00%, 04/01/53	2,368	2,428,292
6.00%, 05/01/53	3,097	3,169,357
6.00%, 06/01/53	14,692	14,942,731
6.00%, 07/01/53	89,985	91,487,149
6.00%, 08/01/53	186,052	189,646,284
6.00%, 09/01/53	85,010	86,410,512
6.00%, 10/01/53	20,198	20,450,703
6.00%, 11/01/53	92,216	93,567,669
6.00%, 12/01/53	13,447	13,678,217
6.00%, 01/01/54	6,531	6,617,400
6.00%, 02/01/54	26,813	27,155,397
6.00%, 03/01/54	20,449	20,769,466
6.00%, 04/01/54	49,671	50,462,878
6.00%, 06/01/54	22,057	22,329,265
6.00%, 06/15/54(i)	308,300	311,309,458
6.00%, 07/01/54	23,631	24,007,092
6.00%, 08/01/54	137,626	139,682,053
6.00%, 09/01/54	36,740	37,211,517
6.00%, 10/01/54	133,748	135,434,695
6.00%, 11/01/54	19,201	19,428,396
6.00%, 01/01/55	18,597	18,820,469
6.00%, 02/01/55	42,178	42,705,484
6.00%, 03/01/55	8,689	8,817,292
6.00%, 04/01/55	7,978	8,122,491
6.00%, 05/01/55	5,453	5,530,206
6.50%, 08/01/36	19	19,970
6.50%, 09/01/36	131	139,688
6.50%, 10/01/36	18	19,302
6.50%, 12/01/36	31	32,610
6.50%, 07/01/37	32	34,309
6.50%, 08/01/37	1,494	1,591,548
6.50%, 10/01/37	56	59,589
6.50%, 11/01/37	14	14,412
6.50%, 12/01/37	454	481,298
6.50%, 06/01/38	14	15,244
6.50%, 10/01/39	402	428,868
6.50%, 05/01/40	13	13,488

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 07/01/53	$6,455	$6,702,089
6.50%, 09/01/53	32,679	33,766,144
6.50%, 10/01/53	72,036	74,652,819
6.50%, 11/01/53	93,243	96,193,173
6.50%, 12/01/53	175,062	181,585,231
6.50%, 01/01/54	83,174	86,169,146
6.50%, 02/01/54	40,729	42,330,876
6.50%, 03/01/54	23,517	24,350,239
6.50%, 04/01/54	17,651	18,240,143
6.50%, 05/01/54	4,870	5,011,423
6.50%, 06/01/54	22,254	23,000,106
6.50%, 06/15/54(i)	28,525	29,288,496
6.50%, 07/01/54	14,863	15,390,408
6.50%, 08/01/54	46,409	47,842,974
6.50%, 09/01/54	7,109	7,360,034
6.50%, 01/01/55	21,542	22,196,166
6.50%, 02/01/55	33,251	34,486,027
6.50%, 04/01/55	15,305	15,757,270
7.00%, 04/01/37	485	524,835
		30,904,180,658
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
1.25%, 12/21/26	180	172,594
2.13%, 12/14/29	70	64,449
3.13%, 06/13/25	980	979,576
3.25%, 11/16/28(b)	25,470	24,949,694
4.25%, 12/10/27	75	75,585
5.50%, 07/15/36	7,900	8,487,651
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	82,452,810
6.75%, 03/15/31	21,820	24,756,100
Federal National Mortgage Association
0.38%, 08/25/25	24,991	24,756,798
0.88%, 08/05/30	17,530	14,982,086
1.88%, 09/24/26	1,285	1,250,369
5.63%, 07/15/37	795	860,932
6.25%, 05/15/29	580	627,927
6.63%, 11/15/30	8,180	9,179,474
7.13%, 01/15/30	10,000	11,297,213
7.25%, 05/15/30	17,396	19,911,954
Tennessee Valley Authority
1.50%, 09/15/31(b)	1,000	844,681
3.50%, 12/15/42	525	419,419
4.63%, 09/15/60	1,000	847,370
4.88%, 05/15/35	4,000	4,029,439
4.88%, 01/15/48	8,035	7,426,240
5.25%, 09/15/39	458	469,176
5.25%, 02/01/55	1,600	1,527,481
5.50%, 06/15/38	10,000	10,498,396
5.88%, 04/01/36	95	103,454
6.15%, 01/15/38	3,553	3,956,770
7.13%, 05/01/30	3,556	4,044,454
Series B, 4.70%, 07/15/33	1,500	1,510,744
Series E, 6.75%, 11/01/25	7,000	7,064,170
		267,547,006
U.S. Government Obligations — 45.0%
U.S. Treasury Note/Bond
0.38%, 07/31/27	119,701	111,032,030
0.38%, 09/30/27	105,000	96,903,516
0.50%, 04/30/27	108,800	102,012,750
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 05/31/27	$108,400	$101,354,000
0.50%, 06/30/27	136,901	127,681,573
0.50%, 08/31/27	155,022	143,819,703
0.50%, 10/31/27	202,200	186,561,094
0.63%, 07/31/26	76,400	73,403,688
0.63%, 03/31/27	81,600	76,892,063
0.63%, 11/30/27	197,000	181,932,579
0.63%, 12/31/27	187,400	172,554,406
0.63%, 05/15/30	292,641	248,950,615
0.63%, 08/15/30	396,000	333,784,689
0.75%, 05/31/26	71,500	69,134,355
0.75%, 08/31/26	244,200	234,412,923
0.75%, 01/31/28	422,276	389,120,738
0.88%, 06/30/26	170,000	164,196,095
0.88%, 09/30/26	190,610	182,859,024
0.88%, 11/15/30	263,800	223,529,281
1.00%, 07/31/28	265,704	243,160,676
1.13%, 10/31/26	171,100	164,316,152
1.13%, 02/28/27	40,300	38,390,473
1.13%, 02/29/28	143,340	133,171,819
1.13%, 08/31/28	273,600	250,750,126
1.13%, 02/15/31	257,200	219,765,345
1.13%, 05/15/40	169,599	103,031,393
1.13%, 08/15/40	133,050	79,975,523
1.25%, 11/30/26	214,900	206,371,156
1.25%, 12/31/26	191,230	183,282,003
1.25%, 03/31/28	225,000	209,337,892
1.25%, 04/30/28	245,585	228,048,696
1.25%, 05/31/28	229,110	212,284,734
1.25%, 06/30/28	212,175	196,178,995
1.25%, 09/30/28	317,000	291,070,392
1.25%, 08/15/31	468,900	396,073,969
1.25%, 05/15/50	205,900	96,129,563
1.38%, 08/31/26	42,500	41,122,071
1.38%, 10/31/28	185,000	170,243,360
1.38%, 12/31/28	196,730	180,361,450
1.38%, 11/15/31	679,797	574,162,923
1.38%, 11/15/40	284,800	177,644,000
1.38%, 08/15/50	156,410	75,003,483
1.50%, 08/15/26	321,956	312,272,169
1.50%, 01/31/27	325,280	312,433,980
1.50%, 11/30/28	284,200	262,152,298
1.50%, 02/15/30	83,185	74,535,060
1.63%, 05/15/26	270,000	263,629,687
1.63%, 09/30/26	44,500	43,123,281
1.63%, 10/31/26	76,400	73,917,000
1.63%, 11/30/26	81,200	78,421,438
1.63%, 08/15/29	54,000	49,312,969
1.63%, 05/15/31	390,910	340,671,959
1.63%, 11/15/50	240,359	123,409,529
1.75%, 12/31/26	91,870	88,733,501
1.75%, 01/31/29	179,569	166,480,104
1.75%, 11/15/29	125,000	114,082,031
1.75%, 08/15/41	352,692	229,029,367
1.88%, 06/30/26	80,000	78,106,250
1.88%, 07/31/26	49,900	48,650,551
1.88%, 02/28/27	178,100	171,908,243
1.88%, 02/28/29	259,200	241,056,000
1.88%, 02/15/32	429,110	372,185,877
1.88%, 02/15/41	249,900	168,292,031
1.88%, 02/15/51	540,694	295,861,108

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 11/15/51	$254,012	$137,603,063
2.00%, 11/15/26	181,000	175,859,882
2.00%, 11/15/41	168,818	113,767,505
2.00%, 02/15/50	203,854	116,706,301
2.00%, 08/15/51	429,990	241,533,221
2.13%, 05/31/26	105,300	103,231,019
2.25%, 02/15/27	161,206	156,690,876
2.25%, 08/15/27	146,750	141,694,005
2.25%, 11/15/27	153,750	147,936,328
2.25%, 05/15/41	347,524	247,339,347
2.25%, 08/15/46	118,960	76,097,225
2.25%, 08/15/49	107,706	65,885,474
2.25%, 02/15/52	252,900	150,594,047
2.38%, 05/15/27	190,870	185,375,032
2.38%, 03/31/29	244,200	230,959,781
2.38%, 05/15/29	191,600	180,912,313
2.38%, 02/15/42	141,000	100,418,438
2.38%, 11/15/49	229,400	143,948,500
2.38%, 05/15/51	249,989	154,680,694
2.50%, 03/31/27	125,200	122,060,219
2.50%, 02/15/45	50,824	34,965,324
2.50%, 02/15/46	146,503	99,255,783
2.50%, 05/15/46	123,517	83,412,574
2.63%, 05/31/27	141,624	138,144,254
2.63%, 02/15/29	211,491	202,238,269
2.63%, 07/31/29	317,379	301,683,618
2.75%, 04/30/27	203,035	198,696,713
2.75%, 07/31/27	166,850	162,926,419
2.75%, 02/15/28	222,702	216,316,717
2.75%, 05/31/29	285,900	273,704,578
2.75%, 08/15/32	407,350	371,134,039
2.75%, 08/15/42	106,523	79,825,673
2.75%, 11/15/42	128,580	95,852,372
2.75%, 08/15/47	219,000	152,547,188
2.75%, 11/15/47	158,550	110,142,703
2.88%, 05/15/28	252,994	246,076,195
2.88%, 08/15/28	219,930	213,297,736
2.88%, 04/30/29	176,320	169,721,776
2.88%, 05/15/32	489,500	451,487,266
2.88%, 05/15/43	121,184	91,531,790
2.88%, 08/15/45	127,941	93,516,875
2.88%, 11/15/46	54,000	38,905,313
2.88%, 05/15/49	42,000	29,452,500
2.88%, 05/15/52	216,510	148,749,136
3.00%, 05/15/42	53,150	41,564,961
3.00%, 11/15/44	99,727	75,122,479
3.00%, 05/15/45	107,414	80,493,366
3.00%, 11/15/45	65,100	48,499,500
3.00%, 02/15/47	116,190	85,381,495
3.00%, 05/15/47	152,118	111,426,435
3.00%, 02/15/48	154,550	112,241,938
3.00%, 08/15/48	161,252	116,529,477
3.00%, 02/15/49	33,660	24,234,912
3.00%, 08/15/52	204,180	143,978,803
3.13%, 08/31/27	239,200	235,313,000
3.13%, 11/15/28	207,515	202,408,187
3.13%, 08/31/29	208,900	202,355,556
3.13%, 11/15/41	53,901	43,280,819
3.13%, 02/15/42	71,800	57,440,000
3.13%, 02/15/43	76,200	60,019,406
3.13%, 08/15/44	60,519	46,694,191
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 05/15/48	$150,667	$111,729,146
3.25%, 06/30/27	331,160	327,020,500
3.25%, 06/30/29	334,154	325,695,727
3.25%, 05/15/42	155,200	125,881,750
3.38%, 09/15/27	326,860	323,310,506
3.38%, 05/15/33	513,227	483,235,297
3.38%, 08/15/42	84,053	69,199,259
3.38%, 05/15/44	84,200	67,820,469
3.38%, 11/15/48	249,432	192,881,398
3.50%, 09/30/26	294,603	292,566,097
3.50%, 01/31/28	234,655	232,491,774
3.50%, 04/30/28	184,772	182,938,716
3.50%, 09/30/29	248,401	244,170,420
3.50%, 01/31/30	291,747	286,094,402
3.50%, 04/30/30	202,861	198,597,750
3.50%, 02/15/33	479,120	456,361,800
3.50%, 02/15/39	24,000	21,247,500
3.63%, 03/31/28	196,026	194,816,153
3.63%, 05/31/28	192,612	191,302,841
3.63%, 08/31/29	247,108	244,192,899
3.63%, 03/31/30	198,200	195,227,000
3.63%, 09/30/31	155,183	150,976,087
3.63%, 08/15/43	73,600	62,100,000
3.63%, 02/15/44	83,950	70,413,063
3.63%, 02/15/53	252,636	201,714,216
3.63%, 05/15/53	268,228	213,953,741
3.75%, 08/31/26	325,301	323,992,171
3.75%, 04/30/27	200,793	200,181,210
3.75%, 08/15/27	326,609	325,613,865
3.75%, 04/15/28	246,207	245,456,839
3.75%, 05/15/28	317,684	316,765,696
3.75%, 12/31/28	202,947	201,963,975
3.75%, 05/31/30	184,698	182,793,302
3.75%, 06/30/30	184,750	182,772,599
3.75%, 12/31/30	188,697	186,013,965
3.75%, 08/31/31	191,781	188,035,277
3.75%, 08/15/41	52,000	45,695,000
3.75%, 11/15/43	36,600	31,350,188
3.88%, 03/31/27	93,854	93,758,680
3.88%, 05/31/27	22,921	22,913,837
3.88%, 10/15/27	322,313	322,237,459
3.88%, 11/30/27	162,801	162,788,282
3.88%, 12/31/27	162,637	162,675,119
3.88%, 03/15/28	275,882	276,054,426
3.88%, 09/30/29	280,787	280,085,032
3.88%, 11/30/29	192,418	191,846,759
3.88%, 12/31/29	274,278	273,420,881
3.88%, 04/30/30	292,824	291,725,910
3.88%, 08/15/33	532,628	518,230,399
3.88%, 08/15/34	569,018	548,391,097
3.88%, 08/15/40	50,516	45,567,011
3.88%, 02/15/43	184,663	162,186,050
3.88%, 05/15/43	185,341	162,376,092
4.00%, 01/15/27	250,423	250,462,129
4.00%, 12/15/27	389,162	390,438,938
4.00%, 02/29/28	232,563	233,344,267
4.00%, 06/30/28	183,445	184,161,582
4.00%, 01/31/29	220,679	221,385,864
4.00%, 07/31/29	251,198	251,904,494
4.00%, 10/31/29	293,597	294,285,118
4.00%, 02/28/30	559,636	560,991,371

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 03/31/30	$280,207	$280,776,170
4.00%, 05/31/30	385,975	386,789,168
4.00%, 07/31/30	169,344	169,410,151
4.00%, 01/31/31	187,728	187,332,012
4.00%, 04/30/32	132,327	131,065,758
4.00%, 02/15/34	588,896	575,553,825
4.00%, 11/15/42	166,665	149,243,299
4.00%, 11/15/52	234,889	200,976,901
4.13%, 06/15/26(b)	270,732	270,647,396
4.13%, 10/31/26	320,650	321,050,812
4.13%, 01/31/27	351,903	352,755,267
4.13%, 02/15/27	277,031	277,712,757
4.13%, 02/28/27	144,751	145,169,422
4.13%, 09/30/27	267,000	268,481,017
4.13%, 10/31/27	154,214	155,057,358
4.13%, 11/15/27	325,289	327,093,339
4.13%, 07/31/28	192,105	193,545,788
4.13%, 03/31/29	240,318	242,157,935
4.13%, 10/31/29	237,081	238,840,587
4.13%, 11/30/29	261,117	263,156,977
4.13%, 08/31/30	177,479	178,518,917
4.13%, 03/31/31	181,787	182,369,287
4.13%, 07/31/31	180,913	181,209,811
4.13%, 10/31/31	152,228	152,239,894
4.13%, 11/30/31	146,902	146,867,571
4.13%, 02/29/32	126,133	125,955,625
4.13%, 03/31/32	128,298	128,077,488
4.13%, 11/15/32	367,597	366,046,200
4.13%, 08/15/44	205,370	184,608,377
4.13%, 08/15/53	295,417	258,305,239
4.25%, 11/30/26	222,304	223,076,853
4.25%, 12/31/26	183,865	184,568,859
4.25%, 03/15/27	298,724	300,275,964
4.25%, 01/15/28	291,530	294,217,542
4.25%, 02/15/28	330,198	333,396,793
4.25%, 02/28/29	234,703	237,490,098
4.25%, 06/30/29	250,452	253,523,952
4.25%, 01/31/30	321,958	326,032,781
4.25%, 02/28/31	191,977	193,911,769
4.25%, 06/30/31	203,146	204,907,658
4.25%, 05/31/32	144,231	143,904,227
4.25%, 11/15/34	576,071	570,670,334
4.25%, 05/15/35	191,289	189,196,777
4.25%, 05/15/39	37,340	35,688,872
4.25%, 11/15/40	28,889	27,155,660
4.25%, 02/15/54	359,156	320,771,202
4.25%, 08/15/54	352,011	314,829,838
4.38%, 08/15/26	220,205	220,944,752
4.38%, 12/15/26	249,112	250,464,601
4.38%, 07/15/27	350,738	354,080,972
4.38%, 08/31/28	199,192	202,164,319
4.38%, 11/30/28	223,027	226,476,949
4.38%, 12/31/29	271,409	276,243,473
4.38%, 11/30/30	171,290	174,220,666
4.38%, 01/31/32	106,709	108,126,229
4.38%, 05/15/34	569,618	571,398,056
4.38%, 02/15/38	32,000	31,425,000
4.38%, 11/15/39	50,933	49,030,971
4.38%, 05/15/40	32,403	31,106,880
4.38%, 05/15/41	15,949	15,166,502
4.38%, 08/15/43	209,492	195,973,219
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 07/15/26	$264,110	$265,213,898
4.50%, 04/15/27	299,493	302,534,726
4.50%, 05/15/27	298,486	301,704,052
4.50%, 05/31/29	262,995	268,604,192
4.50%, 12/31/31	106,876	109,097,017
4.50%, 11/15/33	546,868	555,156,468
4.50%, 02/15/36	27,685	27,996,456
4.50%, 05/15/38	47,000	46,765,000
4.50%, 08/15/39	50,707	49,605,707
4.50%, 02/15/44	209,249	198,459,598
4.50%, 11/15/54	276,098	257,806,507
4.63%, 06/30/26	174,281	175,152,405
4.63%, 09/15/26	260,811	262,634,640
4.63%, 10/15/26	263,056	265,080,297
4.63%, 11/15/26	263,612	265,795,037
4.63%, 06/15/27	288,111	292,162,561
4.63%, 09/30/28	197,522	202,074,266
4.63%, 04/30/29	259,650	266,262,961
4.63%, 09/30/30	182,484	187,815,954
4.63%, 04/30/31	199,727	205,500,359
4.63%, 05/31/31	197,795	203,466,155
4.63%, 02/15/35	550,415	560,993,288
4.63%, 02/15/40	45,950	45,425,883
4.63%, 05/15/44	209,746	201,978,843
4.63%, 11/15/44	201,758	193,845,303
4.63%, 05/15/54	350,123	332,999,797
4.63%, 02/15/55	281,560	268,625,837
4.75%, 02/15/37	21,977	22,547,028
4.75%, 02/15/41	56,158	55,833,337
4.75%, 11/15/43	204,910	200,939,869
4.75%, 02/15/45	111,712	109,093,750
4.75%, 11/15/53	319,670	310,179,797
4.75%, 05/15/55	100,989	98,416,936
4.88%, 05/31/26	226,649	228,189,506
4.88%, 10/31/28	198,503	204,690,712
4.88%, 10/31/30	178,613	185,952,878
5.00%, 05/15/37	53,658	56,173,219
5.00%, 05/15/45	13,602	13,743,865
5.25%, 11/15/28	29,377	30,588,801
5.25%, 02/15/29	60,090	62,939,581
5.50%, 08/15/28	77,000	80,753,750
6.13%, 08/15/29	14,600	15,804,500
6.25%, 05/15/30	5,000	5,497,656
6.50%, 11/15/26	16,950	17,576,356
6.63%, 02/15/27	28,800	30,088,125
6.75%, 08/15/26	14,400	14,830,875
		56,037,995,614
Total U.S. Government & Agency Obligations — 70.0% (Cost: $93,748,344,830)		87,209,723,278
Total Long-Term Investments — 98.8% (Cost: $132,267,234,121)		123,000,165,029
	Shares
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(j)(k)	3,051,471,433	3,052,692,021

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)(l)	602,815,312	$602,815,312
Total Short-Term Securities — 2.9% (Cost: $3,654,165,334)		3,655,507,333
Total Investments Before TBA Sales Commitments — 101.7% (Cost: $135,921,399,455)		126,655,672,362
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association
4.50%, 06/15/54	$(28,275)	(26,671,791)
6.50%, 06/15/54	(22,225)	(22,692,726)
Uniform Mortgage-Backed Securities
4.00%, 06/13/52	(11,125)	(10,191,267)
5.50%, 06/15/54	(11,050)	(10,938,522)
6.00%, 06/15/54	(84,100)	(84,920,939)
6.50%, 06/15/54	(300)	(308,030)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(155,321,059))		(155,723,275)
Total Investments, Net of TBA Sales Commitments — 101.6% (Cost: $135,766,078,396)		126,499,949,087
Liabilities in Excess of Other Assets — (1.6)%		(1,982,933,064)
Net Assets — 100.0%		$124,517,016,023

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,816,842,038	$—	$(763,953,487)(a)	$195,832	$(392,362)	$3,052,692,021	3,051,471,433	$33,308,858	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	469,507,208	133,308,104 (a)	—	—	—	602,815,312	602,815,312	724,378 (b)	—
				$195,832	$(392,362)	$3,655,507,333		$34,033,236	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$497,027,382	$—	$497,027,382
Collateralized Mortgage Obligations	—	1,260,270,174	—	1,260,270,174
Corporate Bonds & Notes	—	30,722,786,512	—	30,722,786,512
Foreign Government Obligations	—	2,758,859,719	—	2,758,859,719
Municipal Debt Obligations	—	551,497,964	—	551,497,964
U.S. Government & Agency Obligations	—	87,209,723,278	—	87,209,723,278
Short-Term Securities
Money Market Funds	3,655,507,333	—	—	3,655,507,333
Liabilities
Investments
TBA Sales Commitments	—	(155,723,275)	—	(155,723,275)
	$3,655,507,333	$122,844,441,754	$—	$126,499,949,087

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced